================================================================================
                                                      33' Act File No. 333-43639
                                                       40' Act File No. 811-8351

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6

           REGISTRATION UNDER THE SECURITIES ACT OF 1933                    |_|

                    PRE-EFFECTIVE AMENDMENT NO. ___                         |_|



                    POST-EFFECTIVE AMENDMENT NO. 16                         |X|



                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      |_|


              AMENDMENT NO. 16                                              |X|

                        (Check appropriate box or boxes.)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                           (Exact Name of Registrant)
                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111


           PATRICIA R. HATLER, ESQ.               With Copies To:

           SECRETARY                              MICHAEL R. MOSER, ESQ.
           ONE NATIONWIDE PLAZA                   ONE NATIONWIDE PLAZA, 1-09-V3
           COLUMBUS, OHIO 43215-2220              COLUMBUS, OHIO 43215-2220

              (Name and Address of Agent for Service)



           Approximate Date of Proposed Public Offering:    NOVEMBER 15, 2004



It is proposed that this filing will become effective (check appropriate box)


|_|  Immediately upon filing pursuant to paragraph (b)


|X|  On November 15, 2004 pursuant to paragraph (b)


|_|  60 days after filing pursuant to paragraph (a)(1)

|_|  On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                      SUPPLEMENT DATED NOVEMBER 15, 2004 TO

                        PROSPECTUS DATED MAY 1, 2004 FOR

      CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

             ISSUED BY NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                 THROUGH ITS NATIONWIDE VL SEPARATE ACCOUNT - C


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. THE INFORMATION UNDER SECTION "AVAILABLE SUB-ACCOUNTS" IS REVISED AS FOLLOWS:

                 Annual Expenses of the Underlying Mutual Funds
                    Held by the Sub-Account Portfolios (AS A
                    PERCENTAGE OF UNDERLYING MUTUAL FUND NET
                                     ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
                FUND                     MANAGEMENT      OTHER      12B-1    TOTAL UNDERLYING    WAIVER AND/OR       TOTAL
                                            FEES        EXPENSES     FEES       MUTUAL FUND         EXPENSE        UNDERLYING
                                                                              EXPENSES BEFORE    REIMBURSEMENT    MUTUAL FUND
                                                                              ANY FEE WAIVER                        EXPENSES
                                                                                OR EXPENSE
                                                                               REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM          0.73%         0.31%      0.00%         1.04%             0.00%            1.04%
V.I. Basic Value Fund: Series I
Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM          0.75%         0.38%      0.00%         1.13%             0.00%            1.13%
V.I. Capital Development Fund:
Series I Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM          0.75%         0.35%      0.00%         1.10%             0.00%            1.10%
V.I. International Growth Fund:
Series I Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products         0.63%         0.03%      0.00%         0.66%             0.08%           0.58%1
Series Fund, Inc. -
AllianceBernstein Growth and Income
Portfolio: Class A
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable                   0.90%         0.00%      0.00%         0.90%             0.00%            0.90%
Portfolios, Inc. - American Century
VP Balanced Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable                   1.00%         0.00%      0.00%         1.00%             0.00%            1.00%
Portfolios, Inc. - American Century
VP Capital Appreciation Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable                   0.70%         0.00%      0.00%         0.70%             0.00%            0.70%
Portfolios, Inc. - American Century
VP Income & Growth Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable                   1.33%         0.01%      0.00%         1.34%             0.00%            1.34%
Portfolios, Inc. - American Century
VP International Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable                   1.00%         0.01%      0.00%         1.01%             0.00%            1.01%
Portfolios, Inc. - American Century
VP Ultra Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable                   0.95%         0.00%      0.00%         0.95%             0.00%            0.95%
Portfolios, Inc. - American Century
VP Value Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Baron Capital Funds Trust - Baron           1.00%         0.19%      0.25%         1.44%             0.00%            1.44%
Capital Asset Fund: Insurance Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series, Inc. - CVS         0.70%         0.82%      0.00%         1.52%             0.44%           1.08%1
Social Equity Portfolio
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global                1.25%         0.38%      0.00%         1.63%             0.23%           1.40%2
Post-Venture Capital Portfolio
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                FUND                     MANAGEMENT       OTHER      12B-1   TOTAL UNDERLYING    WAIVER AND/OR       TOTAL
                                            FEES        EXPENSES     FEES       MUTUAL FUND         EXPENSE        UNDERLYING
                                                                              EXPENSES BEFORE    REIMBURSEMENT    MUTUAL FUND
                                                                              ANY FEE WAIVER                        EXPENSES
                                                                                OR EXPENSE
                                                                               REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - International         1.00%         0.41%      0.00%         1.41%             0.00%            1.41%
Focus Portfolio
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Small Cap             0.90%         0.22%      0.00%         1.12%             0.00%            1.12%
Growth Portfolio
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - Mid         0.75%         0.07%      0.00%         0.82%             0.00%            0.82%
Cap Stock Portfolio: Initial Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios -             0.35%         0.00%      0.25%         0.60%             0.00%            0.60%
Small Cap Stock Index Portfolio:
Service Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.:             0.25%         0.03%      0.00%         0.28%             0.00%            0.28%
Initial Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -          0.75%         0.05%      0.00%         0.80%             0.00%            0.80%
Appreciation Portfolio: Initial
Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -          0.75%         0.07%      0.00%         0.82%             0.00%            0.82%
Growth and Income Portfolio: Initial
Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -          1.00%         0.49%      0.00%         1.49%             0.08%           1.41%1
International Value Portfolio:
Initial Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth         0.75%         0.09%      0.00%         0.84%             0.00%            0.84%
Fund, Inc.: Initial Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series -                0.60%         0.36%      0.25%         1.21%             0.51%           0.70%2
Federated Quality Bond Fund II:
Primary Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.48%         0.00%      0.09%         0.67%             0.01%            0.56%
Fund - VIP Equity-Income Portfolio:
Initial Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.58%         0.00%      0.09%         0.77%             0.03%            0.64%
Fund - VIP Growth Portfolio: Initial
Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.58%         0.10%      0.11%         0.79%             0.00%            0.79%
Fund - VIP High Income Portfolio:
Initial Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.73%         0.00%      0.17%         1.00%             0.04%            0.86%
Fund - VIP Overseas Portfolio:
Initial Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.53%         0.00%      0.10%         0.63%             0.00%            0.63%
Fund II - VIP II Asset Manager
Portfolio: Initial Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.58%         0.00%      0.09%         0.77%             0.02%            0.65%
Fund II - VIP II Contrafund(R)
Portfolio: Initial Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.58%         0.00%      0.14%         0.72%             0.02%            0.70%
Fund III - VIP III Growth
Opportunities Portfolio: Initial
Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.58%         0.10%      0.16%         0.84%             0.03%            0.81%
Fund III - VIP III Value Strategies
Portfolio: Service Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable                 0.69%         0.22%      0.25%         1.16%             0.04%           1.12%1
Insurance Products Trust - Templeton
Foreign Securities Fund: Class 2
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.75%         0.24%      0.00%         0.99%             0.00%            0.99%
Comstock GVIT Value Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                FUND                     MANAGEMENT       OTHER      12B-1   TOTAL UNDERLYING    WAIVER AND/OR       TOTAL
                                            FEES        EXPENSES     FEES       MUTUAL FUND         EXPENSE        UNDERLYING
                                                                              EXPENSES BEFORE    REIMBURSEMENT    MUTUAL FUND
                                                                              ANY FEE WAIVER                        EXPENSES
                                                                                OR EXPENSE
                                                                               REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.30%         0.24%      0.00%         0.54%             0.00%            0.54%
Dreyfus GVIT Mid Cap Index Fund:
Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.70%         0.25%      0.00%         0.95%             0.00%            0.95%
Federated GVIT High Income Bond
Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         1.15%         0.25%      0.00%         1.40%             0.00%           1.40%1
Gartmore GVIT Emerging Markets Fund:
Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.75%         0.23%      0.00%         0.98%             0.00%            0.98%
Gartmore GVIT Mid Cap Growth Fund:
Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         1.00%         0.27%      0.00%         1.27%             0.00%           1.27%1
Gartmore GVIT Global Financial
Services Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         1.00%         0.24%      0.00%         1.24%             0.00%           1.24%1
Gartmore GVIT Global Health Sciences
Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.98%         0.26%      0.00%         1.24%             0.00%           1.24%1
Gartmore GVIT Global Technology and
Communications Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.80%         0.31%      0.00%         1.11%             0.00%           1.11%1
Gartmore GVIT Global Utilities Fund:
Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.49%         0.24%      0.00%         0.73%             0.00%            0.73%
Gartmore GVIT Government Bond Fund:
Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.60%         0.24%      0.00%         0.84%             0.00%            0.84%
Gartmore GVIT Growth Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         1.00%         0.25%      0.00%         1.25%             0.00%           1.25%1
Gartmore GVIT International Growth
Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.13%         0.46%3     0.25%         0.84%             0.00%           0.84%1
Gartmore GVIT Investor Destinations
Conservative Fund: Class II
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.13%         0.46%3     0.25%         0.84%             0.00%           0.84%1
Gartmore GVIT Investor Destinations
Moderately Conservative Fund: Class
II
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.13%         0.46%3     0.25%         0.84%             0.00%           0.84%1
Gartmore GVIT Investor Destinations
Moderate Fund: Class II
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.13%         0.47%3     0.25%         0.85%             0.00%           0.85%1
Gartmore GVIT Investor Destinations
Moderately Aggressive Fund: Class II
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.13%         0.47%3     0.25%         0.85%             0.00%           0.85%1
Gartmore GVIT Investor Destinations
Aggressive Fund: Class II
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.37%         0.26%      0.00%         0.63%             0.00%            0.63%
Gartmore GVIT Money Market Fund:
Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.37%         0.18%      0.00%         0.55%             0.00%           0.55%1
Gartmore GVIT Money Market Fund:
Class V
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                FUND                     MANAGEMENT       OTHER      12B-1   TOTAL UNDERLYING    WAIVER AND/OR       TOTAL
                                            FEES        EXPENSES     FEES       MUTUAL FUND         EXPENSE        UNDERLYING
                                                                              EXPENSES BEFORE    REIMBURSEMENT    MUTUAL FUND
                                                                              ANY FEE WAIVER                        EXPENSES
                                                                                OR EXPENSE
                                                                               REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.59%         0.24%      0.00%         0.83%             0.00%            0.83%
Gartmore GVIT Nationwide(R) Fund:
Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.90%         0.24%      0.00%         1.14%             0.00%           1.14%1
Gartmore GVIT Nationwide(R) Leaders
Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.90%         0.29%      0.00%         1.19%             0.00%           1.19%1
Gartmore GVIT U.S. Growth Leaders
Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         1.00%         0.32%      0.00%         1.32%             0.00%            1.32%
Gartmore GVIT Worldwide Leaders
Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.95%         0.24%      0.00%         1.19%             0.00%            1.19%
GVIT Small Cap Growth Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.87%         0.24%      0.00%         1.11%             0.00%            1.11%
GVIT Small Cap Value Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.93%         0.24%      0.00%         1.17%             0.00%            1.17%
GVIT Small Company Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.73%         0.25%      0.00%         0.98%             0.00%            0.98%
J.P. Morgan GVIT Balanced Fund:
Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.75%         0.26%      0.00%         1.01%             0.00%            1.01%
Van Kampen GVIT Multi Sector Bond
Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance            0.80%         0.11%      0.00%         0.91%             0.00%           0.91%1
Trust - Goldman Sachs VIT Mid Cap
Value Fund
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Balanced               0.65%         0.02%      0.25%         0.92%             0.00%            0.92%
Portfolio: Service Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital                0.65%         0.03%      0.25%         0.93%             0.00%            0.93%
Appreciation Portfolio: Service
Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global                 0.65%         0.20%      0.25%         1.10%             0.00%            1.10%
Technology Portfolio: Service Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International          0.65%         0.11%      0.25%         1.01%             0.00%            1.01%
Growth Portfolio: Service Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management        1.15%         3.19%      0.25%         4.59%             3.19%           1.40%1
Trust - AMT Fasciano Portfolio:
Class S
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management        0.85%         0.08%      0.00%         0.93%             0.00%           0.93%1
Trust - AMT Growth Portfolio
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management        0.85%         0.13%      0.00%         0.98%             0.00%           0.98%1
Trust - AMT Guardian Portfolio
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management        0.84%         0.05%      0.00%         0.89%             0.00%           0.89%1
Trust - AMT Mid-Cap Growth
Portfolio: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management        0.65%         0.09%      0.00%         0.74%             0.00%           0.74%1
Trust - AMT Limited Maturity Bond
Portfolio: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management        0.83%         0.08%      0.00%         0.91%             0.00%           0.91%1
Trust - AMT Partners Portfolio
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                FUND                     MANAGEMENT       OTHER      12B-1   TOTAL UNDERLYING    WAIVER AND/OR       TOTAL
                                            FEES        EXPENSES     FEES       MUTUAL FUND         EXPENSE        UNDERLYING
                                                                              EXPENSES BEFORE    REIMBURSEMENT    MUTUAL FUND
                                                                              ANY FEE WAIVER                        EXPENSES
                                                                                OR EXPENSE
                                                                               REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust - Mid Cap        0.65%         0.21%      0.00%         0.86%             0.00%           0.86%1
Growth Portfolio
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust - Mid Cap        0.74%         0.23%      0.00%         0.97%             0.02%           0.95%1
Value Portfolio
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -        0.68%         0.02%      0.00%         0.70%             0.00%            0.70%
Oppenheimer Aggressive Growth
Fund/VA: Initial Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -        0.71%         0.02%      0.00%         0.73%             0.00%            0.73%
Oppenheimer Bond Fund/VA: Initial
Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -        0.65%         0.02%      0.00%         0.67%             0.00%            0.67%
Oppenheimer Capital Appreciation
Fund/VA: Initial Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -        0.63%         0.04%      0.00%         0.67%             0.00%            0.67%
Oppenheimer Global Securities
Fund/VA: Initial Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -        0.68%         0.02%      0.00%         0.70%             0.00%            0.70%
Oppenheimer Main Street(R) Fund/VA:
Initial Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -        0.73%         0.03%      0.00%         0.76%             0.00%            0.76%
Oppenheimer Multiple Strategies
Fund/VA: Initial Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust -All         0.20%         11.32%     0.00%         11.52%            10.32%          1.20%1
Asset Portfolio: Administrative Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust -Low         0.25%         0.40%      0.00%         0.65%             0.00%           0.65%1
Duration Portfolio: Administrative
Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust -Real        0.25%         0.41%      0.00%         0.66%             0.01%           0.65%1
Return Portfolio: Administrative
Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust              0.25%         0.40%      0.00%         0.65%             0.00%           0.65%1
-Total Return Portfolio:
Administrative Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Pioneer Variable Contracts Trust -          0.65%         0.24%      0.00%         0.89%             0.00%            0.89%
Pioneer High Yield VCT Portfolio:
Class 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Royce Capital Fund - Royce Micro-Cap        1.25%         0.11%      0.00%         1.36%             0.00%            1.36%
Portfolio
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.:           0.75%         0.65%      0.00%         1.40%             1.31%           1.09%2
Investor Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,            1.00%         0.24%      0.00%         1.24%             0.11%           1.13%2
Inc. - Strong Discovery Fund II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc. -         0.85%         0.00%      0.25%         1.10%             0.00%            1.10%
T. Rowe Price Equity Income
Portfolio: Class II
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc. -         0.85%         0.00%      0.25%         1.10%             0.00%            1.10%
T. Rowe Price Mid-Cap Growth
Portfolio: Class II
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc. -         0.85%         0.00%      0.00%         0.85%             0.00%            0.85%
T. Rowe Price New America Growth
Portfolio
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,          0.80%         0.41%      0.00%         1.21%             0.00%           1.21%2
Inc. - Emerging Markets Debt
Portfolio: Class I
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                FUND                     MANAGEMENT       OTHER      12B-1   TOTAL UNDERLYING    WAIVER AND/OR       TOTAL
                                            FEES        EXPENSES     FEES       MUTUAL FUND         EXPENSE        UNDERLYING
                                                                              EXPENSES BEFORE    REIMBURSEMENT    MUTUAL FUND
                                                                              ANY FEE WAIVER                        EXPENSES
                                                                                OR EXPENSE
                                                                               REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,          0.75%         0.58%      0.00%         1.33%             0.28%           1.05%2
Inc. - Mid Cap Growth Portfolio:
Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,          0.80%         0.31%      0.00%         1.11%             0.01%           1.10%2
Inc. - U.S. Real Estate Portfolio:
Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -         1.00%         0.21%      0.00%         1.21%             0.02%            1.19%
Worldwide Bond Fund: Initial Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -         1.00%         0.43%      0.00%         1.43%             0.03%           1.40%2
Worldwide Emerging Markets Fund:
Initial Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -         1.00%         0.23%      0.00%         1.23%             0.00%            1.23%
Worldwide Hard Assets Fund: Initial
Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides us with daily net asset value. We then deduct applicable charges from the net asset value in calculating the unit value of the corresponding sub-account. The underlying mutual funds provided us information that we have not independently verified and may have changed. The current management fees and other expenses, including any fee waivers and expense reimbursements, are more fully described in the prospectus for each underlying mutual fund.

_______________________________
1 The fund has contractually agreed to reimburse total expenses in excess of this amount. The length of the contractual agreement varies by underlying mutual fund, but extends until at least December 31, 2004. Please refer to the underlying mutual funds' prospectuses for more detail.
2 The fund has voluntarily agreed to reimburse total expenses in excess of this amount. The arrangement may be discontinued by the fund at any time. 3 The other expenses (and total underlying mutual fund expenses) reflect both direct and indirect expenses associated with the fund.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III GROWTH OPPORTUNITIES
PORTFOLIO: INITIAL CLASS (not available for policies issued on or after May 1,
2002)

------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BALANCED FUND/VA: INITIAL CLASS (formerly, Oppenheimer Variable Account Funds -
Oppenheimer Multiple Strategies Fund/VA: Initial Class)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total investment return: current income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

ALL REFERENCES TO CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO ARE DELETED.


2. THE SUBSECTION "MODES TO MAKE A TRANSFER " UNDER THE SECTION "THE POLICY" IS REVISED AS FOLLOWS:

MODES TO MAKE A TRANSFER

With respect to any telephonic or electronic mode of communication, including the Internet, we monitor transfer activity for potentially harmful investment practices. For policies owned by a natural person, you are limited to 20 "transfer events" per calendar year. If you initiate transfer events within a lesser time interval at a pace that is equivalent to 20 within a year, you may be required to submit all subsequent transfers via U.S. mail. To calculate transfer events, at the end of each Valuation Period, we will group together all of your transfer requests for the day. We will count this grouping as a "transfer event," regardless of the number of Sub-Accounts involved. Once 20 transfer events or the equivalent occur, you may continue to make transfers, but only by sending your written request to us at our Home Office via first class U.S. mail until the end of the year. Then, we begin to count transfer events over again.

For policies owned by a corporation or another entity, we monitor transfer activity for potentially harmful investment practices, however, we do not systematically monitor the transfer instructions of individual persons. Our procedures include the review of aggregate entity-level transfers, not individual transfer instructions. It is our intention to protect the interests of all contract owners; it is possible, however, for some harmful trading to go on undetected by us. For example, in some instances, an entity may make transfers based on the instruction of multiple parties such as employees, partners, or other affiliated persons based on those persons participation in entity sponsored programs. We do not systematically monitor the transfer instructions of these individual persons. We monitor aggregate trades among the Sub-Accounts for frequency, pattern, and size. If two or more transfer events are submitted in a 30 day period, we may impose conditions on your ability to submit trades. These restrictions include revoking your privilege to make trades by any means other than written communication submitted via U.S. mail for a twelve-month period.

We have the right to restrict transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, we may restrict trading strategies designed to avoid or take advantage of our monitoring procedures and other measures aimed at curbing harmful trading practices.


Some investment advisers/representatives manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. We generally will require multi-policy advisers to submit all transfer requests via U.S. mail.


3. THE SUBSECTION "DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES" UNDER THE SECTION "A NOTE ON CHARGES" IS REVISED AS FOLLOWS:

DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES


Commissions to brokerage firms are among the promotional and sales expenses we incur upon distribution of the Policy. We may pay a maximum gross commission of up to 35% of first year premiums and 10% for renewal premiums after the first year. In addition, we may pay asset-based commissions of up to 0.70% of the non-loaned Cash Value per year. The payment of such compensation to the brokerage firms is contingent on the long-term persistency of each Policy and all Policies sold on our behalf by such firms in the aggregate. The actual amount of commissions we pay depends on factors such as the aggregate amount of premiums we receive from all Policies sold on our behalf by the respective brokerage firms, the revenues we receive from the investment options included within the Policies, and the scope of services these brokerage firms provide. Individual registered representatives typically receive a portion of the commissions we pay, depending on their arrangement with their brokerage firm.

We may also provide marketing and expense allowances to brokerage firms based upon our assessment of that firm's capabilities as well as demonstrated willingness and ability to promote and market our products. The firms determine how these allowances are spent.

If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative or Nationwide's Corporate Insurance Unit.

4. THE "LEGAL PROCEEDINGS" SECTION OF YOUR PROSPECTUS IS AMENDED TO ADD THE FOLLOWING IN THE SECOND TO LAST PARAGRAPH:

The SEC, in conjunction with the New York State Attorney General, is conducting an investigation of market timing in certain international and global mutual funds offered in insurance products underwritten by Nationwide.

      CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    Issued By
                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                     Through
                        NATIONWIDE VL SEPARATE ACCOUNT-C
--------------------------------------------------------------------------------

                   The Date Of This Prospectus Is May 1, 2004

--------------------------------------------------------------------------------

                PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

Variable life insurance is complex, and this prospectus is designed to help you become as fully informed as possible in making your decision to purchase or not purchase the variable life policy it describes. Prior to your purchase, we encourage you to take the time you need to understand the policy, its potential benefits and risks, and how it might or might not benefit you. You should use this prospectus to compare the benefits and risks of this policy versus those of other life insurance policies and alternative investment instruments.
--------------------------------------------------------------------------------

Please read this entire prospectus and consult with a financial adviser. If you have policy specific questions or need additional information, contact us. Also, contact us for free copies of the prospectuses for the mutual funds available under the policy.

      ============================== ======================


                TELEPHONE: 1-877-351-8808

                      TDD:  1-800-238-3035

                U.S. MAIL: Nationwide Life and Annuity Insurance Company
                           One Nationwide Plaza, (1-11-08)
                           Columbus, OH  43215-2220

    ============================== =============================

--------------------------------------------------------------------------------

PLEASE UNDERSTAND THAT THE POLICY TERMS WILL GOVERN THE WAY THE POLICY WORKS AND ALL RIGHTS AND OBLIGATIONS.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
             -------------------------------------------------------------------
         THIS POLICY IS NOT: FDIC INSURED; A BANK DEPOSIT; AVAILABLE IN
          EVERY STATE; OR INSURED OR ENDORSED BY A BANK OR ANY FEDERAL
                               GOVERNMENT AGENCY.
       -------------------------------------------------------------------
              THIS POLICY MAY DECREASE IN VALUE TO THE POINT OF BEING VALUELESS.
       -------------------------------------------------------------------

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The purpose of this policy is to provide life insurance protection for the beneficiary you name. IF YOUR PRIMARY NEED IS NOT LIFE INSURANCE PROTECTION, THEN PURCHASING THIS POLICY MAY NOT BE IN YOUR BEST INTEREST. We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs. As always, consult your financial adviser.

Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

  ------------------------------------------------------------------------------
                                TABLE OF CONTENTS
  ------------------------------------------------------------------------------


TABLE OF CONTENTS..........................................I

IN SUMMARY: POLICY BENEFITS................................1

IN SUMMARY: POLICY RISKS...................................3

IN SUMMARY: VARIABLE UNIVERSAL LIFE INSURANCE
AND THE POLICY.............................................4

IN SUMMARY: FEE TABLES.....................................6

AVAILABLE SUB-ACCOUNTS.....................................9

THE POLICY................................................24

   Policy Owner Rights....................................24

   The Beneficiary........................................24

   To Purchase............................................24

   Coverage...............................................25

   Coverage Effective Date................................25

   To Cancel (Examination Right)..........................25

   To Change Coverage.....................................25

   Sub-Account Portfolio Transfers........................26

   Fixed Account Transfers................................27

   Modes To Make A Transfer...............................27

   To Irrevocably Transfer Cash Value Or
   Exchange The Policy....................................28

   To Terminate Or Surrender..............................28

   To Assign..............................................29

   Proceeds Upon Maturity.................................29

   Reports And Illustrations..............................29

   Errors Or Misstatements................................30

   Incontestability.......................................30

   If We Modify The Policy................................30

RIDERS....................................................30

   Change Of Insured Rider................................30

   Additional (insurance) Protection Rider................30

PREMIUM...................................................31

   Initial Premium........................................31

   Subsequent Premiums....................................31

CHARGES...................................................32

   Premium Load (Charge)..................................33

   Partial Surrender Fee..................................34

   Cost Of Insurance......................................34

   Mortality And Expense Risk.............................34

   Policy Loan Interest...................................35

   Administrative.........................................35

   Additional (insurance) Protection Rider................35

   A Note on Charges......................................35

TO ALLOCATE PREMIUM AND SUB-ACCOUNT
VALUATION.................................................36

   Variable Investment Options............................37

   The Fixed Investment Option............................37

   Allocation Of Premium And Cash Value...................38

   When Sub-Account Units Are Valued......................38

   How Investment Experience Is Determined................38

   Cash Value.............................................39

   Dollar Cost Averaging..................................40

THE DEATH BENEFIT.........................................40

   Calculation Of The Death Benefit Proceeds..............40

   Death Benefit Options..................................41

   The Minimum Required Death Benefit.....................42

   Changes In The Death Benefit Option....................42

   Suicide................................................43

SURRENDERS................................................43

   Full Surrender.........................................43

   Other Amounts Paid At Surrender........................43

   Partial Surrender......................................44

   Reduction Of Specified Amount On A Partial Surrender...44

THE PAYOUT OPTIONS........................................45

   Interest Income........................................45

   Income For A Fixed Period..............................45

   Life Income With Payments Guaranteed...................46

   Fixed Income For Varying Periods.......................46

   Joint And Survivor Life................................46

   Alternate Life Income..................................46

POLICY LOANS..............................................46

   Loan Amount And Interest...............................46

   Collateral.............................................47

   Repayment..............................................47

   Net Effect Of Loans....................................47

LAPSE.....................................................47

   Grace Period...........................................47

   Reinstatement..........................................48

TAXES.....................................................48

   Types Of Taxes Of Which To Be Aware....................48

   Buying The Policy......................................49

   Investment Gain In The Policy..........................49

   Periodic Withdrawals, Non-Periodic Withdrawals
   And Loans..............................................50

   Surrender Of The Policy................................51

   Withholding............................................51

   Exchanging The Policy For Another Life
   Insurance Policy.......................................52

   Taxation Of Death Benefits.............................52

   Special Considerations for Corporations................52

   Taxes And The Value Of Your Policy.....................53

   Tax Changes............................................53

NATIONWIDE LIFE AND ANNUITY INSURANCE
COMPANY...................................................54

NATIONWIDE VL SEPARATE ACCOUNT-C..........................54

   Organization, Registration And Operation...............54

   Addition, Deletion, Or Substitution Of Mutual Funds....55

   Voting Rights..........................................56

LEGAL PROCEEDINGS.........................................56

   Nationwide Life And Annuity Insurance
   Company................................................56

   Nationwide Investment Services Corporation.............58

FINANCIAL STATEMENTS......................................58

APPENDIX A: DEFINITIONS..................................A-1

                           IN SUMMARY: POLICY BENEFITS

Appendix A defines certain words and phrases we use in this prospectus.

DEATH BENEFIT

The primary benefit of your policy is life insurance coverage. While the policy is In Force, we will pay the Proceeds to your beneficiary when the Insured dies.

YOUR CHOICE OF DEATH BENEFIT OPTIONS

|X| Option One is THE GREATER OF the Specified Amount OR the minimum required Death Benefit under federal tax law.

|X| Option Two is THE GREATER OF the Specified Amount plus the Cash Value OR the minimum required Death Benefit under federal tax law.

|X| Option Three is THE GREATER OF the Specified Amount plus accumulated Premium payments (less any partial surrenders) OR the minimum required Death Benefit under federal tax law.

For more information, see "Death Benefit Options," beginning on page 41.

YOUR OR YOUR BENEFICIARY'S CHOICE OF POLICY PROCEEDS

You or your beneficiary may choose to receive the Policy Proceeds in a lump sum, or there are a variety of options that will pay out over time. For more information, see "The Payout Options," beginning on page 45.

COVERAGE FLEXIBILITY

Subject to conditions, you may choose to:

|X|  Change the Death Benefit option;

|X|  Increase or decrease the Specified Amount;

|X|  Change your beneficiaries; and

|X|  Change who owns the policy.

For more information, see: "Changes In The Death Benefit Option," beginning on page 42; "Reduction Of Specified Amount On A Partial Surrender," beginning on page 44; "The Beneficiary," beginning on page 24; and "Policy Owner Rights," beginning on page 24.

ACCESS TO CASH VALUE

Subject to conditions, you may choose to borrow against, or withdraw, the Cash Value of your policy:

|X| Take a policy loan of an amount no greater than 90% of the Sub-Account portfolios PLUS 100% of the Fixed Account PLUS 100% of the loan account immediately prior to the policy loan.

|X|  The minimum amount is $500.

For more information, see "Loan Amount And Interest," beginning on page 46.


|X| Take a partial surrender of no less than $500. For more information, see "Partial Surrender," beginning on page 44.

|X| Surrender the policy at any time while the Insured is alive. The Cash Surrender Value will be the Cash Values of the Sub-Account portfolios and fixed account, less any policy loans. You may choose to receive the Cash Surrender Value in a lump sum, or you will have available the same payout options as if it constituted a Death Benefit. For more information, see "Full Surrender," beginning on page 43 and "The Payout Options" beginning on page 45.

PREMIUM FLEXIBILITY

You will not be required to make your Premium payments according to a schedule. Within limits, you may vary the frequency and amount, and you might even be able to skip needing to make a Premium payment. For more information, see "Premium," beginning on page 31.

INVESTMENT OPTIONS

You may choose to allocate your Premiums after charges to the fixed or variable investment options:

|X| The fixed investment option will earn interest daily at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.

|X| The variable investment options constitute the limitedly available mutual funds, and we have divided Nationwide VL Separate Account-C into a number of Sub-Account portfolios, identified in the "Available Sub-Accounts" section, to account for your allocations. Your Investment Experience will depend on the market performance of the Sub-Account portfolios you have chosen.

     We have implemented procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience. For more information, see "Sub-Account Portfolio Transfers," beginning on page 26 and "Modes To Make A Transfer," beginning on page 27.

     For more information, see "Available Sub-Accounts," beginning on page 9 "Variable Investment Options," beginning on page 37.

TRANSFERS BETWEEN AND AMONG INVESTMENT OPTIONS

You may transfer between the fixed and variable investment options, subject to conditions. You may transfer among the Sub-Account portfolios of the variable investment option within limits. For more information, see "Sub-Account Portfolio Transfers," beginning on page 26. We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to try to reduce the investment risks of market fluctuations. For more information, see "Dollar Cost Averaging," beginning on page 40.


TAXES

Unless you make a withdrawal, generally, you will not be taxed on any earnings. This is known as tax deferral. For more information, see "The Minimum Required Death Benefit," beginning on page 42. Also, your beneficiary generally will not have to account for the Death Benefit Proceeds as taxable income. For more information, see "Taxes," beginning on page 48.

ASSIGNMENT

You may assign the policy as collateral for a loan or another obligation while the Insured is alive. For more information, see "To Assign," beginning on page 29.

EXAMINATION RIGHT

For a limited time, you may cancel the policy, and you will receive a refund. For more information, see "To Cancel (Examination Right)," beginning on page 25.


RIDERS

You may purchase any of the available Riders. Availability will vary by state, and there may be an additional charge for the Additional (insurance) Protection Rider.

|X|  Change Of Insured Rider (There is no charge for this Rider.)

|X|  Additional (insurance) Protection Rider

For more information, see "Riders," beginning on page 30.

                            IN SUMMARY: POLICY RISKS

IMPROPER USE

Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. You will incur fees at the time of purchase that may than more than offset any favorable Investment Experience. As this may be particularly true early on, you should not purchase the policy if you expect that you will need to access its Cash Value in the near future.


UNFAVORABLE INVESTMENT RETURN

The variable investment options to which you have chosen to allocate Net Premium may not generate a sufficient, let alone a positive, return, especially after the deductions for policy and Sub-Account portfolio charges. Investment Experience will impact the cash value, and poor Investment Experience (in conjunction with your flexibility to make changes to the policy and deviate from your chosen premium payment plan) could cause the Cash Value of your policy to decrease, resulting in a Lapse of insurance coverage sooner than might have been foreseen.


EFFECT OF PARTIAL SURRENDERS AND LOANS ON INVESTMENT RETURNS

Partial surrenders or policy loans may accelerate a Lapse because these amounts will no longer be available to generate any investment return. A partial surrender will reduce the amount of Cash Value allocated among the Sub-Account portfolios you have chosen, and to the fixed account, too, if there is not enough Cash Value in the Sub-Account portfolios. As collateral for a policy loan, we will transfer an equal amount of Cash Value to the policy loan account, which will also reduce the Cash Value allocated between and among your chosen investment options. Thus, the remainder of your policy's Cash Value is all that would be available to generate an investment return sufficient to cover policy and Sub-Account portfolio charges and keep the policy In Force, at least until you repay the loan or make another Premium payment. There will always be a Grace Period, and the opportunity to reinstate insurance coverage. Under certain circumstances, however, the policy could terminate without value, and insurance coverage would cease.

REDUCTION OF THE DEATH BENEFIT

A partial surrender or a policy loan could impact the policy's Death Benefit, depending on how the Death Benefit in effect at the time of the Insured's death relates to the policy's Cash Value.

ADVERSE TAX CONSEQUENCES

Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's cash value and the exclusion from taxable income of the Proceeds we pay to the policy's beneficiaries. Also, not all policies are afforded the same tax treatment. For more information, see "Periodic Withdrawals, Non-Periodic Withdrawals And Loans," beginning on page 50. For example, distributions from the policy may be taxed differently. Special rules will apply for a policy that is considered a "modified endowment contract," including that a 10% penalty tax may be imposed on distributions, including any policy loan. In addition, there are federal estate and gift taxes, and state and local taxes, with which you should be aware. You should consult a qualified tax advisor on all tax matters involving your policy.

FIXED ACCOUNT TRANSFER RESTRICTIONS AND LIMITATIONS

You may transfer Cash Value to or from the fixed account so long as you make the request after the first year from the Policy Date. Then, we will honor a transfer request from the fixed account that is made within 30 days of the end of a calendar quarter, but not within 12 months of a previous request. We may also limit what percentage of Cash Value you will be permitted to transfer to or from the fixed account.

SUB-ACCOUNT PORTFOLIO INVESTMENT RISK

Frequent trading among the Sub-Accounts may dilute the value of your Sub-Account units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue its stated investment objective. This disruption to the Sub-Account may result in lower Investment Experience and Cash Value. We have instituted procedures to minimize disruptive transfers. For more information, see " Sub-Account Portfolio Transfers," beginning on page 26 and "Modes To Make A Transfer," beginning on page 27. While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks.

A comprehensive discussion of the risks of the mutual funds held by each Sub-Account portfolio may be found in that mutual fund's prospectus. You should read the mutual fund's prospectus carefully before investing.


          IN SUMMARY: VARIABLE UNIVERSAL LIFE INSURANCE AND THE POLICY


VARIABLE UNIVERSAL LIFE INSURANCE, IN GENERAL, MAY BE IMPORTANT TO YOU IN TWO WAYS.

|X|  It will provide economic protection to a beneficiary.

|X|  It may build Cash Value.


     Why would you want to purchase this type of life insurance? How will you allocate the Net Premium among the variable investment options and the fixed investment options? Your reasons and decisions will affect the insurance and Cash Value aspects.

     While variable universal life insurance is designed primarily to provide life insurance protection, the Cash Value of a policy will be important to you in that it may impair (with poor investment results) or enhance (with favorable investment results) your ability to pay the costs of keeping the insurance In Force.

     Apart from the life insurance protection features, you will have an interest in maximizing the value of the policy as a financial asset.


     IT IS SIMILAR TO, BUT ALSO DIFFERENT FROM, UNIVERSAL LIFE INSURANCE.

     |X| You will pay Premiums for life insurance coverage on the Insured.


     |X| The policy will provide for the accumulation of a Cash Surrender Value if you were to surrender it at any time while the Insured is alive.

     |X| The Cash Surrender Value could be substantially lower than the Premiums you have paid.

     What makes the policy different from universal life insurance is your opportunity to allocate Premiums after charges to the Sub-Account portfolios you have chosen. Also, this policy's cash value will vary depending on the market performance of the Sub-Account portfolios, and you will bear this risk.

FROM THE TIME WE ISSUE THE POLICY THROUGH THE INSURED'S DEATH, HERE IS A BASIC OVERVIEW. (PLEASE READ THE REMAINDER OF THIS PROSPECTUS FOR THE DETAILS.)


     |X|  At issue, the policy will require a minimum initial Premium payment.

     Among other considerations, this amount will be based on: the Insured's age; the underwriting class; any substandard ratings; the Specified Amount; and the choice of a Rider.

     |X| At the time of a Premium payment, we will deduct some charges. We call these charges transaction fees.

     |X| You will then be able to allocate the Premium net of transaction fees, or Net Premium, between and among a fixed and the variable investment options.

     |X| From the policy's Cash Value, on a periodic basis, we will deduct other charges to help cover the mortality risks we assumed, and the sales and administrative costs. We call these charges periodic charges other than Sub-Account portfolio operating expenses.

     |X|  You may be able to vary the timing and amount of Premium payments.

          So long as there is enough Cash Surrender Value to cover the policy's periodic charges as they come due, the policy will remain In Force.

     |X| After the first policy year, you may request to increase or decrease the policy's Specified Amount.

          This flexibility will allow you to adjust the policy to meet your changing needs and circumstances, subject to: additional underwriting (for us to evaluate an increase of risk); confirmation that the policy's tax status is not jeopardized; and confirmation that the minimum and maximum insurance amounts remain met.

     |X| The policy will pay a Death Benefit to the beneficiary. You have a choice of one of three options.

          As your insurance needs change, you may be able to change Death Benefit options, rather than buying a new policy, or terminating this policy.

     |X| Prior to the Insured's death, you may withdraw all, or a portion (after the first policy year), of the policy's Cash Surrender Value. Or you may borrow against the Cash Surrender Value.


          Withdrawals and loans are subject to restrictions, may reduce the Death Benefit and increase the likelihood of the policy lapsing. There also could be adverse tax consequences.

                             IN SUMMARY: FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FOR MORE INFORMATION, SEE "CHARGES," BEGINNING ON PAGE 32.

================================================================================
                            TRANSACTION FEES (CHARGE)
================================================================================
===================================== ============================= ============

               CHARGE                   WHEN CHARGE IS DEDUCTED                                 AMOUNT
                                                                                 (DEDUCTED FROM EACH PREMIUM PAYMENT)
------------------------------------- ----------------------------- ----------------------------------------------------------------
------------------------------------- ----------------------------- ----------------------------------------------------------------
            PREMIUM LOAD                 Upon Making A Premium                         Maximum Guaranteed Charge
         (Charge) (1), (2)                      Payment                                9.00% Of Premium Payments
                                                                    ================================================================
------------------------------------- ----------------------------- ================================================================
      PARTIAL SURRENDER FEE(3)           Upon Partial Surrender                        Maximum Guaranteed Charge
                                                                                                  $25
------------------------------------- ----------------------------- ----------------------------------------------------------------
------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                                            Current Charge
                                                                                                   0
------------------------------------- ----------------------------- ----------------------------------------------------------------

(1) We deduct one charge upon purchase composed of a charge intended to partially recoup costs associated with the sale of the policy as well as Premium taxes. The actual amount a taxing authority assesses may not equal the Premium taxes charged. We may profit from this charge.

(2) The maximum guaranteed charge is reduced to 5.5% of Premium payment starting with the eighth policy year. Currently, the charges for policies vary according to the time of purchase, the amount of the Additional Protection Rider, and amount of annual Premium. For more information, see "Premium Load (Charge)" beginning on page 33.


(3) The charge is the lesser of $25 or 2% of the dollar amount of a partial surrender amount.

     THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES.
--------------------------------------------------------------------------------
      PERIODIC CHARGES OTHER THAN SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES
================================================================================
===================================== ============================= ============

               Charge                   When Charge Is Deducted                                 Amount
------------------------------------- ----------------------------- ----------------------------------------------------------------

     COST OF INSURANCE(4), (5)                  Monthly                   Minimum              Maximum          Representative (6)
  Representative - For An Issue Age
   40, Non-tobacco, in the tenth
      policy year, issued on a
 short-form, non-medical basis and
      Death Benefit Option One
------------------------------------- ----------------------------- -------------------- -------------------- ----------------------
                                                                      $0.03 per month      $83.33 per month      $0.31 per month
------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                                  Per $1,000 Of Net Amount at Risk -
                                                                    Proportionately From Your Chosen Variable And Fixed Investment
                                                                                                Options
------------------------------------- ----------------------------- -------------------------------- -------------------------------
           MORTALITY AND                 Daily Based on Annual            Maximum Guaranteed                   Currently
          EXPENSE RISK(7)                     Percentages
------------------------------------- ----------------------------- -------------------------------- -------------------------------
                                                                          0.75% of Cash Value             0.40% of Cash Value
------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                     Proportionately From Your Chosen Variable Investment Options
------------------------------------- ----------------------------- ----------------------------------------------------------------

------------------------------------- ----------------------------- ----------------------------------------------------------------
      POLICY LOAN INTEREST (8)          Annually (Accrues Daily)                          Maximum Guaranteed

------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                                   3.75% Of The Policy Loan Balance
------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                                             Current Rates
------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                                   3.70% Of The Policy Loan Balance
------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                                   On Balance of Policy Indebtedness
------------------------------------- ----------------------------- ------------------------------- --------------------------------
           ADMINISTRATIVE                       Monthly                   Maximum Guaranteed                   Currently
------------------------------------- ----------------------------- ------------------------------- --------------------------------
                                                                            $10 per month                    $5 per month
------------------------------------- ----------------------------- ------------------------------- --------------------------------
                                                                    Proportionately From Your Chosen Variable And Fixed Investment
                                                                                                Options
------------------------------------- ----------------------------- --------------------- -------------------- ---------------------

 ADDITIONAL (INSURANCE) PROTECTION              Monthly                   Minimum               Maximum         Representative(12)
       RIDER (9), (10), (11)

 Representative - For An Issue Age
40 Non-tobacco, in the tenth policy
   year, issued on a short-form,
         non-medical basis.
------------------------------------- ----------------------------- --------------------- -------------------- ---------------------
                                                                      $0.01 per month      $83.33 per month      $0.22 per month
------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                                  Per $1,000 Of Additional Protection
                                                                          Proportionately From Your Chosen Variable And Fixed
                                                                                          Investment Options
------------------------------------- ----------------------------- ----------------------------------------------------------------

(4) The charge varies by: the Insured's age; underwriting class; the year from the Policy Date; and Specified Amount.

(5) The cost of insurance rate will increase over time, so ask for a policy illustration, or see the Policy Data Page, for more information on your cost.

(6)  This amount may not be representative of your cost.

(7) Currently, during the first through fourth years from the Policy Date, this charge is 0.40% of Cash Value and during the fifth through twentieth years from the Policy Date, it is 0.25% of Cash Value. Thereafter, this charge currently is 0.10% of Cash Value.

(8) We charge interest on the amount of an outstanding policy loan, at the rate of no more than 3.75% per annum, which accrues daily and becomes due and payable at the end of the year from the Policy Date or at the time you take an additional loan. Currently, for policies issued on or after September 9, 2002, we expect to charge an effective annual interest rate of 3.70% on the outstanding balance of your policy loan for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.00% thereafter. Currently, for policies issued prior to September 9, 2002, we expect to charge an effective annual interest rate of 3.40% on the outstanding balance of your policy loan for the first four policy years, 3.25% for policy years 5 through 20, and 3.10% thereafter. If left unpaid, we will add it to the loan account. As collateral or security for repayment, we transfer an equal amount of Cash Value to the policy loan account, on which interest accrues and is credited daily. The minimum guaranteed interest crediting rate is stated on your Policy Data Page. The effect of the crediting will be a net cost of a policy loan that is less than the loan amount interest charge. For more information, see "Policy Loans," beginning on page 46.

(9) The charge varies by: the Insured's age; underwriting class; the year from the Policy Date; and Specified Amount.

(10) Ask for a policy illustration, or see the Policy Data Page, for more information your cost.

(11) The continuation of the rider is contingent on the policy being In Force.

(12) This amount may not be representative of your cost.

  THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE SUB-ACCOUNT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH SUB-ACCOUNT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE MUTUAL FUND THAT CORRESPONDS TO THE EACH SUB-ACCOUNT PORTFOLIO. PLEASE CONTACT US, AT THE TELEPHONE NUMBERS OR ADDRESS ON THE COVER PAGE OF THIS PROSPECTUS, FOR FREE COPIES OF THE PROSPECTUSES FOR THE MUTUAL FUNDS AVAILABLE UNDER THE POLICY.


  THE FOLLOWING SECTION LISTS THE SUB-ACCOUNTS AND IDENTIFIES THEIR EXPENSES, INVESTMENT TYPES, AND ADVISERS.


------------------------------------------------------------------------------------ ---------------------- -----------------------
TOTAL ANNUAL SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES                                       Minimum                Maximum
------------------------------------------------------------------------------------ ---------------------- -----------------------

(expenses that are deducted from the Sub-Account portfolio assets, including                 0.27%                  11.52%
management fees, distribution (12b-1) fees, and other expenses)

------------------------------------------------------------------------------------ ---------------------- -----------------------

--------------------------------------------------------------------------------
                             AVAILABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

We identify Sub-Accounts by the name of the underlying mutual funds. The expenses for the underlying mutual funds are:


           ANNUAL EXPENSES OF THE UNDERLYING MUTUAL FUNDS HELD BY THE
                             SUB-ACCOUNT PORTFOLIOS
             (as a percentage of underlying mutual fund net assets)

--------------------------------------------------------------------------------------------------------------------------------
                Fund                     Management       Other      12b-1   Total Underlying    Waiver and/or       Total
                                            Fees        Expenses     Fees       Mutual Fund         Expense        Underlying
                                                                              Expenses before    Reimbursement    Mutual Fund
                                                                              any fee waiver                        Expenses
                                                                                or expense
                                                                               reimbursement
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM          0.73%         0.31%      0.00%         1.04%             0.00%            1.04%
V.I. Basic Value Fund: Series I
Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM          0.61%         0.24%      0.00%         0.85%             0.00%            0.85%
V.I. Capital Development Fund:
Series I Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM          0.75%         0.35%      0.00%         1.10%             0.00%            1.10%
V.I. International Growth Fund:
Series I Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products         0.63%         0.03%      0.00%         0.66%             0.08%           0.58%1
Series Fund, Inc. -
AllianceBernstein Growth and Income
Portfolio: Class A
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable                   0.90%         0.00%      0.00%         0.90%             0.00%            0.90%
Portfolios, Inc. - American Century
VP Balanced Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable                   1.00%         0.00%      0.00%         1.00%             0.00%            1.00%
Portfolios, Inc. - American Century
VP Capital Appreciation Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable                   0.70%         0.00%      0.00%         0.70%             0.00%            0.70%
Portfolios, Inc. - American Century
VP Income & Growth Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable                   1.33%         0.01%      0.00%         1.34%             0.00%            1.34%
Portfolios, Inc. - American Century
VP International Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable                   1.00%         0.01%      0.00%         1.01%             0.00%            1.01%
Portfolios, Inc. - American Century
VP Ultra Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable                   0.95%         0.00%      0.00%         0.95%             0.00%            0.95%
Portfolios, Inc. - American Century
VP Value Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Baron Capital Funds Trust - Baron           1.00%         0.19%      0.25%         1.44%             0.00%            1.44%
Capital Asset Fund: Insurance Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series, Inc. - CVS         0.70%         0.82%      0.00%         1.52%             0.44%           1.08%1
Social Equity Portfolio
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global                1.25%         0.38%      0.00%         1.63%             0.23%           1.40%2
Post-Venture Capital Portfolio
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - International         1.00%         0.41%      0.00%         1.41%             0.00%            1.41%
Focus Portfolio
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap             0.75%         0.50%      0.00%         1.25%             0.25%           1.00%2
Value Portfolio
--------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------------
                Fund                     Management       Other      12b-1   Total Underlying    Waiver and/or       Total
                                            Fees        Expenses     Fees       Mutual Fund         Expense        Underlying
                                                                              Expenses before    Reimbursement    Mutual Fund
                                                                              any fee waiver                        Expenses
                                                                                or expense
                                                                               reimbursement
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Small Cap             0.90%         0.22%      0.00%         1.12%             0.00%            1.12%
Growth Portfolio
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - Mid         0.75%         0.07%      0.00%         0.82%             0.00%            0.82%
Cap Stock Portfolio: Initial Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios -             0.35%         0.00%      0.25%         0.60%             0.00%            0.60%
Small Cap Stock Index Portfolio:
Service Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.:             0.25%         0.02%      0.00%         0.27%             0.00%            0.27%
Initial Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -          0.75%         0.05%      0.00%         0.80%             0.00%            0.80%
Appreciation Portfolio: Initial
Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -          0.75%         0.07%      0.00%         0.82%             0.00%            0.82%
Growth and Income Portfolio: Initial
Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -          1.00%         0.48%      0.00%         1.48%             0.08%           1.40%1
International Value Portfolio:
Initial Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth         0.75%         0.09%      0.00%         0.84%             0.00%            0.84%
Fund, Inc.: Initial Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series -                0.60%         0.36%      0.25%         1.21%             0.51%           0.70%2
Federated Quality Bond Fund II:
Primary Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.48%         0.00%      0.09%         0.57%             0.00%            0.57%
Fund - VIP Equity-Income Portfolio:
Initial Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.58%         0.00%      0.09%         0.67%             0.00%            0.67%
Fund - VIP Growth Portfolio: Initial
Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.58%         0.00%      0.11%         0.69%             0.00%            0.69%
Fund - VIP High Income Portfolio:
Initial Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.73%         0.00%      0.17%         0.90%             0.00%            0.90%
Fund - VIP Overseas Portfolio:
Initial Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.53%         0.00%      0.10%         0.63%             0.00%            0.63%
Fund II - VIP II Asset Manager
Portfolio: Initial Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.58%         0.00%      0.09%         0.67%             0.00%            0.67%
Fund II - VIP II Contrafund(R)
Portfolio: Initial Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.58%         0.00%      0.014%        0.72%             0.02%            0.70%
Fund III - VIP III Growth
Opportunities Portfolio: Initial
Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.58%         0.10%      0.14%         0.82%             0.02%            0.80%
Fund III - VIP III Growth
Opportunities Portfolio: Service
Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.58%         0.10%      0.16%         0.84%             0.03%            0.81%
Fund III - VIP III Value Strategies
Portfolio: Service Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable                 0.69%         0.22%      0.25%         1.16%             0.04%           1.12%1
Insurance Products Trust - Templeton
Foreign Securities Fund: Class 2
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.75%         0.24%      0.00%         0.99%             0.00%            0.99%
Comstock GVIT Value Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                Fund                     Management       Other      12b-1   Total Underlying    Waiver and/or       Total
                                            Fees        Expenses     Fees       Mutual Fund         Expense        Underlying
                                                                              Expenses before    Reimbursement    Mutual Fund
                                                                              any fee waiver                        Expenses
                                                                                or expense
                                                                               reimbursement
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.40%         0.24%      0.00%         0.64%             0.00%            0.64%
Dreyfus GVIT Mid Cap Index Fund:
Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.70%         0.25%      0.00%         0.95%             0.00%            0.95%
Federated GVIT High Income Bond
Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         1.15%         0.25%      0.00%         1.40%             0.00%           1.40%1
Gartmore GVIT Emerging Markets Fund:
Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.75%         0.23%      0.00%         0.98%             0.00%            0.98%
Gartmore GVIT Mid Cap Growth Fund:
Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         1.00%         0.27%      0.00%         1.27%             0.00%           1.27%1
Gartmore GVIT Global Financial
Services Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         1.00%         0.24%      0.00%         1.24%             0.00%           1.24%1
Gartmore GVIT Global Health Sciences
Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.98%         0.26%      0.00%         1.24%             0.00%           1.24%1
Gartmore GVIT Global Technology and
Communications Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.80%         0.31%      0.00%         1.11%             0.00%           1.11%1
Gartmore GVIT Global Utilities Fund:
Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.49%         0.24%      0.00%         0.73%             0.00%            0.73%
Gartmore GVIT Government Bond Fund:
Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.60%         0.24%      0.00%         0.84%             0.00%            0.84%
Gartmore GVIT Growth Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         1.00%         0.25%      0.00%         1.25%             0.00%           1.25%1
Gartmore GVIT International Growth
Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.13%         0.18%      0.25%         0.56%             0.00%           0.56%1
Gartmore GVIT Investor Destinations
Conservative Fund: Class II
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.13%         0.18%      0.25%         0.56%             0.00%           0.56%1
Gartmore GVIT Investor Destinations
Moderately Conservative Fund: Class
II
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.13%         0.18%      0.25%         0.56%             0.00%           0.56%1
Gartmore GVIT Investor Destinations
Moderate Fund: Class II
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.13%         0.18%      0.25%         0.56%             0.00%           0.56%1
Gartmore GVIT Investor Destinations
Moderately Aggressive Fund: Class II
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.13%         0.18%      0.25%         0.56%             0.00%           0.56%1
Gartmore GVIT Investor Destinations
Aggressive Fund: Class II
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.37%         0.26%      0.00%         0.63%             0.00%            0.63%
Gartmore GVIT Money Market Fund:
Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.37%         0.18%      0.00%         0.55%             0.00%           0.55%1
Gartmore GVIT Money Market Fund:
Class V
--------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                Fund                     Management       Other      12b-1   Total Underlying    Waiver and/or       Total
                                            Fees        Expenses     Fees       Mutual Fund         Expense        Underlying
                                                                              Expenses before    Reimbursement    Mutual Fund
                                                                              any fee waiver                        Expenses
                                                                                or expense
                                                                               reimbursement
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.59%         0.24%      0.00%         0.83%             0.00%            0.83%
Gartmore GVIT Nationwide(R)Fund:
Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.90%         0.24%      0.00%         1.14%             0.00%           1.14%1
Gartmore GVIT Nationwide(R)Leaders
Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.90%         0.29%      0.00%         1.19%             0.00%           1.19%1
Gartmore GVIT U.S. Growth Leaders
Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         1.00%         0.32%      0.00%         1.32%             0.00%            1.32%
Gartmore GVIT Worldwide Leaders
Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         1.10%         0.24%      0.00%         1.34%             0.00%            1.34%
GVIT Small Cap Growth Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.87%         0.24%      0.00%         1.11%             0.00%            1.11%
GVIT Small Cap Value Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.93%         0.24%      0.00%         1.17%             0.00%            1.17%
GVIT Small Company Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.73%         0.25%      0.00%         0.98%             0.00%            0.98%
J.P. Morgan GVIT Balanced Fund:
Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.75%         0.26%      0.00%         1.01%             0.00%            1.01%
Van Kampen GVIT Multi Sector Bond
Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance            0.80%         0.11%      0.00%         0.91%             0.00%           0.91%1
Trust - Goldman Sachs VIT Mid Cap
Value Fund
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Balanced               0.65%         0.02%      0.25%         0.92%             0.00%            0.92%
Portfolio: Service Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital                0.65%         0.03%      0.25%         0.93%             0.00%            0.93%
Appreciation Portfolio: Service
Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global                 0.65%         0.20%      0.25%         1.10%             0.00%            1.10%
Technology Portfolio: Service Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International          0.65%         0.11%      0.25%         1.01%             0.00%            1.01%
Growth Portfolio: Service Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management        1.15%         3.16%      0.25%         4.56%             3.16%           1.40%1
Trust - AMT Fasciano Portfolio:
Class S
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management        0.85%         0.08%      0.00%         0.93%             0.00%           0.93%1
Trust - AMT Growth Portfolio
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management        0.85%         0.12%      0.00%         0.97%             0.00%           0.97%1
Trust - AMT Guardian Portfolio
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management        0.65%         0.09%      0.00%         0.74%             0.00%           0.74%1
Trust - AMT Limited Maturity Bond
Portfolio: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management        0.84%         0.04%      0.00%         0.88%             0.00%           0.88%1
Trust - AMT Mid-Cap Growth
Portfolio: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management        0.83%         0.07%      0.00%         0.90%             0.00%           0.90%1
Trust - AMT Partners Portfolio
--------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                Fund                     Management       Other      12b-1   Total Underlying    Waiver and/or       Total
                                            Fees        Expenses     Fees       Mutual Fund         Expense        Underlying
                                                                              Expenses before    Reimbursement    Mutual Fund
                                                                              any fee waiver                        Expenses
                                                                                or expense
                                                                               reimbursement
--------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust - Mid Cap        0.65%         0.21%      0.00%         0.86%             0.00%           0.86%1
Growth Portfolio
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust - Mid Cap        0.74%         0.24%      0.00%         0.98%             0.00%           0.98%1
Value Portfolio
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -        0.68%         0.02%      0.00%         0.70%             0.00%            0.70%
Oppenheimer Aggressive Growth
Fund/VA: Initial Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -        0.71%         0.02%      0.00%         0.73%             0.00%            0.73%
Oppenheimer Bond Fund/VA: Initial
Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -        0.65%         0.02%      0.00%         0.67%             0.00%            0.67%
Oppenheimer Capital Appreciation
Fund/VA: Initial Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -        0.63%         0.04%      0.00%         0.67%             0.00%            0.67%
Oppenheimer Global Securities
Fund/VA: Initial Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -        0.68%         0.02%      0.00%         0.70%             0.00%            0.70%
Oppenheimer Main Street(R)Fund/VA:
Initial Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -        0.73%         0.03%      0.00%         0.76%             0.00%            0.76%
Oppenheimer Multiple Strategies
Fund/VA: Initial Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust -All         0.20%         11.32%     0.00%         11.52%            10.32%          1.20%1
Asset Portfolio: Administrative Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust -Low         0.25%         0.40%      0.00%         0.65%             0.00%           0.65%1
Duration Portfolio: Administrative
Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust -Real        0.25%         0.40%      0.00%         0.65%             0.00%           0.65%1
Return Portfolio: Administrative
Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust              0.25%         0.40%      0.00%         0.65%             0.00%           0.65%1
-Total Return Portfolio:
Administrative Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Pioneer Variable Contracts Trust -          0.65%         0.24%      0.00%         0.89%             0.00%            0.89%
Pioneer High Yield VCT Portfolio:
Class 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Royce Capital Fund - Royce Micro-Cap        1.25%         0.13%      0.00%         1.38%             0.00%            1.38%
Portfolio
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.:           0.75%         0.65%      0.00%         1.40%             1.31%           1.09%2
Investor Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,            1.00%         0.24%      0.00%         1.24%             0.11%           1.13%2
Inc. - Strong Discovery Fund II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc. -         0.79%         0.06%      0.25%         1.10%             0.00%            1.10%
T. Rowe Price Equity Income
Portfolio: Class II
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc. -         0.79%         0.06%      0.25%         1.10%             0.00%            1.10%
T. Rowe Price Mid-Cap Growth
Portfolio: Class II
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc. -         0.71%         0.14%      0.00%         0.85%             0.00%            0.85%
T. Rowe Price New America Growth
Portfolio
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -         1.00%         0.21%      0.00%         1.21%             0.02%            1.19%
Worldwide Bond Fund: Initial Class
--------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                Fund                     Management       Other      12b-1   Total Underlying    Waiver and/or       Total
                                            Fees        Expenses     Fees       Mutual Fund         Expense        Underlying
                                                                              Expenses before    Reimbursement    Mutual Fund
                                                                              any fee waiver                        Expenses
                                                                                or expense
                                                                               reimbursement
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -         1.00%         0.43%      0.00%         1.43%             0.13%           1.30%2
Worldwide Emerging Markets Fund:
Initial Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -         1.00%         0.23%      0.00%         1.23%             0.00%            1.23%
Worldwide Hard Assets Fund: Initial
Class
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,          0.80%         0.41%      0.00%         1.21%             0.01%           1.20%2
Inc. - Emerging Markets Debt
Portfolio: Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,          0.75%         0.58%      0.00%         1.33%             0.28%           1.05%2
Inc. - Mid Cap Growth Portfolio:
Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,          0.80%         0.31%      0.00%         1.11%             0.01%           1.10%2
Inc. - U.S. Real Estate Portfolio:
Class I
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------


The expenses shown above are deducted by the underlying mutual fund before it provides us with daily net asset value. We then deduct applicable charges from the net asset value in calculating the unit value of the corresponding sub-account. The underlying mutual funds provided us information that we have not independently verified. The management fees and other expenses, including any fee waivers and expense reimbursements, are more fully described in the prospectus for each underlying mutual fund.

---------------------------------

1 The fund has contractually agreed to reimburse total expenses in excess of this amount. The length of the contractual agreement varies by underlying mutual fund, but extends until at least December 31, 2004. Please refer to the underlying mutual funds' prospectuses for more detail.

2 The fund has voluntarily agreed to reimburse total expenses in excess of this amount. The arrangement may be discontinued by the fund at any time.

The Sub-Accounts available through this policy, their advisers, and their investment objectives are:


AIM VARIABLE INSURANCE FUNDS - AIM V.I. BASIC VALUE FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL DEVELOPMENT FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. INTERNATIONAL GROWTH FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP BALANCED FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP CAPITAL APPRECIATION FUND:
CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
(not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

BARON CAPITAL FUNDS TRUST - BARON CAPITAL ASSET FUND: INSURANCE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              BAMCO, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------



CALVERT VARIABLE SERIES, INC. - CVS SOCIAL EQUITY PORTFOLIO
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Calvert Asset Management Company, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO (not available for policies issued on or after September 27, 1999)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - INTERNATIONAL FOCUS PORTFOLIO (not available for policies issued on or after September 27, 1999)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO (not available for policies issued on or after May 1, 2000)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - SMALL CAP GROWTH PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS - MID CAP STOCK PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Results that exceed total return performance of S&P 400.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P Small Cap 600 Index.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - GROWTH AND INCOME PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth, current income and growth of income.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - INTERNATIONAL VALUE PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
(not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------



FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
(not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II ASSET MANAGER PORTFOLIO: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III GROWTH OPPORTUNITIES PORTFOLIO: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS
(not available for policies issued on or after May 1, 2002)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
(not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - COMSTOCK GVIT VALUE FUND: CLASS I
(not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                                            Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                                            Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                                            Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Counseling
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                        Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                                         Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND: CLASS I
(not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                                            Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS I
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                        Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                                         Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                                            Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                                            Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS I
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                        Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                                         Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                                            Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS I
(not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                                            Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I
(not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                        Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                                         Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- --------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.  The Fund invests in a
FUND: CLASS II                                                  target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS MODERATELY                                         and income.  The Fund invests in a target allocation mix of 30%
CONSERVATIVE FUND: CLASS                                        large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
II                                                              stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATE                                           capital.  The Fund invests in a target allocation mix of 40% large
FUND: CLASS II                                                  cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, long term growth of capital.  The Fund invests in a
AGGRESSIVE FUND: CLASS II                                       target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS AGGRESSIVE                                         and income.  The Fund invests in a target allocation mix of 30%
FUND: CLASS II                                                  large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
INVESTMENT ADVISER:                              GARTMORE MUTUAL FUND CAPITAL TRUST, AN AFFILIATE OF NATIONWIDE FINANCIAL SERVICES,
                                                                            INC.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS V
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                                            Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                                            Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) LEADERS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                                            Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS I
(not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                                            Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I
(not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                                            Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                                         Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                                            Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                                            Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                                            Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS I
(not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                                            Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                                            Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Goldman Sachs Asset Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------



JANUS ASPEN SERIES - BALANCED PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
(not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT FASCIANO PORTFOLIO: CLASS S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GROWTH PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GUARDIAN PORTFOLIO (not
available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO: CLASS I
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT PARTNERS PORTFOLIO (not
available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

ONE GROUP INVESTMENT TRUST - MID CAP GROWTH PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Banc One Investment Advisors Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

ONE GROUP INVESTMENT TRUST - MID CAP VALUE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Banc One Investment Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------



OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS
(not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BALANCED FUND/VA: INITIAL CLASS
(formerly, Oppenheimer Variable Account Funds - Oppenheimer Multiple Strategies Fund/VA: Initial Class)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total investment return: current income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R)FUND/VA: INITIAL CLASS
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST -ALL ASSET PORTFOLIO: ADMINISTRATIVE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Pacific Investment Management Company LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize real return consistent with preservation of capital and prudent investment management.
------------------------------------------------ -----------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST -LOW DURATION PORTFOLIO: ADMINISTRATIVE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Pacific Investment Management Company LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize real return consistent with preservation of capital and prudent investment management.
------------------------------------------------ -----------------------------------------------------------------------------------

PIMCO Variable Insurance Trust -Real Return Portfolio: Administrative Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Pacific Investment Management Company LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize real return consistent with preservation of capital and prudent investment management.
------------------------------------------------ -----------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST -TOTAL RETURN PORTFOLIO: ADMINISTRATIVE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Pacific Investment Management Company LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize real return consistent with preservation of capital and prudent investment management.
------------------------------------------------ -----------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST - PIONEER HIGH YIELD VCT PORTFOLIO: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Pioneer Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize total return.
------------------------------------------------ -----------------------------------------------------------------------------------



ROYCE CAPITAL FUND - ROYCE MICRO-CAP PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Royce & Associates, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS
(not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC. - STRONG DISCOVERY FUND II, INC.
(not available for policies issued on or after September 27, 1999)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE EQUITY INCOME PORTFOLIO: CLASS
II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.
------------------------------------------------ -----------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE MID-CAP GROWTH PORTFOLIO:
CLASS II (not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital by investing primarily in the common stocks of medium-sized companies with the potential for above-average growth.
------------------------------------------------ -----------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing in companies believed to be in the fast-growing sectors that define the "new America."
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE BOND FUND: INITIAL CLASS
(not available for policies issued on or after May 1, 2002)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: INITIAL CLASS
(not available for policies issued on or after May 1, 2002)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: INITIAL CLASS
(not available for policies issued on or after May 1, 2002)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in "hard asset securities."
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP GROWTH PORTFOLIO: CLASS I
(not available for policies issued on or after May 1, 2002)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

The Sub-Account portfolios listed above are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. We have entered into agency agreements with certain broker-dealer firms to distribute the policy. Some of those firms have an affiliate that acts as an investment adviser or subadviser to one or more of the underlying funds that are offered under the policy.

PLEASE REFER TO THE PROSPECTUS FOR EACH UNDERLYING MUTUAL FUND FOR MORE DETAILED INFORMATION.

--------------------------------------------------------------------------------
                                   THE POLICY
--------------------------------------------------------------------------------

The policy is a legal contract between you and us (any change to which we would want to make must be in writing, signed by our president and secretary, and attached to or endorsed on the policy). You may exercise all policy rights and options while the Insured is alive. You may also change the policy, but only in accordance with its terms.

Generally, the policy is available for an Insured between the ages of 18-79 (although these ages may vary in your state). It is nonparticipating, meaning we will not be contributing any operating profits or surplus earnings toward the Proceeds from the policy. The policy will comprise and be evidenced by: a written contract; any Riders; any endorsements; and the application, including any supplemental application. We will consider the statements you make in the application as representations. We will rely on them as being true and complete. However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.
--------------------------- ----------------------------------------------------

POLICY OWNER RIGHTS


The policy belongs to the owner named in the application, or the person to whom the policy or any ownership rights in the policy have been validly assigned. You may also name a contingent policy owner. While the Insured is alive, the owner may exercise all policy rights and options. To the extent permitted by law, policy benefits are not subject to any legal process for the payment of any claim, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment).


The Insured is the person named in the application. You may change the Insured by submitting a change request to us in writing. If approved by us, the change will become effective when it was signed, rather than the date we received it. The policy charges after the change will be based upon the new Insured's characteristics. For more information, see "Change Of Insured Rider" on page 30.

--------------------------- ----------------------------------------------------

THE BENEFICIARY

The beneficiary, or beneficiaries, is first in line to receive the Death Benefit Proceeds from the policy. You name the beneficiary in the application for the policy. You may name more than one beneficiary. The policy permits you to designate primary and contingent beneficiaries.

If a primary beneficiary dies before the Insured, that beneficiary's interest will be paid to any surviving beneficiary. We will pay multiple primary beneficiaries in equal shares, unless you provide for another distribution.

You may name a contingent beneficiary, or beneficiaries, in the application for the policy. The contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured, and before any Proceeds become payable. You may name more than one contingent beneficiary. We will also pay multiple contingent beneficiaries in equal shares, unless you provide for another distribution.

You may also change or add beneficiaries or contingent beneficiaries while the Insured is living. Any change must be in writing and satisfactory to us. We must receive the change at our Home Office, and we may require that you send us your policy for endorsement to the address on the cover page of this prospectus before we record the change. Once we record the change, the change will be effective as of the date it was signed rather than the date we received it. The change will not affect any payment we made or action we took before we recorded the change.

--------------------------- ----------------------------------------------------

TO PURCHASE

To purchase the policy, you must submit to us a completed application and an initial Premium payment.

We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical evidence) before we will issue a policy. We can provide you with the details of our underwriting standards. We reserve the right to reject an application for any reason permitted by law. Specifically, if we have previously issued you policies with an aggregate scheduled annual premium(s) that exceed $15 million, we reserve the right to refuse to issue an additional policy to you. Also, we reserve the right to modify our underwriting standards at any time.

The minimum initial Specified Amount in most states is $50,000.

We reserve the right to modify our minimum Specified Amount for new applicants at any time.


--------------------------- ----------------------------------------------------

COVERAGE

We will issue the policy only if the underwriting process has been completed, we have approved the application and the proposed Insured is alive and in the same condition of health as described in the application. However, full insurance coverage will take effect only after you have paid the minimum initial Premium. We begin to deduct monthly charges from your policy Cash Value on the Policy Date.

--------------------------- ----------------------------------------------------

COVERAGE EFFECTIVE DATE

Insurance coverage begins and is In Force on the later of (i) the Policy Date shown on the Policy Data Page and (ii) the date the initial Premium is paid. It will end when the policy Lapses, or when we pay all the Proceeds from the policy. We may provide temporary insurance coverage before full insurance coverage takes effect, subject to our underwriting standards and the policy conditions.

--------------------------- ----------------------------------------------------

TO CANCEL (EXAMINATION RIGHT)

You may cancel your policy during the free look period. The free look period expires ten days after you receive the policy or longer if required by law. If you decide to cancel during the free look period, return the policy to the sales representative who sold it to you, or to us at our Home Office, along with your written cancellation request. Within seven days, we will refund the amount prescribed by the law of the state in which we issued the policy. We will treat the policy as if we never issued it. Because of the free look period, when we actually allocate Net Premium to the Sub-Account portfolios based on your choices depends on the right to examine law of the state in which you live. For more information, see "To Allocate Premium And Sub-Account Valuation" beginning on page 36.

--------------------------- ----------------------------------------------------

TO CHANGE COVERAGE

After the first policy year, you may request to change the Specified Amount. Changes may result in additional charges; however, no change will take effect unless the new Cash Surrender Value is sufficient to keep the policy In Force for at least three months. Changes to the Specified Amount will alter the Death Benefit. For more information, see "Changes In The Death Benefit Option," beginning on page 42.

If you decide to increase the Specified Amount, you must provide us with evidence of insurability that satisfies our underwriting standards. The Insured must be within the required issue ages of 18 to 79. The increase must be for at least $10,000 and the amount of insurance after increase may not exceed the maximum amount that is generally no more than the policy's Cash Value plus $8,000,000. For more information, see "Calculation Of The Death Benefit Proceeds" beginning on page 40.

You may request to decrease the Specified Amount. We first apply decreases to the amount of insurance coverage as a result of any prior Specified Amount increases, starting with the most recent. Then we will decrease the initial Specified Amount. We will deny a request, however, to reduce the amount of your coverage below the minimum initial Specified Amount. Also, we will deny a request that would disqualify the policy as a contract for life insurance.

To change the Specified Amount, you must submit your written request to us at our Home Office. Changes will become effective on the next monthly anniversary from the Policy Date after we approve the request. We reserve the right to limit the number of changes to one each year.

--------------------------- ----------------------------------------------------


SUB-ACCOUNT PORTFOLIO TRANSFERS

We will determine the amount you have available for transfers among the Sub-Account portfolios in Units based on the Net Asset Value (NAV) per share of the mutual fund in which a Sub-Account portfolio invests. The mutual fund will determine its NAV once daily as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time). A Unit will not equal the NAV of the mutual fund in which the Sub-Account portfolio invests, however, because the Unit value will reflect the deduction for any transaction fees and periodic charges. For more information, see "In Summary: Fee Tables," beginning on page 6, and "How Investment Experience Is Determined," beginning on page 38.

Disruptive trading practices, which hamper the orderly pursuit of stated investment objectives by underlying mutual fund managers, may adversely affect the performance of the Sub-Accounts. Prior to the policy's Maturity Date, you may transfer among the available Sub-Account portfolios; however, in instances of disruptive trading that we may determine, or may have already determined to be harmful to policy owners, we will, through the use of appropriate means available to us, attempt to curtail or limit the disruptive trading. If your trading activities, or those of a third party acting on your behalf, constitute disruptive trading, we will not limit your ability to initiate the trades as provided in your policy; however, we may limit your means for making a transfer or take other action we deem necessary to protect the interests of those investing in the affected Sub-Accounts. If you intend to use an active trading strategy, you should consult your registered representative and request information on our other policy that offers Sub-Accounts designed specifically to support active trading.

We may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees. In the case of new share class additions, your subsequent allocations may be limited to that new share class. Short-term trading fees are a charge assessed by an underlying mutual fund when you transfer out of a Sub-Account before the end of a stated period. These fees will only apply to Sub-Accounts corresponding to underlying mutual funds that impose such a charge. The underlying mutual fund intends short-term trading fees to compensate the fund and its shareholders for the negative impact on fund performance that may result from disruptive trading practices, including frequent trading and short-term trading (market timing) strategies. The fees are not intended to adversely impact policy owners not engaged in such strategies. The separate account will collect the short-term trading fees at the time of the transfer by reducing the policy owner's Sub-Account value. We will remit all such fees to the underlying mutual fund.

--------------------------- ----------------------------------------------------

FIXED ACCOUNT TRANSFERS

Prior to the policy's Maturity Date, you may also make transfers involving the fixed account. These transfers will be in dollars, and we reserve the right to limit their timing and amount, including that you may not make more than one transfer every 12 months. However, during the first 24 months following the initial Policy Date you may irrevocably elect to transfer all of the Cash Value to the fixed account. For more information, see "To Irrevocably Transfer Cash Value Or Exchange The Policy" on page 28.

On transfers to the fixed account, we may not permit you to transfer over 20% of the Cash Value allocated to the Sub-Account portfolios as of the close of business of the prior Valuation Period. We reserve the right to refuse any transfer to the fixed account if the fixed account's Cash Value comprises more than 30% of the policy's Cash Value. You may not request a transfer to the fixed account before the end of the first year from the Policy Date.


On transfers from the fixed account, we may permit you transfers of no more than 20% of the Cash Value of the fixed account as of the end of the previous policy year (subject to state restrictions). Any transfers you make from the fixed account must be within 45 days of the end of a interest rate guaranteed period. An interest rate guaranteed period is the time that a stated interest rate is guaranteed to remain in effect. Currently, interest crediting rates are reset at the beginning of each calendar quarter.

--------------------------- ----------------------------------------------------


MODES TO MAKE A TRANSFER

To make a transfer, send your written request to us at our Home Office via first class U.S. mail. Upon receipt, we will process a transfer request at the end of the current Valuation Period. We may also permit you to use other modes of communication, subject to limitations.

        OUR CONTACT INFORMATION IS ON THE COVER PAGE OF THIS PROSPECTUS.

With respect to any telephonic or electronic mode of communication, including the internet, we monitor transfer activity for potentially disruptive trading practices. Generally, you are limited to 20 "transfer events" within a twelve month period. If you initiate transfer events within a lesser time interval at a pace that is equivalent to 20 within a year, you may be required to submit all subsequent transfers via U.S. Mail. To calculate transfer events, at the end of each Valuation Period, we will group together all of your transfer requests for the day. We will count this grouping as a "transfer event," regardless of the number of Sub-Accounts involved. Once 20 transfer events in a year or the equivalent in a shorter period occur, you may continue to make transfers, but only by sending your written request to us at our Home Office via first class U.S. mail for a twelve month period. Then, we begin to count transfer events over again.

We have the right to restrict transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, we may restrict trading strategies designed to avoid or take advantage of our monitoring procedures and other measures aimed at curbing harmful trading practices.

Some investment advisers/representatives manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. We generally will require multi-policy advisers to submit all transfer requests via U.S. mail.

We will consider each request by any means as a single transfer regardless of the number of Sub-Accounts involved. We will employ reasonable procedures to confirm that instructions are genuine, especially with respect to communication via the internet or telephone, including:

     o requiring forms of personal identification before acting upon instructions;

     o    providing you with written confirmation of completed transactions;
          and/or

     o    recording telephone instructions.

If we follow these procedures, we will not be liable for any loss, damage, cost or expense from complying with what we reasonably believe to be genuine instructions. Rather, you will bear the risk of loss.

Any computer system or telephone, whether it is yours, your service provider's, your representative's, or ours, can experience slowdowns or outages for a variety of reasons. These slowdowns or outages may delay or prevent our ability to process your request. Although we have taken precautions to help our system handle heavy usage, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing.

--------------------------- ----------------------------------------------------

TO IRREVOCABLY TRANSFER CASH VALUE OR EXCHANGE THE POLICY

During the first 24 months of coverage, you have a right to irrevocably elect to transfer 100% of the policy's Cash Value to the fixed account, irrespective of our right to limit transfers to the fixed account. After this election, you no longer will be able to participate in the Investment Experience of the Sub-Account portfolios. Rather, the policy's Cash Value will be credited with the fixed account's interest rate. You must make your request on our official forms to the Home Office.

After the first 24 months of coverage, you may make a request to exchange the policy for a different policy so long as we receive evidence that the Insured meets our underwriting standards of insurability. The new policy may be one of our available flexible premium adjustable life insurance policies that does not have a greater Death Benefit than this policy immediately prior to the exchange date. For more information, see "In Summary: Fee Tables," beginning on page 6. The exchange may have tax consequences. For more information, see "Exchanging The Policy For Another Life Insurance Policy," beginning on page 52. This policy will terminate when the new policy takes effect.

--------------------------- ----------------------------------------------------

TO TERMINATE OR SURRENDER

You have the right to terminate the policy. Or you may surrender the policy for its Cash Surrender Value. The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends. For more information, see "Grace Period," beginning on page 47.

Normally, we will pay the surrender proceeds within thirty days after we receive your written request in good order at our Home Office. We reserve the right to delay payment of the cash surrender value arising from the Fixed Account for six months.

Generally, if the policy has a Cash Surrender Value in excess of the Premiums you have paid, the excess upon surrender will be included in your income for federal income tax purposes. For more information, see "Taxes-Surrender Of The Policy," beginning on page 51. The cash surrender value will be reduced by the outstanding amount of a policy loan. For more information, see "Policy Loans" beginning on page 46.

--------------------------- ----------------------------------------------------

TO ASSIGN

You may assign any rights under the policy while the Insured is alive. If you make an assignment, your beneficiary's interest will be subject to the person(s) to whom you have assigned rights. Your assignment must be in writing, and it must be recorded at our Home Office before it will become effective. Your assignment will be subject to any outstanding policy loans. For more information, see "Policy Loans," beginning on page 46.

--------------------------- ----------------------------------------------------

PROCEEDS UPON MATURITY

If the policy is In Force on the Maturity Date, we will pay you the maturity Proceeds.

Normally, we will pay the maturity Proceeds within seven days of the Maturity Date. The payment will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account. The maturity Proceeds will equal the policy's Cash Value minus any indebtedness. After we pay the maturity Proceeds, the policy is terminated.

We may offer to extend the Maturity Date to coincide with the Insured's death, after which we will pay the Proceeds to your beneficiary. If you accept this offer the policy will be endorsed so that:

     o    no additional Premium payments will be allowed;

     o    no changes to the amount of the Specified Amount will be allowed;

     o if you elected Death Benefit Option 2, the Death Benefit will be changed to Option 1. For more information, see "Death Benefit Options," beginning on page 41;

     o the Death Benefit will equal either 101.97% of the Cash Value if the Death Benefit is Option 1 or the Specified Amount plus the greater of accumulated Premiums and Cash Value if the Death Benefit is Option 3;

     o 100% of the Cash Value (for policies with Death Benefit Option 1) or the accumulated Premium payments (for policies with Death Benefit Option 3) will be allocated to the policy's fixed account;

     o the Proceeds payable at the Insured's death will be the greater of the Death Benefit or the Cash Value;

     o the Mortality and Expense charge and the Administrative charges will no longer be assessed and since the Death Benefit will be equal to the Cash Value if the Death Benefit is Option One or to the accumulated Premium payments if the Death Benefit is Option 3 the cost of insurance will become zero; and

     o the Maturity Date will not be extended where the policy will fail the definition of life insurance.

--------------------------- ----------------------------------------------------

REPORTS AND ILLUSTRATIONS

We will send you transaction confirmations. We will also send you semi-annual and annual reports that show:

     o    the specified coverage amount

     o    the current Cash Value

     o    Premiums paid

     o    the Cash Surrender Value

     o    all charges since the last report

     o    outstanding policy indebtedness

We will send reports to the address you provide on the application, or to another you may specify. At any time, you may ask for an illustration of future benefits and values under the policy. We do not charge for illustrations.

--------------------------- ----------------------------------------------------

ERRORS OR MISSTATEMENTS

If an error or misstatement of age was made in completing the application, then we will adjust the Death Benefit and Cash Value accordingly.

To determine the adjusted Death Benefit, we will multiply the Net Amount at Risk at the time of the Insured's death by the ratio of the monthly cost of insurance applied at the true age in the policy month of death and the monthly cost of insurance that should have been applied at the true age in the policy month of death. We will then add this adjusted amount that reflects the true age to the Cash Value of the policy at the Insured's death. The Cash Value will be adjusted to reflect the cost of insurance charges on the correct age from the Policy Date.

INCONTESTABILITY

Except for intentional material misrepresentations, we will not contest payment of the Death Benefit Proceeds based on the initial Specified Amount after the policy has been In Force for two years from the Policy Date. For any change in Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit Proceeds based on such an increase after two years from the effective date of the increase.

--------------------------- ----------------------------------------------------

IF WE MODIFY THE POLICY

Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary. No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the separate account's operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject. We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws. We will notify you of all modifications, and we will make appropriate endorsements to the policy.

--------------------------------------------------------------------------------
                                     RIDERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Riders are available for you to design the policy to meet your specific needs. You may elect one or both of them. However, once the policy is In Force, we may require further evidence of insurability to add a Rider. Availability varies by state. You will incur an additional charge for the Additional Protection (insurance) Rider so long as: the policy remains in effect and the Rider's term has not expired; we pay the Rider's benefit; or you decide to terminate the Rider in a written request to our Home Office. For more information on the costs of the Additional Protection (insurance) Rider, see "In Summary: Fee Tables," beginning on page 6, and "Charges," beginning on page 32.

--------------------------- ----------------------------------------------------

CHANGE OF INSURED RIDER

You may exchange the Insured for a new Insured, subject to insurability and other conditions. We do not charge for this Rider, but we base future policy charges on the characteristics of the new Insured. You may elect this Rider at any time.

--------------------------- ----------------------------------------------------

ADDITIONAL (INSURANCE) PROTECTION RIDER

This Rider is only available to purchase when you purchase the policy. The benefit is supplemental life insurance on the Insured. The policy pays a benefit, in addition to the base (non-rider) Death Benefit, to the beneficiary upon the Insured's death.

The benefit amount varies monthly and is based on the Death Benefit option you have chosen. For more information, see "Death Benefit Options" on page 41.

The Rider's cost is determined by multiplying a monthly cost of insurance by the Rider's Death Benefit amount. For more information, see "In Summary: Fee Tables" on page 6. You may renew coverage annually until the policy Maturity Date.

     Certain terms and conditions apply to the Rider including that two years after the Rider's effective date we will not contest the payment of the benefit for any reason other than you failing to pay enough Premium to cover the cost of insurance for the Rider. Also, if the Insured dies of suicide within two years of the Rider taking effect, we will pay the cost of insurance we deducted for the Rider, but not the Rider's Death Benefit. If the age of the Insured is misstated or erroneous, we will adjust the Rider's Death Benefit to reflect the true age.

--------------------------------------------------------------------------------
                                     PREMIUM
--------------------------------------------------------------------------------

This policy does not require a scheduled payment of Premium to keep it In Force. The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist.

--------------------------- ----------------------------------------------------

INITIAL PREMIUM

The amount of the initial Premium required for us to issue this policy will depend on the initial Specified Amount of insurance you request, the Death Benefit option you select, and any Riders you select. Generally, the higher the required initial Specified Amount, the higher the initial Premium will be. Similarly, because Death Benefit Options Two and Three provide for a potentially greater Death Benefit than Death Benefit Option One, Death Benefit Options Two and Three may require a higher amount of Premiums. Also, the age, health, and activities of the Insured will affect our determination of the risk of issuing the policy. In general, the greater this risk, the higher the initial Premium will be.

Whether we will issue full insurance coverage depends on the Insured meeting all underwriting requirements, you paying the initial Premium, and our delivery of the policy while the Insured is alive. We will not delay delivery of the policy to increase the likelihood that the Insured is not still living. Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy. We also retain the right to not issue the policy, after which, if we exercise this right, we will return your payment within two business days.

You may pay the initial Premium to our Home Office or to our authorized representative. The initial Premium payment must be at least $50 per policy.

--------------------------- ----------------------------------------------------

SUBSEQUENT PREMIUMS

You may make additional Premium payments at any time while the policy is In Force, subject to the following:

     o We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount at Risk. Whether we exercise this right depends on: the length time since the Policy Date; the standard underwriting criteria for the amount of insurance after the requested increase; the number of policies owned by the policy owner; and the degree of uniformity with respect to the requested increases across the policies owned by the policy owner. The longer the period, the greater the difference between the underwriting class at the time of issue and at the time of the increase, and the less uniform the changes across all policies you own, the more likely we will be to exercise this right. If we do not exercise our right to refuse a Premium payment which increases our Net Amount at Risk, we do not waive our right to refuse subsequent Premium payments which increase our Net Amount at Risk.

     o We will refund Premium payments that exceed the applicable Premium limit established by the IRS to qualify the policy as a contract for life insurance. As discussed in the "Taxes" section of this prospectus, additional Premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. We will monitor Premiums paid and other policy transactions and will notify you when the policy's non-modified endowment contract status is in jeopardy; and

     o We may require that policy indebtedness be repaid prior to accepting any additional Premium payments. Some, but not all, of the situations when we might exercise this right include when your policy loans exceed 90% of the cash value, when the Premium payment would result in an increase in the Net Amount at Risk, or when a Premium payment may alter the character of the policy for tax purposes. We will tell you that we intend to apply the money you have sent us to loan repayment rather than as a Premium payment before processing the transaction.

     If you decide to make a subsequent Premium payment, you must send it to our Home Office. Each Premium payment must be at least $50 per policy.

--------------------------------------------------------------------------------
                                     CHARGES
--------------------------------------------------------------------------------

PLEASE READ AND CONSIDER THE FOLLOWING, WHICH WE INTEND TO BE AN AMPLIFICATION (BUT IT MAY ALSO BE DUPLICATIVE), IN CONJUNCTION WITH THE FEE TABLES, AND THE ACCOMPANYING FOOTNOTES, APPEARING EARLIER IN THE PROSPECTUS. SEE "IN SUMMARY:
FEE TABLES," BEGINNING ON PAGE 6. ALSO, SEE THE POLICY, INCLUDING THE POLICY DATA PAGE, AND THE RIDERS, FOR MORE INFORMATION.

We will make deductions under the policy to compensate us for: the services and benefits we provide; the costs and expenses we incur; and the risks we assume. Every time you make a Premium payment, we will charge against that Premium payment a premium load, which is composed of the sales load and premium taxes. We will deduct all other charges from the policy's cash value (rather than a Premium payment), except for mortality and expense risk . We will only deduct the mortality and expense risk charge from the Cash Value of the Sub-Account portfolios, and we will only deduct the loan amount interest charge from the Cash Value of the loan account.

There are also charges associated with the Sub-Account portfolios. While you will not pay them directly, they will affect the value of the assets in the Sub-Account portfolios. On a daily basis, the manager of each mutual fund that comprises the policy's available variable investment options deducts operating charges from that mutual fund's assets before calculating the NAV. (We use NAV to calculate the value of your corresponding Sub-Account portfolio allocation in Units.) More detail about these charges is contained in the prospectus for the mutual fund.

--------------------------------------------------------------------------------


PREMIUM LOAD (CHARGE)

This charge amounts to no more than 9.0% of Premium and is reduced to 5.5% of Premium payment starting with the seventh year from the Policy Date. The charge partially recoups sales expenses and premium taxes. After this charge is deducted, the remaining premium is invested in the investment options you elect.



We calculate the Premium load charge using a "target premium." Federal tax law limits the amount of Premium you can pay and have the policy continue to be life insurance for tax purposes. For more information, see "The Minimum Required Death Benefit" beginning on page 42. Target premium is 28.57% of the maximum annual Premium allowed under the Internal Revenue Code assuming that: the policy is not a "modified endowment contract" as defined in the Code (for more information see, "Periodic Withdrawals, Non-Periodic Withdrawals And Loans" beginning on page 50); the policy's death benefit is equal to the base (non-rider) portion of the Specified Amount; and you are paying seven level, annual Premiums.

Currently, the charges for policies vary according to the time of purchase and amount of annual Premium as follows:

   For Policies Issued On or After September 9, 2002 With $500,000 Or More Of
                            Annual Premium Per Owner

     For  the first five policy years:

          9.00% of Premium payments for the base (non-rider) portion of the Specified Amount up to "target Premium",

          plus 6.50% of Premium payments in the excess of the target premium for the base (non-rider) portion of the Specified Amount,

          plus 3.29% minus (1.29% of the Premium times the proportion of additional protection rider to the total Specified Amount) of the Premium payments for the additional protection rider portion of the Specified Amount;

     For  policy years six through ten: 3.50% of Premium payments;

     For  policy years eleven and after: 2.00 % of Premium payments.


    For Policies Issued On or After September 9, 2002 With Less Than $500,000
                          Of Annual Premium Per Owner

     For  the first seven policy years:

          9.00% of Premium payments up to target premium;

          plus 7.00% of Premium payments over the target premium;

     For policy years eight through ten: 5.50% of Premium payments; and then

     For policy years eleven and after: 3.50% of Premium payments.

                 For Policies Issued Prior To September 9, 2002

     For the first seven policy years:

          9.00% of Premium payments for the base (non-rider) portion of the Specified Amount up to target Premium;

          plus 6.50% of Premium payments in the excess of the target premium for the base (non-rider) portion of the Specified Amount,

          plus 6.50% of Premium Payments for the additional protection rider portion of the Specified Amount.

     For years eight and after: 3.50% Premium payments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PARTIAL SURRENDER FEE

You may request a partial surrender after the first year from the Policy Date, and we may charge a partial surrender fee of the lesser of $25 or 2% of the surrendered amount to compensate us for the administrative costs in calculating and generating the surrender amount. Currently we do not assess this charge.

--------------------------------------------------------------------------------
COST OF INSURANCE

We will determine this charge by multiplying the current (non-rider) monthly cost of insurance rate by the Net Amount at Risk for the base portion of the Specified Amount. This charge compensates us for providing insurance protection under the policy.


We base the cost of insurance rates on our expectancies of future mortality and expense. The current cost of insurance rate will vary by demographic factors such as: age; tobacco use; duration since issue; Specified Amount; underwriting class; and any substandard ratings. The current cost of insurance charges are based on future expectations for factors such as: mortality; investment earnings; persistency; expenses; and taxes. Any changes in these expectations may result in increased cost of insurance charges for your policy. If so, your policy's Cash Value will be adversely affected in future years.

We may underwrite your policy on a non-medical basis that may result in a higher cost of insurance charge. Non-medical underwriting means that a physical examination to obtain medical information on the proposed Insured is not required to issue the policy. The higher cost of insurance charge would compensate us for assuming additional mortality risk as a result of issuing without the information that results from medical underwriting.

We may use a separate cost of insurance rate for the initial Specified Amount and any increase. Periodically, we will reevaluate the current base (non-rider) cost of insurance rates based on our expectations about future experience. Any changes in the current cost of insurance rates will be uniformly applied to Insureds of the same underwriting rate class.


--------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK

This charge is guaranteed not to exceed 0.75% of the policy's Cash Value on an annualized basis. Currently, during the first through fourth years from the Policy Date, this charge is 0.40% per annum of Cash Value and during the fifth through twentieth years from the Policy Date, it is 0.25% per annum of Cash Value. Thereafter, this charge currently is 0.10% per annum of Cash Value. The charge compensates us for assuming risks associated with mortality and expense costs and we may profit from it. The mortality risk is that the Insured does not live as long as expected. The expense risk is that the costs of issuing and administering the policy are more than expected. The charge is guaranteed not to exceed a stipulated maximum. For more information, see "In Summary: Fee Tables," beginning on page 6.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
POLICY LOAN INTEREST

We charge interest on the amount of an outstanding policy loan, at a rate no greater than 3.75% per annum, which will accrue daily and become due and payable at the end of each year from the Policy Date or at the time you take an additional loan. If left unpaid, we will add it to the policy's outstanding indebtedness.

As collateral or security for repayment, we will transfer an equal amount of Cash Value to the policy loan account on which interest will accrue and be credited daily. The minimum guaranteed interest crediting rate is stated on the Policy Data Page.

--------------------------------------------------------------------------------


ADMINISTRATIVE

The maximum guaranteed administrative charge is $10, but we currently are charging $5. This charge reimburses us for the costs of maintaining the policy, including for accounting and record keeping.


--------------------------------------------------------------------------------
ADDITIONAL (INSURANCE) PROTECTION RIDER

This charge compensates us for providing supplemental life insurance on the Insured. We will determine this charge by multiplying the Rider's current cost of insurance rate by the Net Amount at Risk for the Rider portion of the Specified Amount.

We base the additional protection cost of insurance rate on our expectation as to the Insured's mortality. The additional protection cost of insurance rate will vary by: the Insured's age; tobacco use; duration since issue; underwriting class; any substandard ratings; and the Specified Amount of the Rider. Periodically, we will reevaluate the Rider's current cost of insurance rates based on our expectations about future experience. Any changes in the current cost of insurance rates will be uniformly applied to Insureds of the same underwriting rate class. Any changes in these expectations may result in increased cost of insurance charges for the Rider.
---------------------------- ---------------------------------------------------


A NOTE ON CHARGES

We make many assumptions and account for many economic and financial factors in establishing fees and charges. As we noted at the beginning of this "Charges" section, the deductions we make under the policy are designed to compensate us for the services and benefits we provide, the distribution and operational expenses we incur, and the risks we assume. Our initial expenses in distributing and establishing the contract exceed the deductions we make during the early stages of policy ownership. Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long term financial product. Accordingly, we have designed the policy with features and underlying investment options that we believe support and encourage long-term ownership. The "In
Summary: Fee Tables," beginning on page 6 sets out the costs you incur when you purchase this policy. The following two sections describe how we use some of those charges to distribute the policy and how some of the underlying investment options pay us for services we provide to them. Neither of these transactions alters the charges you pay for the policy. Rather, these two sections provide you with information about how we set those charges. You should consider how these transactions may affect any advice you may receive with respect to the policy.

Distribution, Promotional and Sales Expenses

Commissions to broker/dealer firms are among the promotional and sales expenses we incur when distributing the policy. We may pay a maximum gross commissions of up to 35% of first year premiums and 10% for renewal premiums after the first year. In lieu of these premium based commissions, we may pay an equivalent amount that we calculate as a percentage of assets. Asset-based commissions may be up to 0.70% of the non-loaned Cash Value per year. Combinations of payment forms that generally equate to this maximum commission amount may also be utilized. The actual level of commissions we pay depends on factors such as the level of premium we receive from the respective broker/dealer firms and the scope of the services they provide. Individual registered representatives typically receive a portion of the commissions we pay, depending on their arrangement with their broker/dealer firm.

In addition to commissions, we may also furnish marketing and expense allowances to certain firms based on our assessment of that firm's capabilities and demonstrated willingness to promote and market our products. The firms determine how these allowances are spent If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Revenue from Underlying Mutual Funds

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. Since the Variable Account purchases fund shares on behalf of all policy holders, it serves as a single shareholder of the fund. By processing aggregated policy owner transactions, we relieve the fund of the expenses of processing individual policy owner transactions. We also pay the costs of selling the policy as outlined in the preceding section. Sales of the policy benefits the funds by allowing policy owners to purchase interests in the Sub-Accounts, which then results in the Variable Account's purchase of fund shares. We perform all of the accounting and recordkeeping for the Sub-Accounts, and pay any processing cost associated with the redemption of interests in the Sub-Accounts. The underlying mutual funds understand and acknowledge that, in performing these functions and incurring these costs, we provide substantial value to the funds. Accordingly, the underlying mutual funds pay us (or our affiliates) a fee for some of the distribution and operational services we provide and the related costs we incur. These payments may be made pursuant to a fund's 12b-1 plan, in which case they are deducted from fund assets, or service/administration agreements often between the fund adviser and us or our affiliates with no direct deduction from fund assets. In setting the charges for this policy we considered the amount of these payments expected to be received from the underlying mutual funds. Without these payments, our charges would be expected to be higher. We include only funds in the Variable Account that make these payments for the services we provide.

--------------------------------------------------------------------------------
                  TO ALLOCATE PREMIUM AND SUB-ACCOUNT VALUATION
--------------------------------------------------------------------------------

You may choose to allocate all or a portion of your Net Premium to any Sub-Account. When this actually happens depends on the right to examine law of the state in which you live. Or you may choose to allocate all or a portion of your Net Premium to the fixed investment option, and we will allocate it when we receive it.

Based on the right to examine law, some states require that we refund the initial Premium if you exercise your right to cancel the policy. Others require that we return the cash value. If yours is a state that requires us to refund the initial Premium, we will hold the initial Net Premium in the GVIT Gartmore GVIT Money Market Fund: Class I. Once your examination right ends, we will transfer the cash value to your Sub-Account allocations in effect when at the time of the transfer. If yours is a state that requires us to refund the cash value, we will allocate the Net Premiums to the Sub-Account choices in effect at the time of the transfer. After your right to cancel the policy expires, all Premium payments will be allocated to the Sub-Account choices in effect when we received the Premium payment.

--------------------------- ----------------------------------------------------

VARIABLE INVESTMENT OPTIONS

The separate account invests in shares of the available Sub-Account portfolios. Each Sub-Account portfolio invests in a mutual fund that is registered with the SEC. This registration does not involve supervision of the management or investment practices or policies of the portfolios or mutual funds by the SEC.


Each Sub-Account portfolio's assets are held separately from the assets of the other Sub-Account portfolios, and each Sub-Account portfolio has investment objectives and policies that are different from those of the other Sub-Account portfolios. Thus, each Sub-Account portfolio operates as a separate investment fund, and the income or losses of one Sub-Account portfolio generally have no effect on the investment performance of any other Sub-Account portfolio. The "Available Sub-Accounts" section identifies the available mutual funds, by name, investment type and adviser, and includes expense information for each.

--------------------------- ----------------------------------------------------

THE FIXED INVESTMENT OPTION

The Premium you allocate to the fixed investment option is held in the fixed account, which is part of our general account. The general account contains all of our assets other than those in the separate accounts. These assets are subject to our general liabilities from business operations. The general account is used to support our insurance and annuity obligations. Any amounts in excess of the separate account liabilities are deposited into our general account. We bear the full investment risk for all amounts allocated to the fixed account.

We guarantee that the amounts you allocate to the fixed investment option will be credited interest daily at a net effective annual interest rate of at least no less than the stated interest crediting rate on the Policy Data Page. We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion. You assume the risk that the interest we credit to the amounts you allocate to the fixed investment option may not exceed the minimum guarantee of the guaranteed interest crediting rate for any given year.

The amounts you allocate to the fixed investment option will not share in the investment performance of our general account. Rather, the investment income you earn on your allocations will be based on varying rates we set. Currently, the rates are set at the beginning of each calendar quarter and will be effective for at least three months.

The general account is not subject to the same laws as the separate account, and the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, information about the fixed account is subject to federal securities laws relating to the accuracy and completeness of statements made by prospectus disclosure.

--------------------------- ----------------------------------------------------

ALLOCATION OF PREMIUM AND CASH VALUE

We allocate your Premium payments to Sub-Accounts or the fixed account per your instructions. You must specify your Premium payments in whole percentages. The sum of allocations must equal 100%.

--------------------------- ----------------------------------------------------

WHEN SUB-ACCOUNT UNITS ARE VALUED

We will price Sub-Account Units on any day the New York Stock Exchange (NYSE) is open for business, unless we are closed

We will not price Sub-Account Units on these recognized holidays.

        o New Year's Day                         o Independence Day
        o Martin Luther King, Jr. Day            o Labor Day
        o Presidents' Day                        o Thanksgiving
        o Good Friday                            o Christmas
        o Memorial Day

In addition, we will not price Sub-Account Units if:

          o    trading on the New York Stock Exchange is restricted;

          o an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

          o the SEC, by order, permits a suspension or postponement for the protection of security holders.

SEC rules and regulations govern when the conditions described above exist. Any transaction you try to effect when we are closed will not happen until the next day we and the NYSE are both open for business.

--------------------------- ----------------------------------------------------

HOW INVESTMENT EXPERIENCE IS DETERMINED

Though the number of Sub-Account Units will not change as a result of Investment Experience, changes in the net investment factor may cause the value of a Sub-Account Unit to increase or decrease from Valuation Period to Valuation Period. Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the mutual fund shares, because of the deduction for mortality and expense risk charge, and any charge or credit for tax reserves.

We determine the change in Sub-Account values at the end of a Valuation Period. The Sub-Account Unit value for a Valuation Period is determined by multiplying the Sub-Account Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

We determine the net investment factor for any Valuation Period by dividing (a) by (b) and then subtracting (c) where:

     (a)  is the sum of:

          o the Net Asset Value per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period after taxes or tax credits; and

          o the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

     (b) is the Net Asset Value per share of the mutual fund determined as of the end of the immediately preceding Valuation Period after taxes or tax credits; and

     (c)  is a charge for Mortality and Expense Risk.

--------------------------- ----------------------------------------------------

CASH VALUE

The policy has a Cash Value. There is no guaranteed Cash Value. The Cash Value will vary depending on where you allocate your Net Premium. Amounts allocated to the fixed account and policy loan account vary based on the daily crediting of interest to those accounts. Amounts allocated to the Sub-Account portfolios vary daily based on the Investment Experience of the Sub-Account portfolios. It will also vary because we deduct the policy's periodic charges from the cash value. So, if the policy's cash value is part of the Death Benefit option you have chosen, then your Death Benefit will fluctuate.

We compute the Cash Value of your policy by adding the Sub-Account portfolio Unit values to the money you have allocated to the fixed investment option and adding the amount in the policy loan account.

We will determine the value of the assets in the separate account at the end of each Valuation Period. We will determine the Cash Value at least monthly. To determine the number of Sub-Account Units credited to each Sub-Account, we divide the net amount you allocate to the Sub-Account by the Sub-Account Unit value for the Sub-Account (using the next Valuation Period following when we receive the Premium).

If you surrender part or all of the policy, we will deduct a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds to the surrendered amount. Thus, your policy's Cash Value will be reduced by the surrendered amount. If we assess a partial surrender charge, we will subtract the charge from the proceeds before delivering the net amount to you.

Similarly, when we assess charges or deductions, a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds with the charge or deduction will be deducted from the policy's Cash Value. Unless you direct otherwise, we make these deductions in the same proportion that your interests in the separate account and the fixed account bear to the policy's total Cash Value.

The Cash Value in the fixed account and the policy loan account is credited with interest daily at the guaranteed minimum annual effective rate stated on the Policy Data Page. We may decide to credit interest in excess of the guaranteed minimum annual effective rate. For the fixed account, we will guarantee the current rate in effect through the end of the calendar quarter. Upon request, we will inform you of the current applicable rates for each account. For more information, see "The Fixed Investment Option," beginning on page 37 and "Loan Amount And Interest," beginning on page 46.

On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.

--------------------------- ----------------------------------------------------

DOLLAR COST AVERAGING

You may elect to participate in a dollar cost averaging program. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your Premium among the Sub-Account portfolios and the fixed investment option over a period of time to allow you to potentially reduce the risk of investing most of your Premium into the Sub-Accounts at a time when prices are high.

There is no additional charge for dollar cost averaging. A dollar cost averaging program may not be available in all states. We do not assure the success of these strategies; success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss. You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Units when their value is low, as well as when it is high. We may modify, suspend or discontinue these programs at any time. We will notify you in writing 30 days before we do this.

On a monthly basis (or another frequency we may permit), a specified dollar amount of your Premium is systematically and automatically transferred from the fixed account to a Sub-Account portfolio. With dollar cost averaging, you may also have Premium transferred from the GVIT Gartmore GVIT Money Market Fund:
Class I.

With dollar cost averaging, we will continue to process transfers until there is no more value left in the fixed account or the originating mutual fund(s). You may also instruct us in writing to stop the transfers. If you have Premium transferred from the fixed account, the amount must be no more than 1/30th of the fixed account value at the time you elect to participate in the program. Either you elect to participate in the dollar cost averaging program upon application or by submitting an election form before the beginning of the month.


--------------------------------------------------------------------------------
                                THE DEATH BENEFIT
--------------------------------------------------------------------------------


CALCULATION OF THE DEATH BENEFIT PROCEEDS


We will calculate the Death Benefit and pay it to the beneficiary when we receive at our Home Office proof that the Insured has died, as well as other customary information. The Death Benefit may be subject to an adjustment if death occurs within the contestability period or at any time if there has been a material misstatement.

While the policy is In Force, the Death Benefit will never be less than the Specified Amount. The Death Benefit will depend on which option you have chosen and the tax test (as described in the following "Minimum Required Death Benefit" section) you have elected. Also, the Death Benefit may vary with the Cash Value of the policy, which depends on investment performance. You may choose one of three Death Benefit options. Not all Death Benefit options are available in all states. If you do not elect a Death Benefit, the policy's Death Benefit will be Option One.

For policies issued after the later of May 1, 2002 or the date we are authorized to issue policies with a maximum Death Benefit within your state, we reserve the right to limit the amount of insurance under any policy to the maximum Death Benefit. Currently, the maximum Death Benefit is equal to the sum of the Cash Value and the lesser of (i) 200% of the Specified Amount on the policy issue date and (ii) $8,000,000. We may increase the maximum Death Benefit at our sole discretion.

We will calculate the Death Benefit on the monthly anniversary and upon the death of the Insured. If the calculation exceeds the maximum Death Benefit, we reserve the right to pay to you a pre-death distribution to reduce the Cash Value so that the Death Benefit will not exceed the sum of the Cash Value and the lesser of (i) 180% of the Specified Amount on the policy issue date and (ii) $7,200,000. If Death Benefit Option 3 is applicable and the accumulated Premium account is greater than the Cash Value, we reserve the right to reduce the amount previously credited to the accumulated Premium account to an amount equal to 90% of the Cash Value immediately before the distribution. For example, if at the time of the pre-death distribution, your Cash Value is $100 and your accumulated Premium account is $102, we would reduce your accumulated Premium account by $12 to $90 (i.e., 90% of the Cash Value). The accumulated Premium account will not become less than zero because of a pre-death distribution.


The maximum Death Benefit may, under certain circumstances, curtail the flexibility that the policy affords you. For example, the policy's Cash Value may increase at a rate that outpaces the ratio of Cash Value to life insurance permitted under the Internal Revenue Code. In some instances, you and we may address this situation by increasing the Specified Amount of insurance so that the policy's ratio of Cash Value to life insurance is readjusted to comply with the tax code definition. If, however, an increase in the Specified Amount would cause the Death Benefit to exceed the maximum Death Benefit, then this method of achieving compliance with the tax code definition of life insurance may not be available.

We will notify you that a pre-death distribution and/or a reduction in the accumulated Premium account has been generated. We will send this notice no later than thirty days after we become aware that the maximum Death Benefit has been exceeded. Taxes arising from the pre-death distribution, if any, are your responsibility. We urge you to confer with your tax adviser regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy.

--------------------------- ----------------------------------------------------

DEATH BENEFIT OPTIONS

There are the three Death Benefit options under the policy. You may choose one. If you do not choose one of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option One.

     OPTION ONE

     The Death Benefit will be the greater of the Specified Amount or the minimum required Death Benefit.

     OPTION TWO

     The Death Benefit will be the greater of the Specified Amount plus the Cash Value as of the date of death (which will vary with the investment performance), or the minimum required Death Benefit.

     OPTION THREE

     The Death Benefit will be the greater of the sum of the Specified Amount on the date of death and the accumulated Premium account (which consists of all Premium payments accumulated to the date of the death less partial surrenders accumulated to the date of death) or the minimum required Death Benefit.

The Proceeds payable upon the death of the Insured are equal to Death Benefit reduced by policy indebtedness and unpaid charges and increased by any insurance provided by riders. Also, for policies to which an "other amount paid at surrender" is available as of the time the Proceeds become payable may receive an additional payment. For more information, see "Other Amounts Paid At Surrender" beginning on page 43. This additional payment will be based on the other amount paid at surrender at the time the Proceeds become payable.

--------------------------- -----------------------------------------

THE MINIMUM REQUIRED DEATH BENEFIT

Each death benefit option has a minimum required Death Benefit. The minimum required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.

The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle.

At the time we issue the policy, you irrevocably elect one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:

          o    the cash value accumulation test; or

          o    the guideline premium/cash value corridor test.

The cash value accumulation test determines the minimum required Death Benefit by multiplying the account value by a percentage set out in the federal tax regulations to the Code. The percentages depend upon the Insured's age, sex and underwriting classification.

Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient death benefit in relation to the account value at all times.

The guideline Premium/Cash Value corridor test determines the minimum required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.

Regardless of which test you elect, we will monitor compliance to assure that the policy meets the statutory definition of life insurance for federal tax purposes. As a result, the death Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes.

If you do not elect a test, we will assume that you intended to elect the cash value accumulation test.

--------------------------- ----------------------------------------------------

CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, you may elect to change the Death Benefit option under the policy from either Option One to Option Two, or from Option Two to Option One. You may not change from or to Option Three. We will permit only one change of Death Benefit option per policy year. The effective date of a change will be the monthly anniversary date following the date we approve the change.

For any change in the Death Benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.

We will adjust the Specified Amount so that the difference between the Death Benefit and the Cash Value (i.e., the Net Amount at Risk) remains constant before and after the Death Benefit option change. Because your Net Amount at Risk is the same before and after the reduction, reducing the Specified Amount by itself does not alter the policy's cost of insurance. The policy's charges going forward, however, will be based on a new Specified Amount that will change the calculation of those charges. Depending on changes in factors such as the Cash Value, these charges may increase or decrease after the reduction.

Where the policy owner has selected the guideline premium/cash value corridor test, a change in Death Benefit option will not be permitted if it results in the total Premiums paid exceeding the maximum Premium limitations under Section 7702 of the Code.

--------------------------- ----------------------------------------------------

SUICIDE

If the Insured dies by suicide, while sane or insane, within two years from the Policy Date, we will pay no more than the sum of the Premiums paid, less any indebtedness, and less any partial surrenders. If the Insured dies by suicide, while sane or insane, within two years from the date we accept an application for an increase in the Specified Amount, we will pay no more than the Death Benefit associated with the initial Specified Amount, plus the cost of insurance charges associated with the increase in Specified Amount.

--------------------------------------------------------------------------------
                                   SURRENDERS
--------------------------------------------------------------------------------

FULL SURRENDER

You may surrender the policy for the cash surrender value at any time while the Insured is alive. We calculate the cash surrender value based on the policy's cash value. For more information, see "Cash Value," beginning on page 39. To derive the cash surrender value, we will deduct from the cash value, any due and payable periodic charges and Indebtedness. The effective date of a surrender will coincide with the date on which we receive the policy and your written request at our Home Office. We reserve the right to postpone payment of that portion of the cash surrender value attributable to the fixed account for up to six months.

--------------------------- ----------------------------------------------------

OTHER AMOUNTS PAID AT SURRENDER

For a policy purchased by a corporation or another entity, an amount may be paid by us in addition to the policy's Cash Surrender Value if, during a limited, specified time period, the policy is completely surrendered and the surrender Proceeds are paid directly to the policy owner as of the date of issue. We will inform you of the availability of this arrangement at the time you apply for the policy. This payment will not be made from the policy, but is a separate obligation of Nationwide. This additional payment does not apply to a partial surrender, to a policy loan, or to a complete surrender for which you instruct us to pay the Proceeds to a party other than the policy owner as of the date of issue. An additional surrender payment may also be available to an individually owned policy if the Premiums are paid by a corporate sponsor to whom the individual has assigned rights under the policy.

The amount, duration, and availability of additional surrender payments may vary based on a number of factors, including:

     o    the number of Insureds;

     o    the nature of the relationship among individual Insureds;

     o    the purpose for which the policies are being purchased;

     o    the expected persistency of the policies; and

     o any other circumstances which are rationally related to an expected reduction in acquisition or administrative costs.

We will pay surrender payments that are in addition to the policy's Cash Surrender Value from our general account. WE URGE YOU TO CONSULT WITH YOUR TAX ADVISER ABOUT THE TAX TREATMENT OF ADDITIONAL SURRENDER PAYMENTS. The criteria for additional surrender payments may change from time to time. Additional surrender payments will be determined in a manner that is not unfairly discriminatory to policy owners.

--------------------------- ----------------------------------------------------

PARTIAL SURRENDER

After the policy has been In Force for one year, you may request a partial surrender by sending a written request to the address on the first page of this prospectus. We reserve the right to limit partial surrenders to one per year.

We permit partial surrenders if the partial surrender satisfies the following requirements:

     o    the minimum partial surrender is $500;

     o a partial surrender may not cause the total Specified Amount to be reduced below the minimum Specified Amount shown on the Policy Data Page;

     o the maximum amount of a partial surrender is the Cash Surrender Value less the greater of $500 or three monthly deductions; and

     o after the partial surrender, the policy continues to qualify as life insurance.

--------------------------- ----------------------------------------------------

REDUCTION OF SPECIFIED AMOUNT ON A PARTIAL SURRENDER

When a partial surrender is made, we reduce the Cash Value by the amount of the partial surrender. If the policy assets are held in more than one Sub-Account, we effect the partial surrender proportionately from the assets in each Sub-Account at the time of the partial surrender. We will distribute amounts from the fixed account only when there are insufficient amounts in the Sub-Accounts.

When you take a partial surrender, ordinarily we will reduce the Specified Amount so that the Net Amount at Risk does not increase. Because your Net Amount at Risk is the same before and after the reduction, a partial surrender by itself does not alter the policy's cost of insurance. The policy's charges going forward, however, will be based on a new Specified Amount that will change the calculation of those charges. Depending on changes in factors such as the fluctuation in the policy's Cash Value, these charges may increase or decrease after the reduction in Specified Amount.

However, we will not decrease the Specified Amount by more than the partial surrender amount reduced by any preferred partial surrenders. A preferred partial surrender is a partial surrender that:

     o    occurs before the 15th policy anniversary; and

     o when added to any prior preferred policy surrenders in that same policy year, it does not exceed 10% of the Cash Surrender Value as of the beginning of the policy year.

Any reduction we make to the Specified Amount will be made in the following order:

     o    against the most recent increase in the Specified Amount;

     o against the next most recent increases in the Specified Amount in succession; and

     o    against the Specified Amount under the original application.

While we reserve the right to deduct a partial surrender fee, we currently deduct none. Certain partial surrenders may result in currently taxable income and tax penalties. Also, partial surrenders could cause your policy to become a "modified endowment contract" under the Code, which would change the income tax treatment of any distributions from the policy. For more information, see "Periodic Withdrawals, Non-Periodic Withdrawals And Loans," beginning on page 50.

--------------------------------------------------------------------------------
                               THE PAYOUT OPTIONS
--------------------------------------------------------------------------------


You have a number of options of receiving Proceeds, besides in a lump sum, which you may elect upon application. We will pay the Proceeds from our general account. If you do not make an election, when the Insured dies, the beneficiary may do so. If the beneficiary does not make an election, we will pay the Proceeds in a lump sum. Normally, we will make the lump sum payment within seven days (30 days if the Proceeds are paid because of the Insured's death) after we receive your written request at our Home Office. We reserve the right to delay for six months from the date of your request the payment of any surrender Proceeds allocated to the fixed account. Also, we will postpone any payment of Proceeds on the days we are unable to price Sub-Account Units. For more information, see "When Sub-Account Units Are Valued," beginning on page 38. To elect more than one payout option, you must apportion at least $2,000 per option, which would amount to a payment, at specified intervals, of at least $20. At any time before Proceeds become payable, you may request to change your payout option in writing to our Home Office. At any time before the Proceeds become payable, you may request to change your payout option in writing to our Home Office. Changing the beneficiary of the policy will revoke the settlement options in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process.

Please note that for the remainder of The Payout Options section only, "you" means the person we are obligated to pay.

--------------------------- ----------------------------------------------------

INTEREST INCOME

You keep the Proceeds with us to earn interest at a specified rate. The Proceeds can be paid at the end of 12-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

--------------------------- ----------------------------------------------------

INCOME FOR A FIXED PERIOD

You keep the Proceeds with us, but are paid at specified intervals over a number of years (no more than 30). Each payment consists of a portion of the Proceeds plus interest at a guaranteed rate. The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us to our Home Office. We will pay interest at an annually determined rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

--------------------------- ----------------------------------------------------

LIFE INCOME WITH PAYMENTS GUARANTEED

We pay you the Proceeds at specified intervals for a guaranteed period (10, 15 or 20 years), and, then, for the rest of your life. The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and if you live longer than the guaranteed period, payments will cease upon your death. During the guaranteed period, we will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. If you die before the guaranteed period has elapsed, we will make the remaining payments to your estate. If you die after the guaranteed period has elapsed, we will make no payments to your estate.

--------------------------- ----------------------------------------------------

FIXED INCOME FOR VARYING PERIODS

You keep the Proceeds with us, but are paid a fixed amount at specified intervals. The total amount payable each year may not be less than 5% of the original Proceeds. The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

--------------------------- ----------------------------------------------------

JOINT AND SURVIVOR LIFE

We pay you the Proceeds in equal payments at specified intervals for the life of the payee who lives longer. The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and, payments will cease upon the death of the payee who lives longer. We will make no payments to the last surviving payee's estate.

--------------------------- ----------------------------------------------------

ALTERNATE LIFE INCOME

We use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be 102% of our current individual immediate annuity purchase rate on the date you choose this settlement option. The Proceeds can be paid at the end of 12-, six-, three- or one-month intervals. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and payments will cease upon your death.

--------------------------------------------------------------------------------
                                  POLICY LOANS
--------------------------------------------------------------------------------

While the policy is In Force, you may take an advance of money from the Cash Value otherwise only available upon surrender or maturity, or upon payment of the Death Benefit. We call this advance a policy loan. You may increase your risk of Lapse if you take a policy loan. There also may be adverse tax consequences. You should obtain competent tax advice before you decide to take a policy loan.

--------------------------- ----------------------------------------------------


LOAN AMOUNT AND INTEREST

The minimum policy loan you may take is $500. You may take no more than the maximum loan value which equals (1) plus (2) plus (3), where:

     (1)  is 90% of the Sub-Account portfolios;

     (2)  is 100% of the fixed account; and

     (3)  is 100% of the loan account.



We guarantee the effective annual interest rate will not exceed 3.75%. Interest will accrue daily and is due and payable at the end of each policy year or at the time of an additional loan. If left unpaid, it will be added to the outstanding balance of your policy loan.

For policies issued on or after September 9, 2002, we expect to charge an effective annual interest rate of 3.70% on the outstanding balance of your policy loan for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.00% thereafter.

For policies issued prior to September 9, 2002, we expect to charge an effective annual interest rate of 3.40% on the outstanding balance of your policy loan for the first four policy years, 3.25% for policy years 5 through 20, and 3.10% thereafter.

--------------------------- ----------------------------------------------------

COLLATERAL

As collateral or security, we will transfer to our loan account an amount equal to the amount of the policy loan. We will only make a transfer from the fixed investment option if the loan amount exceeds 90% of the Cash Value you have allocated to Sub-Account portfolios. We will credit interest to the collateral at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.

We will credit interest to the collateral at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.

--------------------------- ----------------------------------------------------

REPAYMENT

You may repay all or part of a policy loan at any time while your policy is In Force during the Insured's lifetime. The minimum repayment is $50. While your policy loan is outstanding, we will credit all payments you make as Premium payments, unless you provide written notice that they are to be applied as loan repayments. If you do not specify any Sub-Account portfolios to allocate loan repayments, we will transfer the amount from the policy loan account to the Sub-Account portfolios and fixed investment option based on your allocations as of the date of repayment.

--------------------------- ----------------------------------------------------


NET EFFECT OF LOANS

The amount we transfer to our loan account as collateral for a policy loan will neither be affected by the investment performance of the Sub-Accounts, nor credited with the interest rates accruing on the fixed account. For more information, see "In Summary: Fee Tables," in particular, the footnotes, beginning on page 6. Whether repaid, a policy loan affects the policy, the loan account value, the net Cash Surrender Value and the Death Benefit. Repaying a policy loan causes the Death Benefit and net Cash Surrender Value to increase by the repayment amount. A policy loan will affect the policy account value even if repaid because we credit these amounts with an interest rate we declare rather than with a rate of return that reflects the investment performance of the separate account.

--------------------------------------------------------------------------------
                                      LAPSE
--------------------------------------------------------------------------------

So long as your policy's Cash Surrender Value is enough to cover the monthly deduction of charges on each monthly anniversary date, the policy will remain In Force. The Cash Surrender Value could be below the amount of a monthly deduction because you have not paid enough Premium into the policy or because Investment Experience has decreased the Cash Surrender Value, or both. The policy will remain In Force during the Grace Period.

Stated another way, this policy will Lapse when the Grace Period ends before you make a required Premium payment as stated in a notice.

--------------------------- ----------------------------------------------------

GRACE PERIOD

If the Cash Surrender Value on a monthly anniversary date is not sufficient to cover the current monthly deduction, then a Grace Period begins.

We will send you a notice at the start of the Grace Period to the address on the application or another address you have specified. The notice will state the amount of Premium required to avoid lapsing the policy. The amount of Premium specified in the notice will equal the lesser of at least 3 times the current monthly deduction.

The Grace Period will end 61 days after the day the notice is mailed. If we do not receive sufficient Premium by the end of the Grace Period, the policy including all Riders you have selected will Lapse without value. The Grace Period will not alter the operation of the policy or the payment of Proceeds.

--------------------------- ----------------------------------------------------

REINSTATEMENT

If the Grace Period ends and you have neither paid the required Premium nor surrendered the policy for its Cash Surrender Value, you may reinstate the policy by:

     o submitting a written request at any time within three years after the end of the Grace Period and prior to the Maturity Date;

     o    providing evidence of insurability satisfactory to us;

     o paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period;

     o paying sufficient Premium to keep the policy In Force for three months from the date of reinstatement; and

     o paying or reinstating any indebtedness against the policy which existed at the end of the Grace Period.

The effective date of a reinstated policy will be the monthly anniversary date on or next following the date we approve the application for reinstatement. If the policy is reinstated, the Cash Value on the date of reinstatement, will be set to the Cash Value at the end of the Grace Period.

We will then add any Premiums or loan repayments that you made to reinstate the policy.

The allocations to Sub-Account portfolios in effect at the start of the Grace Period will be reinstated, unless you instruct otherwise.

--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------

TYPES OF TAXES OF WHICH TO BE AWARE

Federal Income Tax. Generally, the United States assesses a tax on income which is broadly defined to include all items of income from whatever source, unless the item is specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.


Federal Transfer Tax. In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax). The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2004, an estate of less than $1,500,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. The $1.5 million amount increases to $2 million in 2006, 2007, and 2008 and $3.5 million in 2009. The federal estate tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the estate tax is scheduled to be reinstated with respect to decedents who die after December 31, 2010. Also, an unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

In addition, if the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2004, 48%, decreasing by 1 percentage point each year until 2007, when it will be 45%), and there is a provision for an aggregate $1 million exemption. The GSTT estate tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011 at a rate of 55%.


State and Local Taxes. State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in your case, the specific nature of these taxes preclude a useful description of them in this prospectus.

--------------------------- ----------------------------------------------------

BUYING THE POLICY

Note to Non-Resident Aliens. Specific tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death Proceeds, or other distributions and/or ownership of the policy. If you are a non-resident alien, you should confer with a competent tax professional with respect to the tax treatment of this policy.

Federal Income Tax. Generally, the Code treats life insurance Premiums as a personal expense. This means that under the general rule you cannot deduct from your taxable income the Premiums paid to purchase the policy.


Federal Transfer Tax. Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else like the policy owner. Gifts are not generally included in the recipient's taxable income. If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax. The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2004, 48%, decreasing by 1 percentage point each year until 2007, when it will be 45%), and there is a provision for an aggregate $1 million exemption. The GSTT estate tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011. In addition, if you transfer the policy to someone two or more generations younger than you, the transfer may be subject to the GSTT, with the taxable amount equaling the value of the policy.

--------------------------- ----------------------------------------------------

INVESTMENT GAIN IN THE POLICY

The income tax treatment of changes in the policy's Cash Value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's Cash Value is not included in your taxable income for federal income tax purposes.

To qualify as life insurance, the policy must meet certain tests set out in
Section 7702 of the Code. For more information, see "The Minimum Required Death Benefit," beginning on page 42. In addition to meeting the tests required under
Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, you will be deemed to be the owner of the underlying securities and taxed on the earnings of your policy's account.


Representatives of the IRS have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed twenty, the number of funds alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of fund options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.


We will monitor compliance with the Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance. We will also monitor the Policy's compliance with Code Section 7702. Thus, the policy should receive federal income tax treatment as life insurance.


--------------------------- ----------------------------------------------------

PERIODIC WITHDRAWALS, NON-PERIODIC WITHDRAWALS AND LOANS

The tax treatment described in this section applies to withdrawals and loans you choose to take from the policy. It also applies to Premiums we accept but then return to meet the Code's definition of life insurance. For more information, see "The Minimum Required Death Benefit," beginning on page 42.

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance contract that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance contract that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a contract is issued as a modified endowment contract, it will always be a modified endowment contract; a contract that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the contract, such as payment of additional Premiums.

When the Policy is Life Insurance that is a Modified Endowment Contract. Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total Premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual Premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent the Cash Value of the policy exceeds, at the time of distribution, the Premiums paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2, disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

When the Policy is Life Insurance that is NOT a Modified Endowment Contract. If the policy is not issued as a modified endowment contract, Nationwide will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in Death Benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. You should carefully consider this potential tax ramification and seek further information before initiating any changes in the terms of the policy.

Distributions from life insurance contracts that are not modified endowment contracts are treated as being (a) from the Premiums paid into the contract, and then (b) from the income in the contract. Because Premium payments are generally nondeductible, distributions not in excess of aggregate Premium payments are generally not includible in income; instead, they reduce the owner's "cost basis" in the contract. In addition, a loan from life insurance contracts that are not modified endowment contracts are not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Contracts that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

--------------------------- ----------------------------------------------------

SURRENDER OF THE POLICY

A total surrender or cancellation of the policy by Lapse or the maturity of the policy on its Maturity Date may have adverse tax consequences. If the amount you receive plus total policy indebtedness exceeds the Premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

--------------------------- ----------------------------------------------------

WITHHOLDING

Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. We will withhold income tax unless you advise us, in writing, of your request not to withhold. If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a contract may be subject to mandatory back-up withholding. Mandatory back-up withholding means we are required to withhold taxes on a distribution at a rate established by Section 3406 of the Code and the recipient cannot elect to receive the entire distribution. Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

     o    the value each year of the life insurance protection provided;

     o    an amount equal to any employer-paid Premiums; or

     o some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants in an employer sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

--------------------------- ----------------------------------------------------

EXCHANGING THE POLICY FOR ANOTHER LIFE INSURANCE POLICY

As described in the section "Surrenders," you ordinarily will pay taxes on amounts that you receive in excess of your Premium payments when you completely surrender the policy. If, however, you exchange the policy for another life insurance policy, a modified endowment contract or an annuity contract, you will not be taxed on the excess amount if the exchange meets the requirements of Code
Section 1035. To meet Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy or contract.

Also, the new policy or contract cannot extend the Maturity Date of the policy or otherwise delay a distribution that would extend when tax would be payable under the policy.

Generally, the new policy or contract will be treated as having the same date of issue and tax basis as the old contract.

-------------------------- -----------------------------------------------------

TAXATION OF DEATH BENEFITS

Federal Income Tax. The death Proceeds payable under a policy generally are excludable from gross income of the beneficiary under Section 101 of the Code. However, if the policy is transferred for valuable consideration, then a portion of the death Proceeds may be includable in the beneficiary's gross income.

Federal Transfer Taxes. When the Insured dies, the Death Benefit will generally be included in such Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary. If the beneficiary is two or more generations younger than the Insured, the payment of the death Proceeds at the death of the Insured may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the death Proceeds and pay them directly to the IRS as the GSTT liability.

-------------------------- -----------------------------------------------------

SPECIAL CONSIDERATIONS FOR CORPORATIONS

Section 264 of the Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the Premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the Death Benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the Cash Surrender Value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

-------------------------- -----------------------------------------------------

Due to the complexity of these rules, and because they are affected by your facts and circumstances, you should consult with legal and tax counsel and other competent advisers regarding these matters.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's Cash Value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. These cases are in various stages of the appellate process. Corporations should consider, in consultation with tax professionals familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.

-------------------------- -----------------------------------------------------

TAXES AND THE VALUE OF YOUR POLICY

A Premium load is assessed on each Premium payment, and their remainder is invested in accordance with your investment allocations. The Premium load partially recovers certain taxes assessed by federal and state taxing authorities. For more information, see "Premium Load (Charge)" at page 33.

For federal income tax purposes, the separate account is not a separate entity from Nationwide Life and Annuity Insurance Company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Sub-Account Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, we do not initially expect to incur any federal income tax liability that would be chargeable to the Units you hold in the separate account. Based upon this expectations, no charge is currently being made against your Units in the separate account for federal income taxes. If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for taxes.

We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of your Units in the separate account.

-------------------------- -----------------------------------------------------

TAX CHANGES

The foregoing discussion, which is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If you, the Insured, the beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death Proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

In 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) was enacted into law. EGTRRA contained numerous changes to the federal income, gift, estate and generation skipping transfer taxes, many of which are not scheduled to become effective until a future date. Among other matters, EGTRRA provides for the repeal of the federal estate and generation skipping transfer taxes after 2009; however, unless Congress and the President enact additional legislation, EGTRRA also provides that all of those changes will "sunset" after 2010, and the estate and generation skipping transfer taxes will be reinstated as if EGTRRA had never been enacted.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice. You should consult your independent legal, tax and/or financial adviser.

--------------------------------------------------------------------------------
                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

We are a stock life insurance company organized under Ohio law. We were established in 1981 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215. We provide long-term savings products by issuing life insurance, annuities and other retirement products.

--------------------------------------------------------------------------------

                        NATIONWIDE VL SEPARATE ACCOUNT-C

--------------------------------------------------------------------------------

ORGANIZATION, REGISTRATION AND OPERATION

Nationwide VL Separate Account-C is a separate account established under Ohio law. We own the assets in this account, and we are obligated to pay all benefits under the policies. We may use the account to support other variable life insurance policies we issue. It is registered with the SEC as a Unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. This registration, however, does not involve the SEC's supervision of this account's management or investment practice or policies.

It is divided into Sub-Accounts that may invest in shares of the available Sub-Account portfolios. We buy and sell the Sub-Account portfolio shares at Net Asset Value. Any dividends and distributions from a Sub-Account portfolio are reinvested at Net Asset Value in shares of that Sub-Account portfolio.

Income, gains, and losses, whether or not realized, from the assets in the account will be credited to, or charged against, the account without regard to our other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the Investment Experience of our other assets. Its assets are held separately from our other assets and are not part of our general account. We may not use the separate account's assets to pay any of our liabilities other than those arising from the policies. If the separate account's assets exceed the required reserves and its other liabilities, we may transfer the excess to our general account. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

If investment in the mutual funds or a particular portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the policy, or for any other reason at our sole discretion, we may substitute another mutual fund or portfolio without your consent. The substituted mutual fund or portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investments of future Premium, or both. We will comply with federal securities laws to effect a substitution. Furthermore, we may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time at our sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

In addition, we reserve the right to make other structural and operational changes affecting this separate account.

WE DO NOT GUARANTEE ANY MONEY YOU PLACE IN THIS SEPARATE ACCOUNT. THE VALUE OF EACH SUB-ACCOUNT WILL INCREASE OR DECREASE, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE CORRESPONDING PORTFOLIO. YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

-------------------------- -----------------------------------------------------

ADDITION, DELETION, OR SUBSTITUTION OF MUTUAL FUNDS

Where permitted by applicable law, we reserve the right to:

     o remove, combine, or add Sub-Accounts and make new Sub-Accounts available to you;

     o substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;

     o    substitute or close Sub-Accounts to allocations;

     o transfer assets supporting the policies from one Sub-Account to another or from the separate account to another separate account;

     o combine the separate account with other separate accounts, and/or create new separate accounts;

     o deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by the law; and

     o modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

-------------------------- -----------------------------------------------------

VOTING RIGHTS

Unless there is a change in existing law, on all matters submitted to shareholders we will vote our portfolio shares attributable to your allocations in a Sub-Account only as you instruct.

Before a vote of a portfolio's shareholders occurs, you will have the right to instruct us based on the number of portfolio shares that corresponds to the amount of policy account value you have in the portfolio (as of a date set by the portfolio). We will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the Cash Value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.

--------------------------------------------------------------------------------
                                LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

Nationwide and its parent company, Nationwide Life Insurance Company ("NLIC") is a party to litigation and arbitration proceedings and inquiries from regulatory bodies in the ordinary course of its business.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named defendants, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting Nationwide 's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against NLIC in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and NLIC is evaluating its merits. NLIC intends to defend this lawsuit vigorously.

On August 15, 2001, NLIC was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that NLIC acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by NLIC and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. NLIC opposed that motion on December 24, 2003. On January 30, 2004, NLIC filed its Revised Memorandum in Support of Summary Judgment and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. NLIC intends to defend this lawsuit vigorously.

On May 1, 2003, a class action was filed against NLIC in the United States District Court for the Eastern District of Louisiana (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. Plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. Plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. NLIC's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

On January 21, 2004, Nationwide was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that Nationwide and/or its affiliated/parent life insurance companies

(1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and Nationwide intends to defend it vigorously.

The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the SEC and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. NLIC has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. NLIC is cooperating with these regulatory agencies and is responding to those information requests.

There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

--------------------------------- ----------------------------------------------

NATIONWIDE INVESTMENT SERVICES CORPORATION

The general distributor, Nationwide Investment
Services Corporation, is not engaged in litigation of a material nature.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The Statement of Additional Information contains financial statements for Nationwide Life and Annuity Insurance Company and of Nationwide VL Separate Account - C. You may obtain the Statement of Additional Information FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus. You should distinguish the financial statements of the company and subsidiaries from the financial statements of the separate account. Please consider the financial statements of the company only as bearing on our ability to meet the obligations under the policy. You should not consider the financial statements of the company and subsidiaries as affecting the investment performance of the assets of the separate account.

--------------------------------------------------------------------------------
                             APPENDIX A: DEFINITIONS
--------------------------------------------------------------------------------

  ATTAINED AGE - The Insured's Issue Age plus the number of full years since the Policy Date.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  CASH SURRENDER VALUE - The policy's Cash Value minus the amount of any loans and minus any outstanding charges.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  CASH VALUE - The amount equal to the Premiums you pay, minus policy charges and any indebtedness, plus the Investment Experience of your policy's investment options.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  CODE - The Internal Revenue Code of 1986, as amended.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  DEATH BENEFIT - The amount we pay to the beneficiary upon the Insured's death, before payment of any unpaid outstanding loan balances or charges.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  GRACE PERIOD - The period in which the Policy is In Force even though a Premium payment is past due.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  HOME OFFICE - Our Home Offices are located at One Nationwide Plaza, Columbus, Ohio 43215.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  IN FORCE - The insurance coverage is in effect.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  INSURED - The person whose life we insure under the policy, and whose death triggers the Death Benefit.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  INVESTMENT EXPERIENCE - The rate of return or performance for investment options.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  LAPSE - The policy terminates without value.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  MATURITY DATE - The policy anniversary on or next following the Insured's 100th birthday.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  NET AMOUNT AT RISK - The policy's Death Benefit (consisting of base and
   Additional Protection Rider coverage) minus the policy's Cash Value.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  NET ASSET VALUE (NAV) - The price of each share of a mutual fund in which a
   Sub-Account portfolio invests. It is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. We use NAV to calculate the value of Units. NAV does not reflect deductions we make for charges we take from Sub-Accounts. Unit values do reflect these deductions.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  NET PREMIUM - Premium after transaction charges, but before any allocation to an investment option.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  POLICY DATA PAGE - The part of the policy that contains more detailed information about the policy; some of which is particular to the owner, the Insured, and the beneficiary.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  POLICY DATE - The date the policy takes effect as shown on the Policy Data
   Page. Policy years and months are measured from this date.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  POLICY PROCEEDS OR PROCEEDS - Policy Proceeds may constitute the Death
   Benefit, or the amount payable if the policy matures or you choose to surrender the policy.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  PREMIUM - The amount of money you pay to begin and continue the policy.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  RIDER - An optional benefit you may purchase under the policy.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SEC - The Securities and Exchange Commission.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SPECIFIED AMOUNT - The dollar amount of insurance the owner selects. The
   Specified Amount consists of the insurance provided under the base portion of the policy and the coverage under the Additional (insurance) Protection Rider. This amount is used in determining the Death Benefit we will pay the beneficiary.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SUB-ACCOUNTS - The record-keeping tool we use to track the investment performance of the mutual funds that are investment options, and the value of your allocations to the investment options, after we deduct transaction fees and periodic charges.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  UNIT - Determines the variable investment part of your policy's Cash Value. It represents your interest in the Sub-Accounts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  US, WE, OUR or the COMPANY - Nationwide Life and Annuity Insurance Company.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  VALUATION PERIOD - The period during which we determine the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of normal trading on the New York Stock Exchange.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  YOU, YOUR or the POLICY OWNER OR OWNER - the person named as the owner in the application, or the person assigned ownership rights.
--------------------------------------------------------------------------------

                                 [OUTSIDE COVER]


To learn more about this policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net Cash Surrender Values, and Cash Values, and to request other information about this policy please call or write to our Service Center at 1-877-351-8808 (TDD:
1-800-238-3035) or write to us at Nationwide Life and Annuity Insurance Company, One Nationwide Plaza, 1-11-08, Columbus, OH 43215-2220.


     The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy. Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

Investment Company Act of 1940 Registration File No. 811-8351.

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                                  (REGISTRANT)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                   (DEPOSITOR)


                          One Nationwide Plaza, 1-11-08
                             Columbus, OH 43215-2220
                                 1-877-351-8808
                            TDD: 1-800-238-3035


                       STATEMENT OF ADDITIONAL INFORMATION

      CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES



     This Statement of Additional Information ("SAI") contains additional information regarding the corporate flexible premium variable universal life insurance policy offered by us, Nationwide Life and Annuity Insurance Company. This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2004 and the prospectuses for the variable investment options available under the policy. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above.

     The date of this Statement of Additional Information is May 1, 2004.

                                TABLE OF CONTENTS

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

NATIONWIDE VL SEPARATE ACCOUNT-C

NATIONWIDE INVESTMENT SERVICES CORPORATION (NISC)

SERVICES

UNDERWRITING PROCEDURE

ILLUSTRATIONS

ADVERTISING

TAX DEFINITION OF LIFE INSURANCE


FINANCIAL STATEMENTS







                                      SAI-1

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY


We are a stock life insurance company organized under the laws of the State of Ohio in 1981 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. We provide life insurance, annuities and retirement products. We are admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Life Insurance Company. All of Nationwide Life Insurance Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $147 billion as of December 31, 2003.


NATIONWIDE VL SEPARATE ACCOUNT-C

Nationwide VL Separate Account-C is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. We established the separate account on July 22, 1997 pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 the SEC does not supervise our management or the management of the variable account. We serve as the custodian of the assets of the variable account.

NATIONWIDE INVESTMENT SERVICES CORPORATION (NISC)

The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. NISC was organized as an Oklahoma corporation in 1981.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD").


We paid no underwriting commissions to NISC for each of the separate account's last three fiscal years.

SERVICES

We have responsibility for administration of the policies and the variable account. We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the variable account. We will maintain a record of all purchases and redemption of shares of the mutual funds. We or our affiliates may have entered into agreements with either the investment adviser or distributor for the mutual funds. The agreements relate to administrative services we or our affiliate furnish and provide for an annual fee based on the average aggregate net assets of the variable account (and our affiliate life insurance company subsidiaries' other separate accounts) invested in particular mutual funds. These fees in no way affect the Net Asset Value of the mutual funds or fees paid by the policy owner.


The financial statements of Nationwide Life and Annuity Insurance Company and Nationwide VL Separate Account-C for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2001 financial statements of Nationwide Life and Annuity Insurance Company refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.



                                     SAI-2

UNDERWRITING PROCEDURE

We underwrite the policies issued through Nationwide VL Separate Account-C. The policy's cost of insurance depends upon the Insured's issue age, risk class, and length of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies are based on the 1980 Commissioners' Standard Ordinary Male Mortality Table, Age Last Birthday aggregated as to tobacco status. Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the guaranteed cost of insurance rate on a standard basis. That is, guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.

The rate class of an Insured may affect the cost of insurance rate. We currently place Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks. The rating class is determined using questionnaires, medical records, and physical exams, depending on the amount of insurance and the attributes of the Insured. On groups, we may underwrite using short-form questionnaires or abbreviated medical evaluations.

If there is an increase in the Specified Amount, the cost of insurance charges for the increased amount will reflect the duration since the increase, rather than the duration since the certificate was originally issued. If Death Benefit Option 1 is in effect and there have been increases in the Specified Amount, then the Cash Value will first be considered a part of the initial Specified Amount. If the Cash Value exceeds the initial Specified Amount, it will then be considered a part of the additional increase in Specified Amount resulting from the increase, in the order of the increase.

ILLUSTRATIONS

Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insured's age and Premium class, the Death Benefits option, face amount, planned periodic Premiums, and Riders requested.

ADVERTISING


Rating Agencies


Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


MONEY MARKET YIELDS

We may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

HISTORICAL PERFORMANCE OF THE SUB-ACCOUNTS

We will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Please note that performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.



                                       SAI-3

TAX DEFINITION OF LIFE INSURANCE

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.

The tables below show the numeric requirements for each test.

 GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST
TABLE OF APPLICABLE PERCENTAGES OF CASH VALUE
-----------------------------------------
  ATTAINED AGE OF    PERCENTAGE OF CASH
  YOUNGER INSURED           VALUE
-----------------------------------------
-----------------------------------------
      0-40                  250%
-----------------------------------------
-----------------------------------------
         41                 243%
-----------------------------------------
-----------------------------------------
         42                 236%
-----------------------------------------
-----------------------------------------
         43                 229%
-----------------------------------------
-----------------------------------------
         44                 222%
-----------------------------------------
-----------------------------------------
         45                 215%
-----------------------------------------
-----------------------------------------
         46                 209%
-----------------------------------------
-----------------------------------------
         47                 203%
-----------------------------------------
-----------------------------------------
         48                 197%
-----------------------------------------
-----------------------------------------
         49                 191%
-----------------------------------------
-----------------------------------------
         50                 185%
-----------------------------------------
-----------------------------------------
         51                 178%
-----------------------------------------
-----------------------------------------
         52                 171%
-----------------------------------------
-----------------------------------------
         53                 164%
-----------------------------------------
-----------------------------------------
         54                 157%
-----------------------------------------
-----------------------------------------
         55                 150%
-----------------------------------------
-----------------------------------------
         56                 146%
-----------------------------------------
-----------------------------------------
         57                 142%
-----------------------------------------
-----------------------------------------
         58                 138%
-----------------------------------------
-----------------------------------------
         59                 134%
-----------------------------------------
-----------------------------------------
         60                 130%
-----------------------------------------
-----------------------------------------
         61                 128%
-----------------------------------------
-----------------------------------------
         62                 126%
-----------------------------------------
-----------------------------------------
         63                 124%
-----------------------------------------
-----------------------------------------
         64                 122%
-----------------------------------------
-----------------------------------------
         65                 120%
-----------------------------------------
-----------------------------------------
         66                 119%
-----------------------------------------
-----------------------------------------
         67                 118%
-----------------------------------------
-----------------------------------------
         68                 117%
-----------------------------------------
-----------------------------------------
         69                 116%
-----------------------------------------
-----------------------------------------
         70                 115%
-----------------------------------------
-----------------------------------------
         71                 113%
-----------------------------------------
-----------------------------------------
         72                 111%
-----------------------------------------
-----------------------------------------
         73                 109%
-----------------------------------------
-----------------------------------------
         74                 107%
-----------------------------------------
-----------------------------------------
         75                 105%
-----------------------------------------
-----------------------------------------
         76                 105%
-----------------------------------------
-----------------------------------------
         77                 105%
-----------------------------------------
-----------------------------------------


                                       SAI-4

-----------------------------------------
  ATTAINED AGE OF    PERCENTAGE OF CASH
  YOUNGER INSURED           VALUE
-----------------------------------------
-----------------------------------------

         78                 105%
-----------------------------------------
-----------------------------------------
         79                 105%
-----------------------------------------
-----------------------------------------
         80                 105%
-----------------------------------------
-----------------------------------------
         81                 105%
-----------------------------------------
-----------------------------------------
         82                 105%
-----------------------------------------
-----------------------------------------
         83                 105%
-----------------------------------------
-----------------------------------------
         84                 105%
-----------------------------------------
-----------------------------------------
         85                 105%
-----------------------------------------
-----------------------------------------
         86                 105%
-----------------------------------------
-----------------------------------------
         87                 105%
-----------------------------------------
-----------------------------------------
         88                 105%
-----------------------------------------
-----------------------------------------
         89                 105%
-----------------------------------------
-----------------------------------------
         90                 105%
-----------------------------------------
-----------------------------------------
         91                 104%
-----------------------------------------
-----------------------------------------
         92                 103%
-----------------------------------------
-----------------------------------------
         93                 102%
-----------------------------------------
-----------------------------------------
         94                 101%
-----------------------------------------
-----------------------------------------
         95                 101%
-----------------------------------------
-----------------------------------------
         96                 101%
-----------------------------------------
-----------------------------------------
         97                 101%
-----------------------------------------
-----------------------------------------
         98                 101%
-----------------------------------------
-----------------------------------------
         99                 101%
-----------------------------------------
-----------------------------------------
        100                 100%
-----------------------------------------

                          Cash Value Accumulation Test

     The Cash Value Accumulation Test also requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single Premiums for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Internal Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single Premiums are then inverted (i.e., multiplied by 1/net single Premium) to give the applicable Cash Value percentages. These Premiums vary with the ages, and risk classifications of the Insureds.

     The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco preferred issue age 55.

----------------------------------------
       POLICY          PERCENTAGE OF
        YEAR             CASH VALUE
----------------------------------------
----------------------------------------
         1                  302%
----------------------------------------
----------------------------------------
         2                  290%
----------------------------------------
----------------------------------------
         3                  279%
----------------------------------------
----------------------------------------
         4                  269%
----------------------------------------
----------------------------------------
         5                  259%
----------------------------------------
----------------------------------------
         6                  249%
----------------------------------------
----------------------------------------
         7                  240%
----------------------------------------
----------------------------------------
         8                  231%
----------------------------------------
----------------------------------------
         9                  223%
----------------------------------------
----------------------------------------
         10                 215%
----------------------------------------
----------------------------------------
         11                 207%
----------------------------------------
----------------------------------------
         12                 200%
----------------------------------------
----------------------------------------
         13                 193%
----------------------------------------
----------------------------------------
         14                 186%
----------------------------------------
----------------------------------------



                                       SAI-5

----------------------------------------
       POLICY          PERCENTAGE OF
        YEAR             CASH VALUE
----------------------------------------
----------------------------------------
         15                 180%
----------------------------------------
----------------------------------------
         16                 174%
----------------------------------------
----------------------------------------
         17                 169%
----------------------------------------
----------------------------------------
         18                 164%
----------------------------------------
----------------------------------------
         19                 159%
----------------------------------------
----------------------------------------
         20                 154%
----------------------------------------
----------------------------------------
         21                 150%
----------------------------------------
----------------------------------------
         22                 146%
----------------------------------------
----------------------------------------
         23                 142%
----------------------------------------
----------------------------------------
         24                 139%
----------------------------------------
----------------------------------------
         25                 136%
----------------------------------------
----------------------------------------
         26                 133%
----------------------------------------
----------------------------------------
         27                 130%
----------------------------------------
----------------------------------------
         28                 127%
----------------------------------------
----------------------------------------
         29                 125%
----------------------------------------
----------------------------------------
         30                 123%
----------------------------------------
----------------------------------------
         31                 121%
----------------------------------------
----------------------------------------
         32                 119%
----------------------------------------
----------------------------------------
         33                 118%
----------------------------------------
----------------------------------------
         34                 116%
----------------------------------------
----------------------------------------
         35                 115%
----------------------------------------
----------------------------------------
         36                 113%
----------------------------------------
----------------------------------------
         37                 112%
----------------------------------------
----------------------------------------
         38                 111%
----------------------------------------
----------------------------------------
         39                 110%
----------------------------------------
----------------------------------------
         40                 108%
----------------------------------------
----------------------------------------
         41                 107%
----------------------------------------
----------------------------------------
         42                 106%
----------------------------------------
----------------------------------------
         43                 104%
----------------------------------------
----------------------------------------
         44                 103%
----------------------------------------
----------------------------------------
         45                 102%
----------------------------------------





                                     SAI-6

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VL Separate Account-C:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-C (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

================================================================================

================================================================================

                        NATIONWIDE VL SEPARATE ACCOUNT-C

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2003

Assets:
   Investments at fair value:
      AIM VIF Basic Value Fund - Series I (AIMBVF)
         383 shares (cost $3,509) ..........................................................   $     4,086
      Alliance VPS Growth & Income Portfolio - Class A (AllGroInc)
         170,430 shares (cost $3,478,892) ..................................................     3,715,367
      American Century VP Balanced Fund - Class I (ACVPBal)
         52,995 shares (cost $308,674) .....................................................       357,187
      American Century VP Capital Appreciation Fund - Class I (ACVPCapAp)
         74,228 shares (cost $444,744) .....................................................       528,505
      American Century VP Income & Growth Fund - Class I (ACVPIncGr)
         1,365,860 shares (cost $8,434,415) ................................................     8,973,701
      American Century VP International Fund - Class I (ACVPInt)
         1,061,776 shares (cost $6,081,317) ................................................     6,827,219
      American Century VP Ultra Fund - Class I (ACVPUltra)
         1,244 shares (cost $10,242) .......................................................        11,416
      American Century VP Value Fund - Class I (ACVPVal)
         597,791 shares (cost $3,818,258) ..................................................     4,656,790
      Baron Capital Asset Trust (BCAT)
         3,093 shares (cost $65,889) .......................................................        66,601
      Comstock GVIT Value Fund - Class I (ComGVITVal)
         6,046 shares (cost $47,153) .......................................................        60,096
      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         32,012 shares (cost $256,886) .....................................................       302,513
      Credit Suisse Trust - International Focus Portfolio (CSIntEq)
         9,837 shares (cost $75,015) .......................................................        87,061
      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         13,697 shares (cost $142,806) .....................................................       165,730
      Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
         124,613 shares (cost $1,451,277) ..................................................     1,719,662
      Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
         42,303 shares (cost $493,270) .....................................................       624,822
      Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares (DryMidCapStk)
         28,521 shares (cost $450,352) .....................................................       451,196
      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         705 shares (cost $8,273) ..........................................................         9,236
      Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares (DrySRGro)
         14,382 shares (cost $272,481) .....................................................       342,159
      Dreyfus Stock Index Fund (DryStkIx)
         1,491,710 shares (cost $40,425,461) ...............................................    42,394,391
      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         78,420 shares (cost $2,367,350) ...................................................     2,699,205
      Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
         35,997 shares (cost $607,233) .....................................................       725,695

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

      Dreyfus VIF - International Value Portfolio - Initial Shares (DryIntVal)
         19,379 shares (cost $217,019) .....................................................   $   262,392
      Federated GVIT High Income Bond Fund - Class I (FGVITHiInc)
         214,161 shares (cost $1,605,935) ..................................................     1,717,574
      Federated Quality Bond Fund II - Primary Shares (FedQualBd)
         276,219 shares (cost $3,236,758) ..................................................     3,270,429
      Fidelity(R)VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
         11,075 shares (cost $193,876) .....................................................       256,717
      Fidelity(R)VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
         278,910 shares (cost $5,364,081) ..................................................     6,445,603
      Fidelity(R)VIP - Growth Portfolio: Initial Class (FidVIPGr)
         148,916 shares (cost $4,172,265) ..................................................     4,622,359
      Fidelity(R)VIP - Growth Portfolio: Service Class (FidVIPGrS)
         572,926 shares (cost $20,430,658) .................................................    17,714,870
      Fidelity(R)VIP - High Income Portfolio: Initial Class (FidVIPHI)
         362,372 shares (cost $2,226,157) ..................................................     2,518,482
      Fidelity(R)VIP - High Income Portfolio: Service Class (FidVIPHIS)
         333,852 shares (cost $2,033,974) ..................................................     2,310,253
      Fidelity(R)VIP - Overseas Portfolio: Initial Class (FidVIPOv)
         103,968 shares (cost $1,456,190) ..................................................     1,620,864
      Fidelity(R)VIP - Overseas Portfolio: Service Class (FidVIPOvS)
         175,139 shares (cost $2,169,464) ..................................................     2,719,906
      Fidelity(R)VIP II - Asset Manager Portfolio: Initial Class (FidVIPAM)
         238,872 shares (cost $3,126,689) ..................................................     3,454,089
      Fidelity(R)VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
         23,174 shares (cost $446,923) .....................................................       536,016
      Fidelity(R)VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
         330,417 shares (cost $6,466,955) ..................................................     7,619,419
      Fidelity(R)VIP III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
         55,844 shares (cost $760,590) .....................................................       841,562
      Fidelity(R)VIP III - Growth Opportunities Portfolio: Service Class (FidVIPGrOPS)
         72,580 shares (cost $967,011) .....................................................     1,093,054
      Franklin Templeton VIT - Templeton Foreign Securities Fund - Class 2 (FTVIPFS)
         92,119 shares (cost $975,432) .....................................................     1,127,532
      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         123 shares (cost $1,147) ..........................................................         1,207
      Gartmore GVIT Global Financial Services Fund - Class I (GVITGIFin)
         53 shares (cost $623) .............................................................           601
      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGITech)
         4,353 shares (cost $16,957) .......................................................        16,149
      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         1,800,582 shares (cost $22,130,555) ...............................................    21,841,062
      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         273,605 shares (cost $2,176,334) ..................................................     2,730,579
      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         165 shares (cost $1,293) ..........................................................         1,730
      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         30,173 shares (cost $295,969) .....................................................       311,389
      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         163 shares (cost $1,423) ..........................................................         1,713
      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         163 shares (cost $1,335) ..........................................................         1,723

      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         162 shares (cost $1,518) ..........................................................   $     1,702
      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         39,214,502 shares (cost $39,214,502) ..............................................    39,214,502
      Gartmore GVIT Money Market Fund - Class V (GVITMyMkt5)
         57,030,854 shares (cost $57,030,854) ..............................................    57,030,854
      Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I (NWGVITStrVal)
         56,870 shares (cost $478,460) .....................................................       568,126
      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         250,147 shares (cost $2,550,296) ..................................................     3,244,404
      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         342,958 shares (cost $3,046,222) ..................................................     3,964,591
      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         333,483 shares (cost $5,917,252) ..................................................     7,246,587
      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         208,986 shares (cost $1,701,936) ..................................................     2,146,285
      Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         111 shares (cost $1,162) ..........................................................         1,195
      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         4,618 shares (cost $30,970) .......................................................        43,039
      Goldman Sachs VIT Mid Cap Value Fund (GSVITMidCap)
         174,089 shares (cost $1,927,227) ..................................................     2,327,576
      J. P. Morgan GVIT Balanced Fund - Class I (JPMorBal)
         330,900 shares (cost $2,876,377) ..................................................     3,103,842
      Janus AS - Balanced Portfolio - Service Shares (JanBal)
         45,300 shares (cost $969,727) .....................................................     1,079,035
      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         70,342 shares (cost $1,298,100) ...................................................     1,454,675
      Janus AS - Global Technology Portfolio - Service Shares (JanGITech)
         243,629 shares (cost $702,543) ....................................................       860,011
      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         27,280 shares (cost $506,359) .....................................................       624,433
      MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)
         227,999 shares (cost $2,112,531) ..................................................     2,248,069
      Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFas)
         15,034 shares (cost $164,562) .....................................................       186,425
      Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
         63,341 shares (cost $567,707) .....................................................       660,016
      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         137,769 shares (cost $1,880,930) ..................................................     1,926,015
      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         620 shares (cost $8,154) ..........................................................         8,189
      Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         338,361 shares (cost $4,617,803) ..................................................     5,187,072
      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         357,688 shares (cost $5,057,733) ..................................................     5,508,400
      One Group(R) IT Mid Cap Growth Portfolio (ONEMidCap)
         44,609 shares (cost $570,066) .....................................................       699,913
      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         167,633 shares (cost $6,499,778) ..................................................     6,153,806
      Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
         82,774 shares (cost $919,913) .....................................................       945,275
      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         256,888 shares (cost $8,723,843) ..................................................     8,914,027

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         65,363 shares (cost $1,193,899) ...................................................   $  1,639,309
      Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class (OppMSGrInc)
         16,019 shares (cost $269,765) .....................................................        307,560
      Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
         44,720 shares (cost $604,124) .....................................................        711,935
      PIMCO VIT Low Duration Portfolio - Administrative Shares (PIMLowDur)
         2,503,308 shares (cost $25,719,554) ...............................................     25,708,975
      PIMCO VIT Real Return Portfolio - Administrative Shares (PIMRealRet)
         75,167 shares (cost $931,453) .....................................................        929,066
      PIMCO VIT Total Return Portfolio - Administrative Shares (PIMTotRet)
         1,732,835 shares (cost $18,072,202) ...............................................     17,952,173
      Pioneer High Yield VCT Portfolio - Class I Shares (PionHY)
         47,349 shares (cost $527,255) .....................................................        542,147
      Royce Capital Fund - Micro Cap (RoyMicro)
         266,073 shares (cost $2,256,528) ..................................................      2,900,192
      Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
         36,941 shares (cost $688,125) .....................................................        792,382
      Strong Opportunity Fund II, Inc. (StOpp2)
         528,790 shares (cost $7,938,693) ..................................................     10,041,727
      Strong VIF - Strong Discovery Fund II (StDisc2)
         17,657 shares (cost $190,491) .....................................................        223,543
      T. Rowe Price Equity Income Portfolio - II (TRPEI2)
         109,584 shares (cost $1,930,757) ..................................................      2,210,306
      T. Rowe Price Mid Cap Growth Portfolio - II (TRPMCG2)
         116,921 shares (cost $1,804,412) ..................................................      2,318,551
      Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)
         192 shares (cost $565) ............................................................            602
      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         1,336 shares (cost $16,536) .......................................................         17,785
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         23,990 shares (cost $197,994) .....................................................        291,480
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         23,745 shares (cost $293,306) .....................................................        353,084
      Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
         42,527 shares (cost $335,978) .....................................................        384,442
      Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
         12,565 shares (cost $90,655) ......................................................        107,056
      Van Kampen UIF - U.S.Real Estate Portfolio (VKUSRealEst)
         171,490 shares (cost $2,186,757) ..................................................      2,671,814
                                                                                               ------------
            Total Investments ..............................................................    383,212,105
   Accounts Receivable .....................................................................         --
                                                                                               ------------
            Total Assets ...................................................................    383,212,105
Accounts Payable ..........................................................................           3,461
                                                                                               ------------
Contract Owners Equity (note 7) ...........................................................    $383,208,644
                                                                                               ============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS
Year Ended December 31, 2003

                                                        Total       AIMBVF   AllGroInc   ACVPBal
                                                    -------------   ------   ---------   -------
Investment activity:
   Reinvested dividends .........................   $   4,518,477       1          --      6,455
   Mortality and expense risk charges (note 3)...        (952,459)     (4)     (1,870)      (667)
                                                    -------------    ----    --------    -------
      Net investment income (loss) ..............       3,566,018      (3)     (1,870)     5,788
                                                    -------------    ----    --------    -------
   Proceeds from mutual fund shares sold ........     217,908,433     324     218,527     37,044
   Cost of mutual fund shares sold ..............    (230,401,912)   (284)   (208,285)   (36,165)
                                                    -------------    ----    --------    -------
      Realized gain (loss) on investments .......     (12,493,479)     40      10,242        879
   Change in unrealized gain (loss)
      on investments ............................      60,899,618     577     236,542     39,911
                                                    -------------    ----    --------    -------
      Net gain (loss) on investments ............      48,406,139     617     246,784     40,790
                                                    -------------    ----    --------    -------
   Reinvested capital gains .....................         387,027      --          --         --
                                                    -------------    ----    --------    -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $  52,359,184     614     244,914     46,578
                                                    =============    ====    ========    =======

                                                    ACVPCapAp    ACVPIncGr     ACVPInt    ACVPUltra
                                                    ---------   ----------   ----------   ---------
Investment activity:
   Reinvested dividends .........................         --       101,782       66,063        --
   Mortality and expense risk charges (note 3)...     (1,092)      (15,226)     (26,990)      (15)
                                                     -------    ----------    ---------     -----
      Net investment income (loss) ..............     (1,092)       86,556       39,073       (15)
                                                     -------    ----------    ---------     -----
   Proceeds from mutual fund shares sold ........     89,543     1,946,907    7,896,441     1,046
   Cost of mutual fund shares sold ..............    (97,901)   (2,384,577)  (9,433,415)     (853)
                                                     -------    ----------   ----------     -----
      Realized gain (loss) on investments .......     (8,358)     (437,670)  (1,536,974)      193
   Change in unrealized gain (loss)
      on investments ............................     88,760     2,351,299    3,330,374     1,174
                                                     -------    ----------   ----------     -----
      Net gain (loss) on investments ............     80,402     1,913,629    1,793,400     1,367
                                                     -------    ----------   ----------     -----
   Reinvested capital gains .....................         --            --           --        --
                                                     -------    ----------   ----------     -----
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     79,310     2,000,185    1,832,473     1,352
                                                     =======    ==========   ==========     =====

                                                      ACVPVal      BCAT     CVSSEP    ComGVITVal
                                                    -----------   -----   ---------   ----------
Investment activity:
   Reinvested dividends .........................   $    76,805     --           --        648
   Mortality and expense risk charges (note 3)...       (17,275)   (13)      (1,154)      (132)
                                                    -----------   ----    ---------     ------
      Net investment income (loss) ..............        59,530    (13)      (1,154)       516
                                                    -----------   ----    ---------     ------

   Proceeds from mutual fund shares sold ........     7,713,161    110    2,897,679      7,000
   Cost of mutual fund shares sold ..............    (7,972,327)  (110)   3,125,496)    (6,408)
                                                    -----------   ----    ---------     ------
      Realized gain (loss) on investments .......      (259,166)    --     (227,817)       592
   Change in unrealized gain (loss)
      on investments ............................     1,788,027    712       78,830     12,724
                                                    -----------   ----    ---------     ------
      Net gain (loss) on investments ............     1,528,861    712     (148,987)    13,316
                                                    -----------   ----    ---------     ------
   Reinvested capital gains .....................            --     --           --         --
                                                    -----------   ----    ---------     ------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ 1,588,391    699     (150,141)    13,832
                                                    ===========   ====    =========     ======

                                                     CSGPVen    CSIntEq    CSLCapV   CSSmCapGr
                                                    --------   --------   --------   ---------
Investment activity:
   Reinvested dividends .........................         --        246      1,114          --
   Mortality and expense risk charges (note 3)...     (1,061)      (238)      (423)     (2,143)
                                                    --------   --------   --------    --------
      Net investment income (loss) ..............     (1,061)         8        691      (2,143)
                                                    --------   --------   --------    --------

   Proceeds from mutual fund shares sold ........    846,817    905,974    159,802     280,873
   Cost of mutual fund shares sold ..............   (734,421)  (876,596)  (206,387)   (191,056)
                                                    --------   --------   --------    --------
      Realized gain (loss) on investments .......    112,396     29,378    (46,585)     89,817
   Change in unrealized gain (loss)
      on investments ............................     69,511      9,837     75,199     244,757
                                                    --------   --------   --------    --------
      Net gain (loss) on investments ............    181,907     39,215     28,614     334,574
                                                    --------   --------   --------    --------
   Reinvested capital gains .....................         --         --         --          --
                                                    --------   --------   --------    --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    180,846     39,223     29,305     332,431
                                                    ========   ========   ========    ========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                    DryMidCapIx   DryMidCapStk   DrySmCapIxS   DrySRGro
                                                    -----------   ------------   -----------   --------
Investment activity:
   Reinvested dividends .........................   $     3,421        1,062             14         348
   Mortality and expense risk charges (note 3) ..        (2,125)        (114)          (120)       (782)
                                                    -----------     --------       --------     -------
      Net investment income (loss) ..............         1,296          948           (106)       (434)
                                                    -----------     --------       --------     -------

   Proceeds from mutual fund shares sold ........     1,039,566      115,370        423,603      60,171
   Cost of mutual fund shares sold ..............    (1,059,054)    (108,666)      (436,404)    (63,452)
                                                    -----------     --------       --------     -------
      Realized gain (loss) on investments .......       (19,488)       6,704        (12,801)     (3,281)
   Change in unrealized gain (loss)
      on investments ............................       255,804          844            963      74,901
                                                    -----------     --------       --------     -------
      Net gain (loss) on investments ............       236,316        7,548        (11,838)     71,620
                                                    -----------     --------       --------     -------
   Reinvested capital gains .....................             4           --             46          --
                                                    -----------     --------       --------     -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $   237,616        8,496        (11,898)     71,186
                                                    ===========     ========       ========     =======

                                                      DryStkIx     DryVIFApp   DryVIFGrInc   DryIntVal
                                                    -----------   ----------   -----------   ---------
Investment activity:
   Reinvested dividends .........................       507,327       34,843        4,248       2,102
   Mortality and expense risk charges (note 3) ..       (85,192)     (12,716)      (1,219)       (340)
                                                    -----------   ----------     --------      ------
      Net investment income (loss) ..............       422,135       22,127        3,029       1,762
                                                    -----------   ----------     --------      ------

   Proceeds from mutual fund shares sold ........     7,614,065    4,830,181      111,292       4,126
   Cost of mutual fund shares sold ..............   (10,220,554)  (5,272,478)    (110,040)     (3,491)
                                                    -----------   ----------     --------      ------
      Realized gain (loss) on investments .......    (2,606,489)    (442,297)       1,252         635
   Change in unrealized gain (loss)
      on investments ............................    10,819,143    1,213,972      108,111      45,372
                                                    -----------   ----------     --------      ------
      Net gain (loss) on investments ............     8,212,654      771,675      109,363      46,007
                                                    -----------   ----------     --------      ------
   Reinvested capital gains .....................            --           --           --          --
                                                    -----------   ----------     --------      ------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     8,634,789      793,802      112,392      47,769
                                                    ===========   ==========     ========      ======

                                                    FGVITHiInc    FedQualBd   FidVIPEI    FidVIPEIS
                                                    ----------   ----------   --------   ----------
Investment activity:
   Reinvested dividends .........................    $ 118,932      102,808      2,156       57,412
   Mortality and expense risk charges (note 3) ..       (4,606)      (7,675)      (500)     (15,506)
                                                     ---------   ----------    -------   ----------
      Net investment income (loss) ..............      114,326       95,133      1,656       41,906
                                                     ---------   ----------    -------   ----------

   Proceeds from mutual fund shares sold ........      959,251    1,506,401     65,856    1,740,194
   Cost of mutual fund shares sold ..............     (931,706)  (1,446,684)   (57,454)  (2,032,616)
                                                     ---------   ----------    -------   ----------
      Realized gain (loss) on investments .......       27,545       59,717      8,402     (292,422)
                                                     ---------   ----------    -------   ----------
   Change in unrealized gain (loss)
      on investments ............................      162,510      (26,158)    52,780    1,686,703
                                                     ---------   ----------    -------   ----------
      Net gain (loss) on investments ............      190,055       33,559     61,182    1,394,281
                                                     ---------   ----------    -------   ----------
   Reinvested capital gains .....................           --           --         --           --
                                                     ---------   ----------    -------   ----------
   Net increase (decrease) in contract owners'
      equity resulting from operations ..........    $ 304,381      128,692     62,838    1,436,187
                                                     =========   ==========    =======   ==========

                                                     FidVIPGr     FidVIPGrS   FidVIPHI    FidVIPHIS
                                                    ----------   ----------   --------   ----------
Investment activity:
   Reinvested dividends .........................       11,556       30,410    104,321      204,410
   Mortality and expense risk charges (note 3) ..      (10,969)     (30,711)    (4,344)      (7,246)
                                                    ----------   ----------   --------   ----------
      Net investment income (loss) ..............          587         (301)    99,977      197,164
                                                    ----------   ----------   --------   ----------
   Proceeds from mutual fund shares sold ........    2,338,836    1,949,800    763,527    2,560,155
   Cost of mutual fund shares sold ..............   (3,067,701)  (3,809,198)  (690,133)  (2,467,605)
                                                    ----------   ----------   --------   ----------
      Realized gain (loss) on investments .......     (728,865)  (1,859,398)    73,394       92,550
                                                    ----------   ----------   --------   ----------
   Change in unrealized gain (loss)
      on investments ............................    2,021,527    6,205,534    228,450      274,223
                                                    ----------   ----------   --------   ----------
      Net gain (loss) on investments ............    1,292,662    4,346,136    301,844      366,773
                                                    ----------   ----------   --------   ----------
   Reinvested capital gains .....................           --           --         --           --
                                                    ----------   ----------   --------   ----------
   Net increase (decrease) in contract owners'
      equity resulting from operations ..........    1,293,249    4,345,835    401,821      563,937
                                                    ==========   ==========   ========   ==========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                    FidVIPOv    FidVIPOvS   FidVIPAM   FidVIPCon
                                                    --------   ----------   --------   ---------
Investment activity:
   Reinvested dividends .........................   $  3,512       21,306    106,015       1,262
   Mortality and expense risk charges (note 3) ..     (1,615)      (7,456)    (7,789)       (928)
                                                    --------   ----------   --------    --------
      Net investment income (loss) ..............      1,897       13,850     98,226         334
                                                    --------   ----------   --------    --------
   Proceeds from mutual fund shares sold ........     47,494    2,283,033    253,207     245,997
   Cost of mutual fund shares sold ..............    (59,907)  (3,019,599)  (274,203)   (234,736)
                                                    --------   ----------   --------    --------
      Realized gain (loss) on investments .......    (12,413)    (736,566)   (20,996)     11,261
   Change in unrealized gain (loss)
      on investments ............................    250,477    1,627,578    433,269      88,176
                                                    --------   ----------   --------    --------
      Net gain (loss) on investments ............    238,064      891,012    412,273      99,437
                                                    --------   ----------   --------    --------
   Reinvested capital gains .....................         --           --         --          --
                                                    --------   ----------   --------    --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $239,961      904,862    510,499      99,771
                                                    ========   ==========   ========    ========

                                                    FidVIPConS   FidVIPGrOp   FidVIPGrOPS   FidVIPValStS
                                                    ----------   ----------   -----------   ------------
Investment activity:
   Reinvested dividends .........................       20,255        8,599        6,804            --
   Mortality and expense risk charges (note 3) ..      (16,799)      (2,458)      (2,947)         (135)
                                                    ----------   ----------     --------      --------
      Net investment income (loss) ..............        3,456        6,141        3,857          (135)
                                                    ----------   ----------     --------      --------
   Proceeds from mutual fund shares sold ........    3,322,931    1,543,931      446,542       332,715
   Cost of mutual fund shares sold ..............   (4,079,578)  (1,571,139)    (580,315)     (352,835)
                                                    ----------   ----------     --------      --------
      Realized gain (loss) on investments .......     (756,647)     (27,208)    (133,773)      (20,120)
   Change in unrealized gain (loss)
      on investments ............................    2,197,581      252,689      374,378        (1,822)
                                                    ----------   ----------     --------      --------
      Net gain (loss) on investments ............    1,440,934      225,481      240,605       (21,942)
                                                    ----------   ----------     --------      --------
   Reinvested capital gains .....................           --           --           --            --
                                                    ----------   ----------     --------      --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    1,444,390      231,622      244,462       (22,077)
                                                    ==========   ==========     ========      ========

                                                     FTVIPFS   GVITEmMrkts   GVITGIFin   GVITGITech
                                                    --------   -----------   ---------   ----------
Investment activity:
   Reinvested dividends .........................   $  5,677           --         2             --
   Mortality and expense risk charges (note 3) ..     (1,464)         (19)       --           (600)
                                                    --------     --------       ---       --------
      Net investment income (loss) ..............      4,213          (19)        2           (600)
                                                    --------     --------       ---       --------
   Proceeds from mutual fund shares sold ........     18,780      107,954         8        495,749
   Cost of mutual fund shares sold ..............    (16,713)    (105,304)       (8)      (402,821)
                                                    --------     --------       ---       --------
      Realized gain (loss) on investments .......      2,067        2,650        --         92,928
   Change in unrealized gain (loss)
      on investments ............................    152,100           60       (22)        39,269
                                                    --------     --------       ---       --------
      Net gain (loss) on investments ............    154,167        2,710       (22)       132,197
                                                    --------     --------       ---       --------
   Reinvested capital gains .....................         --           --        54             --
                                                    --------     --------       ---       --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $158,380        2,691        34        131,597
                                                    ========     ========       ===       ========

                                                    GVITGlUtl    GVITGvtBd    GVITGrowth   GVITIDAgg
                                                    ---------   -----------   ----------   ---------
Investment activity:
   Reinvested dividends .........................       --        1,315,120         403         21
   Mortality and expense risk charges (note 3) ..       --         (126,407)     (6,628)        (3)
                                                       ---      -----------    --------       ----
      Net investment income (loss) ..............       --        1,188,713      (6,225)        18
                                                       ---      -----------    --------       ----
   Proceeds from mutual fund shares sold ........       98       65,945,448     776,777        902
   Cost of mutual fund shares sold ..............      (97)     (64,841,641)   (855,730)      (881)
                                                       ---      -----------    --------       ----
      Realized gain (loss) on investments .......        1        1,103,807     (78,953)        21
   Change in unrealized gain (loss)
      on investments ............................       --       (1,480,356)    731,053        437
                                                       ---      -----------    --------       ----
      Net gain (loss) on investments ............        1         (376,549)    652,100        458
                                                       ---      -----------    --------       ----
   Reinvested capital gains .....................       --           64,400          --         19
                                                       ---      -----------    --------       ----
      Net increase (decrease) in contract owners'
         equity resulting from operations .......        1          876,564     645,875        495
                                                       ===      ===========    ========       ====

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                           GVITIDCon   GVITIDMod   GVITIDModAgg   GVITIDModCon
                                                           ---------   ---------   ------------   ------------
Investment activity:
   Reinvested dividends ................................    $ 7,145        28            22             33
   Mortality and expense risk charges (note 3) .........       (594)       (3)           (3)            (3)
                                                            -------      ----          ----           ----
      Net investment income (loss) .....................      6,551        25            19             30
                                                            -------      ----          ----           ----

   Proceeds from mutual fund shares sold ...............      4,446       794           847            853
   Cost of mutual fund shares sold .....................     (4,321)     (789)         (836)          (845)
                                                            -------      ----          ----           ----
      Realized gain (loss) on investments ..............        125         5            11              8
   Change in unrealized gain (loss) on investments .....     15,420       290           388            183
                                                            -------      ----          ----           ----
      Net gain (loss) on investments ...................     15,545       295           399            191
                                                            -------      ----          ----           ----
   Reinvested capital gains ............................      1,172         1            --              3
                                                            -------      ----          ----           ----
      Net increase (decrease) in contract owners's
         equity resulting from operations ..............    $23,268       321           418            224
                                                            =======      ====          ====           ====

                                                           GVITIntGro    GVITMyMkt     GVITMyMkt5   NWGVITStrVal
                                                           ----------   -----------   -----------   ------------
Investment activity:
   Reinvested dividends ................................          --        248,429       392,410          166
   Mortality and expense risk charges (note 3) .........        (105)       (93,485)     (147,744)      (1,192)
                                                            --------     ----------   -----------      -------
      Net investment income (loss) .....................        (105)       154,944       244,666       (1,026)
                                                            --------     ----------   -----------      -------

   Proceeds from mutual fund shares sold ...............     276,551      7,996,284    34,305,176       61,279
   Cost of mutual fund shares sold .....................    (257,693)    (7,996,284)  (34,305,176)     (79,418)
                                                            --------     ----------   -----------      -------
      Realized gain (loss) on investments ..............      18,858             --            --      (18,139)
   Change in unrealized gain (loss) on investments .....          --             --            --      176,351
                                                            --------     ----------   -----------      -------
      Net gain (loss) on investments ...................      18,858             --            --      158,212
                                                            --------     ----------   -----------      -------
   Reinvested capital gains ............................          --             --            --           --
                                                            --------     ----------   -----------      -------
      Net increase (decrease) in contract owners' equity
         resulting from operations .....................      18,753        154,944       244,666      157,186
                                                            ========     ==========   ===========      =======

                                                           GVITSmCapGr   GVITSmCapVal   GVITSmComp    GVITTotRt
                                                           -----------   ------------   ----------   ----------
Investment activity:
   Reinvested dividends ................................    $      --             26            --       24,161
   Mortality and expense risk charges (note 3) .........       (6,895)       (12,413)      (22,437)     (15,485)
                                                            ---------     ----------    ----------   ----------
      Net investment income (loss) .....................       (6,895)       (12,387)      (22,437)       8,676
                                                            ---------     ----------    ----------   ----------

   Proceeds from mutual fund shares sold ...............      811,923      4,820,475     4,859,830    5,826,747
   Cost of mutual fund shares sold .....................     (853,937)    (5,212,037)   (5,084,331)  (5,827,561)
                                                            ---------     ----------    ----------   ----------
      Realized gain (loss) on investments ..............      (42,014)      (391,562)     (224,501)        (814)
   Change in unrealized gain (loss) on investments .....      855,697      2,488,398     2,796,515      867,733
                                                            ---------     ----------    ----------   ----------
      Net gain (loss) on investments ...................      813,683      2,096,836     2,572,014      866,919
                                                            ---------     ----------    ----------   ----------
   Reinvested capital gains ............................           --             --            --           --
                                                            ---------     ----------    ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..............    $ 806,788      2,084,449     2,549,577      875,595
                                                            =========     ==========    ==========   ==========

                                                           GVITUSGro   GVITWLead   GSVITMidCap    JPMorBal
                                                           ---------   ---------   -----------   ----------
Investment activity:
   Reinvested dividends ................................       --            --       17,921         33,583
   Mortality and expense risk charges (note 3) .........       (1)         (135)      (6,198)        (4,194)
                                                              ---       -------      -------     ----------
      Net investment income (loss) .....................       (1)         (135)      11,723         29,389
                                                              ---       -------      -------     ----------

   Proceeds from mutual fund shares sold ...............       54        84,351       46,025        955,632
   Cost of mutual fund shares sold .....................      (53)      (85,101)     (42,871)    (1,042,105)
                                                              ---       -------      -------     ----------
      Realized gain (loss) on investments ..............        1          (750)       3,154        (86,473)
   Change in unrealized gain (loss) on investments .....       34        15,082      400,349        342,500
                                                              ---       -------      -------     ----------
      Net gain (loss) on investments ...................       35        14,332      403,503        256,027
                                                              ---       -------      -------     ----------
   Reinvested capital gains ............................       79            --       23,524             --
                                                              ---       -------      -------     ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..............      113        14,197      438,750        285,416
                                                              ===       =======      =======     ==========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                            JanBal     JanCapAp    JanGITech    JanIntGro
                                                           --------   ----------   ---------   ----------
Investment activity:
   Reinvested dividends ................................   $ 18,449        2,562         --         7,559
   Mortality and expense risk charges (note 3) .........     (2,380)      (3,195)    (2,190)       (2,447)
                                                           --------   ----------   --------    ----------
      Net investment income (loss) .....................     16,069         (633)    (2,190)        5,112
                                                           --------   ----------   --------    ----------

   Proceeds from mutual fund shares sold ...............     21,221    1,839,859    526,714     1,048,449
   Cost of mutual fund shares sold .....................    (20,426)  (2,167,716)  (618,577)   (1,163,089)
                                                           --------   ----------   --------    ----------
      Realized gain (loss) on investments ..............        795     (327,857)   (91,863)     (114,640)
   Change in unrealized gain (loss) on investments .....    113,758      446,779    419,523       299,723
                                                           --------   ----------   --------    ----------
      Net gain (loss) on investments ...................    114,553      118,922    327,660       185,083
                                                           --------   ----------   --------    ----------
   Reinvested capital gains ............................         --           --         --            --
                                                           --------   ----------   --------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ...........   $130,622      118,289    325,470       190,195
                                                           ========   ==========   ========    ==========

                                                           MGVITMultiSec   NBAMTFas   NBAMTGro   NBAMTGuard
                                                           -------------   --------   --------   ----------
Investment activity:
   Reinvested dividends ................................      124,122            --         --      13,831
   Mortality and expense risk charges (note 3) .........       (6,680)         (381)      (840)     (3,326)
                                                             --------      --------    -------    --------
      Net investment income (loss) .....................      117,442          (381)      (840)     10,505
                                                             --------      --------    -------    --------

   Proceeds from mutual fund shares sold ...............      641,398       610,084     37,559     388,974
   Cost of mutual fund shares sold .....................     (621,787)     (603,909)   (29,379)   (494,700)
                                                             --------      --------    -------    --------
      Realized gain (loss) on investments ..............       19,611         6,175      8,180    (105,726)
   Change in unrealized gain (loss) on investments .....      117,271        21,863     81,810     566,224
                                                             --------      --------    -------    --------
      Net gain (loss) on investments ...................      136,882        28,038     89,990     460,498
                                                             --------      --------    -------    --------
   Reinvested capital gains ............................           --            87         --          --
                                                             --------      --------    -------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations ...........      254,324        27,744     89,150     471,003
                                                             ========      ========    =======    ========

                                                           NBAMTLMat    NBAMTMCGr   NBAMTPart   ONEMidCap
                                                           ---------   ----------   ---------   ---------
Investment activity
   Reinvested dividends ................................   $  11,903           --          --         --
   Mortality and expense risk charges (note 3) .........        (749)      (7,344)     (9,352)    (2,064)
                                                           ---------   ----------   ---------    -------
      Net investment income (loss) .....................      11,154       (7,344)     (9,352)    (2,064)
                                                           ---------   ----------   ---------    -------

   Proceeds from mutual fund shares sold ...............     465,081    1,139,331     362,907     82,303
   Cost of mutual fund shares sold .....................    (465,030)  (1,328,542)   (438,565)   (80,888)
                                                           ---------   ----------   ---------    -------
      Realized gain (loss) on investments ..............          51     (189,211)    (75,658)     1,415
   Change in unrealized gain (loss) on investments .....      (4,668)     771,579   1,167,877    129,846
                                                           ---------   ----------   ---------    -------
      Net gain (loss) on investments ...................      (4,617)     582,368   1,092,219    131,261
                                                           ---------   ----------   ---------    -------
   Reinvested capital gains ............................          --           --          --         --
                                                           ---------   ----------   ---------    -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ...........   $   6,537      575,024   1,082,867    129,197
                                                           =========   ==========   =========    =======

                                                            OppAggGro    OppBdFd     OppCapAp     OppGlSec
                                                           ----------   ---------   ----------   ----------
Investment activity:
   Reinvested dividends ................................           --      70,184       36,003       12,820
   Mortality and expense risk charges (note 3) .........      (12,256)     (2,966)     (21,969)      (5,253)
                                                           ----------    --------   ----------   ----------
      Net investment income (loss) .....................      (12,256)     67,218       14,034        7,567
                                                           ----------    --------   ----------   ----------

   Proceeds from mutual fund shares sold ...............    1,712,472     472,200    3,419,764    1,532,659
   Cost of mutual fund shares sold .....................   (2,412,222)   (461,445)  (4,809,269)  (1,350,520)
                                                           ----------    --------   ----------   ----------
      Realized gain (loss) on investments ..............     (699,750)     10,755   (1,389,505)     182,139
   Change in unrealized gain (loss) on investments .....    2,021,578      (4,539)   3,798,618      488,131
                                                           ----------    --------   ----------   ----------
      Net gain (loss) on investments ...................    1,321,828       6,216    2,409,113      670,270
                                                           ----------    --------   ----------   ----------
   Reinvested capital gains ............................           --          --           --           --
                                                           ----------    --------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ...........    1,309,572      73,434    2,423,147      677,837
                                                           ==========    ========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                     OppMSGrInc   OppMultStr   PIMLowDur   PIMRealRet
                                                    -----------   ----------   ---------   ----------
Investment activity:
   Reinvested dividends .........................    $   2,111       12,675     109,322        21,254
   Mortality and expense risk charges (note 3)...         (830)      (1,187)    (20,108)       (3,054)
                                                     ---------     --------    --------    ----------
      Net investment income (loss) ..............        1,281       11,488      89,214        18,200
                                                     ---------     --------    --------    ----------

   Proceeds from mutual fund shares sold ........      357,970      111,332     198,554     2,373,833
   Cost of mutual fund shares sold ..............     (401,418)    (103,247)   (197,838)   (2,355,298)
                                                     ---------     --------    --------    ----------
      Realized gain (loss) on investments .......      (43,448)       8,085         716        18,535
   Change in unrealized gain (loss)
      on investments ............................       93,699       86,162     (13,411)       (2,386)
                                                     ---------     --------    --------    ----------
      Net gain (loss) on investments ............       50,251       94,247     (12,695)       16,149
                                                     ---------     --------    --------    ----------
   Reinvested capital gains .....................           --           --      29,389        25,140
                                                     ---------     --------    --------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ..........................    $  51,532      105,735     105,908        59,489
                                                     =========     ========    ========    ==========

                                                     PIMTotRet     PionHY     RoyMicro   SGVITMdCpGr
                                                    ----------   ----------   --------   -----------
Investment activity:
   Reinvested dividends .........................      356,959       37,086        --           --
   Mortality and expense risk charges (note 3)...      (52,196)      (1,289)   (4,756)      (1,503)
                                                    ----------   ----------   -------     --------
      Net investment income (loss) ..............      304,763       35,797    (4,756)      (1,503)
                                                    ----------   ----------   -------     --------

   Proceeds from mutual fund shares sold ........    5,343,293    1,201,796   125,572      188,478
   Cost of mutual fund shares sold ..............   (5,324,805)  (1,073,216)  (95,307)    (262,356)
                                                    ----------   ----------   -------     --------
      Realized gain (loss) on investments .......       18,488      128,580    30,265      (73,878)
   Change in unrealized gain (loss)
      on investments ............................     (120,029)      14,892   637,808      251,221
                                                    ----------   ----------   -------     --------
      Net gain (loss) on investments ............     (101,541)     143,472   668,073      177,343
                                                    ----------   ----------   -------     --------
   Reinvested capital gains .....................      135,468           --   107,641           --
                                                    ----------   ----------   -------     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ..........................      338,690      179,269   770,958      175,840
                                                    ==========   ==========   =======     ========

                                                       StOpp2     StDisc2   StIntStk2    TRPEI2
                                                    -----------   -------   ---------   --------
Investment activity:
   Reinvested dividends .........................   $     6,714        --         70      21,655
   Mortality and expense risk charges (note 3)...       (26,243)     (291)        (2)     (4,816)
                                                    -----------   -------     ------    --------
      Net investment income (loss) ..............       (19,529)     (291)        68      16,839
                                                    -----------   -------     ------    --------

   Proceeds from mutual fund shares sold ........     4,386,683    19,619      4,138     375,681
   Cost of mutual fund shares sold ..............    (5,218,551)  (14,645)    (4,191)   (341,938)
                                                    -----------   -------     ------    --------
      Realized gain (loss) on investments .......      (831,868)    4,974        (53)     33,743
   Change in unrealized gain (loss)
      on investments ............................     3,711,990    32,539       (192)    279,549
                                                    -----------   -------     ------    --------
      Net gain (loss) on investments ............     2,880,122    37,513       (245)    313,292
                                                    -----------   -------     ------    --------
   Reinvested capital gains .....................            --        --         --          --
                                                    -----------   -------     ------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ..........................   $ 2,860,593    37,222       (177)    330,131
                                                    ===========   =======     ======    ========

                                                     TRPMCG2   TurnGVITGro   VEWrldBd   VEWrldEMkt
                                                    --------   -----------   --------   ----------
Investment activity:
   Reinvested dividends .........................         --        --           535          302
   Mortality and expense risk charges (note 3)...     (5,156)       --           (97)        (835)
                                                    --------       ---       -------     --------
      Net investment income (loss) ..............     (5,156)       --           438         (533)
                                                    --------       ---       -------     --------

   Proceeds from mutual fund shares sold ........    751,315        59        84,695      359,846
   Cost of mutual fund shares sold ..............   (570,903)      (58)      (81,779)    (327,493)
                                                    --------       ---       -------     --------
      Realized gain (loss) on investments .......    180,412         1         2,916       32,353
   Change in unrealized gain (loss)
      on investments ............................    511,011        37          (314)      97,555
                                                    --------       ---       -------     --------
      Net gain (loss) on investments ............    691,423        38         2,602      129,908
                                                    --------       ---       -------     --------
   Reinvested capital gains .....................         --        --            --           --
                                                    --------       ---       -------     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ..........................    686,267        38         3,040      129,375
                                                    ========       ===       =======     ========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                    VEWrldHAs    VKEmMkt   VKMidCapG   VKUSRealEst
                                                    ---------   --------   ---------   -----------
Investment activity:
   Reinvested dividends .........................   $     977         --         --            --
   Mortality and expense risk charges (note 3)...        (574)    (1,597)      (212)       (5,718)
                                                    ---------   --------   --------    ----------
      Net investment income (loss) ..............         403     (1,597)      (212)       (5,718)
                                                    ---------   --------   --------    ----------

   Proceeds from mutual fund shares sold ........     495,028    513,457    420,233     1,339,401
   Cost of mutual fund shares sold ..............    (487,201)  (432,324)  (412,534)   (1,390,364)
                                                    ---------   --------   --------    ----------
      Realized gain (loss) on investments .......       7,827     81,133      7,699       (50,963)
   Change in unrealized gain (loss)
      on investments ............................      55,668     55,823     29,885       666,018
                                                    ---------   --------   --------    ----------
      Net gain (loss) on investments ............      63,495    136,956     37,584       615,055
                                                    ---------   --------   --------    ----------
   Reinvested capital gains .....................          --         --         --            --
                                                    ---------   --------   --------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ..........................   $  63,898    135,359     37,372       609,337
                                                    =========   ========   ========    ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2003 and 2002

                                                           Total                AIMBVF         AllVGroInc             ACVPBal
                                                --------------------------   ------------   -----------------   ------------------
                                                    2003           2002       2003   2002      2003      2002     2003      2002
                                                ------------   -----------   -----   ----   ---------   -----   -------   --------
Investment activity:
   Net investment income (loss) .............   $  3,566,018     5,878,872      (3)    --      (1,870)     --     5,788     14,933
   Realized gain (loss) on investments ......    (12,493,479)  (38,707,171)     40     --      10,242      --       879    (78,392)
   Change in unrealized gain (loss)
      on investments ........................     60,899,618   (15,963,010)    577     --     236,542     (67)   39,911      1,259
   Reinvested capital gains .................        387,027     1,540,964      --     --          --      --        --         --
                                                ------------   -----------   -----    ---   ---------   -----   -------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     52,359,184   (47,250,345)    614     --     244,914     (67)   46,578    (62,200)
                                                ------------   -----------   -----    ---   ---------   -----   -------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............     23,342,950    63,399,489   2,165     --         188      --       (78)   162,137
   Transfers between funds ..................             --            --   1,471     --   3,479,771   1,956    92,670   (272,150)
   Surrenders (note 6) ......................    (38,769,687)  (60,265,530)    (67)    --          --      --        --   (171,111)
   Death benefits (note 4) ..................       (552,052)     (509,893)     --     --      (1,306)     --        --     (3,335)
   Net policy repayments (loans) (note 5) ...           (849)           --      --     --          --      --        --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................     (7,846,978)   (9,461,350)   (104)    --     (10,087)      4   (10,553)   (16,887)
                                                ------------   -----------   -----    ---   ---------   -----   -------   --------
         Net equity transactions ............    (23,826,616)   (6,837,284)  3,465     --   3,468,566   1,960    82,039   (301,346)
                                                ------------   -----------   -----    ---   ---------   -----   -------   --------

Net change in contract owners' equity .......     28,532,568   (54,087,629)  4,079     --   3,713,480   1,893   128,617   (363,546)
Contract owners' equity beginning
   of period ................................    354,676,076   408,763,705      --     --       1,893      --   228,561    592,107
                                                ------------   -----------   -----    ---   ---------   -----   -------   --------
Contract owners' equity end of period .......   $383,208,644   354,676,076   4,079     --   3,715,373   1,893   357,178    228,561
                                                ============   ===========   =====    ===   =========   =====   =======   ========

CHANGES IN UNITS:
   Beginning units ..........................     36,867,893    38,088,234      --     --         189      --    25,913     60,611
                                                ------------   -----------   -----    ---   ---------   -----   -------   --------
   Units purchased ..........................     22,247,075    36,704,181     383     --     281,409     189    15,557     76,772
   Units redeemed ...........................    (23,104,462)  (37,924,522)    (72)    --        (920)     --    (7,510)  (111,470)
                                                ------------   -----------   -----    ---   ---------   -----   -------   --------
   Ending units .............................     36,010,506    36,867,893     311     --     280,678     189    33,960     25,913
                                                ============   ===========   =====    ===   =========   =====   =======   ========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    ACVPCapAp             ACVPIncGr               ACVPInt            ACVPUltra
                                               ------------------  ---------------------  -----------------------  ------------
                                                 2003      2002       2003       2002        2003         2002      2003   2002
                                               --------  --------  ---------  ----------  ----------  -----------  ------  ----
Investment activity:
   Net investment income (loss) .............  $ (1,092)   (2,196)    86,556      45,094      39,073       74,676     (15)   --
   Realized gain (loss) on investments ......    (8,358) (249,251)  (437,670)   (482,990) (1,536,974)  (6,325,256)    193    --
   Change in unrealized gain (loss)
      on investments ........................    88,760    72,172  2,351,299  (1,433,473)  3,330,374    2,100,932   1,174    --
   Reinvested capital gains .................        --        --         --          --          --           --      --    --
                                               --------  --------  ---------  ----------  ----------  -----------  ------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    79,310  (179,275) 2,000,185  (1,871,369)  1,832,473   (4,149,648)  1,352    --
                                               --------  --------  ---------  ----------  ----------  -----------  ------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............       (72)   80,961    276,644   3,547,290     236,844    3,048,341   3,802    --
   Transfers between funds ..................    88,018   142,544   (131,550)   (969,228) (5,418,950)  (7,515,482)  6,716    --
   Surrenders (note 6) ......................        --  (438,246)  (515,138)         --    (193,479)  (1,124,408)   (231)   --
   Death benefits (note 4) ..................        --    (2,448)   (14,016)    (11,949)    (18,142)     (11,216)     --    --
   Net policy repayments (loans) (note 5) ...        --        --         --          --          --           --      --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................   (13,248)  (17,868)  (124,319)   (148,720)   (147,068)    (341,979)   (227)   --
                                               --------  --------  ---------  ----------  ----------  -----------  ------   ---
         Net equity transactions ............    74,698  (235,057)  (508,379)  2,417,393  (5,540,795)  (5,944,744) 10,060    --
                                               --------  --------  ---------  ----------  ----------  -----------  ------   ---

Net change in contract owners' equity .......   154,008  (414,332) 1,491,806     546,024  (3,708,322) (10,094,392) 11,412    --
Contract owners' equity beginning
   of period ................................   374,492   788,824  7,481,822   6,935,798  10,535,512   20,629,904      --    --
                                               --------  --------  ---------  ----------  ----------  -----------  ------   ---
Contract owners' equity end of period .......   528,500   374,492  8,973,628   7,481,822   6,827,190   10,535,512  11,412    --
                                               ========  ========  =========  ==========  ==========  ===========  ======   ===

CHANGES IN UNITS:
   Beginning units ..........................    42,060    71,775    933,307     690,257   1,419,968    2,210,557      --    --
                                               --------  --------  ---------  ----------  ----------  -----------  ------   ---
   Units purchased ..........................    24,759    81,803    357,333     567,796     287,800      695,821   1,415    --
   Units redeemed ...........................   (18,404) (111,518)  (423,534)   (324,746)   (967,410)  (1,486,410)   (273)   --
                                               --------  --------  ---------  ----------  ----------  -----------  ------   ---
   Ending units .............................    48,415    42,060    867,106     933,307     740,358    1,419,968   1,142    --
                                               ========  ========  =========  ==========  ==========  ===========  ======   ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      ACVPVal                BCAT                CVSSEP              ComGVITVal
                                             ------------------------   -------------   ----------------------   -----------------
                                                 2003         2002       2003    2002      2003         2002      2003      2002
                                             -----------   ----------   ------   ----   ----------   ---------   ------   --------
Investment activity:
   Net investment income (loss)...........   $    59,530       43,050      (13)    --       (1,154)       (933)     516      1,745
   Realized gain (loss) on investments....      (259,166)    (129,120)      --     --     (227,817)        (48)     592    (98,434)
   Change in unrealized gain (loss)
      on investments......................     1,788,027   (1,627,865)     712     --       78,830     (78,830)  12,724     19,308
   Reinvested capital gains...............            --      453,115       --     --           --          --       --         --
                                             -----------   ----------   ------    ---   ----------   ---------   ------   --------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations........     1,588,391   (1,260,820)     699     --     (150,141)    (79,811)  13,832    (77,381)
                                             -----------   ----------   ------    ---   ----------   ---------   ------   --------
Equity transactions:
   Purchase payments received from
      contract owners (note 6)............       195,237      849,176       --     --      236,508          --    2,645     13,865
   Transfers between funds................    (4,381,462)   2,037,332   65,999     --   (3,088,584)  3,091,541   10,015   (158,523)
   Surrenders (note 6)....................      (998,714)    (330,249)     (97)    --           --          --       --    (67,507)
   Death benefits (note 4)................            --       (3,820)      --     --           --          --       --     (1,019)
   Net policy repayments (loans)
      (note 5)............................            --           --       --     --           --          --       --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)...................      (179,372)    (240,457)       2     --         (269)     (9,244)  (1,705)    (9,074)
                                             -----------   ----------   ------    ---   ----------   ---------   ------   --------
         Net equity transactions..........    (5,364,311)   2,311,982   65,904     --   (2,852,345)  3,082,297   10,955   (222,258)
                                             -----------   ----------   ------    ---   ----------   ---------   ------   --------

Net change in contract owners' equity.....    (3,775,920)   1,051,162   66,603     --   (3,002,486)  3,002,486   24,787   (299,639)
Contract owners' equity beginning
   of period..............................     8,432,581    7,381,419       --     --    3,002,486          --   35,308    334,947
                                             -----------   ----------   ------    ---   ----------   ---------   ------   --------
Contract owners' equity end of period.....   $ 4,656,661    8,432,581   66,603     --           --   3,002,486   60,095     35,308
                                             ===========   ==========   ======    ===   ==========   =========   ======   ========
CHANGES IN UNITS:
   Beginning units........................       787,711      602,664       --     --      292,051          --    4,863     34,435
                                             -----------   ----------   ------    ---   ----------   ---------   ------   --------
   Units purchased........................       154,781      701,777    5,305     --          749     292,051    5,731      3,567
   Units redeemed.........................      (604,976)    (516,730)     (10)    --     (292,800)         --   (4,310)   (33,139)
                                             -----------   ----------   ------    ---   ----------   ---------   ------   --------
   Ending units...........................       337,516      787,711    5,295     --           --     292,051    6,284      4,863
                                             ===========   ==========   ======    ===   ==========   =========   ======   ========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      CSGPVen             CSIntEq             CSLCapV             CSSmCapGr
                                               --------------------  -----------------  -----------------  ---------------------
                                                  2003       2002      2003     2002      2003      2002      2003       2002
                                               ---------  ---------  -------  --------  --------  -------  ---------  ----------
Investment activity:
   Net investment income (loss) .............  $  (1,061)    (1,818)       8      (924)      691    1,880     (2,143)    (11,274)
   Realized gain (loss) on investments ......    112,396   (215,307)  29,378   (18,477)  (46,585)  (8,880)    89,817  (1,767,511)
   Change in unrealized gain (loss)
      on investments ........................     69,511     10,436    9,837      (330)   75,199  (54,098)   244,757      99,740
   Reinvested capital gains .................         --         --       --        --        --       --         --          --
                                               ---------  ---------  -------  --------  --------  -------  ---------  ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ..........    180,846   (206,689)  39,223   (19,731)   29,305  (61,098)   332,431  (1,679,045)
                                               ---------  ---------  -------  --------  --------  -------  ---------  ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............     (5,005)    23,873    5,243   (89,065)   26,208   46,109     63,048     236,391
   Transfers between funds ..................   (132,271)   138,677    4,011        --   (50,777) 146,676    883,755     (42,410)
   Surrenders (note 6) ......................    (29,330)  (153,184) (33,953)  (30,981)  (66,516)      --         --  (3,566,304)
   Death benefits (note 4) ..................         --     (1,709)      --      (981)       --     (172)        --      (1,386)
   Net policy repayments (loans) (note 5) ...         --         --       --        --        --       --         --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................    (11,447)   (12,816) (11,721)   43,477    (3,915)  (4,798)   (36,972)    (83,720)
                                               ---------  ---------  -------  --------  --------  -------  ---------  ----------
         Net equity transactions ............   (178,053)    (5,159) (36,420)  (77,550)  (95,000) 187,815    909,831  (3,457,429)
                                               ---------  ---------  -------  --------  --------  -------  ---------  ----------

Net change in contract owners' equity .......     2,793   (211,848)   2,803   (97,281)  (65,695)  126,717  1,242,262  (5,136,474)
Contract owners' equity beginning
   of period ................................    299,720    511,568   84,164   181,445   231,423  104,706    477,398   5,613,872
                                               ---------  ---------  -------  --------  --------  -------  ---------  ----------
Contract owners' equity end of period .......  $ 302,513    299,720   86,967    84,164   165,728  231,423  1,719,660     477,398
                                               =========  =========  =======  ========  ========  =======  =========  ==========
CHANGES IN UNITS:
   Beginning units ..........................     53,748     60,385   13,536    23,360    26,190    9,126     80,161     623,977
                                               ---------  ---------  -------  --------  --------  -------  ---------  ----------
   Units purchased ..........................     23,297     79,363   13,131    91,295     8,743   38,986    139,865     416,658
   Units redeemed ...........................    (40,335)   (86,000) (16,169) (101,119)  (19,934) (21,922)   (25,297)   (960,474)
                                               ---------  ---------  -------  --------  --------  -------  ---------  ----------
   Ending units .............................     36,710     53,748   10,498    13,536    14,999   26,190    194,729      80,161
                                               =========  =========  =======  ========  ========  =======  =========  ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                       DryMidCapIx           DryEuroEq       DryMidCapStk      DrySmCapIxS
                                                  ---------------------   ---------------   --------------   --------------
                                                     2003        2002      2003     2002     2003     2002     2003    2002
                                                  ---------   ---------   -----   -------   -------   ----   -------   ----
Investment activity:
   Net investment income (loss) ...............   $   1,296        (341)    --       (195)      948    --       (106)   --
   Realized gain (loss) on investments ........     (19,488)    (92,155)    --    (18,903)    6,704    --    (12,801)   --
   Change in unrealized gain (loss) on
      investments .............................     255,804    (148,539)    --        194       844    --        963    --
   Reinvested capital gains ...................           4       7,781     --         --        --    --         46    --
                                                  ---------   ---------    ---    -------   -------   ---    -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     237,616    (233,254)    --    (18,904)    8,496    --    (11,898)   --
                                                  ---------   ---------    ---    -------   -------   ---    -------   ---
Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................     135,989      77,813     --      1,110    (6,420)   --       (157)   --
   Transfers between funds ....................    (353,438)    (35,360)    --     15,568   449,258    --     23,230    --
   Surrenders (note 6) ........................     (51,607)   (359,321)    --         --       (98)   --         --    --
   Death benefits (note 4) ....................        (399)     (1,991)    --         --        --    --         --    --
   Net policy repayments (loans) (note 5)......          --          --     --         --        --    --         --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (15,631)    (29,094)    --     (1,095)      (35)   --     (1,942)   --
                                                  ---------   ---------    ---    -------   -------   ---    -------   ---
         Net equity transactions ..............    (285,086)   (347,953)    --     15,583   442,705    --     21,131    --
                                                  ---------   ---------    ---    -------   -------   ---    -------   ---

Net change in contract owners' equity .........     (47,470)   (581,207)    --     (3,321)  451,201    --      9,233    --
Contract owners' equity beginning of period ...     672,291   1,253,498     --      3,321        --    --         --    --
                                                  ---------   ---------    ---    -------   -------   ---    -------   ---
Contract owners' equity end of period .........   $ 624,821     672,291     --         --   451,201    --      9,233    --
                                                  =========   =========    ===    =======   =======   ===    =======   ===

CHANGES IN UNITS:
   Beginning units ............................      59,532      93,948     --        368        --    --         --    --
                                                  ---------   ---------    ---    -------   -------   ---    -------   ---
   Units purchased ............................      33,258      65,934     --     16,124    34,450    --      8,699    --
   Units redeemed .............................     (51,743)   (100,350)    --    (16,492)      (13)   --     (7,820)   --
                                                  ---------   ---------    ---    -------   -------   ---    -------   ---
   Ending units ...............................      41,047      59,532     --         --    34,437    --        879    --
                                                  =========   =========    ===    =======   =======   ===    =======   ===

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  DrySRGro               DryStkIx                DryVIFApp           DryVIFGrInc
                                             ------------------  -----------------------  ----------------------  -----------------
                                               2003      2002       2003         2002        2003        2002       2003     2002
                                             --------  --------  ----------  -----------  ----------  ----------  -------  --------
Investment activity:
   Net investment income (loss) ..........   $   (434)     (497)    422,135      376,422      22,127      33,097    3,029     1,711
   Realized gain (loss) on investments ...     (3,281) (165,654) (2,606,489)  (9,331,760)   (442,297) (2,232,103)   1,252  (183,493)
   Change in unrealized gain (loss)
      on investments .....................     74,901    38,281  10,819,143   (2,037,905)  1,213,972     113,572  108,111    (2,931)
   Reinvested capital gains ..............         --        --          --           --          --          --       --        --
                                             --------  --------  ----------  -----------  ----------  ----------  -------  --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     71,186  (127,870)  8,634,789  (10,993,243)    793,802  (2,085,434) 112,392  (184,713)
                                             --------  --------  ----------  -----------  ----------  ----------  -------  --------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........     13,910    30,408   2,766,689    7,833,246     502,673     832,320     (951)   20,288
   Transfers between funds ...............     (2,950)  (89,635)  4,944,020   (5,094,505) (3,460,833)    662,105  156,717    87,272
   Surrenders (note 6) ...................    (21,435)       --  (1,890,428) (10,889,837)   (592,692) (8,288,157)      --  (252,773)
   Death benefits (note 4) ...............         --      (933)    (22,462)     (60,450)     (1,499)     (4,202)      --      (799)
   Net policy repayments (loans)
      (note 5) ...........................         --        --     183,582           --          --          --  183,582        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..................     (7,770)   (9,866)   (818,996)  (1,066,290)   (119,590)   (253,167) (16,066)  (21,838)
                                             --------  --------  ----------  -----------  ----------  ----------  -------  --------
         Net equity transactions .........    (18,245)  (70,026)  5,162,405   (9,277,836) (3,671,941) (7,051,101) 323,282  (167,850)
                                             --------  --------  ----------  -----------  ----------  ----------  -------  --------
Net change in contract owners' equity ....     52,941  (197,896) 13,797,194  (20,271,079) (2,878,139) (9,136,535) 435,674  (352,563)
Contract owners' equity beginning of
   period ................................    289,222   487,118  28,602,045   48,873,124   5,577,208  14,713,743  290,019   642,582
                                             --------  --------  ----------  -----------  ----------  ----------  -------  --------
   Contract owners' equity end of
      period .............................   $342,163   289,222  42,399,239   28,602,045   2,699,069   5,577,208  725,693   290,019
                                             ========  ========  ==========  ===========  ==========  ==========  =======  ========

CHANGES IN UNITS:
   Beginning units .......................     41,194    49,368   3,662,912    4,709,891     611,476   1,344,510   40,612    67,090
                                             --------  --------  ----------  -----------  ----------  ----------  -------  --------
   Units purchased .......................     11,494    38,713   1,865,324    3,517,549     156,383   1,005,374   51,438   119,588
   Units redeemed ........................    (13,974)  (46,887) (1,314,544)  (4,564,528)   (523,338) (1,738,408) (11,602) (146,066)
                                             --------  --------  ----------  -----------  ----------  ----------  -------  --------
   Ending units ..........................     38,714    41,194   4,213,692    3,662,912     244,521     611,476   80,448    40,612
                                             ========  ========  ==========  ===========  ==========  ==========  =======  ========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                DryIntVal             FGVITHiInc               FedQualBd              FidVIPEI
                                             ---------------   ----------------------   ---------------------   ------------------
                                               2003     2002      2003        2002         2003        2002       2003      2002
                                             --------   ----   ---------   ----------   ---------   ---------   -------   --------
Investment activity:
   Net investment income (loss) ..........   $  1,762    --      114,326       93,366      95,133      38,932     1,656      3,624
   Realized gain (loss) on investments ...        635    --       27,545      (75,541)     59,717      59,225     8,402    (84,883)
   Change in unrealized gain (loss)
      on investments .....................     45,372    --      162,510       53,546     (26,158)     39,538    52,780     (5,615)
   Reinvested capital gains ..............         --    --           --           --          --      16,725        --      6,307
                                             --------   ---    ---------   ----------   ---------   ---------   -------   --------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .......     47,769    --      304,381       71,371     128,692     154,420    62,838    (80,567)
                                             --------   ---    ---------   ----------   ---------   ---------   -------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........         41    --      188,261      413,881     215,633      45,279    28,918     17,731
   Transfers between funds ...............    216,383    --      396,251   (1,464,679)  1,353,803     758,200    78,787    (78,617)
   Surrenders (note 6) ...................         --    --      (86,402)          --    (219,125)    (43,659)  (10,255)  (232,748)
   Death benefits (note 4) ...............         --    --       (1,143)          --      (1,788)     (3,607)       --       (708)
   Net policy repayments (loans)
      (note 5) ...........................         --    --           --           --          --          --        --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..................     (1,801)   --      (38,606)     (46,066)    (83,907)    (55,391)   (3,854)    (8,660)
                                             --------   ---    ---------   ----------   ---------   ---------   -------   --------
         Net equity transactions .........    214,623    --      458,361   (1,096,864)  1,264,616     700,822    93,596   (303,002)
                                             --------   ---    ---------   ----------   ---------   ---------   -------   --------

Net change in contract owners' equity ....    262,392    --      762,742   (1,025,493)  1,393,308     855,242   156,434   (383,569)
Contract owners' equity beginning
   of period .............................         --    --      954,848    1,980,341   1,877,120   1,021,878   100,281    483,850
                                             --------   ---    ---------   ----------   ---------   ---------   -------   --------
Contract owners' equity end of period ....   $262,392    --    1,717,590      954,848   3,270,428   1,877,120   256,715    100,281
                                             ========   ===    =========   ==========   =========   =========   =======   ========

CHANGES IN UNITS:
   Beginning units .......................         --    --       94,589      202,186     147,567      87,721    12,619     50,510
                                             --------   ---    ---------   ----------   ---------   ---------   -------   --------
   Units purchased .......................     40,914    --      126,940       72,279     173,220     280,193    14,781     28,820
   Units redeemed ........................    (20,461)   --      (82,490)    (179,876)    (74,921)   (220,347)   (2,555)   (66,711)
                                             --------   ---    ---------   ----------   ---------   ---------   -------   --------
   Ending units ..........................     20,453    --      139,039       94,589     245,866     147,567    24,845     12,619
                                             ========   ===    =========   ==========   =========   =========   =======   ========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     FidVIPEIS                 FidVIPGr
                                             -----------------------   ----------------------
                                                 2003        2002        2003         2002
                                             ----------   ----------   ---------   ----------
Investment activity:
   Net investment income (loss) ..........   $   41,906       45,690         587         (522)
   Realized gain (loss) on investments ...     (292,422)    (487,817)   (728,865)    (756,821)
   Change in unrealized gain (loss)
      on investments .....................    1,686,703     (880,156)  2,021,527   (1,251,260)
   Reinvested capital gains ..............           --       89,393          --           --
                                             ----------   ----------   ---------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .......    1,436,187   (1,232,890)  1,293,249   (2,008,603)
                                             ----------   ----------   ---------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........      268,388      320,409      87,161      151,801
   Transfers between funds ...............    1,189,281    1,156,512    (754,585)    (252,396)
   Surrenders (note 6) ...................     (143,559)          --     (83,468)    (449,922)
   Death benefits (note 4) ...............       (8,548)      (2,187)         --       (1,809)
   Net policy repayments (loans)
      (note 5) ...........................           --           --     183,582           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..................     (129,202)    (135,765)   (110,729)    (123,556)
                                             ----------   ----------   ---------   ----------
         Net equity transactions .........    1,176,360    1,338,969    (678,039)    (675,882)
                                             ----------   ----------   ---------   ----------

Net change in contract owners' equity ....    2,612,547      106,079     615,210   (2,684,485)
Contract owners' equity beginning
   of period .............................    3,833,430    3,727,351   4,007,154    6,691,639
                                             ----------   ----------   ---------   ----------
Contract owners' equity end of period ....   $6,445,977    3,833,430   4,622,364    4,007,154
                                             ==========   ==========   =========   ==========
CHANGES IN UNITS:
   Beginning units .......................      432,799      348,625     670,852      782,177
                                             ----------   ----------   ---------   ----------
   Units purchased .......................      236,910      485,719      45,919      818,450
   Units redeemed ........................     (109,412)    (401,545)   (132,845)    (929,775)
                                             ----------   ----------   ---------   ----------
   Ending units ..........................      560,297      432,799     583,926      670,852
                                             ==========   ==========   =========   ==========

                                                    FidVIPGrS                FidVIPHI
                                             -----------------------   ----------------------
                                                2003         2002         2003         2002
                                             ----------   ----------   ---------   ----------
Investment activity:
   Net investment income (loss) ..........         (301)     (21,355)     99,977      214,164
   Realized gain (loss) on investments ...   (1,859,398)  (1,574,319)     73,394     (520,589)
   Change in unrealized gain (loss)
      on investments .....................    6,205,534   (4,469,066)    228,450      281,904
   Reinvested capital gains ..............           --           --          --           --
                                             ----------   ----------   ---------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .......    4,345,835   (6,064,740)    401,821      (24,521)
                                             ----------   ----------   ---------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........      314,212    4,570,364         361          479
   Transfers between funds ...............       41,352     (212,070)    629,499      705,473
   Surrenders (note 6) ...................     (955,955)     (64,018)         --   (1,313,120)
   Death benefits (note 4) ...............       (8,685)     (16,042)         --         (370)
   Net policy repayments (loans)
      (note 5) ...........................           --           --          --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..................     (262,383)    (305,842)    (34,802)     (34,872)
                                             ----------   ----------   ---------   ----------
         Net equity transactions .........     (871,459)   3,972,392     595,058     (642,410)
                                             ----------   ----------   ---------   ----------

Net change in contract owners' equity ....    3,474,376   (2,092,348)    996,879     (666,931)
Contract owners' equity beginning
   of period .............................   14,240,330   16,332,678   1,521,604    2,188,535
                                             ----------   ----------   ---------   ----------
Contract owners' equity end of period ....   17,714,706   14,240,330   2,518,483    1,521,604
                                             ==========   ==========   =========   ==========
CHANGES IN UNITS:
   Beginning units .......................    1,951,492    1,545,524     167,303      248,600
                                             ----------   ----------   ---------   ----------
   Units purchased .......................      693,111      602,369      63,730      242,204
   Units redeemed ........................     (806,306)    (196,401)    (12,939)    (323,501)
                                             ----------   ----------   ---------   ----------
   Ending units ..........................    1,838,297    1,951,492     218,094      167,303
                                             ==========   ==========   =========   ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    FidVIPHIS                 FidVIPOv
                                             ----------------------   ----------------------
                                                2003         2002        2003        2002
                                             ----------   ---------   ---------   ----------
Investment activity:
   Net investment income (loss) ..........   $  197,164     147,221       1,897       12,307
   Realized gain (loss) on investments ...       92,550    (196,970)    (12,413)    (619,027)
   Change in unrealized gain (loss)
      on investments .....................      274,223     106,150     250,477      310,753
   Reinvested capital gains ..............           --          --          --           --
                                             ----------   ---------   ---------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .......      563,937      56,401     239,961     (295,967)
                                             ----------   ---------   ---------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........      306,510     509,475      35,428       91,928
   Transfers between funds ...............     (199,985)  1,250,961     999,283      240,325
   Surrenders (note 6) ...................     (993,747)    (69,723)    (28,727)  (2,201,276)
   Death benefits (note 4) ...............       (4,595)     (1,298)         --       (4,541)
   Net policy repayments (loans)
      (note 5) ...........................           --          --          --           --
   Redemptions to pay cost of insurance
      charges and administration
      charges (notes 2b and 2c) ..........      (91,011)   (102,176)    (12,358)     (38,746)
                                             ----------   ---------   ---------   ----------
         Net equity transactions .........     (982,828)  1,587,239     993,626   (1,912,310)
                                             ----------   ---------   ---------   ----------

Net change in contract owners' equity ....     (418,891)  1,643,640   1,233,587   (2,208,277)
Contract owners' equity beginning
   of period .............................    2,729,146   1,085,506     387,282    2,595,559
                                             ----------   ---------   ---------   ----------
Contract owners' equity end of period ....   $2,310,255   2,729,146   1,620,869      387,282
                                             ==========   =========   =========   ==========

CHANGES IN UNITS:
   Beginning units .......................      401,989     165,596      61,653      329,072
                                             ----------   ---------   ---------   ----------
   Units purchased .......................      115,224     529,927     125,345      239,079
   Units redeemed ........................     (249,103)   (293,534)     (6,569)    (506,498)
                                             ----------   ---------   ---------   ----------
   Ending units ..........................      268,110     401,989     180,429       61,653
                                             ==========   =========   =========   ==========

                                                    FidVIPOvS                FidVIPAM
                                             ----------------------   ----------------------
                                                2003         2002       2003         2002
                                             ----------   ---------   ---------   ----------
Investment activity:
   Net investment income (loss) ..........       13,850      11,608      98,226      329,361
   Realized gain (loss) on investments ...     (736,566)   (300,416)    (20,996)  (1,188,802)
   Change in unrealized gain (loss)
      on investments .....................    1,627,578    (548,641)    433,269      (90,138)
   Reinvested capital gains ..............           --          --          --           --
                                             ----------   ---------   ---------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .......      904,862    (837,449)    510,499     (949,579)
                                             ----------   ---------   ---------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........      336,075     804,162      12,049      127,676
   Transfers between funds ...............     (555,854)    175,112     459,568      620,125
   Surrenders (note 6) ...................     (957,734)   (272,158)         --   (6,124,837)
   Death benefits (note 4) ...............       (2,049)       (373)         --       (3,587)
   Net policy repayments (loans)
      (note 5) ...........................           --          --          --           --
   Redemptions to pay cost of insurance
      charges and administration
      charges (notes 2b and 2c) ..........      (85,728)   (164,144)    (95,961)    (142,353)
                                             ----------   ---------   ---------   ----------
         Net equity transactions .........   (1,265,290)    542,599     375,656   (5,522,976)
                                             ----------   ---------   ---------   ----------

Net change in contract owners' equity ....     (360,428)   (294,850)    886,155   (6,472,555)
Contract owners' equity beginning
   of period .............................    3,080,319   3,375,169   2,567,935    9,040,490
                                             ----------   ---------   ---------   ----------
Contract owners' equity end of period ....    2,719,891   3,080,319   3,454,090    2,567,935
                                             ==========   =========   =========   ==========

CHANGES IN UNITS:
   Beginning units .......................      454,474     396,195     289,913      930,387
                                             ----------   ---------   ---------   ----------
   Units purchased .......................      222,524     311,158      78,753      714,872
   Units redeemed ........................     (396,836)   (252,879)    (37,382)  (1,355,346)
                                             ----------   ---------   ---------   ----------
   Ending units ..........................      280,162     454,474     331,284      289,913
                                             ==========   =========   =========   ==========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  FidVIPCon             FidVIPConS          FidVIPGrOp           FidVIPGrOPS
                                            -------------------  ---------------------  ------------------  --------------------
                                              2003       2002       2003        2002      2003      2002       2003       2002
                                            --------  ---------  ----------  ---------  --------  --------  ---------  ---------
Investment activity
   Net investment income (loss) ..........  $    334      5,462       3,456     20,503     6,141     7,666      3,857      5,119
   Realized gain (loss) on investments ...    11,261   (103,877)   (756,647)  (420,783)  (27,208)  (48,878)  (133,773)  (190,391)
   Change in unrealized gain (loss)
      on investments .....................    88,176     14,877   2,197,581   (182,776)  252,689  (137,098)   374,378    (62,429)
   Reinvested capital gains ..............        --         --          --         --        --        --         --         --
                                            --------  ---------  ----------  ---------  --------  --------  ---------  ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .......    99,771    (83,538)  1,444,390   (583,056)  231,622  (178,310)   244,462   (247,701)
                                            --------  ---------  ----------  ---------  --------  --------  ---------  ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........    12,179      1,230   1,140,655  1,667,609    17,478       809     16,818     29,604
   Transfers between funds ...............   (34,160)  (282,481)    755,522   (527,572) (231,580)  197,270   (178,650)  (624,905)
   Surrenders (note 6) ...................        --   (585,597) (1,160,274)  (268,751)       --   (59,919)   (71,456)        --
   Death benefits (note 4) ...............        --     (1,815)     (4,605)    (1,255)       --        --         --    (22,530)
   Net policy repayments (loans)
      (note 5) ...........................   183,582         --          --         --        --        --         --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .. ...............   (19,026)   (35,329)   (135,374)  (236,329)  (30,858)  (20,986)   (43,946)   (44,468)
                                            --------  ---------  ----------  ---------  --------  --------  ---------  ---------
         Net equity transactions .........   142,575   (903,992)    595,924    633,702  (244,960)  117,174   (277,234)  (662,299)
                                            --------  ---------  ----------  ---------  --------  --------  ---------  ---------

Net change in contract owners' equity ....   242,346   (987,530)  2,040,314     50,646   (13,338)  (61,136)   (32,772)  (910,000)
Contract owners' equity beginning
   of period .............................   293,663  1,281,193   5,579,129  5,528,483   854,898   916,034  1,125,794  2,035,794
                                            --------  ---------  ----------  ---------  --------  --------  ---------  ---------
Contract owners' equity end of period ....  $536,009    293,663   7,619,443  5,579,129   841,560   854,898  1,093,022  1,125,794
                                            ========  =========  ==========  =========  ========  ========  =========  =========

CHANGES IN UNITS:
   Beginning units .......................    35,930    141,885     542,502    486,210   123,821   103,589    176,094    248,120
                                            --------  ---------  ----------  ---------  --------  --------  ---------  ---------
   Units purchased .......................    26,496    101,801     490,187    340,386        --   147,319    100,135     51,462
   Units redeemed ........................   (11,274)  (207,756)   (456,350)  (284,094)  (29,733) (127,087)  (144,527)  (123,488)
                                            --------  ---------  ----------  ---------  --------  --------  ---------  ---------
   Ending units ..........................    51,152     35,930     576,339    542,502    94,088   123,821    131,702    176,094
                                            ========  =========  ==========  =========  ========  ========  =========  =========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                FidVIPValStS          FTVIPFS         GVITEmMrkts      GVITGIFin
                                             -----------------   ----------------   ---------------   -----------
                                               2003      2002       2003     2002    2003     2002    2003   2002
                                             --------   ------   ---------   ----   ------   ------   ----   ----
Investment activity:
   Net investment income (loss) ..........   $   (135)     (47)      4,213     --      (19)      --      2     --
   Realized gain (loss) on investments ...    (20,120)      33       2,067     --    2,650       67     --     --
   Change in unrealized gain (loss)
      on investments .....................     (1,822)   1,822     152,100     --       60       --    (22)    --
   Reinvested capital gains ..............         --       --          --     --       --       --     54     --
                                             --------   ------   ---------    ---   ------   ------    ---    ---
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .......    (22,077)   1,808     158,380     --    2,691       67     34     --
                                             --------   ------   ---------    ---   ------   ------    ---    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........         --       --       1,846     --       --    4,295     --     --
   Transfers between funds ...............     35,327   27,136     975,631     --   (1,130)  (4,355)   567     --
   Surrenders (note 6) ...................    (39,100)      --      (1,023)    --     (101)      --     --     --
   Death benefits (note 4) ...............         --       --          --     --       --       --     --     --
   Net policy repayments
      (loans) (note 5) ...................         --       --          --     --       --       --     --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..................     (2,370)    (724)     (7,291)    --      950       (7)    (3)    --
                                             --------   ------   ---------    ---   ------   ------    ---    ---
         Net equity transactions .........     (6,143)  26,412     969,163     --     (281)     (67)   564     --
                                             --------   ------   ---------    ---   ------   ------    ---    ---

Net change in contract owners' equity ....    (28,220)  28,220   1,127,543     --    2,410       --    598     --
Contract owners' equity beginning
   of period .............................     28,220       --          --     --       --       --     --     --
                                             --------   ------   ---------    ---   ------   ------    ---    ---
Contract owners' equity end of period ....   $     --   28,220   1,127,543     --    2,410       --    598     --
                                             ========   ======   =========    ===   ======   ======    ===    ===
CHANGES IN UNITS:
   Beginning units .......................      3,768       --          --     --       --       --     --     --
                                             --------   ------   ---------    ---   ------   ------    ---    ---
   Units purchased .......................     19,439    3,867     109,276     --      284      491     49     --
   Units redeemed ........................    (23,207)     (99)    (18,983)    --      (74)    (491)    --     --
                                             --------   ------   ---------    ---   ------   ------    ---    ---
   Ending units ..........................         --    3,768      90,293     --      210       --     49     --
                                             ========   ======   =========    ===   ======   ======    ===    ===

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  GVITGITech        GVITGlUtl            GVITGvtBd               GVITGrowth
                                             -------------------   -----------   ------------------------   ----------------------
                                                2003       2002    2003   2002      2003          2002         2003        2002
                                             ---------   -------   ----   ----   -----------   ----------   ---------   ----------
Investment activity:
   Net investment income (loss) ..........   $    (600)      (51)    --     --     1,188,713    2,830,895      (6,225)      (4,992)
   Realized gain (loss) on investments ...      92,928        (7)     1     --     1,103,807    1,583,209     (78,953)  (1,012,331)
   Change in unrealized gain (loss)
      on investments .....................      39,269   (40,076)    --     --    (1,480,356)   1,617,021     731,053      509,235
   Reinvested capital gains ..............          --        --     --     --        64,400      596,999          --           --
                                             ---------   -------    ---    ---   -----------   ----------   ---------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .......     131,597   (40,134)     1     --       876,564    6,628,124     645,875     (508,088)
                                             ---------   -------    ---    ---   -----------   ----------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........        (682)       --     --     --     1,650,107    7,416,403     175,148      352,369
   Transfers between funds ...............    (317,280)  248,357     97     --   (35,490,377)   4,445,216   1,274,964     (876,631)
   Surrenders (note 6) ...................          --        --    (98)    --   (20,809,450)  (3,437,645)    (52,314)    (540,704)
   Death benefits (note 4) ...............          --        --     --     --       (52,931)     (91,823)     (6,258)      (1,205)
   Net policy repayments (loans) (note 5)           --        --     --     --            --           --          --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..................      (5,712)       (1)    --     --      (932,660)  (1,443,726)    (38,755)     (58,392)
                                             ---------   -------    ---    ---   -----------   ----------   ---------   ----------
         Net equity transactions .........    (323,674)  248,356     (1)    --   (55,635,311)   6,888,425   1,352,785   (1,124,563)
                                             ---------   -------    ---    ---   -----------   ----------   ---------   ----------

Net change in contract owners' equity ....    (192,077)  208,222     --     --   (54,758,747)  13,516,549   1,998,660   (1,632,651)
Contract owners' equity beginning
   of period .............................     208,222        --     --     --    76,599,775   63,083,226     731,914    2,364,565
                                             ---------   -------    ---    ---   -----------   ----------   ---------   ----------
Contract owners' equity end of period ....   $  16,145   208,222     --     --    21,841,028   76,599,775   2,730,574      731,914
                                             =========   =======    ===    ===   ===========   ==========   =========   ==========
CHANGES IN UNITS:
   Beginning units .......................     106,277        --     --     --     5,570,936    5,107,172     168,510      388,409
                                             ---------   -------    ---    ---   -----------   ----------   ---------   ----------
   Units purchased .......................      26,053   106,277     11     --       965,811    3,658,602     412,787      175,108
   Units redeemed ........................    (127,013)       --    (11)    --    (4,972,400)  (3,194,838)   (104,631)    (395,007)
                                             ---------   -------    ---    ---   -----------   ----------   ---------   ----------
   Ending units ..........................       5,317   106,277     --     --     1,564,347    5,570,936     476,666      168,510
                                             =========   =======    ===    ===   ===========   ==========   =========   ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 GVITIDAgg        GVITIDCon       GVITIDMod    GVITIDModAgg
                                               -------------   --------------   ------------   ------------
                                                2003    2002     2003    2002    2003   2002    2003   2002
                                               ------   ----   -------   ----   -----   ----   -----   ----
Investment activity:
   Net investment income (loss) ............   $   18     --     6,551     --      25     --      19     --
   Realized gain (loss) on investments .....       21     --       125     --       5     --      11     --
   Change in unrealized gain (loss) on
      investments ..........................      437     --    15,420     --     290     --     388     --
Reinvested capital gains ...................       19     --     1,172     --       1     --      --     --
                                               ------    ---   -------    ---   -----    ---   -----    ---
   Net increase (decrease) in contract
      owners' equity resulting from
      operations ...........................      495     --    23,268     --     321     --     418     --
                                               ------    ---   -------    ---   -----    ---   -----    ---

Equity transactions:
   Purchase payments received from contract
      owners (note 6) ......................       --     --        --     --      --     --      --     --
   Transfers between funds .................    1,278     --   291,981     --   1,434     --   1,347     --
   Surrenders (note 6) .....................       --     --        --     --      --     --      --     --
   Death benefits (note 4) .................       --     --        --     --      --     --      --     --
   Net policy repayments (loans) (note 5)...       --     --        --     --      --     --      --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ....................      (45)    --    (3,866)    --     (41)    --     (46)    --
                                               ------    ---   -------    ---   -----    ---   -----    ---
         Net equity transactions ...........    1,233     --   288,115     --   1,393     --   1,301     --
                                               ------    ---   -------    ---   -----    ---   -----    ---

Net change in contract owners' equity ......    1,728     --   311,383     --   1,714     --   1,719     --
Contract owners' equity beginning of
   period ..................................       --     --        --     --      --     --      --     --
                                               ------    ---   -------    ---   -----    ---   -----    ---
Contract owners' equity end of period ......   $1,728     --   311,383     --   1,714     --   1,719     --
                                               ======    ===   =======    ===   =====    ===   =====    ===

CHANGES IN UNITS:
   Beginning units .........................       --     --        --     --      --     --      --     --
                                               ------    ---   -------    ---   -----    ---   -----    ---
   Units purchased .........................      163     --    29,224     --     161     --     162     --
   Units redeemed ..........................       (5)    --      (373)    --      (4)    --      (5)    --
                                               ------    ---   -------    ---   -----    ---   -----    ---
   Ending units ............................      158     --    28,851     --     157     --     157     --
                                               ======    ===   =======    ===   =====    ===   =====    ===

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                GVITIDModCon     GVITIntGro             GVITMyMkt                  GVITMyMkt5
                                               -------------   --------------   ------------------------   -----------------------
                                                2003    2002     2003    2002      2003          2002         2003         2002
                                               ------   ----   -------   ----   ----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ............   $   30     --      (105)    --      154,944       843,984      244,666       57,950
   Realized gain (loss) on investments .....        8     --    18,858     (3)          --            --           --           --
   Change in unrealized gain (loss)
      on investments .......................      183     --        --     --           --            --           --           --
   Reinvested capital gains                         3     --        --     --           --            --           --           --
                                               ------    ---   -------   ----   ----------   -----------   ----------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .........      224     --    18,753     (3)     154,944       843,984      244,666       57,950
                                               ------    ---   -------   ----   ----------   -----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) .............       --     --       727    320         (576)   19,040,490    9,758,317    2,634,850
   Transfers between funds .................    1,618     --   (18,477)  (317)  (7,016,759)  (54,008,936)     237,302   51,764,533
   Surrenders (note 6) .....................      (98)    --        --     --           --    (7,507,154)  (4,970,039)     (13,537)
   Death benefits (note 4) .................       --     --        --     --     (252,523)      (82,708)     (38,566)          --
   Net policy repayments (loans) (note 5)...       --     --        --     --           --            --     (918,759)          --
   Redemptions to pay cost of insurance ....
      charges and administration charges
      (notes 2b and 2c) ....................      (42)    --    (1,003)    --     (634,360)   (1,956,517)  (1,519,136)    (206,778)
                                               ------    ---   -------   ----   ----------   -----------   ----------   ----------
         Net equity transactions ...........    1,478     --   (18,753)     3   (7,904,218)  (44,514,825)   2,549,119   54,179,068
                                               ------    ---   -------   ----   ----------   -----------   ----------   ----------

Net change in contract owners' equity ......    1,702     --        --     --   (7,749,274)  (43,670,841)   2,793,785   54,237,018
Contract owners' equity beginning
   of period ...............................       --     --        --     --   46,963,698    90,634,539   54,237,018           --
                                               ------    ---   -------   ----   ----------   -----------   ----------   ----------
Contract owners' equity end of period ......   $1,702     --        --     --   39,214,424    46,963,698   57,030,803   54,237,018
                                               ======    ===   =======   ====   ==========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .........................       --     --        --     --    4,001,994     7,739,335    5,414,758           --
                                               ------    ---   -------   ----   ----------   -----------   ----------   ----------
   Units purchased .........................      170     --       910     60    2,351,718     6,489,634    3,476,011    5,632,296
   Units redeemed ..........................      (14)    --      (910)   (60)  (2,869,639)  (10,226,975)  (3,223,077)    (217,538)
                                               ------    ---   -------   ----   ----------   -----------   ----------   ----------
   Ending units ............................      156     --        --     --    3,484,073     4,001,994    5,667,692    5,414,758
                                               ======    ===   =======   ====   ==========   ===========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 NWGVITStrVal           GVITSmCapGr
                                             -------------------   ---------------------
                                               2003       2002        2003        2002
                                             --------   --------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $ (1,026)    (1,959)     (6,895)     (2,571)
   Realized gain (loss) on investments ...    (18,139)   (56,976)    (42,014)   (104,224)
   Change in unrealized gain (loss)
      on investments .....................    176,351    (84,016)    855,697    (172,109)
   Reinvested capital gains ..............         --         --          --          --
                                             --------   --------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    157,186   (142,951)    806,788    (278,904)
                                             --------   --------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........        411      9,081     250,420       2,734
   Transfers between funds ...............     15,042   (231,660)     30,840   2,278,591
   Surrenders (note 6) ...................    (10,305)        --        (786)         --
   Death benefits (note 4) ...............         --         --          --        (491)
   Net policy repayments (loans)
      (note 5) ...........................         --         --          --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..................    (10,424)   (13,747)    (62,920)    (14,314)
                                             --------   --------   ---------   ---------
         Net equity transactions .........     (5,276)  (236,326)    217,554   2,266,520
                                             --------   --------   ---------   ---------

Net change in contract owners' equity ....    151,910   (379,277)  1,024,342   1,987,616
Contract owners' equity beginning
   of period .............................    416,213    795,490   2,220,069     232,453
                                             --------   --------   ---------   ---------
Contract owners' equity end of period ....   $568,123    416,213   3,244,411   2,220,069
                                             ========   ========   =========   =========
CHANGES IN UNITS:
   Beginning units .......................     61,483     87,806     219,283      15,332
                                             --------   --------   ---------   ---------
   Units purchased .......................     18,573     49,377      44,254     258,438
   Units redeemed ........................    (19,561)   (75,700)    (24,363)    (54,487)
                                             --------   --------   ---------   ---------
   Ending units ..........................     60,495     61,483     239,174     219,283
                                             ========   ========   =========   =========

                                                  GVITSmCapVal                GVITSmComp
                                             -----------------------   -----------------------
                                                2003         2002         2003         2002
                                             ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........      (12,387)     (21,445)     (22,437)     (30,389)
   Realized gain (loss) on investments ...     (391,562)    (913,461)    (224,501)    (302,191)
   Change in unrealized gain (loss)
      on investments .....................    2,488,398   (1,633,978)   2,796,515   (1,358,922)
   Reinvested capital gains ..............           --      173,596           --           --
                                             ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    2,084,449   (2,395,288)   2,549,577   (1,691,502)
                                             ----------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........      332,884      500,247      408,230      691,300
   Transfers between funds ...............   (2,677,197)    (179,027)  (1,964,023)    (862,079)
   Surrenders (note 6) ...................     (685,950)    (456,828)    (807,963)    (254,707)
   Death benefits (note 4) ...............         (419)      (4,457)      (5,205)     (23,372)
   Net policy repayments (loans)
      (note 5) ...........................           --           --           --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..................     (116,984)    (202,701)    (259,372)    (290,638)
                                             ----------   ----------   ----------   ----------
         Net equity transactions .........   (3,147,666)    (342,766)  (2,628,333)    (739,496)
                                             ----------   ----------   ----------   ----------

Net change in contract owners' equity ....   (1,063,217)  (2,738,054)     (78,756)  (2,430,998)
Contract owners' equity beginning
   of period .............................    5,027,570    7,765,624    7,325,254    9,756,252
                                             ----------   ----------   ----------   ----------
Contract owners' equity end of period ....    3,964,353    5,027,570    7,246,498    7,325,254
                                             ==========   ==========   ==========   ==========
CHANGES IN UNITS:
   Beginning units .......................      446,135      501,921      676,905      744,925
                                             ----------   ----------   ----------   ----------
   Units purchased .......................      173,391      350,531      150,313      438,772
   Units redeemed ........................     (395,049)    (406,317)    (351,439)    (506,792)
                                             ----------   ----------   ----------   ----------
   Ending units ..........................      224,477      446,135      475,779      676,905
                                             ==========   ==========   ==========   ==========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    GVITTotRt            GVITUSGro          GVITWLead           GSVITMidCap
                                             -----------------------   ------------   --------------------   ----------------
                                                2003          2002      2003   2002     2003       2002        2003      2002
                                             -----------   ---------   -----   ----   -------   ----------   ---------   ----
Investment activity:
   Net investment income (loss) ..........   $     8,676      20,456      (1)    --      (135)       8,956      11,723     --
   Realized gain (loss) on investments ...          (814)    (16,623)      1     --      (750)    (607,570)      3,154     --
   Change in unrealized gain (loss)
      on investments .....................       867,733    (434,761)     34     --    15,082      309,207     400,349     --
   Reinvested capital gains ..............            --          --      79     --        --           --      23,524     --
                                             -----------   ---------   -----    ---   -------   ----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity
         resulting from operations .......       875,595    (430,928)    113     --    14,197     (289,407)    438,750     --
                                             -----------   ---------   -----    ---   -------   ----------   ---------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........        88,949      94,538      --     --     8,122       17,839         (17)    --
Transfers between funds ..................    (4,142,455)  4,004,455   1,089     --   (11,242)     (31,708)  1,923,226     --
   Surrenders (note 6) ...................       (95,010)         --      --     --        --     (828,977)        (98)    --
   Death benefits (note 4) ...............       (10,069)       (104)     --     --        --          (73)         --     --
   Net policy repayments (loans)
      (note 5) ...........................            --          --      --     --        --           --          --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..................       (79,715)    (62,732)     (6)    --    (1,909)     (19,191)    (34,296)    --
                                             -----------   ---------   -----    ---   -------   ----------   ---------    ---
         Net equity transactions .........    (4,238,300)  4,036,157   1,083     --    (5,029)    (862,110)  1,888,815     --
                                             -----------   ---------   -----    ---   -------   ----------   ---------    ---

Net change in contract owners' equity ....    (3,362,705)  3,605,229   1,196     --     9,168   (1,151,517)  2,327,565     --
Contract owners' equity beginning of
   period ................................     5,508,990   1,903,761      --     --    33,870    1,185,387          --     --
                                             -----------   ---------   -----    ---   -------   ----------   ---------    ---
Contract owners' equity end of period ....   $ 2,146,285   5,508,990   1,196     --    43,038       33,870   2,327,565     --
                                             ===========   =========   =====    ===   =======   ==========   =========    ===

CHANGES IN UNITS:
   Beginning units .......................       722,741     205,773      --     --     5,059      132,145          --     --
                                             -----------   ---------   -----    ---   -------   ----------   ---------    ---
   Units purchased .......................        42,230     616,758      97     --     2,548      129,502     203,810     --
   Units redeemed ........................      (543,920)    (99,790)     (1)    --    (2,883)    (256,588)    (19,562)    --
                                             -----------   ---------   -----    ---   -------   ----------   ---------    ---
   Ending units ..........................       221,051     722,741      96     --     4,724        5,059     184,248     --
                                             ===========   =========   =====    ===   =======   ==========   =========    ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     JPMorBal                 JanBal
                                             -----------------------   -------------------
                                                2003         2002         2003       2002
                                             ----------   ----------   ---------   -------
Investment activity:
   Net investment income (loss) ..........   $   29,389       28,618      16,069     6,370
   Realized gain (loss) on investments ...      (86,473)    (235,398)        795        --
   Change in unrealized gain (loss)
      on investments .....................      342,500      (44,578)    113,758    (4,449)
   Reinvested capital gains ..............           --           --          --        --
                                             ----------   ----------   ---------   -------

      Net increase (decrease) in
         contract owners' equity
         resulting from operations .......      285,416     (251,358)    130,622     1,921
                                             ----------   ----------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........      152,613      238,818      77,038        --
   Transfers between funds ...............    1,521,861       17,044     291,794   598,617
   Surrenders (note 6) ...................     (116,612)  (1,235,895)       (262)       --
   Death benefits (note 4) ...............         (374)      (1,571)         --        --
   Net policy repayments (loans)
      (note 5) ...........................           --           --          --        --
   Redemptions to pay cost of insurance
      charges and administration
      charges (notes 2b and 2c) ..........      (40,389)     (59,081)    (20,695)        3
                                             ----------   ----------   ---------   -------
         Net equity transactions .........    1,517,099   (1,040,685)    347,875   598,620
                                             ----------   ----------   --------    -------

Net change in contract owners' equity ....    1,802,515   (1,292,043)    478,497   600,541
Contract owners' equity beginning
   of period .............................    1,301,319    2,593,362     600,541        --
                                             ----------   ----------   ---------   -------
Contract owners' equity end of period ....   $3,103,834    1,301,319   1,079,038   600,541
                                             ==========    =========   =========   =======

CHANGES IN UNITS:
   Beginning units .......................      154,992      270,829      59,831        --
                                             ----------   ----------   ---------   -------
   Units purchased .......................      241,482      134,991      58,965    59,831
   Units redeemed ........................      (84,384)    (250,828)    (24,043)       --
                                             ----------   ----------   ---------   -------
   Ending units ..........................      312,090      154,992      94,753    59,831
                                             ==========   ==========   =========   =======

                                                    JanCapAp              JanGITech
                                             ---------------------   -------------------
                                                2003        2002       2003       2002
                                             ---------   ---------   --------   --------
Investment activity:
   Net investment income (loss) ..........        (633)     (1,629)    (2,190)    (3,152)
   Realized gain (loss) on investments ...    (327,857)   (122,743)   (91,863)  (236,898)
   Change in unrealized gain (loss)
      on investments .....................     446,779    (297,909)   419,523   (244,942)
   Reinvested capital gains ..............          --          --         --         --
                                             ---------   ---------   --------    -------

      Net increase (decrease) in
         contract owners' equity
            resulting from operations ....     118,289    (422,281)   325,470   (484,992)
                                             ---------   ---------   --------    -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........      34,615      46,397     19,793     96,808
   Transfers between funds ...............    (422,939)   (221,409)  (200,670)   545,692
   Surrenders (note 6) ...................     (28,038)   (103,378)    (6,847)        --
   Death benefits (note 4) ...............          --        (479)        --         --
   Net policy repayments (loans)
      (note 5) ...........................          --          --         --         --
   Redemptions to pay cost of insurance
      charges and administration
      charges (notes 2b and 2c) ..........     (59,411)   (166,665)   (19,134)   (20,088)
                                             ---------   ---------   --------    -------
         Net equity transactions .........    (475,773)   (445,534)  (206,858)   622,412
                                             ---------   ---------   --------    -------

Net change in contract owners' equity ....    (357,484)   (867,815)   118,612    137,420
Contract owners' equity beginning
   of period .............................   1,812,145   2,679,960    741,390    603,970
                                             ---------   ---------   --------    -------
Contract owners' equity end of period ....   1,454,661   1,812,145    860,002    741,390
                                             =========   =========    =======    =======

CHANGES IN UNITS:
   Beginning units .......................     337,673     419,473    306,909    147,511
                                             ---------   ---------   --------    -------
   Units purchased .......................     143,254     328,659    102,145    370,434
   Units redeemed ........................    (255,013)   (410,459)  (165,734)  (211,036)
                                             ---------   ---------   --------    -------
   Ending units ..........................     225,914     337,673    243,320    306,909
                                             =========   =========   ========    =======

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    JanIntGro              MGVITMultiSec         NBAMTFas           NBAMTGro
                                             ----------------------   ---------------------   --------------   ------------------
                                                2003         2002        2003        2002       2003    2002     2003      2002
                                             ----------   ---------   ---------   ---------   -------   ----   -------   --------
Investment activity:
   Net investment income (loss) ..........   $    5,112       3,593     117,442      88,272      (381)    --      (840)    (1,932)
   Realized gain (loss) on investments ...     (114,640)   (198,622)     19,611      (1,760)    6,175     --     8,180   (343,527)
   Change in unrealized gain (loss)
      on investments .....................      299,723    (147,376)    117,271      35,103    21,863     --    81,810     95,152
   Reinvested capital gains ..............           --          --          --          --        87     --        --         --
                                             ----------   ---------   ---------   ---------   -------    ---   -------   --------
   Net increase (decrease) in
      contract owners' equity
      resulting from operations ..........      190,195    (342,405)    254,324     121,615    27,744     --    89,150   (250,307)
                                             ----------   ---------   ---------   ---------   -------    ---   -------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........      121,679     225,966      90,037     513,043     7,439     --    65,670    116,495
   Transfers between funds ...............     (490,714)     26,631    (220,921)    163,378   160,221     --   287,360   (383,031)
   Surrenders (note 6) ...................     (199,605)    (44,690)    (42,457)         --    (5,655)    --        --   (155,396)
   Death benefits (note 4) ...............           --        (299)         --        (537)       --     --        --     (1,280)
   Net policy repayments (loans)
      (note 5) ...........................           --          --          --          --        --     --        --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..................      (29,493)    (44,623)    (45,707)    (41,289)   (3,340)    --   (23,641)   (29,483)
                                             ----------   ---------   ---------   ---------   -------    ---   -------   --------
         Net equity transactions .........     (598,133)    162,985    (219,048)    634,595   158,665     --   329,389   (452,695)
                                             ----------   ---------   ---------   ---------   -------    ---   -------   --------

Net change in contract owners' equity ....     (407,938)   (179,420)     35,276     756,210   186,409     --   418,539   (703,002)
Contract owners' equity beginning
   of period .............................    1,032,385   1,211,805   2,212,803   1,456,593        --     --   241,390    944,392
                                             ----------   ---------   ---------   ---------   -------    ---   -------   --------
Contract owners' equity end of period ....   $  624,447   1,032,385   2,248,079   2,212,803   186,409     --   659,929    241,390
                                             ==========   =========   =========   =========   =======    ===   =======    =======

CHANGES IN UNITS:
   Beginning units .......................      221,735     192,654     187,462     131,899        --     --    46,182    124,202
                                             ----------   ---------   ---------   ---------   -------    ---   -------   --------
   Units purchased .......................       55,055     149,246     155,202      89,362    29,243     --    60,132    134,044
   Units redeemed ........................     (176,870)   (120,165)   (173,337)    (33,799)  (14,393)    --   (10,024)  (212,064)
                                             ----------   ---------   ---------   ---------   -------    ---   -------   --------
   Ending units ..........................       99,920     221,735     169,327     187,462    14,850     --    96,290     46,182
                                             ==========   =========   =========   =========   =======    ===   =======   ========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   NBAMTGuard              NBAMTLMat
                                             ----------------------   ---------------------
                                                2003         2002       2003        2002
                                             ----------   ---------   --------   ----------
Investment activity:
   Net investment income (loss) ..........   $   10,505       8,140     11,154      293,411
   Realized gain (loss) on investments ...     (105,726)   (115,613)        51      (15,383)
   Change in unrealized gain (loss)
      on investments .....................      566,224    (499,532)    (4,668)     (64,466)
   Reinvested capital gains ..............           --          --         --           --
                                             ----------   ---------   --------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .......      471,003    (607,005)     6,537      213,562
                                             ----------   ---------   --------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........       61,094     304,599      9,255      416,107
   Transfers between funds ...............     (125,755)   (461,407)  (388,658)  (2,310,013)
   Surrenders (note 6) ...................       (7,868)         --         --   (4,253,669)
   Death benefits (note 4) ...............         (423)     (1,632)        --      (27,402)
   Net policy repayments (loans)
      (note 5) ...........................           --          --         --           --
   Redemptions to pay cost of insurance
      charges and administration
      charges (notes 2b and 2c) ..........      (26,818)    (35,473)   (10,187)    (113,976)
                                             ----------   ---------   --------   ----------
         Net equity transactions .........      (99,770)   (193,913)  (389,590)  (6,288,953)
                                             ----------   ---------   --------   ----------

Net change in contract owners' equity ....      371,233    (800,918)  (383,053)  (6,075,391)
Contract owners' equity beginning
   of period .............................    1,554,771   2,355,689    391,240    6,466,631
                                             ----------   ---------   --------   ----------
Contract owners' equity end of period ....   $1,926,004   1,554,771      8,187      391,240
                                             ==========   =========   ========   ==========

CHANGES IN UNITS:
   Beginning units .......................      197,760     220,317     34,509      599,545
                                             ----------   ---------   --------   ----------
   Units purchased .......................       89,107      64,809     15,698      626,866
   Units redeemed ........................     (101,300)    (87,366)   (49,501)  (1,191,902)
                                             ----------   ---------   --------   ----------
   Ending units ..........................      185,567     197,760        706       34,509
                                             ==========   =========   ========   ==========


                                                   NBAMTMCGr              NBAMTPart
                                             ---------------------   ----------------------
                                                2003        2002        2003       2002
                                             ---------   ---------   ---------   ----------
Investment activity:
   Net investment income (loss) ..........      (7,344)     (3,998)     (9,352)      13,089
   Realized gain (loss) on investments ...    (189,211)   (240,535)    (75,658)  (1,420,213)
   Change in unrealized gain (loss)
      on investments .....................     771,579    (128,189)  1,167,877     (391,869)
   Reinvested capital gains ..............          --          --          --           --
                                             ---------   ---------   ---------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .......     575,024    (372,722)  1,082,867   (1,798,993)
                                             ---------   ---------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........     131,297     103,198      69,805      673,609
   Transfers between funds ...............   3,501,104     451,523   1,687,998   (2,522,937)
   Surrenders (note 6) ...................     (93,012)         --     (50,757)     (13,721)
   Death benefits (note 4) ...............      (4,360)     (2,492)       (377)     (24,429)
   Net policy repayments (loans)
      (note 5) ...........................          --          --          --           --
   Redemptions to pay cost of insurance
      charges and administration
      charges (notes 2b and 2c) ..........     (36,394)    (32,702)    (72,208)    (140,729)
                                             ---------   ---------   ---------   ----------
         Net equity transactions .........   3,498,635     519,527   1,634,461   (2,028,207)
                                             ---------   ---------   ---------   ----------

Net change in contract owners' equity ....   4,073,659     146,805   2,717,328   (3,827,200)
Contract owners' equity beginning
   of period .............................   1,113,408     966,603   2,790,975    6,618,175
                                             ---------   ---------   ---------   ----------
Contract owners' equity end of period ....   5,187,067   1,113,408   5,508,303    2,790,975
                                             =========   =========   =========   ==========

CHANGES IN UNITS:
   Beginning units .......................     131,620      80,698     378,874      682,432
                                             ---------   ---------   ---------   ----------
   Units purchased .......................     424,574     110,090     249,673      661,752
   Units redeemed ........................     (74,758)    (59,168)    (74,231)    (965,310)
                                             ---------   ---------   ---------   ----------
   Ending units ..........................     481,436     131,620     554,316      378,874
                                             =========   =========   =========   ==========


NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                               ONEMidCap           OppAggGro               OppBdFd                OppCapAp
                                            --------------  ----------------------  ---------------------  ----------------------
                                              2003    2002     2003        2002        2003       2002        2003        2002
                                            --------  ----  ----------  ----------  ---------  ----------  ----------  ----------
Investment activity:
   Net investment income (loss) ..........  $ (2,064)   --     (12,256)     26,522     67,218      95,900      14,034      30,175
   Realized gain (loss) on investments ...     1,415    --    (699,750) (1,389,470)    10,755     (37,364) (1,389,505) (1,724,296)
   Change in unrealized gain (loss)
      on investments .....................   129,846    --   2,021,578    (846,459)    (4,539)     36,548   3,798,618  (1,743,381)
   Reinvested capital gains ..............        --    --          --          --         --          --          --          --
                                            --------   ---  ----------  ----------  ---------  ----------  ----------  ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .......   129,197    --   1,309,572  (2,209,407)    73,434      95,084   2,423,147  (3,437,502)
                                            --------   ---  ----------  ----------  ---------  ----------  ----------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........       (72)   --     289,809     810,671        (19)    237,078     244,421   1,692,506
   Transfers between funds ...............   582,290    --  (1,036,315)   (625,410)  (240,431)     78,311  (2,159,802)   (313,298)
   Surrenders (note 6) ...................        --    --    (309,189)         --         --  (1,255,762)   (336,678)   (619,430)
   Death benefits (note 4) ...............        --    --     (11,861)    (14,182)        --      (5,295)     (5,012)    (11,802)
   Net policy repayments (loans)
      (note 5) ...........................        --    --          --          --         --          --          --          --
   Redemptions to pay cost of insurance
      charges and administration
      charges (notes 2b and 2c) ..........   (11,500)   --    (113,247)   (133,323)   (44,585)    (50,572)   (198,788)   (234,182)
                                            --------   ---  ----------  ----------  ---------  ----------  ----------  ----------
         Net equity transactions .........   570,718    --  (1,180,803)     37,756   (285,035)   (996,240) (2,455,859)    513,794
                                            --------   ---  ----------  ----------  ---------  ----------  ----------  ----------

Net change in contract owners' equity ....   699,915    --     128,769  (2,171,651)  (211,601)   (901,156)    (32,712) (2,923,708)
Contract owners' equity beginning
   of period .............................        --    --   6,024,983   8,196,634  1,156,951   2,058,107   8,946,612  11,870,320
                                            --------   ---  ----------  ----------  ---------  ----------  ----------  ----------
Contract owners' equity end of period ....  $699,915    --   6,153,752   6,024,983    945,350   1,156,951   8,913,900   8,946,612
                                            ========   ===  ==========  ==========  =========  ==========  ==========  ==========

CHANGES IN UNITS:
   Beginning units .......................        --    --     796,603     782,585     99,772     193,237     972,587     938,153
                                            --------   ---  ----------  ----------  ---------  ----------  ----------  ----------
   Units purchased .......................    55,198    --     345,863     237,113     32,263     170,339     278,761     477,726
   Units redeemed ........................    (1,024)   --    (492,066)   (223,095)   (55,562)   (263,804)   (503,364)   (443,292)
                                            --------   ---  ----------  ----------  ---------  ----------  ----------  ----------
   Ending units ..........................    54,174    --     650,400     796,603     76,473      99,772     747,984     972,587
                                            ========   ===  ==========  ==========  =========  ==========  ==========  ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        OppGlSec               OppMSGrInc
                                                -----------------------   -------------------
                                                   2003         2002        2003       2002
                                                ----------   ----------   --------   --------
Investment activity:
   Net investment income (loss) .............   $    7,567        3,151      1,281      1,189
   Realized gain (loss) on investments ......      182,139     (485,096)   (43,448)   (31,594)
   Change in unrealized gain (loss) on
      investments ...........................      488,131      111,344     93,699    (75,553)
   Reinvested capital gains .................           --           --         --         --
                                                ----------   ----------   --------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      677,837     (370,601)    51,532   (105,958)
                                                ----------   ----------   --------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............       21,803      200,286     11,115     87,655
   Transfers between funds ..................      463,116   (1,036,758)    12,020    (45,991)
   Surrenders (note 6) ......................      (55,463)    (360,969)  (121,431)   (65,493)
   Death benefits (note 4) ..................       (7,620)      (1,419)        --     (1,245)
   Net policy repayments (loans) (note 5) ...           --           --         --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................      (15,505)     (41,884)    (7,675)   (15,373)
                                                ----------   ----------   --------   --------
         Net equity transactions ............      406,331   (1,240,744)  (105,971)   (40,447)
                                                ----------   ----------   --------   --------

Net change in contract owners' equity .......    1,084,168   (1,611,345)   (54,439)  (146,405)
Contract owners' equity beginning of
   period ...................................      555,149    2,166,494    361,998    508,403
                                                ----------   ----------   --------   --------
Contract owners' equity end of period .......   $1,639,317      555,149    307,559    361,998
                                                ==========   ==========   ========   ========

CHANGES IN UNITS:
   Beginning units ..........................       85,244      258,325     50,679     57,708
                                                ----------   ----------   --------   --------
   Units purchased ..........................      141,931      361,748     32,210     30,198
   Units redeemed ...........................      (50,268)    (534,829)   (48,972)   (37,227)
                                                ----------   ----------   --------   --------
   Ending units .............................      176,907       85,244     33,917     50,679
                                                ==========   ==========   ========   ========

                                                    OppMultStr             PIMLowDur
                                                ------------------   ----------------------
                                                  2003      2002        2003        2002
                                                -------   --------   ----------   ---------
Investment activity:
   Net investment income (loss) .............    11,488     21,526       89,214       2,142
   Realized gain (loss) on investments ......     8,085   (124,256)         716          16
   Change in unrealized gain (loss) on
      investments ...........................    86,162     (6,549)     (13,411)      2,833
   Reinvested capital gains .................        --      9,872       29,389          --
                                                -------   --------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................   105,735    (99,407)     105,908       4,991
                                                -------   --------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............      (108)   129,146      649,467     (15,669)
   Transfers between funds ..................   182,279     12,208   22,179,953   2,910,937
   Surrenders (note 6) ......................        --   (535,567)          --          --
   Death benefits (note 4) ..................        --     (3,008)          --          --
   Net policy repayments (loans) (note 5) ...        --         --           --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................   (14,033)   (18,654)    (142,618)     15,429
                                                -------   --------   ----------   ---------
         Net equity transactions ............   168,138   (415,875)  22,686,802   2,910,697
                                                -------   --------   ----------   ---------

Net change in contract owners' equity .......   273,873   (515,282)  22,792,710   2,915,688
Contract owners' equity beginning
   of period ................................   438,057    953,339    2,915,688          --
                                                -------   --------   ----------   ---------
Contract owners' equity end of period .......   711,930    438,057   25,708,398   2,915,688
                                                =======   ========   ==========   =========

CHANGES IN UNITS:
   Beginning units ..........................    47,775     92,958      286,221          --
                                                -------   --------   ----------   ---------
   Units purchased ..........................    34,037     86,454    2,250,036     286,221
   Units redeemed ...........................   (19,591)  (131,637)     (64,399)         --
                                                -------   --------   ----------   ---------
   Ending units .............................    62,221     47,775    2,471,858     286,221
                                                =======   ========   ==========   =========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   PIMRealRet         PIMTotRet           PionHY             RoyMicro
                                                ---------------   -----------------   --------------   -------------------
                                                  2003     2002      2003      2002     2003    2002      2003      2002
                                                --------   ----   ----------   ----   -------   ----   ---------   -------
Investment activity:
   Net investment income (loss) .............   $ 18,200     --      304,763     --    35,797     --      (4,756)     (101)
   Realized gain (loss) on investments ......     18,535     --       18,488     --   128,580     --      30,265        --
   Change in unrealized gain (loss)
      on investments ........................     (2,386)    --     (120,029)    --    14,892     --     637,808     5,856
   Reinvested capital gains .................     25,140     --      135,468     --        --     --     107,641        --
                                                --------    ---   ----------    ---   -------    ---   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     59,489     --      338,690     --   179,269     --     770,958     5,755
                                                --------    ---   ----------    ---   -------    ---   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............      6,202     --      374,665     --        90     --      67,077        --
   Transfers between funds ..................    903,099     --   17,357,146     --   377,250     --   1,215,428   884,408
   Surrenders (note 6) ......................    (19,422)    --         (587)    --      (197)    --      (2,606)       --
   Death benefits (note 4) ..................         --     --      (40,141)    --        --     --          --        --
   Net policy repayments (loans) (note 5) ...         --     --           --     --        --     --          --        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................    (26,640)    --      (78,888)    --   (14,276)    --     (40,828)        6
                                                --------    ---   ----------    ---   -------    ---   ---------   -------
         Net equity transactions ............    863,239     --   17,612,195     --   362,867     --   1,239,071   884,414
                                                --------    ---   ----------    ---   -------    ---   ---------   -------

Net change in contract owners' equity .......    922,728     --   17,950,885     --   542,136     --   2,010,029   890,169
Contract owners' equity beginning
   of period ................................         --     --           --     --        --     --     890,169        --
                                                --------    ---   ----------    ---   -------    ---   ---------   -------
Contract owners' equity end of period .......   $922,728     --   17,950,885     --   542,136     --   2,900,198   890,169
                                                ========    ===   ==========    ===   =======    ===   =========   =======

CHANGES IN UNITS:
   Beginning units ..........................         --     --           --     --        --     --      88,080        --
                                                --------    ---   ----------    ---   -------    ---   ---------   -------
   Units purchased ..........................     87,021     --    1,723,841     --    60,465     --     178,323    88,080
   Units redeemed ...........................     (4,931)    --      (62,450)    --   (20,964)    --     (73,561)       --
                                                --------    ---   ----------    ---   -------    ---   ---------   -------
   Ending units .............................     82,090     --    1,661,391     --    39,501     --     192,842    88,080
                                                ========    ===   ==========    ===   =======    ===   =========   =======

                                                                     (continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 SGVITMdCpGr               StOpp2                 StDisc2           StIntStk2
                                             -------------------   -----------------------   -----------------   -----------------
                                               2003       2002        2003         2002       2003       2002     2003      2002
                                             --------   --------   ----------   ----------   -------   -------   ------   --------
Investment activity:
   Net investment income (loss) ..........   $ (1,503)    (2,276)     (19,529)         293      (291)     (191)      68      4,912
   Realized gain (loss) on investments ...    (73,878)  (256,469)    (831,868)  (2,112,851)    4,974    (4,230)     (53)   (80,102)
   Change in unrealized gain (loss)
      on investments .....................    251,221    (37,786)   3,711,990     (458,191)   32,539      (353)    (192)   (11,468)
   Reinvested capital gains ..............         --         --           --      136,162        --        --       --         --
                                             --------   --------   ----------   ----------   -------   -------   ------   --------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .......    175,840   (296,531)   2,860,593   (2,434,587)   37,222    (4,774)    (177)   (86,658)
                                             --------   --------   ----------   ----------   -------   -------   ------   --------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........     24,787     27,673      101,905      726,303       (65)   19,693        4      3,719
   Transfers between funds ...............    201,313   (108,385)   2,387,529   (1,077,826)  133,103    79,948   (4,034)   (34,820)
   Surrenders (note 6) ...................    (61,831)        --     (125,243)    (494,022)       --   (51,917)      --   (148,836)
   Death benefits (note 4) ...............         --       (497)     (25,897)     (25,947)       --      (125)      --       (733)
   Net policy repayments (loans)
      (note 5) ...........................         --         --      183,582           --        --        --       --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..................    (20,260)   (24,564)    (131,807)    (174,628)   (3,249)   (1,439)     (21)    (5,712)
                                             --------   --------   ----------   ----------   -------   -------   ------   --------
         Net equity transactions .........    144,009   (105,773)   2,390,069   (1,046,120)  129,789    46,160   (4,051)  (186,382)
                                             --------   --------   ----------   ----------   -------   -------   ------   --------

Net change in contract owners' equity ....    319,849   (402,304)   5,250,662   (3,480,707)  167,011    41,386   (4,228)  (273,040)
Contract owners' equity beginning
   of period .............................    472,510    874,814    4,790,913    8,271,620    56,537    15,151    4,228    277,268
                                             --------   --------   ----------   ----------   -------   -------   ------   --------
Contract owners' equity end of period ....   $792,359    472,510   10,041,575    4,790,913   223,548    56,537       --      4,228
                                             ========   ========   ==========   ==========   =======   =======   ======   ========
CHANGES IN UNITS:
   Beginning units .......................     66,164     77,229      693,897      875,255     5,771     1,313      779     38,838
                                             --------   --------   ----------   ----------   -------   -------   ------   --------
   Units purchased .......................     35,950     74,210      855,806      835,969    13,740    16,685        2     42,013
   Units redeemed ........................    (22,838)   (85,275)    (482,241)  (1,017,327)   (2,790)  (12,227)    (781)   (80,072)
                                             --------   --------   ----------   ----------   -------   -------   ------   --------
   Ending units ..........................     79,276     66,164    1,067,462      693,897    16,721     5,771       --        779
                                             ========   ========   ==========   ==========   =======   =======   ======   ========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    TRPEI2                 TRPMCG2          TurnGVITGro        VEWrldBd
                                             --------------------   ---------------------   -----------   -----------------
                                                2003        2002       2003       2002      2003   2002     2003     2002
                                             ----------   -------   ---------   ---------   ----   ----   -------   -------
Investment activity:
   Net investment income (loss) ..........   $   16,839       (39)     (5,156)       (124)   --     --        438       (38)
   Realized gain (loss) on investments ...       33,743        --     180,412           1     1     --      2,916     1,570
   Change in unrealized gain (loss)
      on investments .....................      279,549        --     511,011       3,129    37     --       (314)    1,563
   Reinvested capital gains ..............           --        --          --          --    --     --         --        --
                                             ----------   -------   ---------   ---------   ---    ---    -------   -------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .......      330,131       (39)    686,267       3,006    38     --      3,040     3,095
                                             ----------   -------   ---------   ---------   ---    ---    -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........       80,177        --      53,365          --    --     --     16,903         3
   Transfers between funds ...............    1,479,562   355,394     149,998   1,494,646   568     --    (28,970)   37,106
   Surrenders (note 6) ...................       (3,718)       --     (20,937)         --    --     --         --   (11,785)
   Death benefits (note 4) ...............           --        --          --          --    --     --         --      (158)
   Net policy repayments (loans)
      (note 5) ...........................           --        --          --          --    --     --         --        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..................      (31,204)       (2)    (47,787)          2    (7)    --     (1,157)     (283)
                                             ----------   -------   ---------   ---------   ---    ---    -------   -------
         Net equity transactions .........    1,524,817   355,392     134,639   1,494,648   561     --    (13,224)   24,883
                                             ----------   -------   ---------   ---------   ---    ---    -------   -------

Net change in contract owners' equity ....    1,854,948   355,353     820,906   1,497,654   599     --    (10,184)   27,978
Contract owners' equity beginning
   of period .............................      355,353        --   1,497,654          --    --     --     27,978        --
                                             ----------   -------   ---------   ---------   ---    ---    -------   -------
Contract owners' equity end of period ....   $2,210,301   355,353   2,318,560   1,497,654   599     --     17,794    27,978
                                             ==========   =======   =========   =========   ===    ===    =======   =======

CHANGES IN UNITS:
   Beginning units .......................       35,117        --     146,130          --    --     --      2,464        --
                                             ----------   -------   ---------   ---------   ---    ---    -------   -------
   Units purchased .......................      163,839    35,117      40,115     146,130   183     --      2,374     3,636
   Units redeemed ........................      (23,835)       --     (22,010)         --    (2)    --     (3,510)   (1,172)
                                             ----------   -------   ---------   ---------   ---    ---    -------   -------
   Ending units ..........................      175,121    35,117     164,235     146,130   181     --      1,328     2,464
                                             ==========   =======   =========   =========   ===    ===    =======   =======

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     VEWrldEMkt             VEWrldHAs            VKEmMkt             VKMidCapG
                                                --------------------   ------------------   -----------------   -------------------
                                                   2003       2002       2003       2002      2003      2002      2003       2002
                                                ---------   --------   --------   -------   -------   -------   --------   --------
Investment activity:
   Net investment income (loss) .............   $    (533)      (688)       403       792    (1,597)   19,585       (212)    (1,655)
   Realized gain (loss) on investments ......      32,353      3,151      7,827   (17,324)   81,133    (1,321)     7,699   (136,255)
   Change in unrealized gain (loss)
      on investments ........................      97,555     (8,330)    55,668    15,606    55,823    (5,223)    29,885    (25,015)
   Reinvested capital gains .................          --         --         --        --        --        --         --         --
                                                ---------   --------   --------   -------   -------   -------   --------   --------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ..........     129,375     (5,867)    63,898      (926)  135,359    13,041     37,372   (162,925)
                                                ---------   --------   --------   -------   -------   -------   --------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............      78,249     38,092     74,640    29,156    67,787     7,336         80    187,878
   Transfers between funds ..................    (129,299)  (133,712)   200,203    34,120   (77,379)  224,169   (358,906)   252,651
   Surrenders (note 6) ......................     (54,535)   (13,656)  (185,920)       --   (27,843)       --     (1,644)    (2,646)
   Death benefits (note 4) ..................          --       (503)        --        --        --    (1,362)        --        (14)
   Net policy repayments (loans) (note 5) ...          --         --         --        --        --        --         --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................      (7,226)   (10,623)    (6,525)   (4,550)  (16,264)   (6,742)    (2,159)   (13,082)
                                                ---------   --------   --------   -------   -------   -------   --------   --------
         Net equity transactions ............    (112,811)  (120,402)    82,398    58,726   (53,699)  223,401   (362,629)   424,787
                                                ---------   --------   --------   -------   -------   -------   --------   --------

Net change in contract owners' equity .......      16,564   (126,269)   146,296    57,800    81,660   236,442   (325,257)   261,862
Contract owners' equity beginning
   of period ................................     274,924    401,193    206,801   149,001   302,781    66,339    432,303    170,441
                                                ---------   --------   --------   -------   -------   -------   --------   --------
Contract owners' equity end of period .......   $ 291,488    274,924    353,097   206,801   384,441   302,781    107,046    432,303
                                                =========   ========   ========   =======   =======   =======   ========   ========

CHANGES IN UNITS:
   Beginning units ..........................      39,671     56,168     26,033    18,257    26,187     6,255    103,307     27,935
                                                ---------   --------   --------   -------   -------   -------   --------   --------
   Units purchased ..........................      30,301     38,155     39,448    29,197    25,451    28,579     11,847    146,215
   Units redeemed ...........................     (42,699)   (54,652)   (34,800)  (21,421)  (25,692)   (8,647)   (97,132)   (70,843)
                                                ---------   --------   --------   -------   -------   -------   --------   --------
   Ending units .............................      27,273     39,671     30,681    26,033    25,946    26,187     18,022    103,307
                                                =========   ========   ========   =======   =======   =======   ========   ========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     VKUSRealEst
                                                ----------------------
                                                   2003         2002
                                                ----------   ---------
Investment activity:
   Net investment income (loss) .............   $   (5,718)     58,652
   Realized gain (loss) on investments ......      (50,963)    (42,889)
   Change in unrealized gain (loss)
      on investments ........................      666,018    (193,394)
   Reinvested capital gains .................           --      51,014
                                                ----------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ..........      609,337    (126,617)
                                                ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............      231,170     251,757
   Transfers between funds ..................      107,044     727,003
   Surrenders (note 6) ......................     (314,508)   (501,340)
   Death benefits (note 4) ..................         (779)    (12,717)
   Net policy repayments (loans) (note 5)               --          --
   Redemptions to pay cost of insurance
         charges and administration charges
         (notes 2b and 2c) ..................      (62,725)    (69,485)
                                                ----------   ---------
         Net equity transactions ............      (39,798)    395,218
                                                ----------   ---------

Net change in contract owners' equity .......      569,539     268,601
Contract owners' equity beginning
   of period ................................    2,102,229   1,833,628
                                                ----------   ---------
Contract owners' equity end of period .......   $2,671,768   2,102,229
                                                ==========   =========

CHANGES IN UNITS:
   Beginning units ..........................      180,996     152,921
                                                ----------   ---------
   Units purchased ..........................      120,602     155,201
   Units redeemed ...........................     (129,577)   (127,126)
                                                ----------   ---------
   Ending units .............................      172,021     180,996
                                                ==========   =========

See accompanying notes to financial statements.

================================================================================

================================================================================

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 2003 and 2002

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of Gartmore GVIT Small Cap Growth Fund - Class II for which the Account was credited with 100,000 units of Gartmore GVIT Small Cap Growth Fund - Class II. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

          The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through wholesalers and brokers.

     (b)  The Contracts

          Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following:

             Portfolios of AIM Variable Insurance Funds, Inc;
                AIM VIF Basic Value Fund - Series 1 (AIMBVF)
               *AIM VIF Capital Development Fund - Series 1 (AIMCDF)

             Portfolios of Alliance Variable Product Series Funds, Inc;
                Alliance VPS Growth & Income Portfolio - Class A (AllGroInc)

             Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP Balanced Fund - Class I (ACVPBal)
                American Century VP Capital Appreciation Fund - Class I
                   (ACVPCapAp)
                American Century VP Income & Growth Fund - Class I (ACVPIncGr) American Century VP International Fund - Class I (ACVPInt) American Century VP Ultra Fund - Class I (ACVPUltra)
                American Century VP Value Fund - Class I (ACVPVal)

             Portfolios of Bank One One Group(R) Investment Trust;
                One Group(R) IT Mid Cap Growth Portfolio (ONEMidCap)
               *One Group(R) IT Mid Cap Value Portfolio (ONEMidCapV)

             Baron Capital Asset Trust Insurance Series;
                Baron Capital Asset Trust (BCAT)

             Calvert Variable Series (CVS) Inc.;
               *Calvert Social Equity Portfolio (CVSSEP)

             Comstock GVIT Value Fund - Class I (ComGVITVal)

             Portfolios of the Credit Suisse Trust;
                Credit Suisse Trust - Global Post-Venture Capital Portfolio
                   (CSGPVen)
                Credit Suisse Trust - International Focus Portfolio (CSIntEq) Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV) Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)

             Portfolio of the Dreyfus GVIT;
                Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)

             Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
               *Dreyfus IP - European Equity Portfolio (DryEuroEq)
                Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares
                   (DryMidCapStk)
                Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                   (DrySmCapIxS)

             Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
                (DrySRGro)
             Dreyfus Stock Index Fund (DryStkIx)
             Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio - Initial Shares
                   (DryVIFApp)
                Dreyfus VIF - Growth and Income Portfolio - Initial Shares
                   (DryVIFGrInc)
                Dreyfus VIF - International Value Portfolio - Initial Shares
                   (DryIntVal)

             Federated GVIT High Income Bond Fund - Class I (FGVITHiInc)

             Portfolios of Federated Insurance Series;
                Federated Quality Bond Fund II - Primary Shares (FedQualBd)

             Portfolios of the Fidelity(R) Variable Insurance Products
                (Fidelity(R) VIP);
                Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
                   (FidVIPEI)
                Fidelity(R) VIP - Equity-Income Portfolio: Service Class
                   (FidVIPEIS)
                Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS) Fidelity(R) VIP - High Income Portfolio: Initial Class
                   (FidVIPHI)
                Fidelity(R) VIP - High Income Portfolio: Service Class
                   (FidVIPHIS)
                Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv) Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)

             Portfolios of the Fidelity(R) Variable Insurance Products
                (Fidelity(R) VIP II);
                Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class
                   (FidVIPAM)
                Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
                   (FidVIPCon)
                Fidelity(R) VIP II - Contrafund Portfolio: Service Class
                   (FidVIPConS)

             Portfolios of the Fidelity(R) Variable Insurance Products
                (Fidelity(R) VIP III);
                Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial
                   Class (FidVIPGrOp)
                Fidelity(R) VIP III - Growth Opportunities Portfolio: Service
                   Class (FidVIPGrOPS)
               *Fidelity(R) VIP III - Value Strategies Portfolio: Service
                   Class (FidVIPValStS)

             Franklin Templeton Variable Insurance Products Trust
                (Franklin Templeton VIT);
                Franklin Templeton VIT - Templeton Foreign Securities
                   Fund - Class 2 (FTVIPFS)

             Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT);
                Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Global Financial Services Fund - Class I
                   (GVITGlFin)
               *Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
                Gartmore GVIT Global Technology and Communications
                   Fund - Class I (GVITGlTech)
               *Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
                Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                Gartmore GVIT Investor Destinations Aggressive Fund (GVITIDAgg) Gartmore GVIT Investor Destinations Conservative Fund
                   (GVITIDCon)
                Gartmore GVIT Investor Destinations Moderate Fund (GVITIDMod) Gartmore GVIT Investor Destinations Moderately Aggressive
                   Fund (GVITIDModAgg)
                Gartmore GVIT Investor Destinations Moderately Conservative
                   Fund (GVITIDModCon)
               *Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
                Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                Gartmore GVIT Money Market Fund - Class V (GVITMyMkt5)
               *Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
                Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
                   (NWGVITStrVal)
                Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
                Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
                Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)

             Portfolios of Goldman Sachs;
               *Goldman Sachs Mid Cap Value Fund A (GSMCV)
                Goldman Sachs VIT Mid Cap Value Fund (GSVITMidCap)

             J.P. Morgan GVIT Balanced Fund - Class I (JPMorBal)

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

             Portfolios of the Janus Aspen Series (Janus AS);
                Janus AS - Balanced Portfolio - Service Shares (JanBal) Janus AS - Capital Appreciation Portfolio - Service Shares
                   (JanCapAp)
                Janus AS - Global Technology Portfolio - Service Shares
                   (JanGITech)
                Janus AS - International Growth Portfolio - Service Shares
                   (JanIntGro)

             MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)

             Portfolios of the Neuberger Berman Advisers Management Trust
                (Neuberger Berman AMT);
               *Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
                Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFas) Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
                Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Limited Maturity Bond Portfolio
                   (NBAMTLMat)
                Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

             Funds of the Oppenheimer Variable Account Funds;
                Oppenheimer Aggressive Growth Fund/VA - Initial Class
                   (OppAggGro)
                Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
                Oppenheimer Capital Appreciation Fund/VA - Initial Class
                   (OppCapAp)
                Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec) Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial
                   Class (OppMSGrInc)
                Oppenheimer Multiple Strategies Fund/VA - Initial Class
                   (OppMultStr)

             Portfolios of PIMCO Variable Insurance Trust (PIMCO VIT);
                PIMCO VIT Low Duration Portfolio - Administrative Shares
                   (PIMLowDur)
                PIMCO VIT Real Return Portfolio - Administrative Shares
                   (PIMRealRet)
                PIMCO VIT Total Return Portfolio - Administrative Shares
                   (PIMTotRet)

             Pioneer High Yield VCT Portfolio - Class 1 Shares (PionHY)

             Royce Capital Fund - Micro Cap (RoyMicro)

             Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)

            *Strong Opportunity Fund Inc. (STROpp)

             Strong Opportunity Fund II, Inc. (StOpp2)

             Funds of the Strong Variable Insurance Funds, Inc.(Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
               *Strong VIF - Strong International Stock Fund II (StIntStk2)

             Portfolios of T. Rowe Price;
               *T. Rowe Price Equity Income Fund (TRPEI)
                T. Rowe Price Equity Income Portfolio - II (TRPEI2)
               *T. Rowe Price Mid Cap Growth Fund, Inc. (TRPMCG)
                T. Rowe Price Mid Cap Growth Portfolio - II (TRPMCG2)

             Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)

             Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

             Funds of the Van Kampen Universal Institutional Funds
                (Van Kampen UIF);
                Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt) Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
                Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)

          At December 31, 2003, contract owners have invested in all of the above funds except for those indicated with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con-sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premium

          The Company deducts a charge not to exceed 9.0% (reduced to 5.5% starting in the seventh policy year) on all premiums received to cover the payment of premium taxes. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses and it is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years (not to exceed $10.00 per month).

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

(3)  Asset Charges

     For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations. This charge is guaranteed not to exceed an annual rate of 0.75%. Currently, this rate is 0.40% during the first through fourth policy years, 0.25% during the fifth through twentieth policy years, and 0.10% thereafter. For the reduced fee tier, the current rate for corporate flexible premium contracts is either 0.10%, 0.20% or 0.25% for all policy years. These charges are assessed through the daily unit value calculation.

     The Company may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to the Company. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by the Company.

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's non-loaned cash value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary, or when the loan is repaid or a new loan is effective.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company through fixed to variable or variable to fixed transactions (exchanges) or through loan transactions. The fixed account assets are not reflected in the accompanying financial statements.

     The Account portion of contract owner loans is transferred to the fixed account for administration and collection. Loan repayments are transferred from the fixed account to the Account and are allocated to the sub accounts at the discretion of the contract owner. Loans and loan repayments are included in net policy repayments (loans) on the accompanying Statements of Changes in Contract Owners' Equity.

     Exchanges are initiated, under certain restrictions, at the discretion of the contract owner. The contract owner may transfer assets between a fixed dollar contract of the Company and the sub accounts of the Account. Exchanges from the Account to the fixed account are included in surrenders, and exchanges to the Account from the fixed account are included in purchase payments received from contract owners, as applicable on the accompanying Statements of Changes in Contract Owners' Equity.

     For the periods ended December 31, 2003 and 2002, total loan repayments and exchanges to the Account from the fixed account were $1,176,997 and $0, respectively, and total loans and exchanges from the Account to the fixed account were $17,578,681 and $0, respectively.

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2003.

                                                Contract                                              Investment
                                                 Expense                   Unit         Contract        Income       Total
                                                  Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                              -----------   ---------   ----------   --------------   ----------   ---------
     Initial Funding by Depositor (see note 1a)

        Gartmore GVIT Small Cap Growth Fund - Class II
           2000 ...........................     0.00%         100,000   $17.186295    $ 1,718,630        0.00%      -16.17%
           1999 ...........................     0.00%         100,000    20.501257      2,050,126        0.00%      105.01% 5/3/99

     The BEST of AMERICA(R) America's FUTURE Life Series(SM)
        Reduced Fee Tier - (0.10%)

        American Century VP Income & Growth Fund - Class I
           2003 ...........................     0.10%         416,830     9.802103      4,085,811        1.33%       29.22%
           2002 ...........................     0.10%         423,478     7.585400      3,212,250        0.92%      -19.45%
           2001 ...........................     0.10%         249,128     9.417116      2,346,067        0.80%       -8.44%
           2000 ...........................     0.10%         229,332    10.285709      2,358,842        0.52%      -10.70%
           1999 ...........................     0.10%         242,505    11.518727      2,793,349        0.01%       15.19% 4/1/99

        American Century VP International Fund - Class I
           2003 ...........................     0.10%          99,202     9.303615        922,937        0.75%       24.39%
           2002 ...........................     0.10%         100,938     7.479659        754,982        0.85%      -20.45%
           2001 ...........................     0.10%          91,670     9.402604        861,937        0.08%      -29.24%
           2000 ...........................     0.10%          79,522    13.288939      1,056,763        0.08%      -16.91%
           1999 ...........................     0.10%          21,260    15.993145        340,014        0.00%       59.93% 4/1/99

        Dreyfus Stock Index Fund
           2003 ...........................     0.10%         659,883     9.037627      5,963,776        1.53%       28.23%
           2002 ...........................     0.10%         658,445     7.047709      4,640,529        1.31%      -22.44%
           2001 ...........................     0.10%         322,825     9.086757      2,933,432        1.15%      -12.27%
           2000 ...........................     0.10%         415,946    10.357445      4,308,138        1.01%       -9.37%
           1999 ...........................     0.10%         244,230    11.428481      2,791,178        1.36%       14.28% 4/1/99

        Fidelity(R) VIP - Equity-Income Portfolio: Service Class
           2003 ...........................     0.10%          19,757    11.496883        227,144        1.24%       30.09%
           2002 ...........................     0.10%          20,224     8.837687        178,733        1.64%      -17.08%

        Fidelity(R) VIP - Growth Portfolio: Service Class
           2003 ...........................     0.10%       1,019,800     8.477377      8,645,229        0.20%       32.65%
           2002 ...........................     0.10%       1,034,993     6.390869      6,614,505        0.13%      -30.27%
           2001 ...........................     0.10%         769,450     9.164946      7,051,968        0.00%      -17.81%
           2000 ...........................     0.10%         677,472    11.150661      7,554,261        0.06%      -11.16%
           1999 ...........................     0.10%         208,919    12.550748      2,622,090        0.05%       25.51% 4/1/99

        Gartmore GVIT Government Bond Fund - Class I
           2003 ...........................     0.10%         216,645    13.460973      2,916,252        2.97%        1.90%
           2002 ...........................     0.10%         219,638    13.210181      2,901,458        4.39%       10.87%
           2001 ...........................     0.10%         701,232    11.914756      8,355,008        5.64%        7.15%
           2000 ...........................     0.10%         418,843    11.120055      4,657,557        6.46%       12.43%
           1999 ...........................     0.10%         705,360     9.890955      6,976,684        4.09%       -1.09% 4/1/99

        Gartmore GVIT Money Market Fund - Class I
           2003 ...........................     0.10%       1,177,112    11.541477     13,585,611        0.62%        0.52%
           2002 ...........................     0.10%       1,201,994    11.481201     13,800,335        1.67%        1.11%
           2001 ...........................     0.10%         650,549    11.355131      7,387,069        3.90%        3.50%
           2000 ...........................     0.10%         385,575    10.971228      4,230,231        6.02%        5.92%
           1999 ...........................     0.10%         197,969    10.357933      2,050,550        4.02%        3.58% 3/31/99

        Gartmore GVIT Money Market Fund - Class V
           2003 ...........................     0.10%         199,733    10.081195      2,013,547        0.71%        0.61%
           2002 ...........................     0.10%         204,291    10.020530      2,047,104        0.29%        0.21% 10/21/02

        Janus AS - International Growth Portfolio - Service Shares
           2002 ...........................     0.10%          19,156     4.689573         89,833        0.65%      -25.83%
           2001 ...........................     0.10%          19,353     6.322889        122,367        0.69%      -23.51%
           2000 ...........................     0.10%          19,437     8.265856        160,663        5.07%      -17.34% 1/27/00

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                                              Contract                                             Investment
                                               Expense                  Unit         Contract        Income       Total
                                                Rate*      Units     Fair Value   Owners' Equity      Ratio**   Return***
                                              --------   ---------   ----------   --------------   ----------   ---------
        MAS GVIT Multi Sector Bond Fund - Class I
           2003 ...........................     0.10%        6,204   $13.400762     $    83,138       5.42%      12.00%
           2002 ...........................     0.10%        6,306    11.964522          75,448       5.16%       7.10%
           2001 ...........................     0.10%        6,853    11.171361          76,557       3.64%       4.08%
           2000 ...........................     0.10%        8,206    10.733031          88,075       9.71%       5.55%
           1999 ...........................     0.10%        1,287    10.168791          13,087       6.57%       1.69% 4/1/99

        Neuberger Berman AMT - Guardian Portfolio
           2003 ...........................     0.10%       86,143    10.538218         907,794       0.83%      31.63%
           2002 ...........................     0.10%       87,360     8.005967         699,401       0.68%     -26.52%
           2001 ...........................     0.10%       85,302    10.895640         929,420       0.33%      -1.61%
           2000 ...........................     0.10%       42,555    11.073505         471,233       0.76%       1.03%
           1999 ...........................     0.10%       26,597    10.960631         291,520       0.70%       9.61% 4/1/99

        Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2003 ...........................     0.10%      294,600     9.150815       2,695,830       0.00%      25.46%
           2002 ...........................     0.10%      299,938     7.293537       2,187,609       0.63%     -27.86%
           2001 ...........................     0.10%      316,324    10.110661       3,198,245       1.18%     -31.34%
           2000 ...........................     0.10%      129,500    14.724854       1,906,869       0.00%     -11.33%
           1999 ...........................     0.10%       44,061    16.605768         731,667       0.00%      63.57% 8/9/99

        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2003 ...........................     0.10%      272,222    11.008811       2,996,841       0.40%      30.81%
           2002 ...........................     0.10%      276,368     8.415727       2,325,838       0.60%     -26.93%
           2001 ...........................     0.10%      228,318    11.517595       2,629,674       0.62%     -12.66%
           2000 ...........................     0.10%      146,936    13.187632       1,937,738       0.09%      -0.33%
           1999 ...........................     0.10%       68,065    13.231306         900,589       0.01%      32.31% 4/1/99

     The BEST of AMERICA(R) America's FUTURE Life Series(SM)
        Reduced Fee Tier - (0.20%)

        Dreyfus Stock Index Fund
           2003 ...........................     0.20%      485,834     9.243500       4,490,807       1.53%      28.11%
           2002 ...........................     0.20%      495,647     7.215457       3,576,320       1.31%     -22.52%

        Gartmore GVIT Money Market Fund - Class I
           2003 ...........................     0.20%    1,237,228    10.399136      12,866,102       0.62%       0.42%

     The BEST of AMERICA(R) America's FUTURE Life Series(SM)
        Reduced Fee Tier - (0.25%)

        AIM VIF Basic Value Fund - Series I
           2003 ...........................     0.25%          237    13.121262           3,110       0.07%      33.29%

        Alliance VPS Growth & Income Portfolio - Class A
           2003 ...........................     0.25%      268,363    13.238290       3,552,667       0.00%      32.17%
           2002 ...........................     0.25%          189    10.015954           1,893       0.00%       0.16% 9/3/02

        American Century VP Balanced Fund - Class I
           2003 ...........................     0.25%       33,960    10.517618         357,178       2.44%      19.16%
           2002 ...........................     0.25%       19,978     8.826373         176,333       4.06%      -9.78%

        American Century VP Capital Appreciation Fund - Class I
           2003 ...........................     0.25%       48,415    10.916046         528,500       0.00%      20.17%
           2002 ...........................     0.25%       25,544     9.083587         232,031       0.00%     -21.40%

        American Century VP Income & Growth Fund - Class I
           2003 ...........................     0.25%      441,398    10.856971       4,792,245       1.33%      29.03%
           2002 ...........................     0.25%      164,402     8.414316       1,383,330       0.92%     -19.57%

        American Century VP International Fund - Class I
           2003 ...........................     0.25%      287,903     9.251932       2,663,659       0.75%      24.20%
           2002 ...........................     0.25%      448,747     7.449257       3,342,832       0.85%     -20.57%
           2001 ...........................     0.25%       99,643     9.378457         934,498       0.08%     -29.35%

        American Century VP Ultra Fund - Class I
           2003 ...........................     0.25%          921     9.998079           9,208       0.00%      24.59%

                                              Contract                                             Investment
                                               Expense                  Unit         Contract        Income       Total
                                                Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                              --------   ---------   ----------   --------------   ----------   ---------
        American Century VP Value Fund - Class I
           2003 ...........................     0.25%      326,659   $13.800619     $ 4,508,096       1.15%       28.64%
           2002 ...........................     0.25%      543,488    10.728386       5,830,749       0.89%      -12.84%
           2001 ...........................     0.25%       61,779    12.308603         760,413       2.06%       12.54%

        Baron Capital Asset Trust
           2003 ...........................     0.25%        5,295    12.578424          66,603       0.00%       29.69%

        Comstock GVIT Value Fund - Class I
           2003 ...........................     0.25%        5,386     9.574848          51,570       1.37%       31.11%
           2002 ...........................     0.25%          795     7.303175           5,806       1.49%      -25.33%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2003 ...........................     0.25%       36,710     8.240624         302,513       0.00%       47.29%
           2002 ...........................     0.25%       28,304     5.594896         158,358       0.00%      -34.32%

        Credit Suisse Trust - International Focus Portfolio
           2003 ...........................     0.25%       10,498     8.284148          86,967       0.26%       32.76%
           2002 ...........................     0.25%        6,627     6.240010          41,353       0.00%      -20.10%

        Credit Suisse Trust - Large Cap Value Portfolio
           2003 ...........................     0.25%       14,955    11.049535         165,246       0.68%       24.85%
           2002 ...........................     0.25%       20,320     8.850153         179,835       1.58%      -23.29%

        Credit Suisse Trust - Small Cap Growth Portfolio
           2003 ...........................     0.25%      194,729     8.831040       1,719,660       0.00%       48.18%
           2002 ...........................     0.25%       60,738     5.959804         361,987       0.00%      -33.86%

        Dreyfus GVIT Mid Cap Index Fund - Class I
           2003 ...........................     0.25%       40,399    15.224120         615,039       0.48%       34.31%
           2002 ...........................     0.25%       28,162    11.334653         319,206       0.40%      -15.51%

        Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares
           2003 ...........................     0.25%       34,437    13.102225         451,201       2.38%       31.39%

        Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
           2003 ...........................     0.25%       38,530     8.838565         340,550       0.11%       25.69%
           2002 ...........................     0.25%       31,863     7.032114         224,064       0.20%      -29.12%

        Dreyfus Stock Index Fund
           2003 ...........................     0.25%    2,068,013    10.441111      21,592,353       1.53%       28.04%
           2002 ...........................     0.25%    1,232,421     8.154376      10,049,624       1.31%      -22.56%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2003 ...........................     0.25%      224,737    11.045756       2,482,390       0.76%       20.87%
           2002 ...........................     0.25%      439,969     9.138785       4,020,782       0.68%      -16.92%
           2001 ...........................     0.25%       81,810    11.000259         899,931       1.41%       -9.54%

        Dreyfus VIF - Growth and Income Portfolio - Initial Shares
           2003 ...........................     0.25%       80,448     9.020649         725,693       0.90%       26.25%
           2002 ...........................     0.25%       33,735     7.144829         241,031       0.79%      -25.51%

        Dreyfus VIF - International Value Portfolio - Initial Shares
           2003 ...........................     0.25%       20,411    12.829044         261,854       1.91%       36.02%

        Federated GVIT High Income Bond Fund - Class I
           2003 ...........................     0.25%      118,799    12.368539       1,469,370       7.88%       21.97%
           2002 ...........................     0.25%       32,758    10.140967         332,198       6.71%        2.97%

        Federated Quality Bond Fund II - Primary Shares
           2003 ...........................     0.25%      219,801    13.311504       2,925,882       3.73%        4.38%
           2002 ...........................     0.25%       80,161    12.752372       1,022,243       3.08%        9.03%

        Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
           2003 ...........................     0.25%       24,845    10.332655         256,715       1.09%       30.00%
           2002 ...........................     0.25%       12,039     7.947917          95,685       1.59%      -17.15%

        Fidelity(R) VIP - Equity-Income Portfolio: Service Class
           2003 ...........................     0.25%      225,660    11.561882       2,609,054       1.24%       29.89%
           2002 ...........................     0.25%      128,998     8.900967       1,148,207       1.64%      -17.20%

        Fidelity(R) VIP - Growth Portfolio: Initial Class
           2003 ...........................     0.25%      583,926     7.916010       4,622,364       0.27%       32.52%
           2002 ...........................     0.25%      657,216     5.973595       3,925,942       0.27%      -30.28%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                                                 Contract                                             Investment
                                                  Expense                  Unit         Contract        Income      Total
                                                   Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                 --------   ---------   ----------   --------------   ----------   ---------
        Fidelity(R) VIP - Growth Portfolio: Service Class

           2003 ..............................     0.25%      744,778   $11.089106     $ 8,258,922       0.20%      32.45%
           2002 ..............................     0.25%      105,881     8.372313         886,469       0.13%     -30.37%

        Fidelity(R) VIP - High Income Portfolio: Initial Class
           2003 ..............................     0.25%      218,094    11.547696       2,518,483       5.94%      26.95%
           2002 ..............................     0.25%      157,634     9.096470       1,433,913      11.84%       3.19%
           2001 ..............................     0.25%       17,011     8.815683         149,964       0.00%     -11.84% 1/2/01

        Fidelity(R) VIP - High Income Portfolio: Service Class
           2003 ..............................     0.25%      225,045     8.628552       1,941,812       8.69%      26.65%
           2002 ..............................     0.25%      202,059     6.812756       1,376,579       8.16%       3.36%

        Fidelity(R) VIP - Overseas Portfolio: Initial Class
           2003 ..............................     0.25%      180,429     8.983417       1,620,869       0.53%      43.01%
           2002 ..............................     0.25%       61,653     6.281639         387,282       1.22%     -20.48%

        Fidelity(R) VIP - Overseas Portfolio: Service Class
           2003 ..............................     0.25%      231,142     9.722686       2,247,321       0.85%      42.85%
           2002 ..............................     0.25%      180,948     6.806371       1,231,599       0.80%     -20.54%

        Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class
           2003 ..............................     0.25%      331,284    10.426372       3,454,090       3.44%      17.68%
           2002 ..............................     0.25%      264,838     8.859897       2,346,437       6.02%      -8.96%

        Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
           2003 ..............................     0.25%       51,152    10.478748         536,009       0.34%      28.14%
           2002 ..............................     0.25%       29,791     8.177385         243,612       1.05%      -9.58%

        Fidelity(R) VIP II - Contrafund Portfolio: Service Class
           2003 ..............................     0.25%      549,404    13.225654       7,266,227       0.35%      28.03%
           2002 ..............................     0.25%      197,400    10.329955       2,039,133       0.78%      -9.65%

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
           2003 ..............................     0.25%       94,088     8.944397         841,560       0.88%      29.55%
           2002 ..............................     0.25%      123,821     6.904305         854,898       1.09%     -22.04%

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
           2003 ..............................     0.25%      109,290     8.311178         908,329       0.68%      29.34%
           2002 ..............................     0.25%       47,312     6.425970         304,025       0.59%     -22.11%

        Franklin Templeton VIT - Templeton Foreign Securities Fund - Class 2
           2003 ..............................     0.25%       42,677    12.500683         533,492       1.42%      31.88%

        Gartmore GVIT Emerging Markets Fund - Class I
           2003 ..............................     0.25%          187    11.479519           2,147       0.00%      64.85%

        Gartmore GVIT Global Financial Services Fund - Class I
           2003 ..............................     0.25%           44    12.204124             537       5.11%      41.10%

        Gartmore GVIT Global Technology and Communications Fund - Class I
           2003 ..............................     0.25%        5,272     3.036698          16,009       0.00%      54.84%
           2002 ..............................     0.25%       75,752     1.961141         148,560       0.00%     -42.92%

        Gartmore GVIT Government Bond Fund - Class I
           2003 ..............................     0.25%    1,071,165    14.066694      15,067,750       2.97%       1.75%
           2002 ..............................     0.25%    2,395,247    13.825336      33,115,095       4.39%      10.71%
           2001 ..............................     0.25%      109,436    12.488292       1,366,669       5.64%       6.99%

        Gartmore GVIT Growth Fund - Class I
           2003 ..............................     0.25%      140,404     5.762938         809,140       0.02%      32.41%
           2002 ..............................     0.25%      118,799     4.352418         517,063       0.00%     -28.90%

        Gartmore GVIT ID Aggressive Fund
           2003 ..............................     0.25%          158    10.933839           1,728       1.49%      31.54%

        Gartmore GVIT ID Conservative Fund
           2003 ..............................     0.25%       28,851    10.792806         311,383       3.07%       7.64%

        Gartmore GVIT ID Moderate Fund
           2003 ..............................     0.25%          157    10.920096           1,714       2.03%      19.75%

                                                 Contract                                             Investment
                                                  Expense                  Unit         Contract        Income      Total
                                                   Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                 --------   ---------   ----------   --------------   ----------   ---------
        Gartmore GVIT ID Moderately Aggressive Fund
           2003 ..............................     0.25%          157   $10.949354     $     1,719       1.63%      26.33%

        Gartmore GVIT ID Moderately Conservative Fund
           2003 ..............................     0.25%          156    10.910488           1,702       2.43%      13.41%

        Gartmore GVIT Money Market Fund - Class I
           2003 ..............................     0.25%      694,925    11.966375       8,315,733       0.62%       0.37%
           2002 ..............................     0.25%      194,096    11.921779       2,313,970       1.67%       0.96%

        Gartmore GVIT Money Market Fund - Class V
           2003 ..............................     0.25%    5,055,493    10.063117      50,874,018       0.71%       0.45%
           2002 ..............................     0.25%    3,005,382    10.017601      30,106,718       0.29%       0.18% 10/21/02

        Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
           2003 ..............................     0.25%       60,484     9.391261         568,021       0.04%      38.46%
           2002 ..............................     0.25%       44,591     6.782590         302,442       0.03%     -25.55%

        Gartmore GVIT Small Cap Growth Fund - Class I
           2003 ..............................     0.25%      235,314    13.566592       3,192,409       0.00%      33.93%
           2002 ..............................     0.25%      198,097    10.129586       2,006,641       0.00%     -33.45%

        Gartmore GVIT Small Cap Value Fund - Class I
           2003 ..............................     0.25%      206,506    17.672379       3,649,452       0.00%      56.46%
           2002 ..............................     0.25%      300,189    11.294975       3,390,627       0.01%     -27.34%
           2001 ..............................     0.25%       65,785    15.545961       1,022,691       0.04%      27.96%

        Gartmore GVIT Small Company Fund - Class I
           2003 ..............................     0.25%      323,465    15.272205       4,940,024       0.00%      40.66%
           2002 ..............................     0.25%      357,379    10.857469       3,880,231       0.00%     -17.54%
           2001 ..............................     0.25%       31,468    13.166162         414,313       0.15%      -6.94%

        Gartmore GVIT Total Return Fund - Class I
           2003 ..............................     0.25%       99,546     9.754873         971,059       0.58%      27.19%
           2002 ..............................     0.25%       89,572     7.669285         686,953       0.75%     -17.56%

        Gartmore GVIT U.S. Growth Leaders Fund - Class I
           2003 ..............................     0.25%           85    12.463103           1,059       0.00%      51.76%

        Gartmore GVIT Worldwide Leaders Fund - Class I
           2003 ..............................     0.25%        4,702     9.110845          42,839       0.00%      35.72%
           2002 ..............................     0.25%        3,114     6.713015          20,904       1.98%     -25.58%

        Goldman Sachs VIT Mid Cap Value Fund
           2003 ..............................     0.25%       16,236    12.655709         205,478       1.17%      28.07%

        J. P. Morgan GVIT Balanced Fund - Class I
           2003 ..............................     0.25%      302,735     9.947843       3,011,560       2.19%      18.12%
           2002 ..............................     0.25%       86,784     8.421910         730,887       1.80%     -12.53%

        Janus AS - Balanced Portfolio - Service Shares
           2003 ..............................     0.25%       94,676    11.387925       1,078,163       2.00%      13.44%
           2002 ..............................     0.25%       40,005    10.038914         401,607       2.14%       0.39% 9/3/02

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2003 ..............................     0.25%      193,417     6.444456       1,246,467       0.21%      19.93%
           2002 ..............................     0.25%      240,176     5.373376       1,290,556       0.32%     -16.14%

        Janus AS - Global Technology Portfolio - Service Shares
           2003 ..............................     0.25%      236,572     3.535026         836,288       0.00%      46.11%
           2002 ..............................     0.25%      197,466     2.419456         477,760       0.00%     -41.08%

        Janus AS - International Growth Portfolio - Service Shares
           2003 ..............................     0.25%       56,008     6.265664         350,927       1.04%      34.20%
           2002 ..............................     0.25%       42,104     4.668998         196,583       0.65%     -25.94%

        MAS GVIT Multi Sector Bond Fund - Class I
           2003 ..............................     0.25%      163,122    13.271836       2,164,928       5.42%      11.84%
           2002 ..............................     0.25%       30,699    11.867197         364,311       5.16%       6.94%

        Neuberger Berman AMT - Fasciano Portfolio - S Class
           2003 ..............................     0.25%       14,408    12.553503         180,871       0.00%      24.75%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                                                    Contract                                             Investment
                                                     Expense                  Unit         Contract        Income       Total
                                                      Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                    --------   ---------   ----------   --------------   ----------   ---------
        Neuberger Berman AMT - Growth Portfolio
           2003 .................................     0.25%       96,290   $ 6.853558    $   659,929        0.00%      31.07%
           2002 .................................     0.25%       40,557     5.228846        212,066        0.00%     -31.34%

        Neuberger Berman AMT - Guardian Portfolio
           2003 .................................     0.25%       97,420    10.242831        997,857        0.83%      31.43%
           2002 .................................     0.25%       18,457     7.793221        143,839        0.68%     -26.63%

        Neuberger Berman AMT - Limited Maturity Bond Portfolio
           2003 .................................     0.25%          706    11.596366          8,187        3.97%       2.17%
           2002 .................................     0.25%       21,357    11.350244        242,407        9.00%       5.08%

        Neuberger Berman AMT - Mid-Cap Growth Portfolio
           2003 .................................     0.25%      109,829    10.845085      1,191,105        0.00%      27.75%
           2002 .................................     0.25%       65,076     8.489245        552,446        0.00%     -29.52%

        Neuberger Berman AMT - Partners Portfolio
           2003 .................................     0.25%      548,969     9.937929      5,455,615        0.00%      34.75%
           2002 .................................     0.25%      316,104     7.375034      2,331,278        0.67%     -24.33%
           2001 .................................     0.25%       62,408     9.746550        608,263        0.66%      -3.07%

        Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2003 .................................     0.25%      320,894     9.726809      3,121,275        0.00%      25.28%
           2002 .................................     0.25%      149,104     7.764240      1,157,679        0.63%     -27.97%

        Oppenheimer Bond Fund/VA - Initial Class
           2003 .................................     0.25%       76,473    12.361877        945,350        5.96%       6.51%
           2002 .................................     0.25%       70,841    11.605998        822,181        6.25%       8.81%

        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2003 .................................     0.25%      330,090    12.469347      4,116,007        0.40%      30.62%
           2002 .................................     0.25%      310,569     9.546535      2,964,858        0.60%     -27.04%
           2001 .................................     0.25%       49,259    13.084853        644,547        0.62%     -12.80%

        Oppenheimer Global Securities Fund/VA - Initial Class
           2003 .................................     0.25%        4,381     9.316393         40,815        0.99%      42.66%
           2002 .................................     0.25%       26,889     6.530337        175,594        0.59%     -22.33%

        Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
           2003 .................................     0.25%       33,073     9.069907        299,969        0.75%      26.40%
           2002 .................................     0.25%       17,824     7.175431        127,895        0.69%     -19.00%

        Oppenheimer Multiple Strategies Fund/VA - Initial Class
           2003 .................................     0.25%       62,221    11.441957        711,930        2.69%      24.65%
           2002 .................................     0.25%       29,567     9.179615        271,414        3.42%     -10.63%

        PIMCO VIT Low Duration Portfolio - Administrative Shares
           2003 .................................     0.25%    2,471,858    10.400435     25,708,398        1.31%       2.09%
           2002 .................................     0.25%      241,735    10.187617      2,462,704        0.17%       1.88% 9/3/02

        PIMCO VIT Real Return Portfolio - Administrative Shares
           2003 .................................     0.25%       34,984    11.253423        393,690        2.65%       8.58%

        PIMCO VIT Total Return Portfolio - Administrative Shares
           2003 .................................     0.25%       50,980    10.825824        551,901        2.81%       4.78%

        Pioneer High Yield VCT Portfolio - Class I Shares
           2003 .................................     0.25%       38,913    13.725038        534,082        7.87%      32.45%

        Royce Capital Fund - Micro Cap
           2003 .................................     0.25%      174,290    15.042113      2,621,690        0.00%      48.79%
           2002 .................................     0.25%       31,864    10.109520        322,130        0.00%       1.10% 9/3/02

        Strong GVIT Mid Cap Growth Fund - Class I
           2003 .................................     0.25%       71,540    10.003212        715,630        0.00%      39.79%
           2002 .................................     0.25%       46,799     7.156130        334,900        0.00%     -37.17%

        Strong Opportunity Fund II, Inc
           2003 .................................     0.25%      200,633     9.449055      1,895,792        0.09%      36.66%
           2002 .................................     0.25%      449,933     6.914071      3,110,869        0.33%     -27.00%
           2001 .................................     0.25%       98,866     9.471507        936,410        0.66%      -3.94%

                                                    Contract                                             Investment
                                                     Expense                  Unit         Contract        Income       Total
                                                      Rate*      Units     Fair Value   Owners' Equity      Ratio**    Return***
                                                    --------   ---------   ----------   --------------   ----------   ----------
        Strong VIF - Strong Discovery Fund II
           2003 .................................     0.25%       16,721   $13.369301    $   223,548        0.00%      39.08%
           2002 .................................     0.25%        3,644     9.612684         35,029        0.00%     -12.24%

        Strong VIF - Strong International Stock Fund II
           2002 .................................     0.25%          779     5.427838          4,228        3.98%     -26.73%

        T. Rowe Price Equity Income Portfolio - II
           2003 .................................     0.25%       60,983    12.637920        770,698        1.61%      24.86%
           2002 .................................     0.25%       15,768    10.121829        159,601        0.00%       1.22% 9/3/02

        T. Rowe Price Mid Cap Growth Portfolio - II
           2003 .................................     0.25%      163,581    14.117448      2,309,346        0.00%      37.75%
           2002 .................................     0.25%      146,130    10.248778      1,497,654        0.00%       2.49% 9/3/02

        Turner GVIT Growth Focus Fund - Class I
           2003 .................................     0.25%          161     3.309832            533        0.00%      50.59%

        Van Eck WIT - Worldwide Bond Fund
           2003 .................................     0.25%        1,328    13.398966         17,794        1.41%      17.87%
           2002 .................................     0.25%        1,525    11.367774         17,336        0.00%      21.35%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2003 .................................     0.25%       23,844    10.699174        255,111        0.11%      53.80%
           2002 .................................     0.25%       18,192     6.956422        126,551        0.21%      -3.14%

        Van Eck WIT - Worldwide Hard Assets Fund
           2003 .................................     0.25%       30,097    11.510500        346,432        0.45%      44.72%
           2002 .................................     0.25%       21,336     7.953846        169,703        0.71%      -3.08%

        Van Kampen UIF - Emerging Markets Debt Portfolio
           2003 .................................     0.25%       25,519    14.819043        378,167        0.00%      27.55%
           2002 .................................     0.25%        7,970    11.618658         92,601       11.04%       8.95%

        Van Kampen UIF - Mid Cap Growth Portfolio
           2003 .................................     0.25%       18,020     5.939719        107,034        0.00%      41.41%
           2002 .................................     0.25%        6,784     4.200344         28,495        0.00%     -31.33%

        Van Kampen UIF - U.S.Real Estate Portfolio
           2003 .................................     0.25%      165,337    15.503467      2,563,297        0.00%      37.17%
           2002 .................................     0.25%       77,541    11.302528        876,409        3.37%      -1.03%

     The BEST of AMERICA(R) America's FUTURE Life Series(SM)
        Reduced Fee Tier - (0.40%)

        AIM VIF Basic Value Fund - Series I
           2003 .................................     0.40%           74    13.095200            969        0.07%      33.09%

        Alliance VPS Growth & Income Portfolio - Class A
           2003 .................................     0.40%       12,315    13.212012        162,706        0.00%      31.97%

        American Century VP Balanced Fund - Class I
           2002 .................................     0.40%        5,935     8.799999         52,228        4.06%      -9.92%
           2001 .................................     0.40%       60,611     9.768970        592,107        4.81%      -2.31% 1/2/01

        American Century VP Capital Appreciation Fund - Class I
           2002 .................................     0.40%       16,516     8.625662        142,461        0.00%     -21.52%
           2001 .................................     0.40%       71,775    10.990234        788,824        0.00%     -22.88% 1/2/01

        American Century VP Income & Growth Fund - Class I
           2003 .................................     0.40%        8,878    10.765053         95,572        1.33%      28.84%
           2002 .................................     0.40%      345,427     8.355578      2,886,242        0.92%     -19.69%
           2001 .................................     0.40%      441,129    10.404509      4,589,731        0.80%      -8.72%
           2000 .................................     0.40%      379,953    11.398555      4,330,915        0.52%     -10.97%
           1999 .................................     0.40%      233,365    12.803106      2,987,797        0.01%      17.55%

        American Century VP International Fund - Class I
           2003 .................................     0.40%      353,253     9.173579      3,240,594        0.75%      24.01%
           2002 .................................     0.40%      870,283     7.397247      6,437,698        0.85%     -20.69%
           2001 .................................     0.40%    2,019,244     9.326990     18,833,469        0.08%     -29.46%
           2000 .................................     0.40%      624,317    13.221985      8,254,710        0.08%     -17.16%
           1999 .................................     0.40%      181,283    15.960157      2,893,305        0.00%      63.39%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                                                   Contract                                           Investment
                                                   Expense                Unit         Contract         Income      Total
                                                     Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                   --------   -------   ----------   --------------   ----------   ---------
        American Century VP Ultra Fund - Class I
           2003 ................................     0.40%        221   $ 9.973091     $    2,204        0.00%      24.40%

        American Century VP Value Fund - Class I
           2003 ................................     0.40%     10,857    13.683795        148,565        1.15%      28.44%
           2002 ................................     0.40%    244,223    10.653510      2,601,832        0.89%     -12.97%
           2001 ................................     0.40%    540,885    12.241061      6,621,006        2.06%      12.37%
           2000 ................................     0.40%    101,219    10.893612      1,102,641        0.08%      17.67%
           1999 ................................     0.40%     34,114     9.257533        315,811        0.71%      -1.25%

        Calvert Social Equity Portfolio
           2002 ................................     0.40%    292,051    10.280692      3,002,486        0.00%       2.81% 9/3/02

        Comstock GVIT Value Fund - Class I
           2003 ................................     0.40%        898     9.493770          8,525        1.37%      30.91%
           2002 ................................     0.40%      4,068     7.252185         29,502        1.49%     -25.44%
           2001 ................................     0.40%     34,435     9.726929        334,947       13.29%     -12.51%
           2000 ................................     0.40%     22,688    11.117142        252,226        1.45%     -10.98%
           1999 ................................     0.40%      4,316    12.487973         53,898        1.38%      18.02%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2002 ................................     0.40%     25,444     5.555805        141,362        0.00%     -34.42%
           2001 ................................     0.40%     60,385     8.471776        511,568        0.00%     -28.92%
           2000 ................................     0.40%     91,578    11.918959      1,091,514        0.00%     -19.26%
           1999 ................................     0.40%     44,018    14.762349        649,809        0.00%      62.85%

        Credit Suisse Trust - International Focus Portfolio
           2002 ................................     0.40%      6,909     6.196425         42,811        0.00%     -20.22%
           2001 ................................     0.40%     23,360     7.767318        181,445        0.00%     -22.59%
           2000 ................................     0.40%     30,020    10.033586        301,208        0.44%     -26.19%
           1999 ................................     0.40%     31,892    13.593893        433,536        1.08%      52.82%

        Credit Suisse Trust - Large Cap Value Portfolio
           2003 ................................     0.40%         44    10.955988            482        0.68%      24.66%
           2002 ................................     0.40%      5,870     8.788383         51,588        1.58%     -23.40%
           2001 ................................     0.40%      9,126    11.473418        104,706        0.00%       0.54%
           2000 ................................     0.40%     24,581    11.411760        280,512        0.77%       8.48%
           1999 ................................     0.40%     36,533    10.519954        384,325        0.77%       5.82%

        Credit Suisse Trust - Small Cap Growth Portfolio
           2002 ................................     0.40%     19,423     5.941951        115,411        0.00%     -33.96%
           2001 ................................     0.40%    623,977     8.996921      5,613,872        0.00%     -10.03% 1/2/01

        Dreyfus GVIT Mid Cap Index Fund - Class I
           2003 ................................     0.40%        648    15.095175          9,782        0.48%      34.11%
           2002 ................................     0.40%     31,370    11.255500        353,085        0.40%     -15.64%
           2001 ................................     0.40%     93,948    13.342471      1,253,498        0.80%      -1.70%
           2000 ................................     0.40%     86,361    13.573326      1,172,206        0.79%      14.75%
           1999 ................................     0.40%     49,740    11.828670        588,358        0.11%      20.44%

        Dreyfus IP - European Equity Portfolio
           2001 ................................     0.40%        368     9.025727          3,321        0.96%     -28.42%
           2000 ................................     0.40%         66    12.608842            832        0.00%      -1.05%
           1999 ................................     0.40%     22,815    12.917253        294,707        0.41%      11.01%

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2003 ................................     0.40%        879    10.504526          9,233        0.04%      37.23%

        Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
           2003 ................................     0.40%        184     8.763701          1,613        0.11%      25.50%
           2002 ................................     0.40%      9,331     6.983004         65,158        0.20%     -29.23%
           2001 ................................     0.40%     49,368     9.867078        487,118        0.08%     -22.89%
           2000 ................................     0.40%     23,442    12.795380        299,949        1.21%     -11.39%
           1999 ................................     0.40%      7,538    14.439525        108,845        0.02%      29.56%

                                                   Contract                                         Investment
                                                   Expense                Unit        Contract        Income     Total
                                                     Rate*     Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                   --------  ---------  ----------  --------------  ----------  ---------
        Dreyfus Stock Index Fund
           2003 ................................     0.40%     999,962  $10.352696    $10,352,303      1.53%        27.85%
           2002 ................................     0.40%   1,276,399    8.097446     10,335,572      1.31%       -22.67%
           2001 ................................     0.40%   4,387,066   10.471621     45,939,692      1.15%       -12.53%
           2000 ................................     0.40%   3,579,449   11.972080     42,853,450      1.01%        -9.64%
           1999 ................................     0.40%   2,198,099   13.249543     29,123,807      1.36%        20.12%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2003 ................................     0.40%      19,784   10.952239        216,679      0.76%        20.69%
           2002 ................................     0.40%     171,507    9.074997      1,556,426      0.68%       -17.05%
           2001 ................................     0.40%   1,262,700   10.939900     13,813,812      1.41%        -9.67%
           2000 ................................     0.40%     259,664   12.111451      3,144,908      0.89%        -2.39%
           1999 ................................     0.40%     119,919   12.239522      1,467,751      0.90%        11.01%

        Dreyfus VIF - Growth and Income Portfolio - Initial Shares
           2002 ................................     0.40%       6,877    7.123450         48,988      0.79%       -25.63%
           2001 ................................     0.40%      67,090    9.577914        642,582      1.11%        -4.22% 1/2/01

        Dreyfus VIF - International Value Portfolio - Initial Shares
           2003 ................................     0.40%          42   12.803571            538      1.91%        35.81%

        Federated GVIT High Income Bond Fund - Class I
           2003 ................................     0.40%      20,240   12.263819        248,220      7.88%        21.78%
           2002 ................................     0.40%      61,831   10.070195        622,650      6.71%         2.81%
           2001 ................................     0.40%     202,186    9.794650      1,980,341     12.12%         3.80%
           2000 ................................     0.40%     150,482    9.436226      1,419,982     17.24%        -8.64%
           1999 ................................     0.40%      16,667   10.328712        172,149     13.72%         2.78%

        Federated Quality Bond Fund II - Primary Shares
           2003 ................................     0.40%      26,065   13.218733        344,546      3.73%         4.23%
           2002 ................................     0.40%      67,406   12.682507        854,877      3.08%         8.87%
           2001 ................................     0.40%      87,721   11.649181      1,021,878      1.06%         7.58%
           2000 ................................     0.40%      23,465   10.828312        254,086      0.15%        10.01%

        Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
           2002 ................................     0.40%         580    7.924138          4,596      1.59%       -17.28%
           2001 ................................     0.40%      50,510    9.579298        483,850      0.00%        -4.21% 1/2/01

        Fidelity(R) VIP - Equity-Income Portfolio: Service Class
           2003 ................................     0.40%     314,880   11.463982      3,609,779      1.24%        29.70%
           2002 ................................     0.40%     283,577    8.838834      2,506,490      1.64%       -17.33%
           2001 ................................     0.40%     348,625   10.691577      3,727,351      1.83%        -5.47%
           2000 ................................     0.40%     224,240   11.310203      2,536,200      0.52%         7.87%
           1999 ................................     0.40%     162,451   10.484615      1,703,236      0.02%         5.83%

        Fidelity(R) VIP - Growth Portfolio: Initial Class
           2002 ................................     0.40%      13,636    5.955709         81,212      0.27%       -30.38%
           2001 ................................     0.40%     782,177    8.555147      6,691,639      0.00%       -14.45% 1/2/01

        Fidelity(R) VIP - Growth Portfolio: Service Class
           2003 ................................     0.40%      73,719   10.995198        810,555      0.20%        32.25%
           2002 ................................     0.40%     810,618    8.313850      6,739,356      0.13%       -30.48%
           2001 ................................     0.40%     776,074   11.958538      9,280,710      0.00%       -18.06%
           2000 ................................     0.40%   1,119,466   14.593603     16,337,042      0.06%       -11.42%
           1999 ................................     0.40%     444,364   16.475102      7,320,942      0.05%        36.74%

        Fidelity(R) VIP - High Income Portfolio: Initial Class
           2002 ................................     0.40%       9,669    9.069304         87,691     11.84%         3.03%
           2001 ................................     0.40%     231,589    8.802536      2,038,571      0.00%       -11.97% 1/2/01

        Fidelity(R) VIP - High Income Portfolio: Service Class
           2003 ................................     0.40%      43,065    8.555502        368,443      8.69%        26.46%
           2002 ................................     0.40%     199,930    6.765203      1,352,567      8.16%         3.20%
           2001 ................................     0.40%     165,596    6.555148      1,085,506     31.36%       -12.25%
           2000 ................................     0.40%     266,741    7.470194      1,992,607      7.76%       -22.92%
           1999 ................................     0.40%     137,733    9.691447      1,334,832      8.40%         7.64%

        Fidelity(R) VIP - Overseas Portfolio: Initial Class
           2001 ................................     0.40%     329,072    7.887510      2,595,559      0.00%       -21.12% 1/2/01

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                                                  Contract                                             Investment
                                                   Expense                  Unit         Contract        Income      Total
                                                    Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   ---------   ----------   --------------   ----------   ---------
        Fidelity(R) VIP - Overseas Portfolio: Service Class
           2003 ...............................     0.40%       49,020   $ 9.640353   $    472,570        0.85%      42.63%
           2002 ...............................     0.40%      273,526     6.758846      1,848,720        0.80%     -20.66%
           2001 ...............................     0.40%      396,195     8.518959      3,375,169        4.88%     -21.59%
           2000 ...............................     0.40%      314,294    10.864367      3,414,605        0.89%     -19.47%
           1999 ...............................     0.40%      118,048    13.491426      1,592,636        0.95%      41.89%

        Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class
           2002 ...............................     0.40%       25,075     8.833425        221,498        6.02%      -9.09%
           2001 ...............................     0.40%      930,387     9.716913      9,040,490        0.00%      -2.83% 1/2/01

        Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
           2002 ...............................     0.40%        6,139     8.152920         50,051        1.05%      -9.71%
           2001 ...............................     0.40%      141,885     9.029797      1,281,193        0.00%      -9.70% 1/2/01

        Fidelity(R) VIP II - Contrafund Portfolio: Service Class
           2003 ...............................     0.40%       26,935    13.113640        353,216        0.35%      27.84%
           2002 ...............................     0.40%      345,102    10.257824      3,539,996        0.78%      -9.79%
           2001 ...............................     0.40%      486,210    11.370566      5,528,483        0.64%     -12.71%
           2000 ...............................     0.40%      437,066    13.026647      5,693,504        0.30%      -7.09%
           1999 ...............................     0.40%      240,062    14.020034      3,365,677        0.29%      23.65%

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
           2001 ...............................     0.40%      103,589     8.842970        916,034        0.00%     -11.57% 1/2/01

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
           2003 ...............................     0.40%       22,412     8.240791        184,693        0.68%      29.14%
           2002 ...............................     0.40%      128,782     6.381088        821,769        0.59%     -22.23%
           2001 ...............................     0.40%      248,120     8.204875      2,035,794        0.35%     -14.78%
           2000 ...............................     0.40%      231,706     9.628054      2,230,878        1.33%     -17.51%
           1999 ...............................     0.40%      212,333    11.671298      2,478,202        0.27%       3.77%

        Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
           2002 ...............................     0.40%        3,768     7.489405         28,220        0.00%     -25.11% 5/1/02

        Franklin Templeton VIT - Templeton Foreign Securities Fund - Class 2
           2003 ...............................     0.40%       47,616    12.475864        594,051        1.42%      31.68%

        Gartmore GVIT Emerging Markets Fund - Class I
           2003 ...............................     0.40%           23    11.423706            263        0.00%      64.60%

        Gartmore GVIT Global Financial Services Fund - Class I
           2003 ...............................     0.40%            5    12.173639             61        5.11%      40.89%

        Gartmore GVIT Global Technology and Communications Fund - Class I
           2003 ...............................     0.40%           45     3.021924            136        0.00%      54.61%
           2002 ...............................     0.40%       30,525     1.954523         59,662        0.00%     -43.01%

        Gartmore GVIT Government Bond Fund - Class I
           2003 ...............................     0.40%      276,537    13.947593      3,857,026        2.97%       1.59%
           2002 ...............................     0.40%    2,956,051    13.728864     40,583,222        4.39%      10.54%
           2001 ...............................     0.40%    4,296,504    12.419760     53,361,549        5.64%       6.82%
           2000 ...............................     0.40%      921,266    11.626380     10,710,989        6.46%      12.09%
           1999 ...............................     0.40%      755,102    10.372218      7,832,083        4.09%      -2.74%

        Gartmore GVIT Growth Fund - Class I
           2003 ...............................     0.40%      336,262     5.714099      1,921,434        0.02%      32.21%
           2002 ...............................     0.40%       49,711     4.322008        214,851        0.00%     -29.01%
           2001 ...............................     0.40%      388,409     6.087822      2,364,565        0.00%     -28.42%
           2000 ...............................     0.40%      252,079     8.505270      2,144,000        0.20%     -26.82%
           1999 ...............................     0.40%      181,521    11.623180      2,109,851        0.88%       3.86%

        Gartmore GVIT Money Market Fund - Class I
           2003 ...............................     0.40%      374,808    11.864684      4,446,978        0.62%       0.22%
           2002 ...............................     0.40%    2,605,904    11.838269     30,849,393        1.67%       0.81%
           2001 ...............................     0.40%    7,088,786    11.743544     83,247,470        3.90%       3.19%
           2000 ...............................     0.40%    5,519,307    11.380873     62,814,532        6.02%       5.60%
           1999 ...............................     0.40%    1,550,267    10.776865     16,707,018        4.02%       4.43%

                                                  Contract                                             Investment
                                                   Expense                  Unit         Contract        Income      Total
                                                    Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   ---------   ----------   --------------   ----------   ---------
        Gartmore GVIT Money Market Fund - Class V
           2003 ...............................     0.40%      412,466   $10.045042    $ 4,143,238        0.71%       0.30%
           2002 ...............................     0.40%    2,205,085    10.014669     22,083,196        0.29%       0.15% 10/21/02

        Gartmore GVIT Nationwide(R)Strategic Value Fund - Class I
           2003 ...............................     0.40%           11     9.311693            102        0.04%      38.25%
           2002 ...............................     0.40%       16,892     6.735208        113,771        0.03%     -25.66%
           2001 ...............................     0.40%       87,806     9.059635        795,490        0.78%      -3.64%
           2000 ...............................     0.40%           29     9.402302            273        0.26%       7.18%
           1999 ...............................     0.40%       79,877     8.772237        700,700        0.51%      -3.46%

        Gartmore GVIT Small Cap Growth Fund - Class I
           2003 ...............................     0.40%        3,860    13.471955         52,002        0.00%      33.73%
           2002 ...............................     0.40%       21,186    10.074004        213,428        0.00%     -33.55%
           2001 ...............................     0.40%       15,332    15.161271        232,453        0.00%     -11.20%
           2000 ...............................     0.40%       37,119    17.072794        633,725        0.00%     -16.50%
           1999 ...............................     0.40%       29,320    20.447188        599,512        0.00%     104.47% 5/3/99

        Gartmore GVIT Small Cap Value Fund - Class I
           2003 ...............................     0.40%       17,971    17.522719        314,901        0.00%      56.23%
           2002 ...............................     0.40%      145,946    11.216089      1,636,943        0.01%     -27.45%
           2001 ...............................     0.40%      436,136    15.460620      6,742,933        0.04%      27.76%
           2000 ...............................     0.40%      203,318    12.101060      2,460,363        0.00%      10.76%
           1999 ...............................     0.40%       16,261    10.925665        177,662        0.00%      27.33%

        Gartmore GVIT Small Company Fund - Class I
           2003 ...............................     0.40%      152,314    15.142892      2,306,474        0.00%      40.45%
           2002 ...............................     0.40%      319,526    10.781666      3,445,023        0.00%     -17.66%
           2001 ...............................     0.40%      713,457    13.093906      9,341,939        0.15%      -7.08%
           2000 ...............................     0.40%      415,566    14.091380      5,855,898        0.03%       8.47%
           1999 ...............................     0.40%      202,708    12.991606      2,633,502        0.00%      43.45%

        Gartmore GVIT Total Return Fund - Class I
           2003 ...............................     0.40%      121,505     9.672247      1,175,226        0.58%      27.00%
           2002 ...............................     0.40%      633,169     7.615719      4,822,037        0.75%     -17.68%
           2001 ...............................     0.40%      205,773     9.251754      1,903,761        0.49%     -12.17%
           2000 ...............................     0.40%       18,361    10.534111        193,417        0.90%      -2.51%
           1999 ...............................     0.40%       13,172    10.805244        142,327        0.21%       6.52%

        Gartmore GVIT U.S.Growth Leaders Fund - Class I
           2003 ...............................     0.40%           11    12.431976            137        0.00%      51.53%

        Gartmore GVIT Worldwide Leaders Fund - Class I
           2003 ...............................     0.40%           22     9.033664            199        0.00%      35.52%
           2002 ...............................     0.40%        1,945     6.666122         12,966        1.98%     -25.69%
           2001 ...............................     0.40%      132,145     8.970354      1,185,387        1.71%     -19.14%
           2000 ...............................     0.40%       92,654    11.093053      1,027,816        0.65%     -12.67%
           1999 ...............................     0.40%       87,461    12.702408      1,110,965        0.14%      22.43%

        Goldman Sachs VIT Mid Cap Value Fund
           2003 ...............................     0.40%      168,012    12.630569      2,122,087        1.17%      27.88%

        J. P. Morgan GVIT Balanced Fund - Class I
           2003 ...............................     0.40%        9,355     9.863609         92,274        2.19%      17.94%
           2002 ...............................     0.40%       68,208     8.363123        570,432        1.80%     -12.66%
           2001 ...............................     0.40%      270,829     9.575644      2,593,362        2.65%      -4.06%
           2000 ...............................     0.40%      133,237     9.980967      1,329,834        2.82%      -0.75%
           1999 ...............................     0.40%       74,582    10.056111        750,005        5.55%       0.47%

        Janus AS - Balanced Portfolio - Service Shares
           2003 ...............................     0.40%           77    11.365300            875        2.00%      13.27%
           2002 ...............................     0.40%       19,826    10.033996        198,934        2.14%       0.34% 9/3/02

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2003 ...............................     0.40%       32,497     6.406568        208,194        0.21%      19.75%
           2002 ...............................     0.40%       97,497     5.349794        521,589        0.32%     -16.26%
           2001 ...............................     0.40%      419,473     6.388873      2,679,960        0.54%     -22.14%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                                                  Contract                                           Investment
                                                   Expense                Unit         Contract        Income       Total
                                                    Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   -------   ----------   --------------   ----------   ---------------
        Janus AS - Global Technology Portfolio - Service Shares
           2003 ...............................     0.40%      6,748   $ 3.514240     $   23,714        0.00%      45.89%
           2002 ...............................     0.40%    109,443     2.408830        263,630        0.00%     -41.17%
           2001 ...............................     0.40%    147,511     4.094407        603,970        0.76%     -37.57%
           2000 ...............................     0.40%    186,433     6.558143      1,222,654        1.21%     -34.42% 1/27/00

        Janus AS - International Growth Portfolio - Service Shares
           2003 ...............................     0.40%     43,912     6.228826        273,520        1.04%      34.00%
           2002 ...............................     0.40%    160,475     4.648509        745,969        0.65%     -26.05%
           2001 ...............................     0.40%    173,301     6.286392      1,089,438        0.69%     -23.74%
           2000 ...............................     0.40%     34,488     8.243024        284,285        5.07%     -17.57% 1/27/00

        MAS GVIT Multi Sector Bond Fund - Class I
           2003 ...............................     0.40%          1    13.159481             13        5.42%      11.67%
           2002 ...............................     0.40%    150,457    11.784392      1,773,044        5.16%       6.78%
           2001 ...............................     0.40%    125,046    11.036224      1,380,036        3.64%       3.77%
           2000 ...............................     0.40%    305,925    10.635225      3,253,581        9.71%       5.23%
           1999 ...............................     0.40%     41,704    10.106222        421,470        6.57%       1.15%

        Neuberger Berman AMT - Fasciano Portfolio - S Class
           2003 ...............................     0.40%        442    12.528578          5,538        0.00%      24.56%

        Neuberger Berman AMT - Growth Portfolio
           2002 ...............................     0.40%      5,625     5.213178         29,324        0.00%     -31.44%
           2001 ...............................     0.40%    124,202     7.603675        944,392        0.00%     -23.96% 1/2/01

        Neuberger Berman AMT - Guardian Portfolio
           2003 ...............................     0.40%      2,004    10.156098         20,353        0.83%      31.24%
           2002 ...............................     0.40%     91,943     7.738827        711,531        0.68%     -26.74%
           2001 ...............................     0.40%    135,015    10.563782      1,426,269        0.33%      -1.90%
           2000 ...............................     0.40%     70,872    10.768698        763,199        0.76%       0.73%
           1999 ...............................     0.40%     49,845    10.690765        532,881        0.70%      14.47%

        Neuberger Berman AMT - Limited Maturity Bond Portfolio
           2002 ...............................     0.40%     13,152    11.316350        148,833        9.00%       4.92%
           2001 ...............................     0.40%    599,545    10.785897      6,466,631        7.59%       7.86% 1/2/01

        Neuberger Berman AMT - Mid-Cap Growth Portfolio
           2003 ...............................     0.40%    371,607    10.753194      3,995,962        0.00%      27.56%
           2002 ...............................     0.40%     66,544     8.429938        560,962        0.00%     -29.62%
           2001 ...............................     0.40%     80,698    11.978031        966,603        0.00%     -24.95%
           2000 ...............................     0.40%    110,315    15.959556      1,760,578        0.00%      -7.83%
           1999 ...............................     0.40%     43,280    17.314889        749,388        0.00%      53.28%

        Neuberger Berman AMT - Partners Portfolio
           2003 ...............................     0.40%      5,347     9.853739         52,688        0.00%      34.55%
           2002 ...............................     0.40%     62,770     7.323519        459,697        0.67%     -24.45%
           2001 ...............................     0.40%    620,024     9.693032      6,009,912        0.66%      -3.22%
           2000 ...............................     0.40%    200,302    10.015242      2,006,073        0.46%       0.30%
           1999 ...............................     0.40%    104,066     9.985118      1,039,111        0.67%       6.94%

        One Group(R) IT Mid Cap Growth Portfolio
           2003 ...............................     0.40%     54,174    12.919754        699,915        0.00%      26.64%

        Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2003 ...............................     0.40%     34,906     9.644393        336,647        0.00%      25.09%
           2002 ...............................     0.40%    347,561     7.709999      2,679,695        0.63%     -28.08%
           2001 ...............................     0.40%    466,261    10.720152      4,998,389        1.18%     -31.54%
           2000 ...............................     0.40%    315,802    15.659821      4,945,403        0.00%     -11.59%
           1999 ...............................     0.40%    178,401    17.712996      3,160,016        0.00%      82.87%

        Oppenheimer Bond Fund/VA - Initial Class
           2002 ...............................     0.40%     28,931    11.571334        334,770        6.25%       8.64%
           2001 ...............................     0.40%    193,237    10.650688      2,058,107        2.20%       6.51% 1/2/01

                                                  Contract                                            Investment
                                                   Expense                 Unit         Contract        Income       Total
                                                    Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   ---------  ----------   --------------   ----------   --------------
        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2003 ...............................     0.40%      145,672   $12.363752    $ 1,801,052         0.40%     30.42%
           2002 ...............................     0.40%      385,650     9.479881      3,655,916         0.60%    -27.15%
           2001 ...............................     0.40%      660,576    13.013036      8,596,099         0.62%    -12.93%
           2000 ...............................     0.40%      260,790    14.945030      3,897,514         0.09%     -0.63%
           1999 ...............................     0.40%      127,994    15.039330      1,924,944         0.01%     41.09%

        Oppenheimer Global Securities Fund/VA - Initial Class
           2003 ...............................     0.40%      172,526     9.265284      1,598,502         0.99%     42.45%
           2002 ...............................     0.40%       58,355     6.504237        379,555         0.59%    -22.45%
           2001 ...............................     0.40%      258,325     8.386697      2,166,494         2.73%    -12.39%

        Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
           2003 ...............................     0.40%          844     8.993106          7,590         0.75%     26.21%
           2002 ...............................     0.40%       32,855     7.125335        234,103         0.69%    -19.12%
           2001 ...............................     0.40%       57,708     8.809927        508,403         0.52%    -10.52%
           2000 ...............................     0.40%       55,343     9.845729        544,892         0.30%     -9.14%
           1999 ...............................     0.40%       48,784    10.835877        528,617         1.08%     21.22%

        Oppenheimer Multiple Strategies Fund/VA - Initial Class
           2002 ...............................     0.40%       18,208     9.152173        166,643         3.42%    -10.76%
           2001 ...............................     0.40%       92,958    10.255584        953,339         6.64%      2.56% 1/2/01

        PIMCO VIT Low Duration Portfolio - Administrative Shares
           2002 ...............................     0.40%       44,486    10.182621        452,984         0.17%      1.83% 9/3/02

        PIMCO VIT Real Return Portfolio - Administrative Shares
           2003 ...............................     0.40%       47,106    11.230805        529,038         2.65%      8.42%

        PIMCO VIT Total Return Portfolio - Administrative Shares
           2003 ...............................     0.40%    1,610,411    10.804064     17,398,984         2.81%      4.62%

        Pioneer High Yield VCT Portfolio - Class I Shares
           2003 ...............................     0.40%          588    13.697677          8,054         7.87%     32.26%

        Royce Capital Fund - Micro Cap
           2003 ...............................     0.40%       18,552    15.012271        278,508         0.00%     48.57%
           2002 ...............................     0.40%       56,216    10.104573        568,039         0.00%      1.05% 9/3/02

        Strong GVIT Mid Cap Growth Fund - Class I
           2003 ...............................     0.40%        7,736     9.918443         76,729         0.00%     39.58%
           2002 ...............................     0.40%       19,365     7.106122        137,610         0.00%    -37.27%
           2001 ...............................     0.40%       77,229    11.327538        874,814         0.00%    -30.59%
           2000 ...............................     0.40%       71,051    16.319202      1,159,496         0.00%    -15.72%
           1999 ...............................     0.40%       48,159    19.361969        932,453         0.00%     84.02%

        Strong Opportunity Fund II, Inc.
           2003 ...............................     0.40%      866,829     9.397220      8,145,783         0.09%     36.46%
           2002 ...............................     0.40%      243,964     6.886442      1,680,044         0.33%    -27.11%
           2001 ...............................     0.40%      776,389     9.447854      7,335,210         0.66%     -4.09%
           2000 ...............................     0.40%       48,820     9.828296        479,817         0.00%     -1.49% 5/1/00

        Strong VIF - Strong Discovery Fund II
           2002 ...............................     0.40%        2,127    10.111953         21,508         0.00%    -12.37%
           2001 ...............................     0.40%        1,313    11.539004         15,151         0.00%      6.82% 1/2/01

        Strong VIF - Strong International Stock Fund II
           2001 ...............................     0.40%       38,838     7.139083        277,268         0.00%    -21.09% 1/2/01

        T. Rowe Price Equity Income Portfolio - II
           2003 ...............................     0.40%      114,138    12.612824      1,439,603         1.61%     24.67%
           2002 ...............................     0.40%       19,349    10.116880        195,752         0.00%      1.17% 9/3/02

        T. Rowe Price Mid Cap Growth Portfolio - II
           2003 ...............................     0.40%          654    14.089414          9,214         0.00%     37.54%

        Turner GVIT Growth Focus Fund - Class I
           2003 ...............................     0.40%           20     3.293722             66         0.00%     50.36%

        Van Eck WIT - Worldwide Bond Fund
           2002 ...............................     0.40%          939    11.333817         10,642         0.00%     21.17%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                               Contract                                           Investment
                               Expense                 Unit         Contract        Income        Total
                                Rate*      Units    Fair Value   Owners' Equity     Ratio**     Return***
                               --------   -------   ----------   --------------   -----------   ---------
        Van Eck WIT - Worldwide Emerging Markets Fund
           2003 ............     0.40%      3,429   $10.608507     $     36,377      0.11%        53.57%
           2002 ............     0.40%     21,479     6.907806          148,373      0.21%        -3.29%
           2001 ............     0.40%     56,168     7.142729          401,193      0.00%        -2.20%
           2000 ............     0.40%    124,869     7.303734          912,010      0.00%       -42.10%
           1999 ............     0.40%     38,228    12.613718          482,197      0.00%        99.48%

        Van Eck WIT - Worldwide Hard Assets Fund
           2003 ............     0.40%        584    11.413041            6,665      0.45%        44.50%
           2002 ............     0.40%      4,697     7.898317           37,098      0.71%        -3.22%
           2001 ............     0.40%     18,257     8.161281          149,001      1.95%       -10.80%
           2000 ............     0.40%     56,278     9.149843          514,935      0.87%        10.96%
           1999 ............     0.40%     38,220     8.246159          315,168      0.67%        20.52%

        Van Kampen UIF - Emerging Markets Debt Portfolio
           2003 ............     0.40%        427    14.693571            6,274      0.00%        27.35%
           2002 ............     0.40%     18,217    11.537562          210,180     11.04%         8.79%
           2001 ............     0.40%      6,255    10.605749           66,339      1.69%         9.66%
           2000 ............     0.40%     64,183     9.671636          620,755     18.74%        10.94%
           1999 ............     0.40%      7,107     8.717559           61,956     10.07%        28.86%

        Van Kampen UIF - Mid Cap Growth Portfolio
           2003 ............     0.40%          2     5.907110               12      0.00%        41.20%
           2002 ............     0.40%     96,523     4.183540          403,808      0.00%       -31.43%
           2001 ............     0.40%     27,935     6.101338          170,441      0.00%       -29.60%

        Van Kampen UIF - U.S. Real Estate Portfolio
           2003 ............     0.40%      6,684    16.228488          108,471      0.00%        36.96%
           2002 ............     0.40%    103,455    11.848822        1,225,820      3.37%        -1.18%
           2001 ............     0.40%    152,921    11.990690        1,833,628      5.91%         9.40%
           2000 ............     0.40%     39,041    10.960329          427,902      8.70%        15.00%
           1999 ............     0.40%     51,147     8.593033          439,508      3.24%        -3.76%
                                                                   ------------
        Contract Owners' Equity Total By Year

           2003 ..............................................     $383,208,644
                                                                   ============
           2002 ..............................................     $354,676,076
                                                                   ============
           2001 ..............................................     $408,763,705
                                                                   ============
           2000 ..............................................     $237,376,916
                                                                   ============
           1999 ..............................................     $122,181,811
                                                                   ============

* This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

================================================================================

                          Independent Auditors' Report



The Board of Directors
Nationwide Life and Annuity Insurance Company:


We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company (the Company), a wholly owned subsidiary of Nationwide Life Insurance Company, as of December 31, 2003 and 2002, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.

/s/ KPMG LLP

Columbus, Ohio
March 11, 2004

                    NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
           (a wholly owned subsidiary of Nationwide Life Insurance Company)
                                    Balance Sheet
                         (in thousands, except share amounts)


                                                                                          December 31,
                                                                                              2003                2002
===============================================================================================================================
Assets:
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $4,508,435 in 2003; $3,851,559 in 2002)                $ 4,704,525         $ 4,046,115
      Equity securities (cost $6,462 in 2003; $5,819 in 2002)                                      6,424               5,819

   Mortgage loans on real estate, net                                                          1,125,962             928,164
   Real estate, net                                                                                  365                 818
   Policy loans                                                                                      571                 525
   Short-term investments, including amounts managed by a related party                          114,339             148,716
-------------------------------------------------------------------------------------------------------------------------------
Total invested assets                                                                          5,952,186           5,130,157
-------------------------------------------------------------------------------------------------------------------------------

Cash                                                                                                   -                 853
Accrued investment income                                                                         61,338              50,244
Deferred policy acquisition costs                                                                 71,346              48,762
Reinsurance receivable from a related party                                                      113,055             108,053
Other assets                                                                                     539,333             253,959

Assets held in separate accounts                                                               2,384,737           1,978,051
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                 $ 9,121,995         $ 7,570,079
=============================================================================================================================--

Liabilities and Shareholder's Equity:
Future policy benefits and claims                                                            $ 6,120,710         $ 4,995,060
Other liabilities                                                                                192,668             193,367
Liabilities related to separate accounts                                                       2,384,737           1,978,051
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                              8,698,115           7,166,478
-------------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
  Common stock, $40 par value. Authorized, issued and outstanding 66 shares                        2,640               2,640
  Additional paid-in capital                                                                     247,960             247,960
  Retained earnings                                                                              112,157              92,945
  Accumulated other comprehensive income                                                          61,123              60,056
-------------------------------------------------------------------------------------------------------------------------------
Total shareholder's equity                                                                       423,880             403,601
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                                                   $ 9,121,995         $ 7,570,079
=============================================================================================================================--

               NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
      (a wholly owned subsidiary of Nationwide Life Insurance Company)
                            Statements of Income
                               (in thousands)

                                                                                               Years ended December 31,
-------------------------------------------------------------------------------------------------------------------------
                                                                                2003             2002           2001
=========================================================================================================================

Revenues:
Policy charges                                                                   $ 45,928        $ 52,586       $ 51,286
Life insurance premiums                                                               783             580          1,380
Net investment income                                                              34,829          26,804         16,880
Net realized losses on investments, hedging instruments and                       (14,603)        (10,842)          (244)
   hedged items
Other income                                                                          597             711            816
Total revenues                                                                     67,534          69,839         70,118
-------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
    Interest credited to policyholder account values                               10,685           9,943          5,114
Other benefits and claims                                                           3,769           9,543          4,549
Amortization of deferred policy acquisition costs                                  14,069          31,726         11,257
Other operating expenses                                                           11,294          15,356         22,730
-------------------------------------------------------------------------------------------------------------------------
        Total benefits and expenses                                                39,817          66,568         43,650
-------------------------------------------------------------------------------------------------------------------------

      Income before federal income tax expense and cumulative effect of            27,717           3,271         26,468
      adoption of accounting principles
Federal income tax expense                                                          8,505             352          8,175
-------------------------------------------------------------------------------------------------------------------------
   Income before cumulative effect of adoption of accounting principles            19,212           2,919         18,293
Cumulative effect of adoption of accounting principles, net of tax                      -               -           (330)
-------------------------------------------------------------------------------------------------------------------------
   Net income                                                                    $ 19,212         $ 2,919       $ 17,963
=========================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)
                       Statements of Shareholder's Equity
                  Years Ended December 31, 2003, 2002 and 2001
                                 (in thousands)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Accumlated
                                                                     Additional                         other             Total
                                                     Common           paid-in        Retained        comprehensive     shareholder's
                                                      stock           Capital        earnings           income           equity
==================================================================================================================================

Balance as of January 1, 2001                           $ 2,640      $ 77,960       $ 72,063           $ 3,149          $ 155,812

Comprehensive income:
Net income                                                    -             -         17,963                 -             17,963
Net unrealized gains on securities available-for              -             -              -             8,015              8,015
  sale arising during the period, net of tax
Cumulative effect of adoption of accounting                   -             -              -               452                452
  principles, net of tax
Accumulated net losses on cash flow hedges,                   -             -              -               (78)               (78)
  net of tax
Total comprehensive income                                                                                                 26,352
Capital contributions                                         -        75,000              -                 -             75,000
----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                           2,640       152,960         90,026            11,538            257,164
----------------------------------------------------------------------------------------------------------------------------------

Comprehensive income:
Net income                                                    -             -          2,919                 -              2,919
Net unrealized gains on securities available-                 -             -              -            48,077             48,077
  for-sale arising during the period, net of tax
Accumulated net gains on cash flow hedges,                    -             -              -               441                441
  net of tax
Total comprehensive income                                                                                                 51,437
Capital contributions                                         -        95,000              -                 -             95,000
----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                           2,640       247,960         92,945            60,056            403,601
----------------------------------------------------------------------------------------------------------------------------------

Comprehensive income:
Net income                                                    -             -         19,212                 -             19,212
Net unrealized gains on securities available-                 -             -              -             3,942              3,942
  for-sale arising during the period, net of tax
Accumulated net gains on cash flow hedges,                    -             -              -            (2,875)            (2,875)
  net of tax
Total comprehensive income                                                                                                 20,279
----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                         $ 2,640     $ 247,960      $ 112,157          $ 61,123          $ 423,880
==================================================================================================================================

                   NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
         (a wholly owned subsidiary of Nationwide Life Insurance Company)
                              Statements of Cash Flows
                                  (in thousands)

                                                                                        Years ended December 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          2003            2002           2001
==================================================================================================================================
Cash flows from operating activities:
Net income                                                                                 $ 19,212        $ 2,919       $ 17,963
Adjustments to reconcile net income to net cash used in operating activities:
  Interest credited to policyholder account values                                           10,685          9,943          5,114
  Capitalization of deferred policy acquisition costs                                       (32,011)       (34,174)       (47,193)
  Amortization of deferred policy acquisition costs                                          14,069         31,726         11,257
  Amortization and depreciation                                                              21,813          8,445          1,125
  Realized losses on investments, hedging instruments and                                    14,603         10,842            244
    hedged items
  Cumulative effect of adoption of accounting principles                                          -              -            508
  Increase in accrued investment income                                                     (11,094)       (16,003)       (17,316)
  Increase in other assets                                                                 (287,975)       (28,393)       (58,114)
  Increase (decrease) in other liabilities                                                   23,488         (9,756)        23,384
----------------------------------------------------------------------------------------------------------------------------------
    Net cash used in operating activities                                                  (227,210)       (24,451)       (63,028)
----------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities                                     655,420        424,693        288,962
Proceeds from sale of available-for-sale securities                                         131,195         84,129        110,574
Proceeds from repayments of mortgage loans on real estate                                   110,603         42,557         77,513
Cost of available-for-sale securities acquired                                           (1,474,356)    (1,920,270)    (1,680,536)
Cost of mortgage loans on real estate acquired                                             (314,299)      (305,581)      (360,971)
Short-term investments, net                                                                  34,377        (73,254)       (14,268)
Collateral received - securities lending, net                                               (25,908)        73,693         64,935
Other, net                                                                                     (186)        (2,697)         2,917
----------------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                                  (883,154)    (1,676,730)    (1,510,874)
----------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
Capital contributions received                                                                    -         95,000         75,000
Increase in investment and universal life insurance product account values                1,324,328      1,897,550      1,748,753
Decrease in investment and universal life insurance product account values                 (214,817)      (292,358)      (248,009)
----------------------------------------------------------------------------------------------------------------------------------
    Net cash provided by financing activities                                             1,109,511      1,700,192      1,575,744
----------------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash                                                                (853)          (989)         1,842
Cash, beginning of period                                                                       853          1,842              -
----------------------------------------------------------------------------------------------------------------------------------
Cash, end of period                                                                             $ -          $ 853        $ 1,842
==================================================================================================================================

                NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 2003, 2002 and 2001
                                 (in thousands)


(1)  Organization and Description of Business

     Nationwide Life and Annuity Insurance Company (the Company) provides life insurance and retirement savings products in the United States of America (U.S.) and is a wholly owned subsidiary of Nationwide Life Insurance Company (NLIC), which is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

(2)  Summary of Significant Accounting Policies

     The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The Department has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. The Company has no statutory accounting practices that differ from NAIC SAP. See also note 12 for discussion of statutory capital requirements and dividend limitations.

     In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments, and accruals related to federal income taxes and pension. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates and management believes the amounts provided are appropriate.

     (a)  Valuation of Investments, Investment Income and Related Gains and
          Losses

          The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs (DAC), future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder's equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


          The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 72% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 7% from other sources.

          Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, specific credit issues related to the issuer and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

          Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value.

          Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

          Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

          The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb its best estimate of probable credit losses inherent in the portfolio at the balance sheet date. The valuation allowance for mortgage loans is comprised of a specific component, based on known impairments by specific loan and an unallocated component that is derived based on the Company's estimate of impairments inherent in the portfolio at the balance sheet date, but not specifically identified by loan. The unallocated component is derived for principal amounts related to loans without a specific reserve. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

          Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

     (b)  Derivative Instruments

          Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

          The Company enters into interest rate swaps and cross-currency swaps to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

          The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recognized into AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


          Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

          From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields. Derivative instruments that do not qualify for hedge accounting, or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

     (c)  Revenues and Benefits

          Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account values during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

     (d)  Deferred Policy Acquisition Costs

          The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

          For investment products (principally individual annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

          The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent growth per year. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15 percent during the three-year reversion period.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

          Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

          Due to the magnitude of DAC balance related to the individual variable annuity business, the sensitivity of the calculation to minor changes in the underlying assumptions, the complexity and judgements involved in related estimate and the related volatility that could result in the reported DAC balance without meaningful improvement in its reasonableness, the Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. Should the recorded balance of individual variable annuity DAC fall outside of these parameters for a prescribed period of time, or should the recorded balance fall outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and the DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. In the event DAC assumptions are unlocked and revised, the Company will continue to use the reversion to the mean process.

          For other investment products and universal life insurance products, DAC is set each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently as a charge or credit to DAC amortization expense.

     (e)  Separate Accounts

          Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     (f)  Future Policy Benefits

          The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

          The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0% for the substantial majority of the business.

     (g)  Federal Income Tax

          The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

          The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (h)  Reinsurance Ceded

          Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on the balance sheet on a gross basis, separately from the related balances of the Company.

     (i)  Recently Issued Accounting Pronouncements

          In December 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 132 (revised 2003) Employers' Disclosures about Pensions and Other Postretirement Benefits an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132 Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows, and net periodic benefit cost of defined benefit pension plans and other defined benefit pension plans. The adoption of SFAS 132R effective December 31, 2003 did not have a material impact on the Company's disclosures.

          In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN
          46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIEs) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) the entity does not have sufficient equity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. In October 2003, the FASB delayed the implementation date of FIN 46 for VIEs acquired prior to January 31, 2003 to interim periods ending after December 15, 2003, with early adoption permitted.

          In December 2003, the FASB issued Interpretation No. 46 (revised December 2003) Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R) that required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. Public companies, including the Company, at a minimum, must apply the unmodified provisions of FIN 46 to entities that were considered "special purpose entities" in practice and under applicable FASB pronouncements or guidance by the end of the first reporting period ending after December 15, 2003. The Company had no variable interests in special purpose entities as of December 31, 2003.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

          The Company is required to apply the provisions of FIN 46R to all entities created after December 31, 2003 and to all other entities no later than the beginning of the first reporting period beginning after March 15, 2004. FIN 46 may be applied on a prospective basis with a cumulative effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative effect adjustment as of the beginning of the first year restated. The Company plans to adopt the remaining provisions of FIN 46R during the first quarter of 2004. The adoption of the remaining provisions of FIN 46R is not expected to have a material impact on the results of operations or financial position of the Company.

          In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 addresses a number of topics; the most significant of which to the Company is the accounting for contracts with guaranteed minimum death benefits
          (GMDB). SOP 03-1 requires companies to evaluate the significance of the GMDB benefit to determine whether the contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options and sales inducements to contract holders. The Company adopted SOP 03-1 on January 1, 2004. As a result, the Company expects to record a cumulative effect adjustment resulting from the adoption of accounting principles of approximately $90, net of tax, during the first quarter of 2004. See note 15 for further discussion.

          In May 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as a cumulative effect of a change in accounting principle. The adoption of SFAS 150 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

          In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have a material impact on the results of operations or financial position of the Company.

          In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance and similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003, October 1, 2003 for the Company. The adoption of DIG B36 on October 1, 2003 did not have any impact on the results of operations or financial position of the Company.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

          In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees - an Iinterpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 did not have a material impact on the financial position or results of operations of the Company.

          In June 2002, the FASB issued Statement of Financial Accounting Standards No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 did not have any impact on the financial position or results of operations of the Company.

          In April 2002, the FASB issued Statement of Financial Accounting Standards No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS
          145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

          In October 2001, the FASB issued Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. SFAS 144 also broadens the definition of discontinued operations, but does not allow for the accrual of future operating losses before they occur as previously required by APB 30. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have any impact on the results of operations or financial position of the Company.

          In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002, at which time, the Company had no unamortized goodwill and therefore, the adoption of SFAS 142 did not have any impact on the results of operations or financial position of the Company.

          In June 1998, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001. Upon adoption, the provisions of SFAS 133 were applied prospectively.

          SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

          The adoption of SFAS 133 resulted in the Company derecognizing $350 of deferred assets related to hedges, while recognizing $350 of additional derivative instrument liabilities and $288 of additional firm commitment assets. The adoption of SFAS 133 also resulted in the Company recording a net transition adjustment gain of $102 (net of related income tax of $55) in net income. In addition, a net translation adjustment gain of $20 (net of related income tax of $11) was recorded in AOCI as of January 1, 2001. Further, the adoption of SFAS 133 resulted in the Company reporting total derivative instrument assets and liabilities of $32 and $170, respectively. The adoption of SFAS 133 increases the Company's exposure to the volatility of reported earnings and other comprehensive income. The amount of volatility will, in part, vary with the level of derivative and hedging activities, fluctuations in market interest rates, foreign currency exchange rates and other hedged risks, during any period; and the effectiveness of hedging derivatives in offsetting changes in fair value and cash flows attributable to those hedged risks.

          In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $432 with a corresponding increase to AOCI.

     (j)  Reclassification

          Certain items in the 2002 and 2001 financial statements and related footnotes have been reclassified to conform to the 2003 presentation.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(3)  Investments

     The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2003 and 2002 were:

---------------------------------------------------------------------------------------------------------------------
                                                                          Gross           Gross
                                                        Amortized       unrealized      unrealized       Estimated
(in thousands)                                            cost            gains           losses        fair value
=====================================================================================================================

December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies              $ 147,623          $ 5,392             $ 7       $ 153,008
    Obligations of states and political subdivisions         20,713               14             338          20,389
    Corporate securities:
       Public                                             1,749,121           99,734           5,148       1,843,707
       Private                                            1,060,893           66,878           4,324       1,123,447
    Mortgage-backed securities - U.S. Government            864,722           16,565           2,350         878,937
       backed
    Asset-backed securities                                 665,363           24,835           5,161         685,037
---------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                   4,508,435          213,418          17,328       4,704,525
  Equity securities                                           6,462                -              38           6,424
---------------------------------------------------------------------------------------------------------------------
Total                                                   $ 4,514,897        $ 213,418        $ 17,366     $ 4,710,949
=====================================================================================================================

December 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies               $ 57,018          $ 4,393             $ -        $ 61,411
    Obligations of states and political subdivisions             76                2               -              78
    Corporate securities:
       Public                                             1,390,594           86,810           9,766       1,467,638
       Private                                              794,093           65,767           3,351         856,509
    Mortgage-backed securities - U.S. Government          1,035,491           32,039              19       1,067,511
       backed
    Asset-backed securities                                 574,287           29,094          10,413         592,968
---------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                   3,851,559          218,105          23,549       4,046,115
  Equity securities                                           5,819                -               -           5,819
---------------------------------------------------------------------------------------------------------------------
Total                                                   $ 3,857,378        $ 218,105        $ 23,549     $ 4,051,934
=====================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


     The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2003, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                      Amortized         Estimated
(in thousands)                                                                           cost          fair value
====================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                               $ 102,400        $ 104,567
   Due after one year through five years                                                 1,207,484        1,287,583
   Due after five years through ten years                                                1,420,578        1,485,322
   Due after ten years                                                                     247,888          263,079
--------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                 2,978,350        3,140,551
    Mortgage-backed securities - U.S. Government backed                                    864,722          878,937
    Asset-backed securities                                                                665,363          685,037
--------------------------------------------------------------------------------------------------------------------
Total                                                                                   $4,508,435      $4,704,525
====================================================================================================================

     The components of unrealized gains on securities available-for-sale, net, were as follows as of each December 31:

(in thousands)                                                                   2003               2002
===============================================================================================================

Unrealized gains, before adjustments and taxes                               $  196,052       $      194,556
Adjustment to deferred policy acquisition costs                                 (98,401)            (102,972)
Deferred federal income tax                                                     (34,178)             (32,053)
---------------------------------------------------------------------------------------------------------------
Net unrealized gains                                                         $   63,473       $       59,531
===============================================================================================================

     An analysis of the change in gross unrealized gains on securities available-for-sale follows for the years ended December 31:

(in thousands)                                                    2003               2002             2001
===============================================================================================================

   Fixed maturity securities                                         $ 1,534          $ 157,587       $ 28,603
   Equity securities                                                     (38)                 -           (849)
---------------------------------------------------------------------------------------------------------------
Net change                                                           $ 1,496          $ 157,587       $ 27,754
===============================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


     An analysis of gross unrealized losses on available-for-sale securities by time in an unrealized loss position as of December 31, 2003 and 2002 follows:

                                     Less than or equal to one year         More                  Total
                                                                        than one year
--------------------------------------------------------------------------------------------------------------------------
                                                       Gross                       Gross                         Gross
                                      Estimated     unrealized     Estimated     unrealized     Estimated     unrealized
(in thousands)                        fair value      losses      fair value       losses      fair value       losses
==========================================================================================================================

December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and            $ 222           $ 7           $ -           $ -          $ 222            $ 7
       obligations of U.S.
       Government corporations
       and agencies
    Obligations of states and              17,679           338             -             -         17,679            338
       political subdivisions
    Corporate securities:
       Public                             200,888         4,967         1,967           181        202,855          5,148
       Private                            159,445         3,916         5,822           408        165,267          4,324
    Mortgage-backed securities -          166,124         2,339         1,224            11        167,348          2,350
       U.S. Government backed
    Asset-backed securities               106,316         3,202        10,571         1,959        116,887          5,161
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   650,674        14,769        19,584         2,559        670,258         17,328
  Equity securities                           641            38             -             -            641             38
--------------------------------------------------------------------------------------------------------------------------
Total                                    $651,315       $14,807       $19,584       $ 2,559      $ 670,899        $17,366
==========================================================================================================================
% of gross unrealized loss                                  85%                         15%
--------------------------------------------------------------------------------------------------------------------------

December 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and                -             -             -             -              -              -
       obligations of U.S.
       Government corporations
       and agencies
    Corporate securities:
       Public                            $ 90,040       $ 7,382      $ 38,255       $ 2,384      $ 128,295        $ 9,766
       Private                             44,355         3,209         4,514           142         48,869          3,351
    Mortgage-backed securities -            9,179            19            11             -          9,190             19
       U.S. Government backed
    Asset-backed securities                53,468         4,440        14,193         5,973         67,661         10,413
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   197,042        15,050        56,973         8,499        254,015         23,549
--------------------------------------------------------------------------------------------------------------------------
Total                                   $ 197,042      $ 15,050      $ 56,973       $ 8,499      $ 254,015       $ 23,549
==========================================================================================================================
% of gross unrealized loss                                  64%                         36%

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Proceeds from the sale of securities available-for-sale during 2003, 2002 and 2001 were $131,195, $84,129 and $110,574 respectively. During 2003, gross gains of $7,756 ($3,075 and $3,266 in 2002 and 2001, respectively) and gross losses of $2,203 ($1,534 and $207 in 2002 and 2001, respectively) were realized on those sales.

     The Company had real estate investments of $365 and $332 that were non-income producing for the twelve month periods preceding December 31, 2003 and 2002, respectively.

     Real estate is presented at cost less accumulated depreciation of $13 as of December 31, 2003 ($91 as of December 31, 2002). The Company had no real estate held for disposal as of December 31, 2003 and none in 2002.

     As of December 31, 2003 and 2002, there were no mortgage loans on real estate considered to be impaired. As of December 31, 2001, the recorded investment of mortgage loans on real estate considered to be impaired was $898, which included $411 of impaired mortgage loans on real estate for which the related valuation allowance was $77 and $487 of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2003, there was no average recorded investment in impaired mortgage loans on real estate and approximately $69 in 2002, and no interest income was recognized on such loans.

     Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was:

(in thousands)                                                                2003         2002          2001
==================================================================================================================

Allowance, beginning of period                                         $        673      $   750   $         750
Net additions (reductions) charged (credited) to allowance                    2,581          (77)              -
------------------------------------------------------------------------------------------------------------------
Allowance, end of period                                               $      3,254      $   673   $         750
==================================================================================================================


     In the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and expected losses incurred as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was increased by $2,737.

     An analysis of investment income by investment type follows for the years ended December 31:

(in thousands)                                                   2003         2002             2001
==================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                $ 243,517         $ 203,730        $ 121,017
   Equity securities                                              427               225                -
Mortgage loans on real estate                                  70,280            58,453           37,633
Real estate                                                       102               186              332
Short-term investments                                            440               892            3,405
Derivatives                                                     1,795             1,532              626
Other                                                             924               253              245
------------------------------------------------------------------------------------------------------------------
    Gross investment income                                   317,485           265,271          163,258
Less:
   Investment expenses                                          6,106             5,145            2,243
   Net investment income ceded (note 13)                      276,550           233,322          144,135
------------------------------------------------------------------------------------------------------------------
    Net investment income                                    $ 34,829          $ 26,804         $ 16,880
==================================================================================================================

     An analysis of net realized losses on investments, hedging instruments and hedged items, by source follows for the years ended December 31:

(in thousands)                                                                  2003          2002            2001
=====================================================================================================================
Realized gains on sales, net of hedging losses:
Fixed maturity securities, available-for-sale                                  $ 7,756       $ 3,075         $ 3,266
Hedging losses on fixed maturity sales                                               -          (132)              -
Real estate                                                                         40           340              80
Mortgage loans on real estate                                                      196            90             460
Mortgage loan hedging losses                                                       (29)            -            (400)
Other                                                                                -             -             406
---------------------------------------------------------------------------------------------------------------------
Total realized gains on sales                                                    7,963         3,373           3,812
---------------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
Fixed maturity securities, available-for-sale                                   (2,203)       (1,534)           (207)
Hedging gains on fixed maturity sales                                              499           579               -
Real estate                                                                          -           (77)             (1)
Mortgage loans on real estate                                                     (735)         (194)            (77)
Other                                                                                -          (119)              -
---------------------------------------------------------------------------------------------------------------------
Total realized losses on sales                                                  (2,439)       (1,345)           (285)
---------------------------------------------------------------------------------------------------------------------

Other-than-temporary and other investment impairments:
Fixed maturity securities, available-for-sale                                  (18,809)      (14,011)         (2,658)
Mortgage loans on real estate                                                   (2,581)           77               -
---------------------------------------------------------------------------------------------------------------------
Total other-than-temporary and other investment impairments                    (21,390)      (13,934)         (2,658)
---------------------------------------------------------------------------------------------------------------------

Credit default swaps                                                             2,020          (665)            147
Derivatives, excluding hedging gains and losses on                                (757)        1,729          (1,260)
   sales, and credit default swaps
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Net realized losses on investments,                                          $ (14,603)    $ (10,842)         $ (244)
   hedging instruments and hedged items
=====================================================================================================================


     Fixed maturity securities with an amortized cost of $4,278 and $3,989 were on deposit with various regulatory agencies as required by law as of December 31, 2003 and 2002, respectively.

     As of December 31, 2003 the Company had pledged fixed maturity securities with a fair value of $1,971 as collateral to various derivative counterparties. The Company had not pledged any fixed maturity securities as collateral as of December 31, 2002.

     As of December 31, 2003 and 2002, the Company had loaned securities with a fair value of $109,472 and $138,628, respectively. As of December 31, 2003 and 2002 the Company held cash collateral of $112,720 and $142,257, respectively. This amount is invested in short-term investments with a corresponding liability recorded in other liabilities.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

(4)  Deferred Policy Acquisition Costs

     As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

     Therefore, the Company recorded an acceleration of DAC amortization totaling $19,212, before tax, or $12,488, net of $6,724 of federal income tax benefit, which was reported in the Individual Annuity segment. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's assumption for annual net separate account growth to 8 percent during the three-year reversion period for all investment products and variable life insurance products and increases in future lapses and costs related to guaranteed minimum death benefits on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

(5)  Variable Annuity Contracts

     The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are two primary guarantee types that are provided under non-traditional variable annuity contracts: (1) Guaranteed Minimum Death Benefits (GMDB) and (2) Guaranteed Minimum Income Benefits (GMIB).

     The GMDB provides a specified minimum return upon death. Many, but not all of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse and the survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. There are six primary GMDB types that the company offers.

          o Return of premium - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums". There are two variations of this benefit. In general, there is no lock in age for this benefit, however for some contracts, the GMDB reverts to the account value at a specified age, typically age 75.

          o Reset - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90 and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

          o Ratchet - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference being based on the definition of anniversary: monthaversary - evaluated monthly, annual - evaluated annually, and five-year - evaluated every fifth year.

          o Rollup - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86 and for others the GMDB reverts to the account value at age 75.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


          o Earnings enhancement - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit, one where the benefit expires at age 86 and a credit of 4% of account value is deposited into the contract and the second where the benefit doesn't have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

     The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

          o Ratchet - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

          o Rollup - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

     Following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees as of December 31, 2003 and 2002:

                                      2003                                        2002
----------------------------------------------------------------------------------------------------------------------
                                     Account     Net amount     Wtd. Avg.        Account     Net amount   Wtd. Avg.
(in thousands)                        value       at risk1    attained age        value       at risk1   attained age
============================================================================--========================================

GMDB:
   Return of premium                  $ 203,939       $ 3,413            56       $ 131,668     $ 16,450           54
   Reset                              1,654,535        81,429            61       1,436,358      263,038           60
   Ratchet                              166,770         3,035            63         112,304       15,536           63
   Roll-up                               81,881         1,239            68          83,305        3,862           67
----------------------------------------------------------------------------------------------------------------------
Subtotal                             $2,107,125        89,116            62     $ 1,763,635      298,886           60
                                  ==============                              ==============
Earnings enhancement                    $ 9,583           249            59         $ 6,279            6           61
                                                ------------------------------
Total - GMDB                                         $ 89,365            62                    $ 298,892           60
                                                ============================                ==========================

GMIB2:
Ratchet                                 $ 3,375           $ -           n/a         $ 6,728          $ -          n/a
Roll-up                                  14,013             -           n/a          20,064            2          n/a
----------------------------------------------------------------------------------------------------------------------
Total - GMIB                           $ 17,388           $ -           n/a        $ 26,792          $ 2          n/a
======================================================================================================================

-----------

     1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

     2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

          Please refer to note 6 for discussion about the use of derivatives in managing the guarantee risks discussed above. Also, refer to the equity market risk section of note 10 for discussion about the risks associated with these guarantees.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


     Following is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the general account for the years ended December 31, 2003 and 2002:

(in thousands)                                                                 GMDB          GMIB          Total
=====================================================================================================================

Balance as of December 31, 2001                                                 $ 1,135           $ -        $ 1,135
Change in fair value                                                              3,939             -          3,939
Paid guarantee benefits                                                          (3,049)            -         (3,049)
---------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                                   2,025             -          2,025
Change in fair value                                                              1,939             -          1,939
Paid guarantee benefits, net of reinsurance                                      (2,303)            -         (2,303)
---------------------------------------------------------------------------------------------------------------------
   Balance as of December 31, 2003                                              $ 1,661           $ -        $ 1,661
=====================================================================================================================

     Account balances of contracts with guarantees were invested in separate accounts as follows as of each December 31:

(in thousands)                                                                           2003             2002
====================================================================================================================

Bond mutual funds                                                                        $ 408,900        $ 369,200
Domestic equity mutual funds                                                             1,470,900        1,140,200
International equity mutual funds                                                           35,400           27,100
Money market funds                                                                          32,900           57,400
--------------------------------------------------------------------------------------------------------------------
Total                                                                                   $1,948,100      $ 1,593,900
====================================================================================================================

(6)  Derivative Financial Instruments

     Qualitative Disclosure

     Interest Rate Risk Management

     From time to time the Company purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps and short Euro futures to manage this risk.

     Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month libor. The net receipt of a variable rate will then match the variable rate paid on the liability.

     As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short Treasury futures during the commitment period.

     With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value, attributable to such interest rate changes, of the commitment.

     Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company enters into receive fixed, pay variable interest rate swaps.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

     Foreign Currency Risk Management

     The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates. To manage this risk, the Company uses cross-currency interest rate swaps, resulting, when combined with hedged investments, in net U.S. dollar cash inflows.

     Cross-currency interest rate swaps on investments are structured to pay a fixed rate, in the foreign currency and receive a variable U.S. dollar rate, generally 3-month libor. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

     Other Non-Hedging Derivatives

     The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and cash instrument provides the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

     The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

     Quantitative Disclosure

     Fair Value Hedges

     During the year ended December 31, 2003 a loss of $724 compared to a gain of $1,689 in 2002 was recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

     Cash Flow Hedges

     For the years ended December 31, 2003 and 2002, the ineffective portion of cash flow hedges was immaterial. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

     The Company anticipates reclassifying approximately $67 in gains out of AOCI over the next 12-month period.

     Other Derivative Instruments

     Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2003, 2002 and 2001 include a gain of $1,989 and a loss of $666 and a gain of $74, respectively, related to other derivative instruments not designated in hedging relationships.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


     The notional amount of derivative financial instruments outstanding as of December 31, 2003 and 2002 were as follows:

(in thousands)                                                                               2003             2002
=====================================================================================================================

 Interest rate swaps:
   Pay fixed/receive variable rate swaps hedging investments                                 $ 9,000     $    18,500
   Pay variable/receive fixed rate swaps hedging investments                                  30,512          17,400
   Credit default swap, sold                                                                 117,500         101,000
   Other contracts hedging investments                                                         3,654           4,100
Cross currency interest rate swaps:
    Hedging foreign currency denominated investments                                          37,476           8,200
Futures contracts                                                                             59,100          95,000
---------------------------------------------------------------------------------------------------------------------
    Total                                                                                  $ 257,242       $ 244,200
=====================================================================================================================

(7)  Federal Income Tax

     Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 80% to 63%, and as a result, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

     Under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and the Company will file a consolidated federal income tax return; the direct non-life insurance companies under NLIC will file separate federal income tax returns until 2008, when NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries, including NLIC and the Company.

     The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2003 and 2002 were as follows:

(in thousands)                                                                           2003                2002
=====================================================================================================================

Deferred tax assets:
   Future policy benefits                                                              $ 13,467             $ 10,367
   Deferred acquisition costs                                                            19,519               22,043
   Other                                                                                  3,996                8,655
---------------------------------------------------------------------------------------------------------------------
       Total gross deferred tax assets                                                   36,982               41,065
---------------------------------------------------------------------------------------------------------------------

Deferred tax liabilities:
   Fixed maturity securities                                                             67,209               71,289
   Derivatives                                                                            1,349                  819
   Equity securities and other investments                                                   99                   83
   Other                                                                                  1,562                4,642
---------------------------------------------------------------------------------------------------------------------
       Gross deferred tax liabilities                                                    70,219               76,833
---------------------------------------------------------------------------------------------------------------------
                                                                             ----------------------------------------
             Net deferred tax liability                                                $ 33,237             $ 35,768
=====================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset all future deductible amounts. There was no valuation allowance for each of the years in the three-year period ended December 31, 2003.

     The Company's current federal income tax liability was $16,606 and $6,200 as of December 31, 2003 and 2002, respectively.

     Federal income tax expense (benefit) attributable to income before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

(in thousands)                                                                2003           2002           2001
=====================================================================================================================

Current                                                                        $11,402        $ 5,093        $ 1,464
Deferred                                                                        (2,897)        (4,741)         6,711
---------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                     $ 8,505          $ 352        $ 8,175
=====================================================================================================================

     The customary relationship between federal income tax expense and pre-tax income from continuing operations before cumulative effect of adoption of accounting principles does not exist in 2002. This is a result of the impact of the $19,122 of accelerated DAC amortization reported in 2002 (see note 4) being calculated at the U.S. federal corporate income tax rate of 35%.

     Total federal income tax expense for the years ended December 31, 2003, 2002 and 2001 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and cumulative effect of adoption of accounting principles as follows:

                                                  2003                    2002                   2001
----------------------------------------------------------------------------------------------------------------------
(in thousands)                                   Amount         %        Amount       %         Amount         %
======================================================================================================================

Computed (expected) tax expense                    $ 9,701      35.0       $ 1,145    35.0        $ 9,264        35.0
Tax exempt interest and dividends                   (1,294)     (4.7)         (882)  (27.0)        (1,158)       (4.4)
  received deduction
Other, net                                              98       0.4            89     2.7             69         0.3
----------------------------------------------------------------------------------------------------------------------
Total (effective rate for each year)               $ 8,505      30.7         $ 352    10.7        $ 8,175        30.9
======================================================================================================================

     Total federal income tax (refunded) paid was $(996), $9,368 and $(12,556) during the years ended December 31, 2003, 2002 and 2001, respectively. See also note 13.

(8)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(8)  Comprehensive Income

     Comprehensive income includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income is comprised of net unrealized gains (losses) on securities available-for-sale and accumulated net losses on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2003, 2002 and 2001 were as follows:

                                                                                             Years ended December 31,
                                                                       ------------------------------------------------
(in thousands)                                                               2003              2002           2001
=======================================================================================================================

Unrealized (losses) gains on securities available-for-sale arising during the period:
Gross                                                                         $ (11,761)      $ 145,104       $ 27,726
Adjustment to deferred policy acquisition costs                                   4,569         (83,609)       (14,994)
Related federal income tax expense                                                2,517         (21,523)        (4,456)
-----------------------------------------------------------------------------------------------------------------------
Net unrealized (losses) gains                                                    (4,675)         39,972          8,276
-----------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net losses on securities available-for-sale realized during the period:
Gross                                                                            13,257          12,469           (401)
Related federal income tax benefit                                               (4,640)         (4,364)           140
-----------------------------------------------------------------------------------------------------------------------
Net reclassification adjustment                                                   8,617           8,105           (261)
-----------------------------------------------------------------------------------------------------------------------

Other comprehensive income on securities available for sale                       3,942          48,077          8,015
-----------------------------------------------------------------------------------------------------------------------

Accumulated net (losses) gains on cash flow hedges:
Gross                                                                            (4,422)            679           (120)
Related federal income tax benefit (expense)                                      1,547            (238)            42
-----------------------------------------------------------------------------------------------------------------------
Other comprehensive (loss) income on cash flow hedges                            (2,875)            441            (78)
-----------------------------------------------------------------------------------------------------------------------

Accumulated net loss on transition adjustments:
Transition adjustment - SFAS 133                                                      -               -             31
Transition adjustment - EITF 99-20                                                    -               -            665
Related federal income tax benefit                                                    -               -           (244)
-----------------------------------------------------------------------------------------------------------------------
Other comprehensive loss on transition adjustments                                    -               -            452
-----------------------------------------------------------------------------------------------------------------------
         Total other comprehensive income                                       $ 1,067        $ 48,518        $ 8,389
=======================================================================================================================


     Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2003 and 2002 and, therefore, are not reflected in the table above.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

(9)  Fair Value of Financial Instruments

     The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought, or in case of liabilities incurred, or sold, or in the case of liabilities settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models, and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment, and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

     Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

     The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

     In estimating its fair value disclosures, the Company used the following methods and assumptions:

     Fixed maturity and equity securities: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 72% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 7% from other sources.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

     Policy loans, short-term investments and cash: The carrying amounts reported in the balance sheets for these instruments approximate their fair value.

     Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

     Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

     Policy reserves on life insurance contracts: Included are disclosures for individual and COLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

     Collateral received - securities lending and derivatives: The carrying amounts reported in the balance sheets for these instruments approximates their fair value.

     Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 10.

     Interest rate and cross currency interest rate swaps: The fair value for interest rate and cross currency interest rate swaps are calculated with pricing models using current rate assumptions.

     Futures contracts: The fair value for futures contracts is based on quoted market prices.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                        2003                              2002
---------------------------------------------------------------------------------------------------------------------
                                                      Carrying        Estimated         Carrying        Estimated
(in thousands)                                         amount         fair value         amount         fair value
=====================================================================================================================

Assets
   Investments:
      Securities available-for-sale:
         Fixed maturity securities                     $4,704,525       $4,704,525      $ 4,046,115      $ 4,046,115
         Equity securities                                  6,424            6,424            5,819            5,819
      Mortgage loans on real estate, net                1,125,962        1,190,962          928,164          996,088
      Policy loans                                            571              571              525              525
      Short-term investments                              114,339          114,339          148,716          148,716
   Cash                                                         -                -              853              853
   Assets held in separate accounts                     2,384,737        2,384,737        1,978,051        1,978,051

Liabilities
   Investment contracts                                (5,906,376)      (5,683,277)      (4,829,002)      (4,661,136)
   Policy reserves on life insurance contracts           (214,334)        (218,039)        (166,058)        (168,335)
   Collateral received - securities lending and          (112,720)        (112,720)        (138,628)        (138,628)
      derivatives
   Liabilities related to separate accounts            (2,384,737)      (2,323,505)      (1,978,051)      (1,914,113)

Derivative financial instruments
   Interest rate swaps hedging assets                       2,301            2,301              140              140
   Cross currency interest rate swaps                      (6,242)          (6,242)            (340)            (340)
   Futures contracts                                         (731)            (731)            (960)            (960)
---------------------------------------------------------------------------------------------------------------------

(10) Risk Disclosures

     The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

     Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by State insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments, and determines whether any securities are impaired or loans are deemed uncollectible and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company's current and expected future capital position.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the U.S., thus reducing its exposure to any single jurisdiction and also by employing practices which identify and minimize the adverse impact of this risk.

     Ratings Risk: The risk that rating agencies change their outlook or rating of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

     Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

     Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $80,566 extending into 2004 were outstanding as of December 31, 2003. The Company also had $18,004 of commitments to purchase fixed maturity securities outstanding as of December 31, 2003.

     Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2003, NLAIC's credit risk from these derivative financial instruments was $1,883.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2003, approximately 74% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB claims, which may require the Company to accelerate the amortization of DAC.

     Many of the Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value, which could result in additional GMDB claims. The Company utilizes a an economic hedging program to mitigate this risk. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contract holder's premium payments, however the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The Company's economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore the hedging activity will lead to volatility of earnings. This volatility was negligible in 2003. As of December 31, 2003, the net amount at risk, defined as the excess of the death benefit over the account value, was $89,365 none of which was reinsured. As of December 31, 2003 and 2002, the Company's reserve for GMDB claims was $1,661 and $2,025, respectively. See note 15 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

     Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2003, the Company has a diversified portfolio with no more than 24% in any geographic area and no more than 3% with any one borrower. As of December 31, 2003, 28% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

     Significant Business Concentrations: As of December 31, 2003, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

     Reinsurance: The Company has entered into reinsurance contracts with unrelated parties and NLIC to cede a portion of its life and individual fixed annuity business. As of December 31, 2003 and 2002, total recoveries due from unrelated parties and NLIC on these contracts were $387,689 and $190,367 respectively. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of certain of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contracts. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

     The Company has also entered into reinsurance contracts with NLIC to cede a portion of its individual deferred fixed annuity contracts on a modified coinsurance basis. This transaction is described in more detail in note 13.

     Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(11) Pension Plan and Postretirement Benefits Other Than Pensions

     The Company is a participant, together with other affiliated companies, in pension plans covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

     Pension costs charged to operations by the Company during the years ended December 31, 2003, 2002 and 2001 were $797, $488 and $237, respectively.

     In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than three percent through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

     The Company's accrued postretirement benefit expense as of December 31, 2003 and 2002 was $1,129 and $1,210, respectively, and the net periodic postretirement benefit cost (NPPBC) for 2003, 2002 and 2001 was $65, $170 and $143, respectively.

(12) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

     The State of Ohio, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for all periods presented herein.

     The statutory capital and surplus of the Company as of December 31, 2003 and 2002 was $228,250 and $214,577, respectively. The statutory net income
     (loss) of the Company for the years ended December 31, 2003, 2002 and 2001 was $16,077, $(2,167) and $(19,201), respectively.

     The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of January 1, 2004, based on statutory financial results as of and for the year ended December 31, 2003, the Company could pay dividends totaling $22,825 without obtaining prior approval.

     The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

(13) Related Party Transactions

     Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2003, 2002 and 2001, the Company made payments to NMIC and Nationwide Services Company, LLC totaling $4,528, $4,211 and $4,662, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

     Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered as investment options in certain of the Company's products. As of December 31, 2003 and 2002, customer allocations to GGI funds were $246 and $375, respectively. For the year ended December 31, 2003 and 2002, GGI paid the Company $847 and $1,226, respectively, for the distribution and servicing of these funds.

     The Company is a party to an intercompany reinsurance agreement with NLIC whereby certain individual deferred fixed annuity contracts are ceded on a modified coinsurance basis. Under modified coinsurance agreements, invested assets and liabilities for future policy benefits are retained by the ceding company and net investment earnings on the invested assets are paid to the assuming company. Under terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain in-force until all contract obligations are settled. Amounts ceded to NLIC in 2003 include premiums of $1,028,997 ($1,579,941 and $1,564,562 in 2002 and 2001, respectively), net investment income of $276,550 (income of $233,322 and $144,135 in 2002 and 2001, respectively), policy reserves of $5,179,989 ($4,341,741 in 2002) and benefits, claims and other expenses of $1,269,091 ($1,794,569 and $1,741,098 in 2002 and 2001,
     respectively).

     The Company is a party to an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis. No premium amounts were ceded to NLIC in 2003, 2002 and 2001 and benefits of $402, $207 and $195 were ceded to NLIC during 2003, 2002 and 2001, respectively. Policy reserves ceded and amounts receivable from NLIC under this agreement totaled $113,055 and $108,053 as of December 31, 2003 and 2002, respectively.

     The Company believes that the terms of the reinsurance agreements with affiliates are consistent in all material respects with what the Company could have obtained with unaffiliated parties.

     The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2003, 2002 and 2001, the Company made lease payments to NMIC and its subsidiaries of $478, $647 and $625, respectively.

     The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2003 the Company had $33,320 in outstanding borrowings from affiliated entities under such agreements and none as of December 31, 2002. During 2003 and 2002 the most the Company had outstanding at any given time was $67,335 and $70,897, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $107, $143 and $18 for 2003, 2002 and 2001 respectively. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $2 and $3,919 as of December 31, 2003 and 2002, respectively, and are included in short-term investments on the accompanying balance sheets. For the years ending December 31, 2003, 2002 and 2001 the Company paid NCMC fees and expenses totaling $19, $21 and $39, respectively.

     The Company received capital contributions from NLIC in the amount of $95,000 and $75,000 during 2002 and 2001, respectively, and none in 2003.

     Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in note 7, beginning October 1, 2002, the Company files a consolidated federal income tax return with NLIC. Payments to (from) NMIC totaled $9,368 and $(12,556) for the years ended December 31, 2002 and 2001, respectively. Payments to NLIC totaled $2,651 for the year ended December 31, 2003, none in 2002.

(14) Contingencies

     On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting the Company's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

     On January 21, 2004, the Company was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that the Company and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and the Company intends to defend it vigorously.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the United States Securities and Exchange Commission and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. The Company has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. The Company is cooperating with these regulatory agencies and is responding to those information requests.

     There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

(15) Subsequent Event

     As discussed in note 2(i), the Company adopted SOP 03-1 effective January 1, 2004. In connection with this adoption, the following cumulative effect adjustments are expected to be recorded in the 2004 consolidated financial statements.

(in thousands)                                                                                       January 1, 2004
=====================================================================================================================

Increase in future policy benefits - secondary guarantees - life insurance                                     $ (20)
Increase in future policy benefits - GMDB claim reserves                                                         770
Deferred acquisition costs related to above                                                                     (610)
Deferred federal income taxes                                                                                    (50)
---------------------------------------------------------------------------------------------------------------------
Cumulative effect of adoption of accounting principle, net of tax                                               $ 90
=====================================================================================================================

     Under SOP 03-1, the Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB claim reserves upon adoption of SOP 03-1:


o Data used was based on a combination of historical numbers and future projections involving 250 stochastically generated investment performance scenarios

o    Mean gross equity performance of 8.1%

o    Equity volatility of 18.7%

o    Mortality - 100% of Annuity 2000 table

o    Discount rate of 8.0%

Lapse rate assumptions vary by duration as shown below:

Duration (years)         1        2         3        4        5         6        7         8        9         10+
----------------------------------------------------------------------------------------------------------------------

Minimum                  4.50%    5.50%     6.50%    8.50%   10.50%    10.50%   10.50%    17.50%   17.50%      17.50%
Maximum                  4.50%    8.50%    11.50%   17.50%   22.50%    22.50%   22.50%    22.50%   22.50%      19.50%

     GMABs are considered derivatives under SFAS 133 resulting in the related liabilities being recognized at fair value with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 claim reserve.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         The GMIB claim reserves will be determined each period by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating the GMIB claim reserves are consistent with those used for calculating the GMDB claim reserves. In addition, the calculation of the GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.






PART C. OTHER INFORMATION

         Item 26.        Exhibits

                         (a)   Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant -
                               Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.

                         (b)   Not Applicable

                         (c)   Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously with the registration statement (333-59517) and hereby incorporated by reference.

                         (d)   The form of the contract - Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.

                         (e)   The form of the contract application - Filed previously with initial registration statement
                               (333-59517) and hereby incorporated by reference.

                         (f)   Articles of Incorporation of Depositor - Filed previously with initial registration statement
                               (333-59517) and hereby incorporated by reference.

                         (g)   Form of Reinsurance Contracts - Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.

                         (h)   Form of Participation Agreements - Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.

                         (i)   Not Applicable

                         (j)   Not Applicable

                         (k)   Opinion of Counsel - Filed previously with Pre-Effective Amendment No. 1 to the registration statement (333-59517) and hereby incorporated by reference.

                         (l)   Not Applicable

                         (m)   Not Applicable

                         (n)   Independent Auditors' Consent - Attached hereto.

                         (o)   Not Applicable

                         (p)   Not Applicable

                         (q)   Redeemability Exemption Procedures - Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.

Item 27.          Directors and Officers of the Depositor

                  Arden L. Shisler, Director and Chairman of the Board
                  W.G. Jurgensen, Director and Chief Executive Officer
                  Mark R. Thresher, President and Chief Operating Officer Patricia R. Hatler, Executive Vice President, General Counsel
                        and Secretary
                  Terri L. Hill, Executive Vice President-Chief Administrative
                        Officer
                  Michael C. Keller, Executive Vice President-Chief Information
                        Officer
                  Kathleen D. Ricord, Executive Vice President-Chief Marketing
                        Officer
                  Robert A. Rosholt, Executive Vice President-Chief Finance and
                        Investment Officer
                  W. Kim Austen, Senior Vice President-Property and Casualty
                        Commercial/Farm Product Pricing
                  David A. Diamond, Senior Vice President
                  Dennis P. Drent, Senior Vice President-Internal Audits
                  Peter A. Golato, Senior Vice President
                  J. Lynn Greenstein, Senior Vice President-Property and
                        Casualty Personal Lines Product Pricing
                  Kelly A. Hamilton, Senior Vice President-NI Finance
                  David K. Hollingsworth, Senior Vice President-President-
                        Nationwide Insurance Sales
                  David R. Jahn, Senior Vice President-Property and Casualty
                        Claims
                  Richard A. Karas, Senior Vice President-Sales-Financial
                        Services
                  M. Eileen Kennedy, Senior Vice President-NF Finance
                  Gale V. King, Senior Vice President-Property and Casualty
                        Human Resources
                  Srinivas Koushik, Senior Vice President-Chief Technology
                        Officer
                  Gregory S. Lashutka, Senior Vice President-Corporate Relations Duane C. Meek, Senior Vice President
                  Brian W. Nocco, Senior Vice President and Treasurer
                  Mark D. Phelan, Senior Vice President-Technology and
                        Operations
                  John S. Skubik, Senior Vice President-Consumer Finance Katherine A. Stumph, Senior Vice President-Marketing,
                        Strategy and Urban Market Operations
                  Mark D. Torkos, Senior Vice President-Property and Casualty
                        Systems
                  Richard M. Waggoner, Senior Vice President-Operations
                  Susan A. Wolken, Senior Vice President-Product Management and
                         Nationwide Financial Marketing
                  James G. Brocksmith, Jr., Director
                  Keith W. Eckel, Director
                  James F. Patterson, Director
                  Gerald D. Prothro, Director
                  Joseph A. Alutto, Director
                  Donald L. McWhorter, Director
                  Arden L. Shisler, Director
                  Alex Shumate, Director
                  Lydia M. Marshall, Director
                  David O. Miller, Director
                  Martha J. Miller de Lombera, Director

                  The business address of the Directors and Officers of the Depositor is:
                  One Nationwide Plaza, Columbus, Ohio 43215

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
             * Subsidiaries for which separate financial statements are filed ** Subsidiaries included in the respective consolidated financial statements
           *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
          ****  Other subsidiaries


------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            The company is inactive and formerly registered as
                                                                                an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a broker-dealer and
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to former
  Massachusetts, Inc.                                                           Provident Mutual Companies in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                   Established to grant proper licensing to former
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The company is a third-party administrator providing
                                                                                record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The company is an investment advisor registered with
                                                                                the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The company is a broker-dealer registered with the
                                                                                National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The company is in the business of reinsurance of
                                        Islands                                 mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The company provides general printing services to
                                                                                its affiliated companies as well as to unaffiliated
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                    The company acts as a general agent and surplus
                                                                                lines broker for property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The company engages in the direct marketing of
  Company                                                                       property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The company is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The company underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The company acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with Colonial County Mutual Insurance Company for
                                                                                the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The company engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  AMH Investments                       England and Wales                       The company provides benefits to a number of
                                                                                associates.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The company is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                          The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The company is a small captive insurance brokerage
                                                                                firm serving principally, but not exclusively, the
                                                                                "traditional" agent producers of Crestbrook
                                                                                Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The company was originally incorporated to assist
                                                                                agents and affiliated companies in account
                                                                                completion for marketing products of Crestbrook
                                                                                Insurance Company. The agency also assisted other
                                                                                in-house agencies in a brokerage capacity to
                                                                                accommodate policyholders.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                   The company underwrites non-standard automobile and
  Company                                                                       motorcycle insurance and various other commercial
                                                                                liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The company is an insurance agency that sells and
                                                                                services commercial insurance.  The company also
                                                                                provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the company is to create a captive
                                                                                distribution network through which affiliates can
                                                                                sell multi-manager investment products, insurance
                                                                                products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                    The company is an Ohio-based multi-line insurance
                                                                                corporation that is authorized to write personal,
                                                                                automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England and Wales                       The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   The purpose of the company is to sell property and
  LLC                                                                           casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                              The company places pet insurance business not
                                                                                written by Veterinary Pet Insurance Company outside
                                                                                of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life, SA                   Luxembourg                              The company writes life insurance including
                                                                                coinsurance and reinsurance, with the ability to
                                                                                write policies and contracts.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The company is an insurance agency that places
                                                                                business not written by the Farmland Insurance
                                                                                Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                       The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                       insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                          insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The company is an insurance agency marketing life
  Agency of Oklahoma, Inc.                                                      insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                         insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The company is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                       The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                       The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England and Wales                       The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors.  The company has completed the
                                                                                transfer of its investment management activity to
                                                                                Gartmore Investment Limited.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                                The company is a limited broker-dealer.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                                The company acquires and holds interest in a
  LLC                                                                           registered investment advisor and provides
                                                                                investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                         The company is engaged in investment administration
  International Limited                 Islands                                 and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England and Wales                       The company is engaged in authorized unit trust
                                                                                management and OEIC management.  It is also the
                                                                                authorized Corporate Director of the Gartmore OEIC
                                                                                Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                The company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                                The company acts as a holding company for the
  Trust                                                                         Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited                England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts, and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England and Wales                       The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England and Wales                       The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc    England and Wales                       The company is an investment holding company and
                                                                                provides services to other companies within the
                                                                                Gartmore Group in the UK.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services GmbH     Germany                                 The company is engaged in marketing support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services Limited  England                                 The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The company provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is the renamed survivor entity of the
                                                                                merger of Gartmore Investment Management Japan
                                                                                Limited and Gartmore NC Investment Trust Management
                                                                                Company Ltd. The company is engaged in the business
                                                                                of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Ltd        Jersey, Channel                         The company serves as the manager of four AIB Govett
                                        Islands                                 Jersey funds - AIB Grofunds Currency Funds Limited,
                                                                                Govett Securities & Investments Limited, Govett
                                                                                Singapore Growth Fund Limited and Govett Safeguard
                                                                                Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                  The company brokers or places book value maintenance
                                                                                agreements (wrap contracts) and guaranteed I
                                                                                contracts (GICs) for collective investment trusts
                                                                                and accounts.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                  The company is an investment advisor and stable
  Inc.                                                                          value money manager.
-------------------------------------x----------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                  The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner Ltd.   Scotland                                The company is a Gartmore No. 1 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner Ltd.   Scotland                                The company is a Gartmore No. 2 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees Limited     England and Wales                       Until April 1999, the company acted as a trustee of
                                                                                the Gartmore Pension Fund established by Gartmore
                                                                                Investment Management plc, which was merged with the
                                                                                National Westminster Bank Pension Fund on April 1,
                                                                                1999. As a result all assets and liabilities of the
                                                                                Gartmore Pension Fund were transferred to the
                                                                                National Westminster Bank Fund. On November 22,
                                                                                2000, the company changed its name from Gartmore
                                                                                Pension Fund Trustees Limited to Gartmore Pension
                                                                                Trust Limited. On November 30, 2000, the company
                                                                                became the trustee of the Gartmore Pension Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC               Delaware                                The company provides customized solutions, in the
                                                                                form of expert advice and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited           England and Wales                       The company is engaged in investment holding and is
                                                                                a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts LLC        Delaware                                The company acts as an investment advisor registered
                                                                                with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The company is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England and Wales                       The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing workers' and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                  The company provides self-insurance administration,
  Nevada                                                                        claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The company provides workers'
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                    The company provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT, LLC                          Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The company is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The company is an insurance agency marketing life
  York, Inc.                                                                    insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The company acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The company provides third-party administration
                                                                                services for workers compensation, automobile injury
                                                                                and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                               The company underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 It is organized for profit under the Companies Act
  America, Ltd.                                                                 of 1948 of England for the purpose of carrying on
                                                                                the business of insurance, reinsurance, indemnity,
                                                                                and guarantee of any and every kind, except life
                                                                                insurance; to act as underwriting agents and
                                                                                insurance manager in all of the respective branches,
                                                                                and to act as agent or manager for any insurance
                                                                                company, club, or association or for any underwriter
                                                                                or syndicate of underwriters and to purchase, take
                                                                                on, lease or in exchange, hire or otherwise acquire
                                                                                and hold for any estate or interest in any lands,
                                                                                buildings, easements, rights, privileges,
                                                                                concessions, patents, and any real or personal
                                                                                property of any kind necessary or convenient for the
                                                                                purposes in connection with the company's business
                                                                                or any branch or department thereof. This company is
                                                                                currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                    The company administers deferred compensation plans
  Inc.                                                                          for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                    The company is engaged in making residential (1-4
  Company                                                                       family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  The company is a shell insurer with no active
  Company of America                                                            policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi-family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of the company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                       The company is a holding company of a group engaged
  Holdings, Ltd.                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The company underwrites non-standard automobile and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This company is a holding company that funds/owns
                                                                                commercial mortgage loans for an interim basis,
                                                                                hedges the loans during the ownership period, and
                                                                                then sells the loans as part of a securitization to
                                                                                generate profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                    The company buys and sells investment securities of
  Company                                                                       a short-term nature as agent for other corporations,
                                                                                foundations, and insurance company separate
                                                                                accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company holds investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The company acts primarily as a holding company for
                                                                                entities affiliated with Nationwide Mutual Insurance
                                                                                Company and Nationwide Mutual Fire Insurance
                                                                                Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                    The company is currently a shell company.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The company acts as an administrator of structured
  Company                                                                       settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The company engages in the business of an insurance
  Distributors Agency, Inc.                                                     agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The company engages in the business of an insurance
  Distributors Agency, Inc. of New                                              agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The company engages in the business of an insurance
  Distributors Insurance Agency, Inc.                                           agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                 The company is a long-term insurer that issues
  (Bermuda) Ltd.                                                                variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The company acts primarily as a holding company for
                                                                                companies within the Nationwide organization that
                                                                                offer or distribute long-term savings and retirement
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. z o.o        Poland                                  The company provides distribution services for its
                                                                                affiliate Nationwide Towarzystwo Ubezpieczen na
                                                                                Zycie S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                    The company serves to capture and report the results
  Products, LLC                                                                 of the structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The not-for-profit company contributes to non-profit
                                                                                activities and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance Company  Ohio                                    The company transacts a general insurance business,
                                                                                except life insurance. The corporation primarily
                                                                                provides automobile and fire insurance to select
                                                                                customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc. in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The company is a holding company for international
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc. -    Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes, LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This company performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Indemnity Company         Ohio                                    The company is involved in the reinsurance business
                                                                                by assuming business from Nationwide Mutual
                                                                                Insurance Company and other insurers within the
                                                                                Nationwide Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                               The company is an independent agency personal lines
  America                                                                       underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The company transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The company is a special risk, excess and surplus
  Underwriters                                                                  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                                This is a limited broker-dealer company doing
  Corporation                                                                   business in the deferred compensation market and
                                                                                acts as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life and Annuity         Ohio                                    The company engages in underwriting life insurance
  Insurance Company                                                             and granting, purchasing, and disposing of
                                                                                annuities.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life and Annuity          Delaware                                The company provides individual life insurance
  Company of America                                                            products.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life Insurance Company    Pennsylvania                            The company provides individual life insurance and
  of America                                                                    group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness, and every type of insurance
                                                                                appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life Insurance           Ohio                                    This company provides individual life insurance,
  Company                                                                       group life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The company markets commercial property insurance in
                                                                                Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                    The company offers a preferred provider organization
                                                                                and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida Previdencia   Brazil                                  The company operates as a licensed insurance company
  S.A.                                                                          in the categories of life and unrestricted private
                                                                                pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings, Inc.    Ohio                                    The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The company engages in a general insurance business,
  Insurance Company                                                             except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                The company is an inactive company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            The company is a holding company for non-insurance
  Company                                                                       subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.     Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate
                                                                                investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The company markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The company provides retirement products,
  Inc. of Alabama                                                               marketing/education and administration to public
                                                                                employees and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The company markets and administers deferred
  Inc. of Arizona                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The company markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The company markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The company markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The company markets and administers deferred
  Inc. of New Mexico                                                            compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The company provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The company markets and administers deferred
  Inc. of Oklahoma                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The company markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The company markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The company markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The company markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The company is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company, LLC      Ohio                                    The company performs shared services functions for
                                                                                the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. z o.o.        Poland                                  The company provides services to Nationwide Global
                                                                                Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The company is authorized to engage in the business
  na Zycie S.A.                                                                 of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                           This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.   England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund I,   Delaware                                The company owns and manages contributed securities
  LLC                                                                           to achieve long - term capital appreciation from the
                                                                                contributed securities and through investments in a
                                                                                portfolio of other equity investments in financial
                                                                                service and other related companies as determined by
                                                                                the company to be undervalued or in need of changes
                                                                                in capital structure or to present other special
                                                                                situations that have the potential for significant
                                                                                earnings growth from among other things, major
                                                                                financial service industry trends, unfilled niches
                                                                                and synergies with other firms in the portfolio.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                                The company acts primarily as a holding company for
                                                                                Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                 The company buys and sells investment securities for
                                                                                its own account in order to enhance the investment
                                                                                returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S. a. r. L.            Luxembourg                              The company acts primarily as a holding company for
                                                                                the European operations for Nationwide Global
                                                                                Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                             The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              The company provides individual life insurance
                                                                                primarily in the United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The company provides pension plan administration and
                                                                                record keeping services, and pension plan and
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                   The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Insurance
                                                                                Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company is a captive insurer and writes first
                                                                                dollar insurance policies in workers' compensation,
                                                                                general liability and automobile liability for its
                                                                                affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                The company is an investment advisor and a broker
                                                                                dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                    The company is an investment-banking firm, which
                                                                                provides specialist advisory services and innovative
                                                                                financial solutions to public and private companies
                                                                                internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The company engages in a general insurance business,
                                                                                except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The company primarily provides excess and surplus
                                                                                lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                 The company provides excess and surplus lines
  Company                                                                       coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                              The company holds an investment in a leased airplane
                                                                                and maintains an operating agreement with Flight
                                                                                Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                              The corporation provides for life insurance and
                                                                                individual executive estate planning to maximize
                                                                                benefit value.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           California                              The corporation consults with corporate clients and
  Services Corporation                                                          financial institutions on the development and
                                                                                implementation of proprietary and/or private
                                                                                placement insurance products for the financing of
                                                                                executive benefit programs and individual
                                                                                executive's estate planning requirements. As a
                                                                                broker dealer, TBG Financial Services provides
                                                                                complete and flexible access to institutional
                                                                                insurance investment products.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           Hawaii                                  The corporation consults with corporate clients and
  Services Corporation of Hawaii                                                financial institutions on the development and
                                                                                implementation of proprietary, private placement and
                                                                                institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The company markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.         Delaware                                The company acts as a holding company for the Titan,
                                                                                Victoria and Whitehall groups.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc.               Michigan                                The company is an insurance agency that primarily
                                                                                sells non-standard automobile insurance for Titan
                                                                                Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                  The company is an insurance agency that operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                            The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                            an employee agent "storefront" for Titan Indemnity
                                                                                Company in Pennsylvania (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                 The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                              The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                   The company acts as a holding company specifically
                                                                                for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                   The company is a multi-line licensed insurance
                                                                                company and is operating primarily as a property and
                                                                                casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                                This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                   The company is a Texas grand fathered managing
                                                                                general agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                   The company is licensed as an insurance agency that
  Inc.                                                                          operates as an employee agent "call center" for
                                                                                Titan Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                    The company is a property and casualty insurance
  Company                                                                       company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                                The company acts as a holding company specifically
                                                                                for all Victoria corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                    The company is an insurance agency that acts as a
                                                                                broker for independent agents appointed with the
                                                                                Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance Company  Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet indemnification and lost pet
                                                                                recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            The company provides administrative services to
  Services, Inc.                                                                Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance Company    Arizona                                 The company underwrites excess and surplus lines of
                                                                                property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                              The company specializes in the analysis and funding
  Inc.                                                                          of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida                       Florida                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of New York                      New York                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in New York (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                   The company acts as a holding company especially for
                                                                                the Titan agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance agency of         Texas                                   The company is a Texas licensed insurance agency
  Texas, Inc.                                                                   (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc.            Indiana                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-7                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |   ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            (SIC)             |        |   |                             |
    |   |      SYSTEMS, INC.       |   |   |                              |        |   | Common Stock:  50,000       |
    |   |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |   NATIONWIDE AFFINITY    |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |    INSURANCE COMPANY     |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |        OF AMERICA        |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | Common Stock: 500,000    |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   | ------------- Shares     |   |   | -------------                |        |   |                             |
    |   |                          |   |   |                              |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   | Casualty-100%                |        |   -------------------------------
    |   ----------------------------   |   |         (See Page 2)         |        |
    |                                  |   |                              |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |     NEWHOUSE CAPITAL     |   |                                           |   |           LONE STAR         |
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Casualty-70%             |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | GGV-19%                  |   |___| Common Stock: 963            |        |   |                             |
    |   |                          |   |   | ------------- Shares         |        |   |                             |
    |   | Fire-10%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-23.88%              |        |   -------------------------------
    |                                  |   --------------------------------        |                 ||
    |   ----------------------------   |                                           |                 ||
    |   |                          |   |   --------------------------------        |   -------------------------------
    |   |     NATIONWIDE LLOYDS    |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   |            COMPANY          |
    |   |                          |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   |                          |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |       THI HOLDINGS       |   |   --------------------------------        |   |                             |
    |   |      DELAWARE, INC.      |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |          (THI)           |   |   |      COMPANY OF FLORIDA      |        |
    |   |                          |   |   |                              |        |   -------------------------------
    |   | Common Stock: 100 Shares |___|___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        | Casualty-100%            |   |   |                              |        |   |                             |
        |                          |   |   | Casualty-100%                |        |   | Single Member Limited       |
        | (See page 3)             |   |   |                              |        |---| Liability Company           |
        ----------------------------   |   --------------------------------        |   |                             |
                                       |                                           |   | Casualty-100%               |
                                       |   --------------------------------        |   -------------------------------
                                       |   |      NATIONWIDE CREDIT       |        |
                                       |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
                                       |___|           COMPANY            |        |   |       AMERICAN MARINE       |
                                           |                              |        |   |      UNDERWRITERS, INC.     |
                                           |    Casualty-100%             |        |   |                             |
                                           |                              |        |   | Common Stock:  20 Shares    |
                                           --------------------------------        |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  -------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------                |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   | 13,642,432                   |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,248 Shares |  |
                   |   |                              |    |   | -------------                |  |
                   |   |                              |    |   |                              |  |
                   |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                   |   |                              |    |___| Fire-16.2%                   |___
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                   |                                       |   | ----------------             |
                   |   --------------------------------    |   |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY LLC          | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                   |___|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                March 31, 2004

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  115,819   |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-100%                |               |   | AMCO-100%                |
     |                          |               |   |                          |
     | 8% Preferred:  39,500    |               |   |                          |
     | -------------  Shares    |               |   ----------------------------
     |                          |               |
     | AGI-24%                  |               |   ----------------------------   ----------------------------
     | AMCO-76%                 |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | 7% Preferred:  40,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | AMCO-      25%           |                   |                          |   |                          |
     | Allied P&C-50%           |                   | AMCO-100%                |   | CalFarm Insurance        |
     | Depositors-25%           |                   |                          |   | Agency-100%              |
     ----------------------------                   ----------------------------   ----------------------------
                  |
                  |
     ----------------------------
     |           AGMC           |
     |     REINSURANCE, LTD.    |
     |                          |
     | Common Stock:  11,000    |
     | -------------  Shares    |
     |                          |
     | NAMC-100%                |
     ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-80.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2004


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:         1,000 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |THI-100%                          |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line

                                        March 31, 2004

________________________________________________________________________________
|                   |
|
|                   |
|
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.AA,R.L.  |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:   189,595  Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |BRANCH-65%                     |
|   |NGH-100%                       |   |   |NW Corp.-35%                   |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
    |                               |   |___|                               |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |NGH-48.99%                     |   |   |                               |
    ---------------------------------   |   |LUX SA-100%                    |
                                        |   ---------------------------------
                                        |
                                        |
                                        |
                                        |   ---------------------------------
                                        |   |   NATIONWIDE GLOBAL HOLDINGS  |
                                        |   |   -NGH BRASIL PARTICIPACOES,  |
                                        |   |       LTDA (NGH BRASIL)       |
                                        |___|                               |
                                        |   |        Shares                 |
                                        |   |        ------                 |___
                                        |   |                               |
                                        |   |                               |
                                        |   |                               |
                                        |   |LUX SA 6,164,899               |
                                        |   |NGH    1                       |
                                        |   ---------------------------------
                                        |                   |
                                        |                   |
                                        |   ---------------------------------
                                        |   |  NATIONWIDE MARITIMA VIDA e   |
                                        |   |       PREVIDENCIA SA          |
                                        |   |                               |
                                        |   |Common Stock:  134,822,225     |
                                        |   |------------   Shares          |
                                        |   |                               |
                                        |   |                               |
                                        |   |                               |
                                        |   |                               |
                                        |   |DPSA-86.4%                     |
                                        |   ---------------------------------
    ---------------------------------   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |  EUROPE WIDE LIFE SA          |
    |Common Stock:  1,300,000 Shares|   |   |                               |
    |------------                   |___|___|                               |
    |                               |   |   |Common Stock:      65,000      |
    |                               |   |   |-------------                  |___
    |LUX SA-100%                    |   |   |                   Shares      |
    |LUF                            |   |   |                   ------      |
    ---------------------------------   |   |LUX Sa-100%        64,999      |
                  |                     |   |NGH                     1      |
                  |                     |   |                               |
    ---------------------------------   |   ---------------------------------
    |      VERTBOIS, SA             |   |
    |                               |   |   ---------------------------------
    |                               |   |   |       DANICA LIFE S.A         |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |                               |   |___|                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |LUX SA-100%                    |
    ---------------------------------       ---------------------------------

                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |                               |
       |___|Common Stock:         40 Shares|
       |   |------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:         80 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 7)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line

                                        March 31, 2004

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |    SERVICES CORPORATION    |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |            (TGB)           |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-63%                   |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVATION, LLC      | |  ---------------------------------- |   | CAPITAL PRO HOLDING, INC. |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   | (CAP PRO)                 |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TGB-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |                                                       |
|  ------------------------------ |  ----------------------------------     -----------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |     |    CAPITAL PROFESSIONAL   |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |     |      ADVISORS, INC.       |
|  |                            | |  |                                |     |          (CPA)            |
|__|                            | |__| Common Stock: 5,000 Shares     |     |                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |                                         |                           |
|  |                            | |  |                                |     |                           |
|  |TGN-100%                    | |  |                                |     | CAP PRO-100%              |
|  ------------------------------ |  | NW Life-100%                   |     -----------------------------
|                                 |  ----------------------------------                    |
|  ------------------------------ |                                         -----------------------------
|  | TGB FINANCIAL & INSURANCE  | |  ----------------------------------     |     CAP PRO INSURANCE     |
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      |     |    AGENCY SERVICES, INC.  |
|__|                            | |__|       ASSIGNMENT COMPANY       |     |                           |
|  |                            | |  |                                |     |                           |
|  |                            | |  | NW LIFE-100%                   |     |                           |
|  |                            | |  ----------------------------------     |                           |
|  |                            | |                                         |                           |
|  |TGN-100%                    | |  ----------------------------------     | CPAI-100%                 |
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     |     -----------------------------
|                                 |  |                                |                    |
|  ------------------------------ |  | Units:                         |     -----------------------------
|  | TGB FINANCIAL & INSURANCE  | |__| -----                          |     |     CAP PRO BROKERAGE     |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  |     |       SERVICES, INC.      |
|  |         OF HAWAII          | |  | Casualty-2.4%                  |     |                           |
|__|                            | |  ----------------------------------     |                           |
|  |                            | |                                         |                           |
|  |                            | |  ----------------------------------     |                           |
|  |                            | |  |    NATIONWIDE COMMUNITY        |     |                           |
|  |TGN-100%                    | |  |   DEVELOPMENT CORP., LLC       |     | CPAI-100%                 |
|  ------------------------------ |  |                                |     -----------------------------
|                                 |--| Units:                         |                    |
|  ------------------------------ |  | -----                          |     -----------------------------
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    |     |      CAP PRO ADVISORY     |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               |     |       SERVICES , INC.     |
|  |                            | |  ----------------------------------     |                           |
|  |                            | |                                         |                           |
|__|                            | |  ----------------------------------     |                           |
   |                            | |  |     NATIONWIDE AFFORDABLE      |     |                           |
   |                            | |  |         HOUSING, LLC           |     |                           |
   |TGN-100%                    | |--|                                |     | CPAI-100%                 |
   ------------------------------    | NW Life-45%                    |     -----------------------------
                                     | NW Indemnity-45%               |
                                     ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                                                         |
    --------------------------------- |                                                                         |
    |    FINANCIAL HORIZONS         | |                                                                         |
    |    DISTRIBUTORS AGENCY        | |                                                                         |
    |     OF ALABAMA, INC.          | |                                                                         |
    |                               |_|                                                                         |
    | Common Stock: 10,000 Shares   | |                                                                         |
    | ------------                  | |                                                                         |
    |                               | |                                                                         |
    |                               | |                                                                         |
    | NFIDAI-100%                   | |                                                                         |
    --------------------------------- |                                                                         |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | |   |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | |   |                           |      |      SERVICES, INC.          |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    |      NEW YORK, INC.           | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | Common Stock: 10,000 Shares   |_|  _|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    | ------------                  | |   |                           |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | |   |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | |   |                           |      |       ADVISORS, INC.         |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|  _|        AGENCY OF          |      |-------------                 |   |
    |                               | |   |      OKLAHOMA, INC        |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | |   |                           |      |    THE 401(k) COMPANY        |   |
    |                               | |   |                           |      |                              |   |
    | Common Stock: 100 Shares      | |   |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|  _|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |  _|   AGENCY OF TEXAS, INC    |      |                              |
    |                               | |   |                           |      |                              |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |
    --------------------------------- |   -----------------------------      --------------------------------
                                      |
    --------------------------------- |   ------------------------------
    |    NATIONWIDE FINANCIAL       | |   |      AFFILIATE AGENCY      |
    |  INSTITUTION DISTRIBUTORS     | |   |        OF OHIO, INC.       |
    |INSURANCE AGENCY, INC. OF MASS.| |   |                            |
    | Common Stock: 100 Shares      |_| __| Common Stock: 750 Shares   |
    | ------------                  | |   | ------------               |
    |                               | |   |                            |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |
    --------------------------------- |   ------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                 |                 |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |  |  |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |  |  |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |  |  |            (NFSB)            |
                       | ------------                 |   |   |                           |  |  | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |  |  |                              |
                       |                              |   |   |                           |  |  |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|  |  | NFS-100%                     |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                                                          |                                  |                  |
 _______________________________________                  |                                  |                  |
                                       |                  |                                  |                  |
                        --------------------------------  |   -----------------------------  |   --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |  |   |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |  |   |                              |
                        |                              |  |   |                           |  |   | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |  |   | ------------                 |
                        | -------------                |      |                           |  |   |                              |
                        |                              |      |                           |  |   |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |  |   | NFSB-100%                    |
                        --------------------------------     -----------------------------   |   --------------------------------
                                    |                                                        |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   | NF REINSURANCE, LTD.         |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |                              |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   | Common Stock: 250,000 Shares |
   |         ALABAMA              | | |        NEW MEXICO         |                          |-- | ------------                 |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|                              |                              |
   | ------------                 | | | ------------              |                              |                              |
   |                              | | |                           |                              | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                              --------------------------------
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |         ARIZONA              | | |        SO. DAKOTA         |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2004

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2004

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGAMT - 79%               |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
              |                |  |   NATIONWIDE UK HOLDING   |  |
 ---------------------------   |  |       COMPANY, LTD.       |  |
|  GARTMORE RIVERVIEW, LLC  |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
|                           |  |  | GGL - 100%                |  |
|                           |  |   ---------------------------   |
| RIG - 70%                 |  |                |                |
 ---------------------------   |   ---------------------------   |
                               |  |     ASSET MANAGEMENT      |  |
                               |  |       HOLDINGS PLC        |  |
                               | _|         (AMH)             |  |
                               || |                           |  |
                               || |                           |  |
                               || | NUKHCL - 100%             |  |
                               ||  ---------------------------   |
                               ||               |                |
                               ||  ---------------------------   |
                               || |    GARTMORE INVESTMENT    |  |
                               || |       MANAGEMENT PLC      |  |
                               ||_|           (GIM)           |__|__
                               |  |                           |  |
                               |  | AMH - 99.99%              |  |
                               |  | GNL - .01%                |  |
                               |   ---------------------------   |
                               |                                 |
                               |                                 |
                               |                                 |
                               |                                 |
                               |                                 |
                               |                                 |
                               |                                 |
                               |                                 |__
                               |
                               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGL)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    --------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                          |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                |
     | GSL - .01%               |     | GSL - 1%                 | |    --------------------------
      --------------------------       --------------------------  |
                    |                                              |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD.|
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)     |
      |                          |                                 |   |                          |
      | GFMI - 94%               |                                 |   | GIM - 50%                |
      | GSL - 3%                 |                                 |   | GNL - 50%                |
      | GIM - 3%                 |                                 |    --------------------------
       --------------------------                                  |
                                                                   |    --------------------------
      --------------------------                                   |   |GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)     |
     |     GARTMORE NO. 1       |                                  |___|                          |
     |  GENERAL PARTNER, LTD.   |                                      |                          |
_____|                          |                                      | GIM - 50%                |
     |                          |                                      | GSL - 50%                |
     |                          |                                       --------------------------
     | GIM - 100%               |
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.1%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2004

                                                                     (left side)
                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGAMT-100                         |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGAMT-100%                        |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                  |  |                               |
                                  |  | GEM-65%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |          CODA CAPITAL         |
                                  |  |         MANAGEMENT LLC        |
                                  |--|                               |
                                     |                               |
                                     | GEM-79%                       |
                                     ---------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE S             |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   | GGIMGT-10%                       |
                                   |                            |   |                      |   | Class A Preferred: 10,000 Shares |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGAMI-75%                        |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      March 31, 2004


Item 29.      Indemnification

              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General
              Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the
              Act and will be governed by the final adjudication of such issue.

Item 30.      Principal Underwriter

(a)  Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

    Multi-Flex Variable Account                                   Nationwide VL Separate Account-C
    Nationwide Variable Account                                   Nationwide VL Separate Account-D
    Nationwide Variable Account-II                                Nationwide VLI Separate Account-2
    Nationwide Variable Account-4                                 Nationwide VLI Separate Account-3
    Nationwide Variable Account-5                                 Nationwide VLI Separate Account-4
    Nationwide Variable Account-6                                 Nationwide VLI Separate Account-6
    Nationwide Variable Account-7                                 Nationwide VLI Separate Account-7
    Nationwide Variable Account-8
    Nationwide Variable Account-9
    Nationwide Variable Account-10
    Nationwide Variable Account-11
    Nationwide Variable Account-13
    Nationwide Variable Account-14
    Nationwide VA Separate Account-A
    Nationwide VA Separate Account-B
    Nationwide VA Separate Account-C

(b)  Directors and Officers of NISC:

     Mark R. Thresher, Director and Chairman of the Board
     Richard A. Karas, Director and Vice Chairman
     Rhodes B. Baker, President
     William G. Goslee, Senior Vice President
     M. Eileen Kennedy, Director, Senior Vice President and Treasurer Thomas E. Barnes, Vice President and Secretary
     Kevin S. Crossett, Vice President
     Trey Rouse, Vice President

     Peter R. Salvator, Vice President
     Barbara J. Shane, Vice President-Compliance Officer
     Karen R. Tackett, Vice President
     Alan A. Todryk, Vice President-Taxation
     Carol L. Dove, Vice President and Assistant Treasurer
     Glenn W. Soden, Associate Vice President and Assistant Secretary Dina A. Tantra, Assistant Secretary
     Mark D. Maxwell, Assistant Secretary
     E. Gary Berndt, Assistant Treasurer

     The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
     One Nationwide Plaza, Columbus, Ohio 43215

(c)

     ----------------------------- ------------------------- ----------------------- ----------------- -------------------
     Name of Principal             Net Underwriting          Compensation on         Brokerage         Compensation
     Underwriter                   Discounts and             Redemption or           Commissions
                                   Commissions               Annuitization
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------
                                   N/A                       N/A                     N/A               N/A
     Nationwide Investment
     Services Corporation
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------


Item 31.      Location of Accounts and Records

              M. Eileen Kennedy
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 32.      Management Services
              Not Applicable.

Item 33.      Fee Representation

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          Independent Auditors' Consent


The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VL Separate Account - C:



We consent to the use of our reports for Nationwide VL Separate Account-C dated February 20, 2004 and for Nationwide Life and Annuity Insurance Company dated March 11, 2004, included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 333-43639). Our report for Nationwide Life and Annuity Insurance Company refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.





KPMG LLP
Columbus, Ohio
April __, 2004

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VL SEPARATE ACCOUNT-C, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 15th day of November, 2004.

                                  NATIONWIDE VL SEPARATE ACCOUNT-C
                                  ----------------------------------------------
                                  (Registrant)

                                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                  ----------------------------------------------
                                  (Depositor)

                                  By: /s/ MICHAEL R. MOSER
                                  ----------------------------------------------
                                  Michael R. Moser, Esq.


As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 15th day of November, 2004.


W. G. JURGENSEN
-------------------------------------------------------------------------
W. G. Jurgensen, Director and Chief Executive Officer

JOSEPH A. ALUTTO
-------------------------------------------------------------------------
Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.
-------------------------------------------------------------------------
James G. Brocksmith, Jr., Director

KEITH W. ECKEL
-------------------------------------------------------------------------
Keith W. Eckel, Director

LYDIA M. MARSHALL
-------------------------------------------------------------------------
Lydia M. Marshall, Director

DONALD L. MCWHORTER
-------------------------------------------------------------------------
Donald L. McWhorter, Director

DAVID O. MILLER
-------------------------------------------------------------------------
David O. Miller, Director

JAMES F. PATTERSON
-------------------------------------------------------------------------
James F. Patterson, Director

MARTHA J. MILLER DE LOMBERA
-------------------------------------------------------------------------
Martha J. Miller de Lombera, Director

GERALD D. PROTHRO
-------------------------------------------------------------------------
Gerald D. Prothro, Director

ARDEN L. sHISLER
-------------------------------------------------------------------------
Arden L. Shisler, Director

ALEX SHUMATE
-------------------------------------------------------------------------
Alex Shumate, Director


                                                        By /s/ MICHAEL R. MOSER
                                    --------------------------------------------
                                                        Michael R. Moser, Esq.
                                                        Attorney-in-Fact